UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918.

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 242- 9596

Date of fiscal year end:  June 30, 2012

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

HC CAPITAL TRUST

Semiannual Report

December 31, 2011

We are pleased to present the December 31, 2011 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of nineteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

  The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio (formerly known as the Commodity Related Securities Portfolio), seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST

Semiannual Report

December 31, 2011

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.30%
	Advertising — 0.03%
17,500	The Interpublic Group of Cos., Inc.	$170
	Aerospace & Defense — 3.05%
3,200	Alliant Techsystems, Inc.	183
46,797	General Dynamics Corp.	3,108
64,644	Honeywell International, Inc.	3,513
13,600	L-3 Communications Holdings, Inc.	907
10,940	Lockheed Martin Corp.	885
69,288	Northrop Grumman Corp.	4,052
56,793	Raytheon Co.	2,748
10,200	Spirit AeroSystems Holdings, Inc., Class – A (a)	212
2,444	The Boeing Co.	179
16,745	United Technologies Corp.	1,224
		17,011
	Agricultural Products — 0.59%
94,423	Archer-Daniels-Midland Co.	2,700
6,845	Bunge Ltd.	392
3,600	Corn Products International, Inc.	189
		3,281
	Air Freight & Logistics — 0.33%
8,879	FedEx Corp.	741
15,300	United Parcel Service, Inc., Class – B	1,120
		1,861
	Airlines — 0.41%
1,221	Copa Holdings SA, Class – A	72
195,500	Delta Air Lines, Inc. (a)	1,581
75,600	Southwest Airlines Co.	647
		2,300
	Alternative Carriers — 0.07%
19,000	tw telecom, Inc. (a)	368
	Aluminum — 0.10%
63,267	Alcoa, Inc.	547
	Apparel Retail — 0.12%
14,000	American Eagle Outfitters, Inc.	214
5,900	Foot Locker, Inc.	141
2,500	Guess?, Inc.	74
13,686	The Gap, Inc.	254
		683
	Application Software — 0.02%
4,800	Synopsys, Inc. (a)	131
	Asset Management & Custody Banks — 1.35%
81,800	American Capital Ltd. (a)	551
55,606	Ares Capital Corp.	859
150,766	Bank of New York Mellon Corp.	3,002
12,027	BlackRock, Inc., Class – A	2,144
4,500	Eaton Vance Corp.	106
3,400	Federated Investors, Inc., Class – B	51
17,500	Invesco Ltd.	352
7,100	Janus Capital Group, Inc.	45
8,283	Northern Trust Corp.	328

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
3,300	Waddell & Reed Financial, Inc., Class – A	$82
		7,520
	Auto Parts & Equipment — 1.03%
6,500	Autoliv, Inc.	348
73,559	Johnson Controls, Inc.	2,299
41,388	Lear Corp.	1,647
42,179	TRW Automotive Holdings Corp. (a)	1,375
1,721	Visteon Corp. (a)	86
		5,755
	Automobile Manufacturers — 0.96%
104,438	Ford Motor Co.	1,124
206,696	General Motors Co. (a)	4,189
1,600	Thor Industries, Inc.	44
		5,357
	Biotechnology — 1.20%
57,238	Amgen, Inc.	3,675
74,300	Gilead Sciences, Inc. (a)	3,041
		6,716
	Brewers — 0.09%
11,312	Molson Coors Brewing Co., Class – B	493
	Broadcasting — 0.08%
16,638	CBS Corp., Class – B	452
	Building Products — 0.09%
13,600	Masco Corp.	142
11,800	Owens Corning, Inc. (a)	339
		481
	Cable & Satellite — 1.35%
115,303	Comcast Corp., Class – A	2,734
24,700	DIRECTV, Class – A (a)	1,056
58,781	Time Warner Cable, Inc.	3,737
		7,527
	Casinos & Gaming — 0.07%
34,900	MGM Resorts International (a)	364
1,900	WMS Industries, Inc. (a)	39
		403
	Catalog Retail — 0.06%
20,600	Liberty Media Corp. – Interactive, Class – A (a)	334
	Coal & Consumable Fuels — 0.02%
8,000	Arch Coal, Inc.	116
	Commercial Printing — 0.02%
7,100	R.R. Donnelley & Sons Co.	102
	Commodity Chemicals — 0.01%
671	Kronos Worldwide, Inc.	12
700	Westlake Chemical Corp.	28
		40
	Communications Equipment — 2.14%
460,350	Cisco Systems, Inc.	8,323
219,495	Corning, Inc.	2,849
8,600	Harris Corp.	310
8,922	Motorola Solutions, Inc.	413

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
11,500	Tellabs, Inc.	$47
		11,942
	Computer & Electronics Retail — 0.26%
22,100	Best Buy Co., Inc.	517
36,560	GameStop Corp., Class – A (a)	882
7,300	RadioShack Corp.	71
		1,470
	Computer Hardware — 1.63%
55,311	Dell, Inc. (a)	809
2,500	Diebold, Inc.	75
318,865	Hewlett-Packard Co.	8,214
		9,098
	Computer Storage & Peripherals — 0.21%
5,400	Lexmark International, Inc., Class – A	179
3,400	QLogic Corp. (a)	51
7,200	SanDisk Corp. (a)	354
21,700	Seagate Technology PLC	356
7,700	Western Digital Corp. (a)	238
		1,178
	Construction & Engineering — 0.09%
11,000	AECOM Technology Corp. (a)	226
7,200	URS Corp. (a)	253
		479
	Construction & Farm Machinery & Heavy Trucks — 0.12%
8,800	AGCO Corp. (a)	378
2,400	CNH Global N.V. – NYS (a)	87
8,800	Oshkosh Corp. (a)	188
		653
	Consumer Electronics — 0.06%
7,800	Garmin Ltd.	311
	Consumer Finance — 0.75%
12,249	American Express Co.	578
78,641	Capital One Financial Corp.	3,326
20,000	SLM Corp.	268
		4,172
	Data Processing & Outsourced Services — 0.57%
18,900	Automatic Data Processing, Inc.	1,021
4,700	Broadridge Financial Solutions, Inc.	106
10,800	Computer Sciences Corp.	256
1,100	DST Systems, Inc.	50
8,400	Fidelity National Information Services, Inc.	223
6,100	Lender Processing Services, Inc.	92
12,300	Paychex, Inc.	370
10,476	Visa, Inc., Class – A	1,064
		3,182
	Department Stores — 0.18%
11,183	Kohl’s Corp.	552
14,700	Macy’s, Inc.	473
		1,025

Shares	Security Description	Value (000)
	Distillers & Vintners — 0.31%
84,477	Constellation Brands, Inc., Class – A (a)	$1,746
	Distributors — 0.07%
6,000	Genuine Parts Co.	367
	Diversified Banks — 1.61%
34,000	Comerica, Inc.	877
76,177	U.S. Bancorp	2,061
218,824	Wells Fargo & Co.	6,031
		8,969
	Diversified Chemicals — 0.76%
2,400	Ashland, Inc.	137
1,900	Cabot Corp.	61
24,418	E.I. du Pont de Nemours & Co.	1,118
5,400	Eastman Chemical Co.	211
7,300	Huntsman Corp.	73
6,000	PPG Industries, Inc.	501
73,879	The Dow Chemical Co.	2,125
		4,226
	Diversified Metals & Mining — 0.25%
1,200	Compass Minerals International, Inc.	83
29,800	Freeport-McMoRan Copper & Gold, Inc.	1,096
6,400	Southern Copper Corp.	193
		1,372
	Diversified Real Estate Investment Trusts — 0.06%
7,800	Liberty Property Trust	241
900	Vornado Realty Trust	69
		310
	Diversified Support Services — 0.04%
6,300	Iron Mountain, Inc.	194
	Drug Retail — 1.09%
86,218	CVS Caremark Corp.	3,516
78,378	Walgreen Co.	2,591
		6,107
	Education Services — 0.27%
28,000	Apollo Group, Inc., Class – A (a)	1,508
2,100	Career Education Corp. (a)	17
		1,525
	Electric Utilities — 1.77%
39,881	American Electric Power, Inc.	1,648
45,682	Duke Energy Corp.	1,005
16,917	Edison International	700
9,357	Entergy Corp.	684
22,831	Exelon Corp.	990
14,243	FirstEnergy Corp.	631
7,300	Great Plains Energy, Inc.	159
700	Hawaiian Electric Industries, Inc.	19
14,460	NextEra Energy, Inc.	880
800	Northeast Utilities	29
90,800	NV Energy, Inc.	1,485
1,000	Pepco Holdings, Inc.	20
500	Pinnacle West Capital Corp.	24
2,700	PPL Corp.	79

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
29,260	The Southern Co.	$1,354
6,100	Westar Energy, Inc.	176
		9,883
	Electrical Components & Equipment — 0.20%
24,300	Emerson Electric Co.	1,132
	Electronic Components — 0.01%
4,900	Vishay Intertechnology, Inc. (a)	44
	Electronic Equipment & Instruments — 0.01%
1,300	Itron, Inc. (a)	47
	Electronic Manufacturing Services — 0.06%
6,200	Jabil Circuit, Inc.	122
9,400	Molex, Inc.	224
		346
	Environmental & Facilities Services — 0.25%
12,200	Republic Services, Inc., Class – A	336
31,976	Waste Management, Inc.	1,046
		1,382
	Fertilizers & Agricultural Chemicals — 0.30%
17,137	Monsanto Co.	1,201
7,933	The Mosaic Co.	400
1,600	The Scotts Mircale-Gro Co.	75
		1,676
	Food Distributors — 0.12%
22,100	Sysco Corp.	648
	Food Retail — 0.84%
13,400	Safeway, Inc.	282
7,300	SUPERVALU, Inc.	59
179,529	The Kroger Co.	4,348
		4,689
	Gas Utilities — 0.03%
600	AGL Resources, Inc.	25
400	Atmos Energy Corp.	13
500	National Fuel Gas Co.	28
500	ONEOK, Inc.	43
1,200	Questar Corp.	24
700	UGI Corp.	21
		154
	General Merchandise Stores — 0.41%
2,500	Big Lots, Inc. (a)	94
43,300	Target Corp.	2,218
		2,312
	Gold — 0.31%
29,200	Newmont Mining Corp.	1,752
	Health Care Distributors — 0.04%
5,121	Cardinal Health, Inc.	208
	Health Care Equipment — 1.12%
23,240	Baxter International, Inc.	1,150
112,800	Boston Scientific Corp. (a)	602
30,926	Covidien PLC	1,392

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
80,640	Medtronic, Inc.	$3,085
		6,229
	Health Care Facilities — 0.11%
6,900	Community Health Systems, Inc. (a)	121
1,192	HCA Holdings, Inc. (a)	26
3,800	LifePoint Hospitals, Inc. (a)	141
35,300	Tenet Healthcare Corp. (a)	181
6,500	VCA Antech, Inc. (a)	128
		597
	Health Care Services — 0.09%
10,400	Lincare Holdings, Inc.	268
3,600	MEDNAX, Inc. (a)	259
		527
	Home Furnishings — 0.02%
5,400	Leggett & Platt, Inc.	124
	Home Improvement Retail — 0.97%
138,468	Lowe’s Cos., Inc.	3,514
45,599	The Home Depot, Inc.	1,917
		5,431
	Homebuilding — 0.14%
1,100	NVR, Inc. (a)	755
	Hotels, Resorts & Cruise Lines — 0.31%
43,457	Carnival Corp.	1,419
4,536	Royal Caribbean Cruises Ltd.	112
5,800	Wyndham Worldwide Corp.	219
		1,750
	Household Appliances — 0.07%
2,200	Snap-on, Inc.	111
5,600	Whirlpool Corp.	266
		377
	Household Products — 2.17%
13,492	Colgate-Palmolive Co.	1,247
3,400	Energizer Holdings, Inc. (a)	263
16,334	Kimberly-Clark Corp.	1,202
5,100	The Clorox Co.	339
135,817	The Procter & Gamble Co.	9,060
		12,111
	Housewares & Specialties — 0.16%
3,200	Jarden Corp.	96
48,200	Newell Rubbermaid, Inc.	778
		874
	Hypermarkets & Super Centers — 0.68%
63,101	Wal-Mart Stores, Inc.	3,771
	Industrial Conglomerates — 2.69%
16,129	3M Co.	1,318
635,110	General Electric Co.	11,375
50,176	Tyco International Ltd.	2,344
		15,037
	Industrial Gases — 0.12%
8,000	Air Products & Chemicals, Inc.	682

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery — 0.53%
12,900	Eaton Corp.	$561
2,700	Harsco Corp.	56
17,837	Illinois Tool Works, Inc.	833
23,500	Ingersoll-Rand PLC	716
7,050	Stanely Black & Decker, Inc.	477
8,200	The Timken Co.	317
		2,960
	Industrial Real Estate Investment Trust — 0.01%
2,112	Prologis, Inc.	60
	Insurance Brokers — 0.14%
4,200	Arthur J. Gallagher & Co.	140
20,800	Marsh & McLennan Cos., Inc.	658
		798
	Integrated Oil & Gas — 7.30%
131,800	BP PLC – Sponsored ADR	5,633
84,986	Chevron Corp.	9,042
97,236	ConocoPhillips	7,086
76,382	Exxon Mobil Corp.	6,474
32,158	Hess Corp.	1,827
204,872	Marathon Oil Corp.	5,997
24,600	Murphy Oil Corp.	1,371
35,051	Occidental Petroleum Corp.	3,284
		40,714
	Integrated Telecommunication Services — 4.33%
317,877	AT&T, Inc.	9,612
48,279	BCE, Inc.	2,012
206,822	CenturyLink, Inc.	7,694
160,400	Frontier Communications Corp.	826
93,113	Verizon Communications, Inc.	3,736
21,500	Windstream Corp.	252
		24,132
	Internet Software & Services — 0.33%
15,565	eBay, Inc. (a)	472
83,678	Yahoo!, Inc. (a)	1,350
		1,822
	Investment Banking & Brokerage — 1.37%
1,100	Greenhill & Co., Inc.	40
4,200	Lazard Ltd., Class – A	110
245,419	Morgan Stanley	3,713
41,996	The Goldman Sachs Group, Inc.	3,798
		7,661
	IT Consulting & Other Services — 0.25%
21,300	Accenture PLC, Class – A	1,134
6,017	Amdocs Ltd. (a)	172
9,400	SAIC, Inc. (a)	115
		1,421
	Leisure Products — 0.09%
4,400	Hasbro, Inc.	140
13,200	Mattel, Inc.	367
		507

Shares	Security Description	Value (000)
	Life & Health Insurance — 1.26%
31,616	Aflac, Inc.	$1,368
38,800	Lincoln National Corp.	754
81,619	MetLife, Inc.	2,545
11,600	Principal Financial Group, Inc.	285
14,000	Protective Life Corp.	316
18,400	Prudential Financial, Inc.	922
38,700	Unum Group	815
		7,005
	Life Sciences Tools & Services — 0.09%
11,277	Thermo Electron Corp. (a)	507
	Managed Health Care — 3.46%
39,449	Aetna, Inc.	1,664
3,200	AMERIGROUP Corp. (a)	189
19,700	CIGNA Corp.	827
10,900	Coventry Health Care, Inc. (a)	331
25,805	Health Net, Inc. (a)	785
12,600	Humana, Inc.	1,104
160,884	UnitedHealth Group, Inc.	8,154
94,095	WellPoint, Inc.	6,234
		19,288
	Marine — 0.01%
1,400	Alexander & Baldwin, Inc.	57
	Metal & Glass Containers — 0.12%
2,400	Greif, Inc., Class – A	109
27,837	Owens-Illinois, Inc. (a)	540
		649
	Mortgage Real Estate Investment Trusts — 0.24%
9,400	American Capital Agency Corp.	264
57,000	Annaly Capital Management, Inc.	910
71,300	Chimera Investment Corp.	179
		1,353
	Movies & Entertainment — 3.09%
2,400	DreamWorks Animation SKG, Inc. (a)	40
2,445	Liberty Media Corp. – Liberty Capital (a)	191
145,760	News Corp., Class – A	2,600
56,081	The Walt Disney Co.	2,103
178,258	Time Warner, Inc.	6,442
129,491	Viacom, Inc., Class – B	5,880
		17,256
	Multi-line Insurance — 0.50%
10,200	American Financial Group, Inc.	376
66,800	American International Group, Inc. (a)	1,550
8,078	Kemper Corp.	236
9,365	Loews Corp.	352
16,900	The Hartford Financial Services Group, Inc.	275
		2,789
	Multi-Sector Holdings — 0.18%
45,200	Leucadia National Corp.	1,028
	Multi-Utilities — 1.66%
700	Alliant Energy Corp.	31
1,100	Ameren Corp.	36

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
36,300	CenterPoint Energy, Inc.	$729
70,400	CMS Energy Corp.	1,554
15,500	Consolidated Edison, Inc.	962
19,742	Dominion Resources, Inc.	1,048
42,300	DTE Energy Co.	2,303
4,300	Integrys Energy Group, Inc.	233
900	MDU Resources Group, Inc.	19
1,661	NiSource, Inc.	40
600	NSTAR	28
500	OGE Energy Corp.	28
13,642	PG&E Corp.	562
17,502	Public Service Enterprise Group, Inc.	578
6,200	SCANA Corp.	279
12,700	Sempra Energy	699
1,400	TECO Energy, Inc.	27
500	Vectren Corp.	15
1,100	Wisconsin Energy Corp.	39
2,300	Xcel Energy, Inc.	64
		9,274
	Office Electronics — 0.07%
47,000	Xerox Corp.	374
	Office Real Estate Investment Trusts — 0.16%
400	Alexandria Real Estate Equities, Inc.	28
700	Brandywine Realty Trust	7
4,900	CommonWealth REIT	82
400	Corporate Office Properties Trust	8
500	Digital Realty Trust, Inc.	33
900	Douglas Emmett, Inc.	16
1,200	Duke Realty Corp.	14
6,200	Mack-Cali Realty Corp.	165
12,200	Piedmont Office Realty Trust, Inc., Class – A	208
5,200	SL Green Realty Corp.	347
		908
	Office Services & Supplies — 0.09%
13,800	Avery Dennison Corp.	396
6,900	Pitney Bowes, Inc.	128
		524
	Oil & Gas Drilling — 0.88%
19,400	Atwood Oceanics, Inc. (a)	772
43,900	Rowan Cos., Inc. (a)	1,331
56,000	Transocean Ltd.	2,150
14,700	Unit Corp. (a)	682
		4,935
	Oil & Gas Equipment & Services — 0.34%
7,836	Baker Hughes, Inc.	381
12,590	National Oilwell Varco, Inc.	856
7,500	SEACOR Holdings, Inc. (a)	667
		1,904

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production — 1.35%
12,554	Anadarko Petroleum Corp.	$958
21,416	Apache Corp.	1,940
19,516	Chesapeake Energy Corp.	435
44,916	Devon Energy Corp.	2,785
51,400	EXCO Resources, Inc.	537
16,350	Southwestern Energy Co. (a)	522
11,800	Ultra Petroleum Corp. (a)	350
		7,527
	Oil & Gas Refining & Marketing — 1.41%
147,901	Marathon Petroleum Corp.	4,924
49,548	Tesoro Corp. (a)	1,157
85,800	Valero Energy Corp.	1,806
		7,887
	Oil & Gas Storage & Transportation — 0.43%
8,186	Kinder Morgan, Inc.	263
24,700	Spectra Energy Corp.	760
1,563	Teekay Shipping Corp.	42
39,821	The Williams Cos., Inc.	1,315
		2,380
	Other Diversified Financial Services — 4.49%
300,264	Bank of America Corp.	1,669
373,983	Citigroup, Inc.	9,840
407,688	JPMorgan Chase & Co.	13,556
		25,065
	Packaged Foods & Meats — 2.02%
6,700	Campbell Soup Co.	223
35,400	ConAgra Foods, Inc.	935
4,200	Flowers Foods, Inc.	80
60,058	General Mills, Inc.	2,427
12,200	H.J. Heinz Co.	659
9,779	Kellogg Co.	494
78,883	Kraft Foods, Inc.	2,947
5,000	McCormick & Co., Inc.	252
22,200	Sara Lee Corp.	420
7,820	Smithfield Foods, Inc. (a)	190
4,400	The J.M. Smucker Co.	344
110,637	Tyson Foods, Inc., Class – A	2,283
		11,254
	Paper Packaging — 0.12%
4,000	Bemis Co., Inc.	120
3,900	Packaging Corp. of America	99
2,000	Rock-Tenn Co., Class – A	115
12,000	Sealed Air Corp.	207
3,800	Sonoco Products Co.	125
		666
	Paper Products — 0.21%
1,300	Domtar Corp.	104
29,600	International Paper Co.	876
6,400	MeadWestvaco Corp.	192
		1,172

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.05%
16,300	Avon Products, Inc.	$285
	Pharmaceuticals — 9.81%
22,937	Abbott Laboratories	1,290
102,119	AstraZeneca PLC – Sponsored ADR	4,727
82,547	Bristol-Myers Squibb Co.	2,909
91,646	Eli Lilly & Co.	3,809
21,300	Forest Laboratories, Inc. (a)	644
200,721	Johnson & Johnson	13,163
167,766	Merck & Co., Inc.	6,325
10,600	Novartis AG – ADR	606
900,540	Pfizer, Inc.	19,488
49,401	Sanofi-Aventis – Sponsored ADR	1,805
		54,766
	Property & Casualty Insurance — 3.45%
74,534	ACE Ltd.	5,226
4,800	Allied World Assurance Co., Holdings Ltd.	302
23,700	Assured Guaranty Ltd.	311
4,900	AXIS Capital Holdings Ltd.	157
51,924	Berkshire Hathaway, Inc., Class – B (a)	3,962
5,500	Cincinnati Financial Corp.	168
6,600	Endurance Specialty Holdings Ltd.	253
1,000	Erie Indemnity Co., Class – A	78
8,500	Fidelity National Financial, Inc., Class – A	135
7,400	Hanover Insurance Group, Inc.	259
18,300	MBIA, Inc. (a)	212
900	Mercury General Corp.	41
9,800	Old Republic International Corp.	91
35,436	The Allstate Corp.	971
8,741	The Chubb Corp.	605
109,096	The Travelers Cos., Inc.	6,455
		19,226
	Publishing — 0.68%
165,892	Gannett Co., Inc.	2,218
20,380	The McGraw-Hill Cos., Inc.	916
350	The Washington Post Co., Class – B	132
20,013	Thomson Reuters Corp.	534
		3,800
	Railroads — 0.37%
10,546	Norfolk Southern Corp.	768
12,195	Union Pacific Corp.	1,292
		2,060
	Real Estate Operating Companies — 0.02%
8,600	Forest City Enterprises, Inc., Class – A (a)	102
	Real Estate Services — 0.03%
2,700	Jones Lang LaSalle, Inc.	165
	Regional Banks — 1.96%
1,800	Bank of Hawaii Corp.	80
103,120	BB&T Corp.	2,596
41,300	CIT Group, Inc. (a)	1,440
2,000	Cullen/Frost Bankers, Inc.	106

Shares	Security Description	Value (000)
	Regional Banks (continued)
169,100	Fifth Third Bancorp	$2,151
181,600	KeyCorp	1,397
4,800	M&T Bank Corp.	366
46,042	PNC Financial Services Group, Inc.	2,655
29,800	Synovus Financial Corp.	42
6,400	Valley National Bancorp	79
		10,912
	Reinsurance — 0.30%
16,600	Arch Capital Group Ltd. (a)	618
2,600	PartnerRe Ltd.	167
9,200	Reinsurance Group of America, Inc.	481
12,900	Validus Holdings Ltd.	406
		1,672
	Residential Real Estate Investment Trusts — 0.04%
400	AvalonBay Communities, Inc.	52
500	BRE Properties, Inc.	25
300	Camden Property Trust	19
1,400	Equity Residential	80
200	Essex Property Trust, Inc.	28
1,000	UDR, Inc.	25
		229
	Restaurants — 0.24%
5,200	Darden Restaurants, Inc.	237
11,200	McDonald’s Corp.	1,124
		1,361
	Retail Real Estate Investment Trusts — 0.11%
1,000	DDR Corp.	12
300	Federal Realty Investment Trust	27
2,600	General Growth Properties, Inc.	39
2,400	Kimco Realty Corp.	39
600	Realty Income Corp.	21
500	Regency Centers Corp.	19
2,929	Simon Property Group, Inc.	378
300	Taubman Centers, Inc.	19
600	The Macerich Co.	30
900	Weingarten Realty Investors	20
		604
	Security & Alarm Services — 0.04%
9,900	Corrections Corp. of America (a)	202
	Semiconductor Equipment — 1.35%
484,737	Applied Materials, Inc.	5,192
11,700	KLA-Tencor Corp.	564
42,011	Lam Research Corp. (a)	1,555
2,900	Novellus Systems, Inc. (a)	120
5,800	Teradyne, Inc. (a)	79
		7,510
	Semiconductors — 2.38%
16,800	Advanced Micro Devices, Inc. (a)	91
11,400	Analog Devices, Inc.	408
3,300	Cree, Inc. (a)	73

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
4,100	Fairchild Semiconductor International, Inc. (a)	$49
277,680	Intel Corp.	6,734
2,300	International Rectifier Corp. (a)	45
4,800	Intersil Corp., Class – A	50
8,600	Linear Technology Corp.	258
16,800	Marvell Technology Group Ltd. (a)	233
11,200	Maxim Integrated Products, Inc.	291
7,200	Microchip Technology, Inc.	264
354,700	Micron Technology, Inc. (a)	2,231
14,500	ON Semiconductor Corp. (a)	112
3,606	SunPower Corp. (a)	22
83,093	Texas Instruments, Inc.	2,419
		13,280
	Soft Drinks — 0.90%
8,400	Dr. Pepper Snapple Group, Inc.	332
36,321	PepsiCo, Inc.	2,410
32,647	The Coca-Cola Co.	2,284
		5,026
	Specialized Consumer Services — 0.03%
11,600	H&R Block, Inc.	189
	Specialized Finance — 0.51%
1,999	CME Group, Inc.	487
1,400	Interactive Brokers Group, Inc., Class – A	21
41,098	Moody’s Corp.	1,384
9,900	NYSE Euronext	258
28,700	The NASDAQ OMX Group, Inc. (a)	704
		2,854
	Specialized Real Estate Investment Trusts — 0.43%
27,900	HCP, Inc.	1,156
900	Health Care REIT, Inc.	49
900	Hospitality Properties Trust	21
800	Plum Creek Timber Co., Inc.	29
843	Public Storage	113
700	Rayonier, Inc.	31
10,100	Senior Housing Properties Trust	227
1,214	Ventas, Inc.	67
37,600	Weyerhaeuser Co.	702
		2,395
	Specialty Chemicals — 0.56%
92,759	LyondellBasell Industries NV, Class – A	3,014
4,900	RPM, Inc.	120
		3,134
	Specialty Stores — 0.13%
51,700	Staples, Inc.	718
	Steel — 0.20%
4,200	Cliffs Natural Resources, Inc.	262

Shares or Principal Amount (000)	Security Description	Value (000)
	Steel (continued)
4,072	Commercial Metals Co.	$56
12,000	Nucor Corp.	475
2,243	Reliance Steel & Aluminum Co.	109
700	Schnitzer Steel Industries, Inc., Class – A	30
14,651	Steel Dynamics, Inc.	193
		1,125
	Systems Software — 0.80%
12,500	CA, Inc.	253
161,960	Microsoft Corp.	4,204
		4,457
	Technology Distributors — 0.08%
3,700	Arrow Electronics, Inc. (a)	138
4,900	Avnet, Inc. (a)	152
5,200	Ingram Micro, Inc., Class – A (a)	95
1,500	Tech Data Corp. (a)	74
		459
	Thrifts & Mortgage Finance — 0.32%
6,300	Capitol Federal Financial, Inc.	73
13,200	First Niagara Financial Group, Inc.	114
18,000	Hudson City Bancorp, Inc.	112
107,000	New York Community Bancorp, Inc.	1,323
14,300	People’s United Financial, Inc.	184
		1,806
	Tobacco — 1.76%
140,601	Altria Group, Inc.	4,169
29,400	Lorillard, Inc.	3,352
19,296	Philip Morris International, Inc.	1,514
19,551	Reynolds American, Inc.	810
		9,845
	Trading Companies & Distributors — 0.01%
1,800	GATX Corp.	79
	Water Utilities — 0.01%
1,000	American Water Works Co., Inc.	32
800	Aqua America, Inc.	18
		50
	Wireless Telecommunication Services — 0.68%
34,700	MetroPCS Communications, Inc. (a)	301
21,000	NII Holdings, Inc. (a)	447
90,538	Sprint Nextel Corp. (a)	212
11,200	Telephone & Data Systems, Inc.	290
91,580	Vodafone Group PLC – Sponsored ADR	2,567
		3,817
	Total Common Stocks	548,517
	U.S. Treasury Obligations — 0.05%
109	U.S. Treasury Bills, 0.00%, 1/12/12 (b)(c)	109

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
50	U.S. Treasury Bills, 0.00%, 3/29/12 (b)(c)	$50
125	U.S. Treasury Bills, 0.00%, 5/17/12 (b)(c)	125
	Total U.S. Treasury Obligations	284
	Time Deposit — 1.13%
6,327	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	6,327
	Total Time Deposit	6,327
	Mutual Fund — 0.40%
2,204,978	Alliance Money Market Fund Prime Portfolio, 0.10% (d)	2,205
	Total Mutual Fund	2,205

Shares or Principal Amount (000)	Security Description	Value (000)
	Total Investments (cost $517,753) — 99.88%	$557,333
	Other assets in excess of liabilities — 0.12%	697
	Net Assets — 100.00%	$558,030
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or a part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	The rate disclosed is the rate in effect on December 31, 2011.

ADR — American Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	24.71%	11.48%	62.11%	98.30%
U.S. Treasury Obligations	—	—	0.05%	0.05%
Time Deposit	0.72%	0.41%	—	1.13%
Mutual Fund	—	—	0.40%	0.40%
Other Assets (Liabilities)	-0.13%	0.00%	0.25%	0.12%
Total Net Assets	25.30%	11.89%	62.81%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
51	S&P 500 E-Mini Future	$3,194	Mar-12	$49
	Net Unrealized Appreciation/(Depreciation)			$49

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.72%
	Advertising — 0.03%
25,400	The Interpublic Group of Cos., Inc.	$247
	Aerospace & Defense — 2.76%
4,400	Alliant Techsystems, Inc.	252
65,451	General Dynamics Corp.	4,347
106,441	Honeywell International, Inc.	5,785
1	Huntington Ingalls Industries, Inc. (a)	—
19,200	L-3 Communications Holdings, Inc.	1,280
15,814	Lockheed Martin Corp.	1,279
94,881	Northrop Grumman Corp.	5,549
79,420	Raytheon Co.	3,842
14,600	Spirit AeroSystems Holdings, Inc., Class – A (a)	304
3,262	The Boeing Co.	239
24,177	United Technologies Corp.	1,767
		24,644
	Agricultural Products — 0.56%
146,083	Archer-Daniels-Midland Co.	4,178
9,660	Bunge Ltd.	553
5,100	Corn Products International, Inc.	268
		4,999
	Air Freight & Logistics — 0.29%
11,749	FedEx Corp.	981
22,200	United Parcel Service, Inc., Class – B	1,625
		2,606
	Airlines — 0.30%
1,810	Copa Holdings SA, Class – A	106
206,915	Delta Air Lines, Inc. (a)	1,674
105,900	Southwest Airlines Co.	907
		2,687
	Alternative Carriers — 0.06%
26,600	tw telecom, Inc. (a)	516
	Aluminum — 0.08%
85,733	Alcoa, Inc.	742
	Apparel Retail — 0.11%
19,900	American Eagle Outfitters, Inc.	304
8,500	Foot Locker, Inc.	203
3,600	Guess?, Inc.	107
19,556	The Gap, Inc.	363
		977
	Application Software — 0.02%
6,600	Synopsys, Inc. (a)	180
	Asset Management & Custody Banks — 1.24%
114,600	American Capital Ltd. (a)	771
77,407	Ares Capital Corp.	1,196
210,684	Bank of New York Mellon Corp.	4,195
19,444	BlackRock, Inc., Class – A	3,466
6,500	Eaton Vance Corp.	154
5,000	Federated Investors, Inc., Class – B	76
25,400	Invesco Ltd.	510
10,200	Janus Capital Group, Inc.	64

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
11,951	Northern Trust Corp.	$474
4,700	Waddell & Reed Financial, Inc., Class – A	116
		11,022
	Auto Parts & Equipment — 0.94%
9,300	Autoliv, Inc.	498
121,421	Johnson Controls, Inc.	3,796
52,493	Lear Corp.	2,089
56,480	TRW Automotive Holdings Corp. (a)	1,841
2,407	Visteon Corp. (a)	120
		8,344
	Automobile Manufacturers — 0.83%
147,703	Ford Motor Co.	1,589
285,196	General Motors Co. (a)	5,781
2,100	Thor Industries, Inc.	58
		7,428
	Biotechnology — 1.04%
78,242	Amgen, Inc.	5,024
103,100	Gilead Sciences, Inc. (a)	4,220
		9,244
	Brewers — 0.08%
16,079	Molson Coors Brewing Co., Class – B	700
	Broadcasting — 0.07%
21,873	CBS Corp., Class – B	594
	Building Products — 0.08%
19,700	Masco Corp.	206
16,500	Owens Corning, Inc. (a)	474
		680
	Cable & Satellite — 1.16%
158,301	Comcast Corp., Class – A	3,753
31,900	DIRECTV, Class – A (a)	1,364
82,033	Time Warner Cable, Inc.	5,215
		10,332
	Casinos & Gaming — 0.06%
50,378	MGM Resorts International (a)	526
2,600	WMS Industries, Inc. (a)	53
		579
	Catalog Retail — 0.05%
28,800	Liberty Media Corp. – Interactive, Class – A (a)	467
	Coal & Consumable Fuels — 0.02%
11,600	Arch Coal, Inc.	168
	Commercial Printing — 0.02%
10,300	R.R. Donnelley & Sons Co.	149
	Commodity Chemicals — 0.01%
889	Kronos Worldwide, Inc.	16
800	Westlake Chemical Corp.	32
		48
	Communications Equipment — 1.93%
677,700	Cisco Systems, Inc.	12,253
300,334	Corning, Inc.	3,898
12,200	Harris Corp.	440

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
11,682	Motorola Solutions, Inc.	$541
16,100	Tellabs, Inc.	65
		17,197
	Computer & Electronics Retail — 0.24%
31,500	Best Buy Co., Inc.	736
52,900	GameStop Corp., Class – A (a)	1,277
10,400	RadioShack Corp.	101
		2,114
	Computer Hardware — 1.40%
71,713	Dell, Inc. (a)	1,049
3,600	Diebold, Inc.	108
439,582	Hewlett-Packard Co.	11,324
		12,481
	Computer Storage & Peripherals — 0.19%
7,600	Lexmark International, Inc., Class – A	251
4,700	QLogic Corp. (a)	71
10,200	SanDisk Corp. (a)	502
31,300	Seagate Technology PLC	513
10,800	Western Digital Corp. (a)	334
		1,671
	Construction & Engineering — 0.08%
15,800	AECOM Technology Corp. (a)	325
10,200	URS Corp. (a)	358
		683
	Construction & Farm Machinery & Heavy Trucks — 0.10%
12,300	AGCO Corp. (a)	528
3,300	CNH Global N.V. – NYS (a)	119
12,000	Oshkosh Corp. (a)	257
		904
	Consumer Electronics — 0.05%
11,000	Garmin Ltd.	438
	Consumer Finance — 0.70%
16,459	American Express Co.	776
119,516	Capital One Financial Corp.	5,054
29,000	SLM Corp.	389
		6,219
	Data Processing & Outsourced Services — 0.50%
27,500	Automatic Data Processing, Inc.	1,485
6,800	Broadridge Financial Solutions, Inc.	154
15,400	Computer Sciences Corp.	365
1,600	DST Systems, Inc.	73
12,000	Fidelity National Information Services, Inc.	319
8,700	Lender Processing Services, Inc.	131
17,800	Paychex, Inc.	536
13,985	Visa, Inc., Class – A	1,420
		4,483

Shares	Security Description	Value (000)
	Department Stores — 0.16%
15,765	Kohl's Corp.	$778
20,600	Macy's, Inc.	663
		1,441
	Distillers & Vintners — 0.25%
106,832	Constellation Brands, Inc., Class – A (a)	2,208
	Distributors — 0.06%
8,600	Genuine Parts Co.	526
	Diversified Banks — 1.47%
47,600	Comerica, Inc.	1,228
108,983	U.S. Bancorp	2,948
324,697	Wells Fargo & Co.	8,949
		13,125
	Diversified Chemicals — 0.67%
3,300	Ashland, Inc.	188
2,700	Cabot Corp.	87
35,319	E.I. du Pont de Nemours & Co.	1,617
7,800	Eastman Chemical Co.	305
10,600	Huntsman Corp.	106
8,700	PPG Industries, Inc.	726
103,090	The Dow Chemical Co.	2,965
		5,994
	Diversified Metals & Mining — 0.22%
1,800	Compass Minerals International, Inc.	124
43,200	Freeport-McMoRan Copper & Gold, Inc.	1,589
9,400	Southern Copper Corp.	284
		1,997
	Diversified Real Estate Investment Trusts — 0.05%
11,200	Liberty Property Trust	346
1,200	Vornado Realty Trust	92
		438
	Diversified Support Services — 0.03%
9,200	Iron Mountain, Inc.	283
	Drug Retail — 0.95%
117,906	CVS Caremark Corp.	4,808
111,350	Walgreen Co.	3,681
		8,489
	Education Services — 0.24%
38,800	Apollo Group, Inc., Class – A (a)	2,090
2,900	Career Education Corp. (a)	23
		2,113
	Electric Utilities — 1.52%
54,967	American Electric Power, Inc.	2,271
61,594	Duke Energy Corp.	1,355
23,768	Edison International	984
13,082	Entergy Corp.	956
30,644	Exelon Corp.	1,329
19,371	FirstEnergy Corp.	858
10,600	Great Plains Energy, Inc.	231

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities (continued)
1,000	Hawaiian Electric Industries, Inc.	$26
19,515	NextEra Energy, Inc.	1,188
1,500	Northeast Utilities	54
126,700	NV Energy, Inc.	2,072
2,000	Pepco Holdings, Inc.	41
900	Pinnacle West Capital Corp.	43
3,900	PPL Corp.	115
39,249	The Southern Co.	1,817
8,700	Westar Energy, Inc.	250
		13,590
	Electrical Components & Equipment — 0.18%
35,300	Emerson Electric Co.	1,645
	Electronic Components — 0.01%
6,800	Vishay Intertechnology, Inc. (a)	61
	Electronic Equipment & Instruments — 0.01%
1,800	Itron, Inc. (a)	64
	Electronic Manufacturing Services — 0.05%
8,700	Jabil Circuit, Inc.	171
13,400	Molex, Inc.	320
		491
	Environmental & Facilities Services — 0.22%
17,600	Republic Services, Inc., Class – A	485
44,469	Waste Management, Inc.	1,454
		1,939
	Fertilizers & Agricultural Chemicals — 0.31%
29,857	Monsanto Co.	2,092
11,107	The Mosaic Co.	560
2,300	The Scotts Mircale-Gro Co.	108
		2,760
	Food Distributors — 0.11%
32,100	Sysco Corp.	942
	Food Retail — 0.69%
19,500	Safeway, Inc.	410
11,700	SUPERVALU, Inc.	95
233,697	The Kroger Co.	5,660
		6,165
	Gas Utilities — 0.03%
800	AGL Resources, Inc.	34
900	Atmos Energy Corp.	30
700	National Fuel Gas Co.	39
700	ONEOK, Inc.	61
1,700	Questar Corp.	34
1,100	UGI Corp.	32
		230
	General Merchandise Stores — 0.35%
3,500	Big Lots, Inc. (a)	132
59,200	Target Corp.	3,032
		3,164

Shares	Security Description	Value (000)
	Gold — 0.27%
39,700	Newmont Mining Corp.	$2,382
	Health Care Distributors — 0.03%
6,796	Cardinal Health, Inc.	276
	Health Care Equipment — 1.03%
33,766	Baxter International, Inc.	1,671
157,900	Boston Scientific Corp. (a)	843
50,721	Covidien PLC	2,283
114,387	Medtronic, Inc.	4,375
		9,172
	Health Care Facilities — 0.09%
9,600	Community Health Systems, Inc. (a)	167
2,203	HCA Holdings, Inc. (a)	49
5,300	LifePoint Hospitals, Inc. (a)	197
49,400	Tenet Healthcare Corp. (a)	253
9,000	VCA Antech, Inc. (a)	178
		844
	Health Care Services — 0.08%
14,700	Lincare Holdings, Inc.	378
5,000	MEDNAX, Inc. (a)	360
		738
	Home Furnishings — 0.02%
7,900	Leggett & Platt, Inc.	182
	Home Improvement Retail — 0.84%
190,569	Lowe's Cos., Inc.	4,836
63,813	The Home Depot, Inc.	2,683
		7,519
	Homebuilding — 0.12%
1,500	NVR, Inc. (a)	1,029
	Hotels, Resorts & Cruise Lines — 0.27%
60,298	Carnival Corp.	1,968
6,326	Royal Caribbean Cruises Ltd.	157
8,200	Wyndham Worldwide Corp.	310
		2,435
	Household Appliances — 0.06%
3,200	Snap-on, Inc.	162
8,000	Whirlpool Corp.	380
		542
	Household Products — 1.98%
19,376	Colgate-Palmolive Co.	1,790
4,700	Energizer Holdings, Inc. (a)	364
23,594	Kimberly-Clark Corp.	1,735
7,300	The Clorox Co.	486
199,605	The Procter & Gamble Co.	13,316
		17,691
	Housewares & Specialties — 0.14%
4,400	Jarden Corp.	132
69,500	Newell Rubbermaid, Inc.	1,122
		1,254
	Hypermarkets & Super Centers — 0.59%
88,312	Wal-Mart Stores, Inc.	5,278

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 2.37%
23,128	3M Co.	$1,890
895,068	General Electric Co.	16,031
68,979	Tyco International Ltd.	3,222
		21,143
	Industrial Gases — 0.11%
11,700	Air Products & Chemicals, Inc.	997
	Industrial Machinery — 0.49%
18,800	Eaton Corp.	818
4,400	Harsco Corp.	91
25,743	Illinois Tool Works, Inc.	1,202
32,800	Ingersoll-Rand PLC	999
12,300	Stanely Black & Decker, Inc.	832
11,600	The Timken Co.	449
		4,391
	Industrial Real Estate Investment Trust — 0.01%
3,142	Prologis, Inc.	90
	Insurance Brokers — 0.13%
6,100	Arthur J. Gallagher & Co.	204
30,200	Marsh & McLennan Cos., Inc.	955
		1,159
	Integrated Oil & Gas — 6.43%
183,600	BP PLC – Sponsored ADR	7,847
116,251	Chevron Corp.	12,369
133,842	ConocoPhillips	9,753
117,198	Exxon Mobil Corp.	9,934
44,030	Hess Corp.	2,501
271,472	Marathon Oil Corp.	7,946
34,500	Murphy Oil Corp.	1,923
53,795	Occidental Petroleum Corp.	5,040
		57,313
	Integrated Telecommunication Services — 3.87%
440,692	AT&T, Inc.	13,327
84,145	BCE, Inc.	3,506
296,801	CenturyLink, Inc.	11,041
226,400	Frontier Communications Corp.	1,166
127,133	Verizon Communications, Inc.	5,101
31,200	Windstream Corp.	366
		34,507
	Internet Software & Services — 0.28%
20,293	eBay, Inc. (a)	615
114,376	Yahoo!, Inc. (a)	1,845
		2,460
	Investment Banking & Brokerage — 1.18%
1,500	Greenhill & Co., Inc.	55
6,100	Lazard Ltd., Class – A	159
339,010	Morgan Stanley	5,129
57,590	The Goldman Sachs Group, Inc.	5,208
		10,551

Shares	Security Description	Value (000)
	IT Consulting & Other Services — 0.23%
30,900	Accenture PLC, Class – A	$1,645
8,419	Amdocs Ltd. (a)	240
13,100	SAIC, Inc. (a)	161
		2,046
	Leisure Products — 0.08%
6,300	Hasbro, Inc.	201
19,100	Mattel, Inc.	530
		731
	Life & Health Insurance — 1.17%
43,831	Aflac, Inc.	1,896
54,300	Lincoln National Corp.	1,055
132,498	MetLife, Inc.	4,131
16,800	Principal Financial Group, Inc.	413
19,800	Protective Life Corp.	447
26,700	Prudential Financial, Inc.	1,338
54,200	Unum Group	1,142
		10,422
	Life Sciences Tools & Services — 0.08%
15,213	Thermo Electron Corp. (a)	684
	Managed Health Care — 3.06%
54,148	Aetna, Inc.	2,284
4,600	AMERIGROUP Corp. (a)	272
27,700	CIGNA Corp.	1,163
15,300	Coventry Health Care, Inc. (a)	465
41,211	Health Net, Inc. (a)	1,254
17,600	Humana, Inc.	1,542
231,363	UnitedHealth Group, Inc.	11,725
130,052	WellPoint, Inc.	8,616
		27,321
	Marine — 0.01%
2,300	Alexander & Baldwin, Inc.	94
	Metal & Glass Containers — 0.12%
3,500	Greif, Inc., Class – A	159
48,339	Owens-Illinois, Inc. (a)	937
		1,096
	Mortgage Real Estate Investment Trusts — 0.21%
13,200	American Capital Agency Corp.	370
80,200	Annaly Capital Management, Inc.	1,280
99,900	Chimera Investment Corp.	251
		1,901
	Movies & Entertainment — 2.97%
3,300	DreamWorks Animation SKG, Inc. (a)	55
3,421	Liberty Media Corp. – Liberty Capital (a)	267
198,903	News Corp., Class – A	3,548
74,558	The Walt Disney Co.	2,796
276,723	Time Warner, Inc.	10,001
216,269	Viacom, Inc., Class – B	9,821
		26,488

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-line Insurance — 0.43%
14,200	American Financial Group, Inc.	$524
92,600	American International Group, Inc. (a)	2,148
11,144	Kemper Corp.	326
12,226	Loews Corp.	460
24,500	The Hartford Financial Services Group, Inc.	398
		3,856
	Multi-Sector Holdings — 0.16%
63,300	Leucadia National Corp.	1,439
	Multi-Utilities — 1.41%
1,000	Alliant Energy Corp.	44
1,600	Ameren Corp.	53
50,600	CenterPoint Energy, Inc.	1,017
103,700	CMS Energy Corp.	2,290
21,800	Consolidated Edison, Inc.	1,352
26,610	Dominion Resources, Inc.	1,412
53,222	DTE Energy Co.	2,898
5,700	Integrys Energy Group, Inc.	309
1,600	MDU Resources Group, Inc.	34
2,400	NiSource, Inc.	57
700	NSTAR	33
700	OGE Energy Corp.	40
18,127	PG&E Corp.	747
22,955	Public Service Enterprise Group, Inc.	758
8,400	SCANA Corp.	378
17,800	Sempra Energy	979
1,500	TECO Energy, Inc.	29
800	Vectren Corp.	24
1,600	Wisconsin Energy Corp.	56
3,300	Xcel Energy, Inc.	91
		12,601
	Office Electronics — 0.06%
65,700	Xerox Corp.	523
	Office Real Estate Investment Trusts — 0.14%
400	Alexandria Real Estate Equities, Inc.	28
1,500	Brandywine Realty Trust	14
6,900	CommonWealth REIT	115
800	Corporate Office Properties Trust	17
800	Digital Realty Trust, Inc.	53
1,200	Douglas Emmett, Inc.	22
2,500	Duke Realty Corp.	30
8,600	Mack-Cali Realty Corp.	230
17,200	Piedmont Office Realty Trust, Inc., Class – A	293
7,300	SL Green Realty Corp.	486
		1,288
	Office Services & Supplies — 0.08%
19,700	Avery Dennison Corp.	565
10,100	Pitney Bowes, Inc.	187
		752

Shares	Security Description	Value (000)
	Oil & Gas Drilling — 0.78%
27,200	Atwood Oceanics, Inc. (a)	$1,082
61,500	Rowan Cos., Inc. (a)	1,865
80,300	Transocean Ltd.	3,083
20,700	Unit Corp. (a)	961
		6,991
	Oil & Gas Equipment & Services — 0.29%
10,107	Baker Hughes, Inc.	491
16,732	National Oilwell Varco, Inc.	1,138
10,400	SEACOR Holdings, Inc. (a)	925
		2,554
	Oil & Gas Exploration & Production — 1.22%
16,672	Anadarko Petroleum Corp.	1,273
29,545	Apache Corp.	2,676
25,427	Chesapeake Energy Corp.	567
66,401	Devon Energy Corp.	4,117
72,000	EXCO Resources, Inc.	752
28,200	Southwestern Energy Co. (a)	901
20,500	Ultra Petroleum Corp. (a)	607
		10,893
	Oil & Gas Refining & Marketing — 1.11%
170,823	Marathon Petroleum Corp.	5,687
69,410	Tesoro Corp. (a)	1,621
121,600	Valero Energy Corp.	2,560
		9,868
	Oil & Gas Storage & Transportation — 0.38%
11,697	Kinder Morgan, Inc.	376
35,700	Spectra Energy Corp.	1,098
1,910	Teekay Shipping Corp.	51
55,152	The Williams Cos., Inc.	1,821
		3,346
	Other Diversified Financial Services — 3.97%
399,580	Bank of America Corp.	2,221
514,287	Citigroup, Inc.	13,531
589,831	JPMorgan Chase & Co.	19,612
		35,364
	Packaged Foods & Meats — 1.77%
9,800	Campbell Soup Co.	326
50,300	ConAgra Foods, Inc.	1,328
6,150	Flowers Foods, Inc.	117
84,539	General Mills, Inc.	3,416
17,700	H.J. Heinz Co.	957
14,342	Kellogg Co.	725
108,576	Kraft Foods, Inc.	4,056
7,300	McCormick & Co., Inc.	368
32,200	Sara Lee Corp.	609
10,734	Smithfield Foods, Inc. (a)	261
6,400	The J.M. Smucker Co.	500
150,355	Tyson Foods, Inc., Class – A	3,103
		15,766

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper Packaging — 0.11%
5,800	Bemis Co., Inc.	$175
5,600	Packaging Corp. of America	141
2,800	Rock-Tenn Co., Class – A	162
17,200	Sealed Air Corp.	296
5,500	Sonoco Products Co.	181
		955
	Paper Products — 0.19%
1,800	Domtar Corp.	144
42,200	International Paper Co.	1,249
9,300	MeadWestvaco Corp.	279
		1,672
	Personal Products — 0.05%
23,700	Avon Products, Inc.	414
	Pharmaceuticals — 8.91%
32,737	Abbott Laboratories	1,841
149,544	AstraZeneca PLC – Sponsored ADR	6,922
113,715	Bristol-Myers Squibb Co.	4,007
128,292	Eli Lilly & Co.	5,332
29,800	Forest Laboratories, Inc. (a)	902
287,136	Johnson & Johnson	18,830
245,409	Merck & Co., Inc.	9,252
18,350	Novartis AG – ADR	1,049
1,300,582	Pfizer, Inc.	28,145
85,972	Sanofi-Aventis – Sponsored ADR	3,141
		79,421
	Property & Casualty Insurance — 3.00%
113,031	ACE Ltd.	7,926
6,700	Allied World Assurance Co., Holdings Ltd.	421
33,100	Assured Guaranty Ltd.	435
7,100	AXIS Capital Holdings Ltd.	227
68,967	Berkshire Hathaway, Inc., Class – B (a)	5,262
8,000	Cincinnati Financial Corp.	244
9,600	Endurance Specialty Holdings Ltd.	367
1,500	Erie Indemnity Co., Class – A	117
12,300	Fidelity National Financial, Inc., Class – A	196
10,400	Hanover Insurance Group, Inc.	363
26,200	MBIA, Inc. (a)	304
1,400	Mercury General Corp.	64
14,300	Old Republic International Corp.	132
48,948	The Allstate Corp.	1,342
11,611	The Chubb Corp.	804
144,007	The Travelers Cos., Inc.	8,521
		26,725
	Publishing — 0.57%
230,238	Gannett Co., Inc.	3,078
24,315	The McGraw-Hill Cos., Inc.	1,094
500	The Washington Post Co., Class – B	188
28,352	Thomson Reuters Corp.	756
		5,116

Shares	Security Description	Value (000)
	Railroads — 0.31%
13,968	Norfolk Southern Corp.	$1,018
16,187	Union Pacific Corp.	1,715
		2,733
	Real Estate Operating Companies — 0.02%
12,000	Forest City Enterprises, Inc., Class – A (a)	142
	Real Estate Services — 0.03%
3,800	Jones Lang LaSalle, Inc.	233
	Regional Banks — 1.76%
2,600	Bank of Hawaii Corp.	116
163,323	BB&T Corp.	4,111
57,200	CIT Group, Inc. (a)	1,994
2,900	Cullen/Frost Bankers, Inc.	153
238,500	Fifth Third Bancorp	3,034
254,300	KeyCorp	1,955
6,900	M&T Bank Corp.	527
63,258	PNC Financial Services Group, Inc.	3,648
43,200	Synovus Financial Corp.	61
8,400	Valley National Bancorp	104
		15,703
	Reinsurance — 0.26%
23,300	Arch Capital Group Ltd. (a)	868
3,700	PartnerRe Ltd.	238
12,900	Reinsurance Group of America, Inc.	674
18,300	Validus Holdings Ltd.	576
		2,356
	Residential Real Estate Investment Trusts — 0.04%
600	AvalonBay Communities, Inc.	79
700	BRE Properties, Inc.	35
600	Camden Property Trust	37
2,000	Equity Residential	114
300	Essex Property Trust, Inc.	42
1,500	UDR, Inc.	38
		345
	Restaurants — 0.22%
7,500	Darden Restaurants, Inc.	342
16,300	McDonald's Corp.	1,635
		1,977
	Retail Real Estate Investment Trusts — 0.09%
1,500	DDR Corp.	18
500	Federal Realty Investment Trust	45
3,800	General Growth Properties, Inc.	57
2,700	Kimco Realty Corp.	44
900	Realty Income Corp.	31
600	Regency Centers Corp.	23
4,025	Simon Property Group, Inc.	519
400	Taubman Centers, Inc.	25
1,100	The Macerich Co.	56
1,200	Weingarten Realty Investors	26
		844
	Security & Alarm Services — 0.03%
14,100	Corrections Corp. of America (a)	287

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductor Equipment — 1.24%
714,293	Applied Materials, Inc.	$7,650
16,600	KLA-Tencor Corp.	801
62,151	Lam Research Corp. (a)	2,301
4,000	Novellus Systems, Inc. (a)	165
8,100	Teradyne, Inc. (a)	110
		11,027
	Semiconductors — 2.13%
23,500	Advanced Micro Devices, Inc. (a)	127
16,500	Analog Devices, Inc.	590
4,600	Cree, Inc. (a)	101
5,700	Fairchild Semiconductor International, Inc. (a)	69
379,565	Intel Corp.	9,205
3,000	International Rectifier Corp. (a)	58
6,300	Intersil Corp., Class – A	66
12,500	Linear Technology Corp.	375
23,000	Marvell Technology Group Ltd. (a)	319
16,200	Maxim Integrated Products, Inc.	422
10,500	Microchip Technology, Inc.	385
483,850	Micron Technology, Inc. (a)	3,043
20,200	ON Semiconductor Corp. (a)	156
5,012	SunPower Corp. (a)	31
139,016	Texas Instruments, Inc.	4,047
		18,994
	Soft Drinks — 0.90%
12,200	Dr. Pepper Snapple Group, Inc.	482
58,402	PepsiCo, Inc.	3,875
52,280	The Coca-Cola Co.	3,658
		8,015
	Specialized Consumer Services — 0.03%
16,800	H&R Block, Inc.	274
	Specialized Finance — 0.44%
2,651	CME Group, Inc.	646
1,700	Interactive Brokers Group, Inc., Class – A	25
57,294	Moody's Corp.	1,930
14,400	NYSE Euronext	376
40,400	The NASDAQ OMX Group, Inc. (a)	990
		3,967
	Specialized Real Estate Investment Trusts — 0.38%
39,200	HCP, Inc.	1,624
1,500	Health Care REIT, Inc.	82
1,200	Hospitality Properties Trust	28
1,400	Plum Creek Timber Co., Inc.	51
1,250	Public Storage	168
800	Rayonier, Inc.	36
14,100	Senior Housing Properties Trust	316
1,750	Ventas, Inc.	96

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialized Real Estate Investment Trusts (continued)
52,700	Weyerhaeuser Co.	$984
		3,385
	Specialty Chemicals — 0.49%
128,854	LyondellBasell Industries NV, Class – A	4,186
7,200	RPM, Inc.	177
		4,363
	Specialty Stores — 0.11%
73,700	Staples, Inc.	1,024
	Steel — 0.18%
5,900	Cliffs Natural Resources, Inc.	368
5,864	Commercial Metals Co.	81
17,397	Nucor Corp.	689
3,091	Reliance Steel & Aluminum Co.	151
1,000	Schnitzer Steel Industries, Inc., Class – A	42
21,013	Steel Dynamics, Inc.	276
		1,607
	Systems Software — 0.82%
17,400	CA, Inc.	352
269,652	Microsoft Corp.	7,000
		7,352
	Technology Distributors — 0.07%
5,200	Arrow Electronics, Inc. (a)	195
6,900	Avnet, Inc. (a)	214
7,200	Ingram Micro, Inc., Class – A (a)	131
2,100	Tech Data Corp. (a)	104
		644
	Thrifts & Mortgage Finance — 0.29%
9,200	Capitol Federal Financial, Inc.	106
19,100	First Niagara Financial Group, Inc.	165
26,000	Hudson City Bancorp, Inc.	163
150,700	New York Community Bancorp, Inc.	1,864
20,700	People's United Financial, Inc.	266
		2,564
	Tobacco — 1.63%
221,773	Altria Group, Inc.	6,575
41,200	Lorillard, Inc.	4,697
27,250	Philip Morris International, Inc.	2,139
27,467	Reynolds American, Inc.	1,138
		14,549
	Trading Companies & Distributors — 0.01%
2,300	GATX Corp.	100
	Water Utilities — 0.01%
1,500	American Water Works Co., Inc.	48
1,300	Aqua America, Inc.	28
		76
	Wireless Telecommunication Services — 0.70%
48,400	MetroPCS Communications, Inc. (a)	420
29,300	NII Holdings, Inc. (a)	624
123,213	Sprint Nextel Corp. (a)	288

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services (continued)
15,700	Telephone & Data Systems, Inc.	$407
159,525	Vodafone Group PLC – Sponsored ADR	4,472
		6,211
	Total Common Stocks	782,260
	Corporate Bonds — 0.83%
	Automobiles — 0.16%
$1,300	Daimler Finance North America LLC, 6.50%, 11/15/13	$1,416
	Capital Markets — 0.03%
300	Goldman Sachs Group, Inc., 6.25%, 9/1/17	314
	Consumer Finance — 0.12%
500	Morgan Stanley, Series F, MTN, 6.00%, 4/28/15	501
100	SLM Corp., MTN, 5.13%, 8/27/12	100
500	SLM Corp., Series A, MTN, 0.72%, 1/27/14 (b)	452
		1,053
	Diversified Financial Services — 0.21%
500	Citigroup, Inc., 8.50%, 5/22/19	589
200	Goldman Sachs Group, Inc., 0.89%, 1/12/15 (b)	177
400	Goldman Sachs Group, Inc., 3.70%, 8/1/15	392
100	Goldman Sachs Group, Inc., 1.02%, 3/22/16 (b)	86
100	Goldman Sachs Group, Inc., Series B, MTN, 0.82%, 7/22/15 (b)	87
100	JPMorgan Chase & Co., 4.40%, 7/22/20	102
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	101
300	Morgan Stanley, MTN, 7.30%, 5/13/19	306
		1,840
	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	110
	Insurance — 0.15%
600	American International Group, Inc., 8.25%, 8/15/18	635
100	American International Group, Inc., 3.75%, 11/30/13 (c)	98
100	American International Group, Inc., MTN, 0.66%, 3/20/12 (b)	99
500	American International Group, Inc., MTN, 5.45%, 5/18/17	478
		1,310

Principal Amount (000)	Security Description	Value (000)
	Thrifts & Mortgage Finance — 0.15%
$1,400	SSIF Nevada LP, 1.30%, 4/14/14 (b)(c)	$1,378
	Total Corporate Bonds	7,421
	Asset Backed Securities — 0.30%
243	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.38%, 6/25/47 (b)	235
145	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.39%, 5/25/36 (b)	142
900	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.38%, 5/16/16 (b)(c)	905
114	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.37%, 10/25/28 (b)	112
153	Harvest CLO, Series IX, Class A1, 2.23%, 3/29/17 (b)	192
236	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.35%, 5/25/37 (b)	200
27	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.35%, 6/25/37 (b)	26
198	SLM Student Loan Trust, Series 2005-4, Class A2, 0.50%, 4/26/21 (b)	196
576	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	641
27	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	31
	Total Asset Backed Securities	2,680
	Collateralized Mortgage Obligations — 2.24%
114	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.36%, 10/25/34 (b)	96
12	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.30%, 9/25/45 (b)	9
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	86
15	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.88%, 2/25/36 (b)	11
67	Bear Stearns Adjustable Rate Mortgage Trust, Series 2000-2, Class A1, 3.08%, 11/25/30 (b)	64
128	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.60%, 8/25/33 (b)	121

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$78	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 22A1, 2.72%, 4/25/34 (b)	$68
549	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.81%, 9/25/34 (b)	439
21	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.21%, 11/25/34 (b)	19
310	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.40%, 10/25/35 (b)	242
784	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.66%, 9/25/34 (b)	529
416	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.45%, 9/25/35 (b)	330
40	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.10%, 9/25/35 (b)	35
95	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	100
600	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.50%, 5/25/35 (b)	316
23	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.57%, 2/25/37 (b)	11
22	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.40%, 2/25/37 (b)	13
27	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.48%, 9/25/46 (b)	12
22	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.49%, 7/20/46 (b)	8
72	Countrywide Home Loans, Series 2004-16, Class 1A4A, 0.67%, 9/25/34 (b)	37
310	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.58%, 4/25/35 (b)	171
735	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.52%, 5/25/35 (b)	419
1,087	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.59%, 2/20/36 (b)	737
739	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 1A1, 5.00%, 11/25/34	741

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$23	Fannie Mae, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	$25
455	Fannie Mae, Series 2006-82, Class F, 0.86%, 9/25/36 (b)	456
11	Freddie Mac, Series 3346, Class FA, 0.51%, 2/15/19 (b)	11
1,243	Freddie Mac, Series 3616, Class FG, 0.93%, 3/15/32 (b)	1,247
319	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 23A, 3.13%, 6/25/34 (b)	289
140	Government National Mortgage Association, Series 2000-9, Class FH, 0.78%, 2/16/30 (b)	140
3,200	Government National Mortgage Association, Series 2005-16, Class FA, 0.53%, 2/20/35 (b)	3,209
3,218	Government National Mortgage Association, Series 2005-3, Class FC, 0.53%, 1/16/35 (b)	3,227
1,049	Government National Mortgage Association, Series 2008-6, Class FA, 0.77%, 2/20/38 (b)	1,053
736	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.51%, 6/25/45 (b)	431
545	GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.75%, 9/25/35 (b)	495
686	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.50%, 5/19/35 (b)	363
268	JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3, 2.80%, 7/25/35 (b)	248
1,152	Master Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1, 2.46%, 5/25/34 (b)	931
334	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.65%, 10/25/35 (b)	281
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	88
546	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.49%, 10/25/35 (b)	339
434	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 3A2, 2.50%, 5/25/34 (b)	362

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$167	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, 0.61%, 1/25/45 (b)	$125
357	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.60%, 1/25/45 (b)	265
1,000	WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, 2.58%, 4/25/35 (b)	698
508	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.52%, 4/25/45 (b)	368
5	Washington Mutual MSC Mortgage Through Certificates, Series 2003-AR1, Class 2A, 2.12%, 2/25/33 (b)	4
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.72%, 10/25/35 (b)	480
244	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.72%, 3/25/35 (b)	205
	Total Collateralized Mortgage Obligations	19,954
	Certificates of Deposit — 0.05%
500	Intesa Sanpaolo New York, 2.38%, 12/21/12	465
	Total Certificates of Deposit	465
	Global Bonds — 0.97%
	Australia — 0.47%
1,900	Australian Government Bond, 4.50%, 4/15/20 (d)	2,068
1,800	Australian Government Bond, Series 128, 5.75%, 7/15/22 (d)	2,150
		4,218
	Ireland — 0.14%
1,000	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (d)	1,292
	Mexico — 0.11%
11,000	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	1,014
	United Kingdom — 0.14%
600	U.K. Treasury, 4.75%, 12/7/30 (d)	1,209
	United States — 0.11%
600	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	718
200	Goldman Sachs Group, Inc., 1.88%, 2/4/13 (b)(d)	248
		966
	Total Global Bonds	8,699

Principal Amount (000)	Security Description	Value (000)
	Municipal Bonds — 0.17%
	California — 0.16%
$100	California State, GO, 7.30%, 10/1/39	$118
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,009
300	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	312
		1,439
	Washington — 0.01%
100	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	116
	Total Municipal Bonds	1,555
	U.S. Government Agency Mortgages — 0.72%
423	Fannie Mae, Pool #AD1889, 4.50%, 3/1/41	450
704	Fannie Mae, Pool #AE1419, 4.50%, 1/1/41	749
452	Fannie Mae, Pool #AE4457, 4.50%, 2/1/41	482
121	Fannie Mae, Pool #AH5317, 4.50%, 3/1/41	129
756	Fannie Mae, Pool #AH6891, 4.50%, 3/1/41	806
32	Fannie Mae, Pool #AH6894, 4.50%, 3/1/41	34
837	Fannie Mae, Pool #AH7614, 4.50%, 3/1/41	892
1,845	Fannie Mae, Pool #AH8382, 4.50%, 3/1/41	1,964
746	Fannie Mae, Pool #AH8585, 4.50%, 2/1/41	794
100	Fannie Mae, Pool #AI2634, 4.50%, 6/1/41	106
	Total U.S. Government Agency Mortgages	6,406
	U.S. Treasury Obligations — 4.18%
2,844	U.S. Treasury Bills, 0.03%, 3/1/12 (e)(f)	2,844
10	U.S. Treasury Bills, 0.01%, 3/8/12 (e)(f)	10
320	U.S. Treasury Bills, 0.03%, 3/15/12 (e)	320
5,000	U.S. Treasury Bills, 0.03%, 3/22/12 (e)(f)	5,000
450	U.S. Treasury Bills, 0.03%, 3/29/12 (e)	450
200	U.S. Treasury Bills, 0.03%, 4/5/12 (e)	200
5,545	U.S. Treasury Bills, 0.04%, 4/19/12 (e)(f)	5,545
4,700	U.S. Treasury Bills, 0.06%, 5/3/12 (e)	4,700
6,000	U.S. Treasury Bills, 0.04%, 5/17/12 (e)(f)	5,999
125	U.S. Treasury Bills, 0.02%, 6/7/12 (e)	125
3,200	U.S. Treasury Bills, 0.05%, 6/14/12 (e)	3,199

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$2,300	U.S. Treasury Bills, 0.04%, 6/21/12 (e)	$2,299
100	U.S. Treasury Bond, 5.38%, 2/15/31	143
2,300	U.S. Treasury Note, 3.13%, 5/15/21 (f)	2,568
1,300	U.S. Treasury Note, 2.13%, 8/15/21	1,333
2,500	U.S. Treasury Note, 2.00%, 11/15/21	2,528
	Total U.S. Treasury Obligations	37,263
	Yankee Dollars — 0.86%
	Aerospace & Defense — 0.06%
540	Waha Aerospace BV, 3.93%, 7/28/20	554
	Commercial Banks — 0.25%
700	Banco Votorantim, 5.25%, 2/11/16 (c)	704
100	Export-Import Bank of Korea, 5.88%, 1/14/15	107
200	Export-Import Bank of Korea, 4.13%, 9/9/15	205
200	Export-Import Bank of Korea, 5.13%, 6/29/20	210
1,000	Nordea Bank AB, 1.10%, 1/14/14 (b)(c)	968
		2,194
	Diversified Financial Services — 0.05%
400	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	428
	Metals & Mining — 0.15%
1,200	Vale Overseas Ltd., 6.88%, 11/10/39	1,375
	Oil, Gas & Consumable Fuels — 0.05%
400	Petrobras International Finance Co., 5.88%, 3/1/18	438
	Real Estate Management & Development — 0.12%
1,000	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,065
	Sovereign — 0.18%
200	Republic of Korea, 5.75%, 4/16/14	217
1,300	State of Qatar, 4.00%, 1/20/15	1,360
		1,577
	Total Yankee Dollars	7,631
	Time Deposit — 1.17%
10,416	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	10,416
	Total Time Deposit	10,416

Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 0.95%
$4,944,072	Alliance Money Market Fund Prime Portfolio, 0.10% (b)	$4,944
3,505,910	SSgA U.S. Government Money Market, 0.00% (b)	3,506
	Total Mutual Funds	8,450
	Put Option Purchased — 0.00%
134	S&P 500 Future Expiring March, 2012 at $350	2
	Total Put Option Purchased	2
	Total Investments Before TBA Sale Commitments (cost $855,011) — 100.16%	893,202
	TBA Sale Commitment (g) — (0.72)%
(6,000)	Fannie Mae, 30 YR TBA, 4.50%, 1/25/42	(6,384)
	Total TBA Sale Commitment	(6,384)
	Other assets in excess of liabilities — 0.55%	4,920
	Net Assets — 100.00%	$891,738

Amounts designated as “ — ” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2011.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
(g)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

ADR — American Depositary Receipt

GO — General Obligation

MTN — Medium Term Note

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Pacific Investment Management Company LLC (“PIMCO”)	Total
Common Stocks	21.40%	12.50%	53.82%	—	87.72%
Corporate Bonds	—	—	—	0.83%	0.83%
Asset Backed Securities	—	—	—	0.30%	0.30%
Collateralized Mortgage Obligations	—	—	—	2.24%	2.24%
Certificate of Deposit	—	—	—	0.05%	0.05%
Global Bonds	—	—	—	0.97%	0.97%
Municipal Bonds	—	—	—	0.17%	0.17%
U.S. Government Agency Mortgages	—	—	—	0.72%	0.72%
U.S. Treasury Obligations	—	—	0.04%	4.14%	4.18%
Yankee Dollars	—	—	—	0.86%	0.86%
Time Deposit	0.72%	0.45%	—	—	1.17%
Mutual Funds	—	—	0.56%	0.39%	0.95%
Put Options Purchased	—	—	—	0.00%	0.00%
Other Assets (Liabilities)	-0.16%	0.00%	0.17%	-0.17%	-0.16%
Total Net Assets	21.96%	12.95%	54.59%	10.50%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
341	S&P 500 E-Mini Future	$21,357	Mar-12	$471
247	S&P 500 Future	77,348	Mar-12	1,731
53	3 Month Euro Euribur Future	12,969	Mar-16	283
	Net Unrealized Appreciation/(Depreciation)			$2,485

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
198,056	Brazilian Real	Morgan Stanley	1/4/12	$110	$106	$(4)
7,800,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,200	1,241	41
8,960,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,400	1,426	26
2,670,750	Chinese Renminbi	JP Morgan Chase	4/7/16	450	425	(25)
8,400	Chinese Renminbi	Citibank	6/1/12	1	1	—
99,000	Euro	Citibank	1/17/12	138	128	(10)
98,000	Euro	Barclays Bank	1/17/12	134	127	(7)
170,000	Euro	JP Morgan Chase	1/17/12	221	220	(1)
50,810,600	Indian Rupee	JP Morgan Chase	7/12/12	1,093	927	(166)
109,100,000	Japanese Yen	Barclays Bank	1/13/12	1,420	1,418	(2)
1,108,537,000	Korean Won	Citibank	2/27/12	990	961	(29)
500,500	Mexican Peso	Barclays Bank	3/15/12	36	36	—
19,929,000	Taiwan Dollar	JP Morgan Chase	1/11/12	700	659	(41)
	Total Currencies Purchased			$7,893	$7,675	$(218)
	Currencies Sold
4,222,000	Australian Dollar	Goldman Sachs	2/23/12	$4,149	$4,291	$(142)
907,000	Australian Dollar	Barclays Bank	2/23/12	894	922	(28)
198,056	Brazilian Real	HSBC	1/4/12	103	106	(3)
198,056	Brazilian Real	Morgan Stanley	3/2/12	109	105	4
190,021	Brazilian Real	Barclays Bank	2/2/12	101	101	—
761,000	British Pound Sterling	JP Morgan Chase	3/12/12	1,193	1,180	13
1,000	Canadian Dollar	Barclays Bank	2/9/12	1	1	—
6,940,200	Chinese Renminbi	Deutsche Bank	2/1/13	1,076	1,100	(24)
3,711,000	Euro	JP Morgan Chase	1/17/12	5,046	4,802	244
52,105,680	Indian Rupee	Barclays Bank	7/12/12	946	950	(4)
109,120,000	Japanese Yen	Citibank	1/13/12	1,421	1,418	3
71,756,000	Japanese Yen	Barclays Bank	1/13/12	922	933	(11)
43,090,200	Korean Won	Deutsche Bank	2/27/12	37	37	—
5,660	Malaysian Ringgit	Citibank	4/23/12	2	2	—
14,770,525	Mexican Peso	HSBC	3/15/12	1,089	1,053	36
250,128	Mexican Peso	Citibank	3/15/12	18	18	—
6,980	Singapore Dollar	Citibank	2/10/12	5	5	—
19,845,000	Taiwan Dollar	Goldman Sachs	1/11/12	700	656	44
	Total Currencies Sold			$17,812	$17,680	$132
	Net Unrealized Appreciation/(Depreciation)					$(86)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,020)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	$(60)	$(4)	Sep-12	$56
	Net Unrealized Appreciation/(Depreciation)		$(60)	$(4)		$56

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$2,100	$10	$(234)	11/2/20	0.00%	Receive	$(244)
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc, based on the Brazil Cetip Interbank Deposit Rate Index	1,984	(15)	60	1/2/14	11.89%	Receive	75
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	13,600	—	—	9/21/21	4.00%	Receive	—
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,023	—	108	12/15/20	6.00%	Receive	108
Interest Rate Swap Agreement with Deutsche Bank AG, based on the London Interbank Offer Rate Index	1,600	57	79	9/21/21	4.00%	Receive	22
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index	600	20	30	9/21/21	4.00%	Receive	10
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	800	31	39	9/21/21	4.00%	Receive	8
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index	4,900	—	—	12/21/31	4.00%	Receive	—
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	11,000	65	(994)	12/15/18	3.00%	Receive	(1,059)
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	500	8	(119)	6/15/31	4.00%	Receive	(127)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	4,500	15	(314)	12/15/20	2.75%	Receive	(329)
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	2,467	33	94	1/2/14	11.99%	Receive	61
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	375	—	13	1/2/14	12.51%	Receive	13
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	1,073	2	7	1/2/14	10.83%	Receive	5
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index	136	531	685	9/21/21	4.00%	Receive	154
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index (a)	(49)	(1,028)	(1,205)	12/21/31	—	Receive	(177)
		$(271)	$(1,751)				$(1,480)
(a)	As of December 31, 2011, there is no rate in effect.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.88%
	Advertising — 0.11%
299	Lamar Advertising Co., Class – A (a)	$8
16,912	Omnicom Group, Inc.	754
2,248	The Interpublic Group of Cos., Inc.	22
		784
	Aerospace & Defense — 2.81%
38	Alliant Techsystems, Inc.	2
981	BE Aerospace, Inc. (a)	38
16,400	General Dynamics Corp.	1,089
580	Goodrich Corp.	72
9,556	Honeywell International, Inc.	519
5,200	L-3 Communications Holdings, Inc.	347
2,816	Lockheed Martin Corp.	228
40,652	Precision Castparts Corp.	6,699
9,353	Rockwell Collins, Inc.	518
416	Spirit AeroSystems Holdings, Inc., Class – A (a)	9
276	Textron, Inc.	5
53,083	The Boeing Co.	3,893
561	TransDigm Group, Inc. (a)	54
81,930	United Technologies Corp.	5,988
		19,461
	Agricultural Products — 0.01%
548	Bunge Ltd.	31
762	Corn Products International, Inc.	40
		71
	Air Freight & Logistics — 0.28%
10,074	C.H. Robinson Worldwide, Inc.	703
13,014	Expeditors International of Washington, Inc.	533
215	FedEx Corp.	18
8,964	United Parcel Service, Inc., Class – B	656
895	UTI Worldwide, Inc.	12
		1,922
	Airlines — 0.02%
335	Copa Holdings SA, Class – A	20
6,356	Delta Air Lines, Inc. (a)	52
1,200	Southwest Airlines Co.	10
3,248	United Continental Holdings, Inc. (a)	61
		143
	Alternative Carriers — 0.00%
1,466	tw telecom, Inc. (a)	28
	Apparel Retail — 0.41%
4,801	Abercrombie & Fitch Co., Class – A	235
1,121	Chico's FAS, Inc.	13
344	DSW, Inc., Class – A	15
3,934	Guess?, Inc.	117
3,168	Limited Brands, Inc.	128
13,848	Ross Stores, Inc.	658
23,050	The TJX Cos., Inc.	1,488
6,971	Urban Outfitters, Inc. (a)	192
		2,846

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods — 1.90%
46,462	Burberry Group PLC – Sponsored ADR	$1,721
60,515	Coach, Inc.	3,694
3,001	Fossil, Inc. (a)	238
962	Hanesbrands, Inc. (a)	21
41,342	Lululemon Athletica, Inc. (a)	1,929
21,547	LVMH Moet Hennessy Louis Vuitton SA – ADR	605
153	PVH Corp.	11
30,849	Ralph Lauren Corp.	4,260
2,127	Under Armour, Inc., Class – A (a)	153
4,200	V.F. Corp.	533
		13,165
	Application Software — 1.23%
30,993	Adobe Systems, Inc. (a)	876
5,673	ANSYS, Inc. (a)	325
2,558	Autodesk, Inc. (a)	78
3,132	Cadence Design Systems, Inc. (a)	33
11,438	Citrix Systems, Inc. (a)	695
1,755	Compuware Corp. (a)	15
2,789	FactSet Research Systems, Inc.	243
1,285	Informatica Corp. (a)	47
18,312	Intuit, Inc.	963
2,403	Nuance Communications, Inc. (a)	60
50,358	Salesforce.com, Inc. (a)	5,109
617	Solera Holdings, Inc.	28
174	Synopsys, Inc. (a)	5
2,058	TIBCO Software, Inc. (a)	49
		8,526
	Asset Management & Custody Banks — 1.74%
440	Affiliated Managers Group, Inc. (a)	42
4,839	BlackRock, Inc., Class – A	863
6,846	Eaton Vance Corp.	162
5,161	Federated Investors, Inc., Class – B	78
8,695	Franklin Resources, Inc.	835
8,811	SEI Investments Co.	153
220,246	State Street Corp.	8,878
15,574	T. Rowe Price Group, Inc.	887
5,349	Waddell & Reed Financial, Inc., Class – A	132
		12,030
	Auto Parts & Equipment — 0.40%
38,838	BorgWarner, Inc. (a)	2,476
8,459	Gentex Corp.	250
2,176	Johnson Controls, Inc.	68
48	Visteon Corp. (a)	2
		2,796
	Automobile Manufacturers — 0.24%
61,116	Bayerische Motoren Werke AG – ADR	1,358
25,357	Ford Motor Co.	273
630	Tesla Motors, Inc. (a)	18
		1,649

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automotive Retail — 0.22%
4,641	Advance Auto Parts, Inc.	$323
348	AutoNation, Inc. (a)	13
1,604	AutoZone, Inc. (a)	521
442	CarMax, Inc. (a)	13
8,175	O'Reilly Automotive, Inc. (a)	654
		1,524
	Biotechnology — 1.69%
24,450	Alexion Pharmaceuticals, Inc. (a)	1,748
45,162	Amgen, Inc.	2,900
1,453	Amylin Pharmaceuticals, Inc. (a)	16
2,995	Biogen Idec, Inc. (a)	330
1,347	BioMarin Pharmaceutical, Inc. (a)	46
64,227	Celgene Corp. (a)	4,342
1,612	Dendreon Corp. (a)	12
9,549	Gilead Sciences, Inc. (a)	391
2,766	Human Genome Sciences, Inc. (a)	20
1,177	Myriad Genetics, Inc. (a)	25
880	Pharmasset, Inc. (a)	113
756	Regeneron Pharmaceuticals, Inc. (a)	42
647	United Therapeutics Corp. (a)	31
50,090	Vertex Pharmaceuticals, Inc. (a)	1,663
		11,679
	Brewers — 1.20%
230,236	Companhia de Bebidas das Americas – Sponsored ADR	8,309
	Broadcasting — 0.06%
1,185	CBS Corp., Class – B	32
3,173	Discovery Communications, Inc., Class – A (a)	130
5,513	Scripps Networks Interactive., Class – A	234
		396
	Building Products — 0.01%
36	Armstrong World Industries, Inc. (a)	2
719	Lennox International, Inc.	24
4,168	Masco Corp.	44
		70
	Cable & Satellite — 0.21%
735	AMC Networks, Inc., Class – A (a)	28
2,641	Cablevision Systems Corp., Class – A	38
698	Charter Communications, Inc., Class – A (a)	40
14,599	Comcast Corp., Class – A	346
8,559	DIRECTV, Class – A (a)	366
1,889	DISH Network Corp., Class – A	54
3,425	Liberty Global, Inc., Class – A (a)	140
44,472	Sirius XM Radio, Inc. (a)	81
3,894	Time Warner Cable, Inc.	247
3,665	Virgin Media, Inc.	78
		1,418

Shares	Security Description	Value (000)
	Casinos & Gaming — 0.06%
491	Bally Technologies, Inc. (a)	$19
1,655	International Game Technology	29
4,855	Las Vegas Sands Corp. (a)	207
1,341	MGM Resorts International (a)	14
1,003	Wynn Resorts Ltd.	111
		380
	Coal & Consumable Fuels — 0.04%
1,489	Alpha Natural Resources, Inc. (a)	30
386	Arch Coal, Inc.	6
2,904	CONSOL Energy, Inc.	107
3,263	Peabody Energy Corp.	108
		251
	Commodity Chemicals — 0.00%
375	Kronos Worldwide, Inc.	7
72	Westlake Chemical Corp.	3
		10
	Communications Equipment — 2.21%
773	Acme Packet, Inc. (a)	24
1,036	Ciena Corp. (a)	13
256,696	Cisco Systems, Inc.	4,641
4,825	F5 Networks, Inc. (a)	512
437	Harris Corp.	16
2,603	JDS Uniphase Corp. (a)	27
52,403	Juniper Networks, Inc. (a)	1,070
2,040	Polycom, Inc. (a)	33
163,257	Qualcomm, Inc.	8,930
1,844	Riverbed Technology, Inc. (a)	43
		15,309
	Computer & Electronics Retail — 0.05%
15,800	Best Buy Co., Inc.	369
	Computer Hardware — 4.64%
76,042	Apple, Inc. (a)	30,797
90,576	Dell, Inc. (a)	1,325
1,847	NCR Corp. (a)	31
		32,153
	Computer Storage & Peripherals — 1.00%
215,079	EMC Corp. (a)	4,633
3,800	Lexmark International, Inc., Class – A	126
57,703	NetApp, Inc. (a)	2,093
6,172	QLogic Corp. (a)	92
		6,944
	Construction & Engineering — 0.06%
620	AECOM Technology Corp. (a)	13
829	Chicago Bridge & Iron Co. NV – NYS	31
2,202	Fluor Corp.	111
6,100	Jacobs Engineering Group, Inc. (a)	247
170	KBR, Inc.	5
2,235	McDermott International, Inc. (a)	26
		433

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks — 0.70%
7,885	Caterpillar, Inc.	$714
2,396	Cummins, Inc.	211
5,123	Deere & Co.	396
42,735	Joy Global, Inc.	3,204
576	Navistar International Corp. (a)	22
4,495	PACCAR, Inc.	169
1,170	The Manitowoc Co., Inc.	11
435	The Toro Co.	26
762	WABCO Holdings, Inc. (a)	33
532	Wabtec Corp.	37
		4,823
	Construction Materials — 0.00%
268	Martin Marietta Materials, Inc.	20
	Consumer Electronics — 0.03%
5,226	Garmin Ltd.	208
595	Harman International Industries, Inc.	23
		231
	Consumer Finance — 0.53%
76,751	American Express Co.	3,620
630	Discover Financial Services	15
1,581	Green Dot Corp., Class – A (a)	50
		3,685
	Data Processing & Outsourced Services — 4.53%
579	Alliance Data Systems Corp. (a)	60
194,457	Automatic Data Processing, Inc.	10,503
1,306	Broadridge Financial Solutions, Inc.	29
89	DST Systems, Inc.	4
1,381	Fiserv, Inc. (a)	81
255	FleetCor Technologies, Inc. (a)	8
1,083	Genpact Ltd. (a)	16
4,779	Global Payments, Inc.	226
5,188	Lender Processing Services, Inc.	78
16,470	MasterCard, Inc., Class – A	6,140
4,446	NeuStar, Inc., Class – A (a)	152
19,320	Paychex, Inc.	582
37,890	The Western Union Co.	692
7,800	Total System Services, Inc.	153
1,257	VeriFone Systems, Inc. (a)	45
124,351	Visa, Inc., Class – A	12,625
		31,394
	Department Stores — 0.13%
16,132	Kohl's Corp.	796
609	Macy's, Inc.	20
1,909	Nordstrom, Inc.	95
		911
	Distillers & Vintners — 0.07%
5,817	Brown-Forman Corp., Class – B	468

Shares	Security Description	Value (000)
	Distributors — 0.07%
7,640	Genuine Parts Co.	$468
1,613	LKQ Corp. (a)	48
		516
	Diversified Banks — 0.02%
4,230	Wells Fargo & Co.	117
	Diversified Chemicals — 0.31%
39,839	E.I. du Pont de Nemours & Co.	1,824
1,748	Eastman Chemical Co.	68
836	FMC Corp.	72
648	Huntsman Corp.	6
1,924	PPG Industries, Inc.	161
1,752	Solutia, Inc. (a)	30
		2,161
	Diversified Metals & Mining — 0.08%
466	Compass Minerals International, Inc.	32
11,505	Freeport-McMoRan Copper & Gold, Inc.	423
809	Molycorp, Inc. (a)	19
1,840	Southern Copper Corp.	56
784	Titanium Metals Corp.	12
673	Walter Energy, Inc.	41
		583
	Diversified Real Estate Investment Trust — 0.00%
249	Vornado Realty Trust	19
	Diversified Support Services — 0.07%
6,100	Cintas Corp.	212
3,707	Copart, Inc. (a)	178
2,008	Iron Mountain, Inc.	62
98	KAR Auction Services, Inc. (a)	1
		453
	Drug Retail — 0.65%
64,900	CVS Caremark Corp.	2,646
55,224	Walgreen Co.	1,826
		4,472
	Education Services — 0.07%
6,778	Apollo Group, Inc., Class – A (a)	365
3,000	Career Education Corp. (a)	24
663	DeVry, Inc.	26
1,583	ITT Educational Services, Inc. (a)	90
		505
	Electric Utilities — 0.01%
679	ITC Holdings Corp.	52
	Electrical Components & Equipment — 0.64%
9,670	AMETEK, Inc.	407
9,159	Cooper Industries PLC	496
45,111	Emerson Electric Co.	2,102
466	General Cable Corp. (a)	12
117	GrafTech International Ltd. (a)	1
2,900	Hubbell, Inc., Class – B	194
572	Polypore International, Inc. (a)	25
1,786	Rockwell Automation, Inc.	131
12,120	Roper Industries, Inc.	1,053

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
219	Thomas & Betts Corp. (a)	$12
		4,433
	Electronic Components — 0.08%
10,634	Amphenol Corp., Class – A	483
3,115	Dolby Laboratories, Inc., Class – A (a)	95
		578
	Electronic Equipment & Instruments — 0.06%
10,550	FLIR Systems, Inc.	264
5,468	National Instruments Corp.	142
		406
	Electronic Manufacturing Services — 0.02%
475	IPG Photonics Corp. (a)	16
1,939	Jabil Circuit, Inc.	38
1,312	Trimble Navigation Ltd. (a)	57
		111
	Environmental & Facilities Services — 0.06%
133	Covanta Holding Corp.	2
4,996	Stericycle, Inc. (a)	389
1,114	Waste Connections, Inc.	37
		428
	Fertilizers & Agricultural Chemicals — 1.90%
628	CF Industries Holdings, Inc.	91
501	Intrepid Potash, Inc. (a)	11
183,261	Monsanto Co.	12,841
3,346	The Mosaic Co.	169
476	The Scotts Mircale-Gro Co.	22
		13,134
	Food Distributors — 0.15%
34,650	Sysco Corp.	1,016
	Food Retail — 0.58%
5,224	The Kroger Co.	127
55,955	Whole Foods Market, Inc.	3,893
		4,020
	Footwear — 0.93%
2,266	Deckers Outdoor Corp. (a)	171
64,716	NIKE, Inc., Class – B	6,237
		6,408
	Gas Utilities — 0.00%
208	National Fuel Gas Co.	12
138	ONEOK, Inc.	12
		24
	General Merchandise Stores — 0.16%
346	Big Lots, Inc. (a)	13
1,206	Dollar General Corp. (a)	50
7,406	Dollar Tree, Inc. (a)	615
7,006	Family Dollar Stores, Inc.	404
525	Target Corp.	27
		1,109

Shares	Security Description	Value (000)
	Gold — 0.01%
1,037	Allied Nevada Gold Corp. (a)	$31
636	Royal Gold, Inc.	43
		74
	Health Care Distributors — 0.20%
16,295	AmerisourceBergen Corp.	606
2,119	Cardinal Health, Inc.	86
4,941	Henry Schein, Inc. (a)	318
3,049	McKesson Corp.	238
5,408	Patterson Cos., Inc.	160
		1,408
	Health Care Equipment — 2.50%
32,642	Baxter International, Inc.	1,615
13,104	Becton, Dickinson & Co.	979
4,894	C.R. Bard, Inc.	418
905	CareFusion Corp. (a)	23
26,704	Covidien PLC	1,202
6,775	Edwards Lifesciences Corp. (a)	479
526	Gen-Probe, Inc. (a)	31
819	Hill-Rom Holdings, Inc.	28
3,524	IDEXX Laboratories, Inc. (a)	271
15,238	Intuitive Surgical, Inc. (a)	7,055
61,636	Medtronic, Inc.	2,358
8,334	ResMed, Inc. (a)	212
660	Sirona Dental Systems, Inc. (a)	29
19,764	St. Jude Medical, Inc.	678
18,531	Stryker Corp.	921
826	Thoratec Corp. (a)	28
7,018	Varian Medical Systems, Inc. (a)	471
9,000	Zimmer Holdings, Inc. (a)	481
		17,279
	Health Care Facilities — 0.02%
959	Brookdale Senior Living, Inc. (a)	17
792	HCA Holdings, Inc. (a)	17
3,648	Health Management Associates, Inc., Class – A (a)	27
464	Tenet Healthcare Corp. (a)	2
1,056	Universal Health Services, Inc., Class – B	41
		104
	Health Care Services — 0.87%
2,534	Catalyst Health Solutions, Inc. (a)	132
1,145	DaVita, Inc. (a)	87
102,670	Express Scripts, Inc. (a)	4,588
6,026	Laboratory Corp. of America Holdings (a)	518
5,568	Lincare Holdings, Inc.	143
4,886	Medco Health Solutions, Inc. (a)	273
2,829	MEDNAX, Inc. (a)	204
1,788	Quest Diagnostics, Inc.	104
		6,049
	Health Care Supplies — 0.68%
135,044	Dentsply International, Inc.	4,725

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Supplies (continued)
215	The Cooper Cos., Inc.	$15
		4,740
	Health Care Technology — 1.32%
1,841	Allscripts Healthcare Solutions, Inc. (a)	35
148,078	Cerner Corp. (a)	9,070
766	SXC Health Solutions Corp. (a)	43
		9,148
	Heavy Electrical Equipment — 0.01%
1,425	The Babcock & Wilcox Co. (a)	34
	Home Entertainment Software — 0.01%
4,226	Electronic Arts, Inc. (a)	87
	Home Furnishings — 0.01%
1,248	Leggett & Platt, Inc.	29
779	Tempur-Pedic International, Inc. (a)	41
		70
	Home Improvement Retail — 0.22%
40,542	Lowe's Cos., Inc.	1,029
11,755	The Home Depot, Inc.	494
		1,523
	Homefurnishing Retail — 0.37%
4,305	Aaron's, Inc.	115
41,834	Bed Bath & Beyond, Inc. (a)	2,425
786	Williams-Sonoma, Inc.	30
		2,570
	Hotels, Resorts & Cruise Lines — 0.92%
41	Choice Hotels International, Inc.	2
39	Hyatt Hotels Corp., Class – A (a)	1
2,991	Marriott International, Inc., Class – A	87
369	Marriott Vacations Worldwide Corp. (a)	6
1,081	Royal Caribbean Cruises Ltd.	27
129,640	Starwood Hotels & Resorts Worldwide, Inc.	6,219
		6,342
	Household Appliances — 0.00%
181	Snap-on, Inc.	9
	Household Products — 2.76%
7,726	Church & Dwight Co., Inc.	354
125,807	Colgate-Palmolive Co.	11,623
22,528	Kimberly-Clark Corp.	1,657
5,933	The Clorox Co.	395
76,621	The Procter & Gamble Co.	5,111
		19,140
	Housewares & Specialties — 0.01%
675	Tupperware Brands Corp.	38
	Human Resource & Employment Services — 0.03%
1,529	Robert Half International, Inc.	44
2,903	Towers Watson & Co., Class – A	174
		218

Shares	Security Description	Value (000)
	Hypermarkets & Super Centers — 1.77%
74,998	Costco Wholesale Corp.	$6,249
100,593	Wal-Mart Stores, Inc.	6,011
		12,260
	Industrial Conglomerates — 0.49%
41,519	3M Co.	3,393
86	Carlisle Cos., Inc.	4
		3,397
	Industrial Gases — 0.98%
2,550	Air Products & Chemicals, Inc.	217
852	Airgas, Inc.	67
60,644	Praxair, Inc.	6,483
		6,767
	Industrial Machinery — 0.60%
32,998	Danaher Corp.	1,552
4,614	Donaldson Co., Inc.	314
1,800	Dover Corp.	104
1,627	Eaton Corp.	71
575	Flowserve Corp.	57
700	Gardner Denver, Inc.	54
845	Graco, Inc.	35
122	Harsco Corp.	2
779	IDEX Corp.	29
26,569	Illinois Tool Works, Inc.	1,241
3,124	Ingersoll-Rand PLC	95
165	Kennametal, Inc.	6
692	Lincoln Electric Holdings, Inc.	27
745	Nordson Corp.	31
6,900	Pall Corp.	394
751	Parker Hannifin Corp.	57
241	SPX Corp.	15
771	The Timken Co.	30
328	Valmont Industries, Inc.	30
		4,144
	Insurance Brokers — 0.02%
5,600	Brown & Brown, Inc.	127
	Integrated Oil & Gas — 2.34%
46,774	Chevron Corp.	4,977
102,451	Exxon Mobil Corp.	8,684
410	Murphy Oil Corp.	23
27,177	Occidental Petroleum Corp.	2,546
		16,230
	Integrated Telecommunication Services — 0.05%
7,912	Verizon Communications, Inc.	318
3,675	Windstream Corp.	43
		361
	Internet Retail — 2.33%
78,772	Amazon.com, Inc. (a)	13,635
879	Expedia, Inc.	26
656	Netflix, Inc. (a)	46
5,142	Priceline.com, Inc. (a)	2,405

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Retail (continued)
879	TripAdvisor, Inc. (a)	$22
		16,134
	Internet Software & Services — 5.84%
2,126	Akamai Technologies, Inc. (a)	69
29,870	Baidu, Inc. – Sponsored ADR (a)	3,479
332,709	eBay, Inc. (a)	10,091
500	Equinix, Inc. (a)	51
37,187	Google, Inc., Class – A (a)	24,019
17,856	LinkedIn Corp., Class – A (a)	1,125
6,135	Rackspace Hosting, Inc. (a)	264
50,851	Tencent Holdings Ltd. – ADR	1,024
1,925	VeriSign, Inc.	69
2,554	VistaPrint NV (a)	78
845	WebMD Health Corp. (a)	32
8,653	Youku, Inc. – ADR (a)	135
		40,436
	Investment Banking & Brokerage — 0.47%
511	Greenhill & Co., Inc.	18
1,210	Lazard Ltd., Class – A	32
497	LPL Investment Holdings, Inc. (a)	15
101,759	Morgan Stanley	1,540
2,269	TD Ameritrade Holding Corp.	35
12,793	The Charles Schwab Corp.	144
16,197	The Goldman Sachs Group, Inc.	1,465
		3,249
	IT Consulting & Other Services — 2.77%
38,590	Accenture PLC, Class – A	2,054
190	Booz Allen Hamilton Holding Corp. (a)	3
48,561	Cognizant Technology Solutions Corp. (a)	3,123
1,075	Gartner, Inc. (a)	38
72,227	International Business Machines Corp.	13,281
14,800	SAIC, Inc. (a)	182
10,307	Teradata Corp. (a)	500
		19,181
	Leisure Products — 0.05%
1,416	Hasbro, Inc.	45
3,148	Mattel, Inc.	88
3,716	Polaris Industries, Inc.	208
		341
	Life & Health Insurance — 0.04%
5,700	Torchmark Corp.	247
	Life Sciences Tools & Services — 0.88%
92,772	Agilent Technologies, Inc. (a)	3,241
1,459	Bruker Corp. (a)	18
190	Charles River Laboratories International, Inc. (a)	5
745	Covance, Inc. (a)	34
38,815	Illumina, Inc. (a)	1,183
268	Life Technologies Corp. (a)	10

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
1,780	Mettler-Toledo International, Inc. (a)	$263
2,239	Techne Corp.	153
17,900	Thermo Electron Corp. (a)	805
5,378	Waters Corp. (a)	398
		6,110
	Managed Health Care — 0.63%
303	AMERIGROUP Corp. (a)	18
7,900	Humana, Inc.	692
49,900	UnitedHealth Group, Inc.	2,529
17,300	WellPoint, Inc.	1,146
		4,385
	Marine — 0.03%
2,951	Kirby Corp. (a)	194
	Metal & Glass Containers — 0.05%
3,200	AptarGroup, Inc.	167
1,993	Ball Corp.	71
1,786	Crown Holdings, Inc. (a)	60
710	Silgan Holdings, Inc.	28
		326
	Motorcycle Manufacturers — 0.33%
58,622	Harley-Davidson, Inc.	2,279
	Movies & Entertainment — 0.36%
463	Regal Entertainment Group, Class – A	6
57,872	The Walt Disney Co.	2,170
6,848	Viacom, Inc., Class – B	311
		2,487
	Office Electronics — 0.02%
3,483	Zebra Technologies Corp., Class – A (a)	125
	Office Real Estate Investment Trusts — 0.03%
1,459	Boston Properties, Inc.	145
386	Corporate Office Properties Trust	8
1,239	Digital Realty Trust, Inc.	83
		236
	Office Services & Supplies — 0.00%
114	Avery Dennison Corp.	3
	Oil & Gas Drilling — 0.02%
279	Atwood Oceanics, Inc. (a)	11
466	Diamond Offshore Drilling, Inc.	26
1,122	Helmerich & Payne, Inc.	65
295	Patterson-UTI Energy, Inc.	6
362	Rowan Cos., Inc. (a)	11
		119
	Oil & Gas Equipment & Services — 3.44%
2,179	Baker Hughes, Inc.	106
2,310	Cameron International Corp. (a)	114
1,078	CARBO Ceramics, Inc.	133
482	Core Laboratories NV	55
974	Dresser-Rand Group, Inc. (a)	49
2,939	FMC Technologies, Inc. (a)	153
11,308	Halliburton Co.	390
149,626	National Oilwell Varco, Inc.	10,173

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services (continued)
6,320	Oceaneering International, Inc.	$292
542	Oil States International, Inc. (a)	41
738	RPC, Inc.	13
180,068	Schlumberger Ltd.	12,300
872	Superior Energy Services, Inc. (a)	25
57	Tidewater, Inc.	3
		23,847
	Oil & Gas Exploration & Production — 1.06%
17,007	Anadarko Petroleum Corp.	1,298
1,402	Apache Corp.	127
1,299	Cabot Oil & Gas Corp.	99
292	Cimarex Energy Co.	18
1,198	Cobalt International Energy, Inc. (a)	19
24,975	Concho Resources, Inc. (a)	2,341
408	Continental Resources, Inc. (a)	27
4,202	Denbury Resources, Inc. (a)	63
26,356	EOG Resources, Inc.	2,596
607	EQT Corp.	33
1,851	EXCO Resources, Inc.	19
836	Forest Oil Corp. (a)	11
476	Kosmos Energy LLC (a)	6
936	Newfield Exploration Co. (a)	35
411	Noble Energy, Inc.	39
1,131	Pioneer Natural Resources Co.	101
1,690	QEP Resources, Inc.	50
141	Quicksilver Resources, Inc. (a)	1
1,968	Range Resources Corp.	122
4,862	SandRidge Energy, Inc. (a)	40
685	SM Energy Co.	50
4,292	Southwestern Energy Co. (a)	137
1,534	Ultra Petroleum Corp. (a)	46
1,253	Whiting Petroleum Corp. (a)	59
		7,337
	Oil & Gas Refining & Marketing — 0.01%
2,386	HollyFrontier Corp.	56
	Oil & Gas Storage & Transportation — 0.04%
8,763	El Paso Corp.	233
1,409	Kinder Morgan, Inc.	45
		278
	Packaged Foods & Meats — 1.81%
1,663	Campbell Soup Co.	55
587	ConAgra Foods, Inc.	16
473,869	DANONE SA – Sponsored ADR	5,990
6,976	Flowers Foods, Inc.	132
5,949	General Mills, Inc.	240
1,316	Green Mountain Coffee Roasters, Inc. (a)	59
17,337	H.J. Heinz Co.	937
7,753	Hormel Foods Corp.	227
14,262	Kellogg Co.	721

Shares	Security Description	Value (000)
	Packaged Foods & Meats (continued)
7,460	McCormick & Co., Inc.	$376
45,730	Mead Johnson Nutrition Co.	3,143
5,864	Sara Lee Corp.	111
1,453	The Hershey Co.	90
5,500	The J.M. Smucker Co.	430
		12,527
	Paper Packaging — 0.01%
987	Packaging Corp. of America	25
793	Rock-Tenn Co., Class – A	46
485	Temple – Inland, Inc.	15
		86
	Paper Products — 0.01%
1,096	International Paper Co.	32
	Personal Products — 0.61%
5,109	Avon Products, Inc.	89
1,454	Herbalife Ltd.	75
35,824	The Estee Lauder Cos., Inc., Class – A	4,024
		4,188
	Pharmaceuticals — 8.19%
91,274	Abbott Laboratories	5,132
59,820	Allergan, Inc.	5,249
72,223	Bristol-Myers Squibb Co.	2,545
51,028	Eli Lilly & Co.	2,121
1,407	Endo Pharmaceuticals Holdings, Inc. (a)	49
13,600	Forest Laboratories, Inc. (a)	411
9,724	Hospira, Inc. (a)	295
122,045	Johnson & Johnson	8,004
134,100	Merck & Co., Inc.	5,056
440,636	Mylan, Inc. (a)	9,456
83,728	Novo Nordisk A/S – Sponsored ADR	9,650
32,939	Perrigo Co.	3,205
46,671	Shire PLC – Sponsored ADR	4,849
11,715	Valeant Pharmaceuticals International, Inc. (a)	547
1,764	Warner Chilcott PLC, Class – A (a)	27
1,454	Watson Pharmaceuticals, Inc. (a)	88
		56,684
	Property & Casualty Insurance — 0.00%
399	Erie Indemnity Co., Class – A	31
	Publishing — 0.15%
2,702	John Wiley & Sons, Inc., Class – A	120
1,420	Morningstar, Inc.	85
17,319	The McGraw-Hill Cos., Inc.	779
2,260	Thomson Reuters Corp.	60
		1,044
	Railroads — 0.50%
13,394	CSX Corp.	282
918	Kansas City Southern (a)	62
29,493	Union Pacific Corp.	3,125
		3,469

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Services — 0.01%
3,661	CBRE Group, Inc. (a)	$56
478	Jones Lang LaSalle, Inc.	29
		85
	Reinsurance — 0.00%
183	Validus Holdings Ltd.	6
	Research and Consulting Services — 0.10%
6,112	Equifax, Inc.	237
651	IHS, Inc., Class – A (a)	56
997	Nielsen Holdings NV (a)	29
651	The Dun & Bradstreet Corp.	49
7,123	Versik Analytics, Inc., Class – A (a)	286
		657
	Residential Real Estate Investment Trusts — 0.02%
1,160	Apartment Investment & Management Co., Class – A	26
572	Camden Property Trust	36
170	Equity Residential	10
164	Essex Property Trust, Inc.	23
284	UDR, Inc.	7
		102
	Restaurants — 6.06%
1,047	Brinker International, Inc.	28
8,869	Chipotle Mexican Grill, Inc. (a)	2,995
7,950	Darden Restaurants, Inc.	362
41,528	Dunkin' Brands Group, Inc. (a)	1,037
95,396	McDonald's Corp.	9,571
1,700	Panera Bread Co., Class – A (a)	241
314,528	Starbucks Corp.	14,472
224,699	YUM! Brands, Inc.	13,260
		41,966
	Retail Real Estate Investment Trusts — 0.07%
610	Federal Realty Investment Trust	55
2,867	Simon Property Group, Inc.	370
676	The Macerich Co.	34
		459
	Semiconductor Equipment — 0.02%
1,430	Applied Materials, Inc.	15
1,535	KLA-Tencor Corp.	74
1,344	Lam Research Corp. (a)	50
2,349	MEMC Electronic Materials, Inc. (a)	9
		148
	Semiconductors — 1.83%
7,287	Advanced Micro Devices, Inc. (a)	39
20,250	Altera Corp.	751
3,613	Analog Devices, Inc.	129
29,562	ARM Holdings PLC – Sponsored ADR	818
5,098	Atmel Corp. (a)	41
60,765	Avago Technologies Ltd.	1,754
33,789	Broadcom Corp., Class – A	992

Shares	Security Description	Value (000)
	Semiconductors (continued)
111	Cree, Inc. (a)	$2
1,894	Cypress Semiconductor Corp.	32
725	First Solar, Inc. (a)	25
465	Freescale Semiconductor Holdings I Ltd. (a)	6
215,400	Intel Corp.	5,224
1,078	Intersil Corp., Class – A	11
2,822	Linear Technology Corp.	85
1,450	LSI Corp. (a)	9
3,387	Maxim Integrated Products, Inc.	88
12,581	Microchip Technology, Inc.	461
6,839	NVIDIA Corp. (a)	95
5,460	ON Semiconductor Corp. (a)	42
229	PMC-Sierra, Inc. (a)	1
388	Silicon Laboratories, Inc. (a)	17
2,247	Skyworks Solutions, Inc. (a)	36
66,600	Texas Instruments, Inc.	1,939
3,275	Xilinx, Inc.	105
		12,702
	Soft Drinks — 4.09%
2,988	Coca-Cola Enterprises, Inc.	77
2,713	Dr. Pepper Snapple Group, Inc.	107
4,106	Hansen Natural Corp. (a)	378
182,955	PepsiCo, Inc.	12,139
223,309	The Coca-Cola Co.	15,625
		28,326
	Specialized Consumer Services — 0.01%
2,091	H&R Block, Inc.	34
417	Weight Watchers International, Inc.	23
		57
	Specialized Finance — 0.11%
3,308	CBOE Holdings, Inc.	85
4,314	InterContinental Exchange, Inc. (a)	520
2,433	Moody's Corp.	82
1,269	MSCI, Inc., Class – A (a)	42
1,172	NYSE Euronext	31
260	The NASDAQ OMX Group, Inc. (a)	6
		766
	Specialized Real Estate Investment Trusts — 0.07%
1,182	Plum Creek Timber Co., Inc.	43
1,616	Public Storage	217
1,395	Rayonier, Inc.	62
1,950	Ventas, Inc.	108
1,790	Weyerhaeuser Co.	34
		464
	Specialty Chemicals — 1.60%
979	Albemarle Corp.	50
1,891	Celanese Corp., Series A	84
167,915	Ecolab, Inc.	9,707
4,785	International Flavors & Fragrances, Inc.	251
367	LyondellBasell Industries NV, Class – A	12
918	Rockwood Holdings, Inc. (a)	36

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Chemicals (continued)
7,298	Sigma-Aldrich Corp.	$456
5,246	The Sherwin-Williams Co.	468
210	The Valspar Corp.	8
738	W.R. Grace & Co. (a)	34
		11,106
	Specialty Stores — 0.58%
5,522	Dick's Sporting Goods, Inc.	204
1,353	PetSmart, Inc.	69
1,015	Sally Beauty Holdings, Inc. (a)	22
4,200	Signet Jewelers Ltd.	185
33,268	Staples, Inc.	462
43,254	Tiffany & Co.	2,866
944	Tractor Supply Co.	66
2,681	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	174
		4,048
	Steel — 0.04%
382	AK Steel Holding Corp.	3
1,283	Allegheny Technologies, Inc.	61
636	Carpenter Technology Corp.	33
1,815	Cliffs Natural Resources, Inc.	113
187	Reliance Steel & Aluminum Co.	9
109	Schnitzer Steel Industries, Inc., Class – A	5
2,145	Steel Dynamics, Inc.	28
		252
	Systems Software — 3.80%
1,163	Ariba, Inc. (a)	33
2,146	BMC Software, Inc. (a)	70
1,265	Fortinet, Inc. (a)	28
4,797	MICROS Systems, Inc. (a)	223
90,386	Microsoft Corp.	2,346
336,910	Oracle Corp.	8,642
262,183	Red Hat, Inc. (a)	10,826
1,345	Rovi Corp. (a)	33
9,313	Symantec Corp. (a)	146
47,642	VMware, Inc., Class – A (a)	3,963
		26,310
	Technology Distributors — 0.00%
281	Arrow Electronics, Inc. (a)	11
	Thrifts & Mortgage Finance — 0.00%
824	Hudson City Bancorp, Inc.	5
1,213	People's United Financial, Inc.	16
		21
	Tires & Rubber — 0.01%
2,905	The Goodyear Tire & Rubber Co. (a)	41

Shares or Principal Amount (000)	Security Description	Value (000)
	Tobacco — 1.24%
19,033	Altria Group, Inc.	$564
6,700	Lorillard, Inc.	764
91,608	Philip Morris International, Inc.	7,189
1,322	Reynolds American, Inc.	55
		8,572
	Trading Companies & Distributors — 0.24%
18,044	Fastenal Co.	787
2,663	MSC Industrial Direct Co., Inc., Class – A	190
3,381	W.W. Grainger, Inc.	633
350	WESCO International, Inc. (a)	19
		1,629
	Trucking — 0.03%
91	Con-way, Inc.	3
2,911	Hertz Global Holdings, Inc. (a)	34
1,174	J.B. Hunt Transport Services, Inc.	53
3,091	Landstar System, Inc.	148
		238
	Water Utilities — 0.00%
245	Aqua America, Inc.	5
	Wireless Telecommunication Services — 0.63%
68,070	American Tower Corp., Class – A	4,085
2,680	Clearwire Corp., Class – A (a)	5
3,602	Crown Castle International Corp. (a)	161
3,183	MetroPCS Communications, Inc. (a)	28
1,765	NII Holdings, Inc. (a)	38
1,327	SBA Communications Corp., Class – A (a)	57
		4,374
	Total Common Stocks	684,638
	U.S. Treasury Obligation — 0.01%
$65	U.S. Treasury Bills, 0.02%, 6/7/12 (b)(c)	65
	Total U.S. Treasury Obligation	65
	Time Deposit — 0.99%
6,874	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	6,874
	Total Time Deposit	6,874
	Mutual Fund — 0.03%
177,000	Alliance Money Market Fund Prime Portfolio, 0.10% (d)	177
	Total Mutual Fund	177
	Total Investments (cost $543,055) — 99.91%	691,754
	Other assets in excess of liabilities — 0.09%	633
	Net Assets — 100.00%	$692,387
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	The rate disclosed is the rate in effect on December 31, 2011.

ADR — American Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total
Common Stocks	29.29%	39.00%	30.59%	98.88%
U.S. Treasury Obligations	—	0.01%	—	0.01%
Time Deposit	0.85%	—	0.14%	0.99%
Mutual Fund	—	0.03%	—	0.03%
Other Assets (Liabilities)	-0.01%	0.09%	0.01%	0.09%
Total Net Assets	30.13%	39.13%	30.74%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
13	S&P 500 E-Mini Future	$814	Mar-12	$(5)
	Net Unrealized Appreciation/(Depreciation)			$(5)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.73%
	Advertising — 0.08%
300	Lamar Advertising Co., Class – A (a)	$8
17,510	Omnicom Group, Inc.	781
2,500	The Interpublic Group of Cos., Inc.	24
		813
	Aerospace & Defense — 2.33%
1,087	BE Aerospace, Inc. (a)	42
17,118	General Dynamics Corp.	1,137
604	Goodrich Corp.	75
9,898	Honeywell International, Inc.	538
5,501	L-3 Communications Holdings, Inc.	367
2,868	Lockheed Martin Corp.	232
52,956	Precision Castparts Corp.	8,726
9,983	Rockwell Collins, Inc.	553
500	Spirit AeroSystems Holdings, Inc., Class – A (a)	10
70,496	The Boeing Co.	5,171
577	TransDigm Group, Inc. (a)	55
95,032	United Technologies Corp.	6,946
		23,852
	Agricultural Products — 0.01%
500	Bunge Ltd.	29
670	Corn Products International, Inc.	35
		64
	Air Freight & Logistics — 0.20%
10,587	C.H. Robinson Worldwide, Inc.	739
13,772	Expeditors International of Washington, Inc.	564
235	FedEx Corp.	19
9,123	United Parcel Service, Inc., Class – B	668
1,200	UTI Worldwide, Inc.	16
		2,006
	Airlines — 0.01%
300	Copa Holdings SA, Class – A	17
6,750	Delta Air Lines, Inc. (a)	55
1,500	Southwest Airlines Co.	13
3,425	United Continental Holdings, Inc. (a)	65
		150
	Alternative Carriers — 0.00%
1,800	tw telecom, Inc. (a)	35
	Apparel Retail — 0.29%
5,140	Abercrombie & Fitch Co., Class – A	251
1,600	Chico’s FAS, Inc.	18
200	DSW, Inc., Class – A	9
4,100	Guess?, Inc.	122
2,996	Limited Brands, Inc.	121
14,619	Ross Stores, Inc.	695

Shares	Security Description	Value (000)
	Apparel Retail (continued)
24,053	The TJX Cos., Inc.	$1,552
7,255	Urban Outfitters, Inc. (a)	200
		2,968
	Apparel, Accessories & Luxury Goods — 1.68%
61,999	Burberry Group PLC – Sponsored ADR	2,296
77,701	Coach, Inc.	4,743
3,319	Fossil, Inc. (a)	263
1,400	Hanesbrands, Inc. (a)	31
56,515	Lululemon Athletica, Inc. (a)	2,637
28,776	LVMH Moet Hennessy Louis Vuitton SA – ADR	809
100	PVH Corp.	7
41,151	Ralph Lauren Corp.	5,682
2,300	Under Armour, Inc., Class – A (a)	165
4,400	V.F. Corp.	559
		17,192
	Application Software — 1.02%
32,340	Adobe Systems, Inc. (a)	914
5,829	ANSYS, Inc. (a)	334
2,945	Autodesk, Inc. (a)	89
2,908	Cadence Design Systems, Inc. (a)	30
11,877	Citrix Systems, Inc. (a)	721
2,000	Compuware Corp. (a)	17
2,916	FactSet Research Systems, Inc.	255
1,431	Informatica Corp. (a)	53
18,995	Intuit, Inc.	999
2,987	Nuance Communications, Inc. (a)	75
67,258	Salesforce.com, Inc. (a)	6,824
943	Solera Holdings, Inc.	42
1,901	TIBCO Software, Inc. (a)	45
		10,398
	Asset Management & Custody Banks — 1.43%
500	Affiliated Managers Group, Inc. (a)	48
5,106	BlackRock, Inc., Class – A	910
7,500	Eaton Vance Corp.	177
5,600	Federated Investors, Inc., Class – B	85
9,062	Franklin Resources, Inc.	871
9,600	SEI Investments Co.	167
280,583	State Street Corp.	11,310
16,040	T. Rowe Price Group, Inc.	913
5,500	Waddell & Reed Financial, Inc., Class – A	136
		14,617
	Auto Parts & Equipment — 0.36%
52,841	BorgWarner, Inc. (a)	3,368
9,116	Gentex Corp.	270
2,313	Johnson Controls, Inc.	72

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Auto Parts & Equipment (continued)
100	Visteon Corp. (a)	$5
		3,715
	Automobile Manufacturers — 0.21%
82,279	Bayerische Motoren Werke AG – ADR	1,829
25,677	Ford Motor Co.	276
700	Tesla Motors, Inc. (a)	20
		2,125
	Automotive Retail — 0.15%%
4,939	Advance Auto Parts, Inc.	344
88	AutoNation, Inc. (a)	3
1,624	AutoZone, Inc. (a)	528
432	CarMax, Inc. (a)	13
8,468	O’Reilly Automotive, Inc. (a)	677
		1,565
	Biotechnology — 1.44%
32,867	Alexion Pharmaceuticals, Inc. (a)	2,350
47,760	Amgen, Inc.	3,067
1,600	Amylin Pharmaceuticals, Inc. (a)	18
3,055	Biogen Idec, Inc. (a)	336
1,311	BioMarin Pharmaceutical, Inc. (a)	45
88,296	Celgene Corp. (a)	5,969
2,000	Dendreon Corp. (a)	15
9,718	Gilead Sciences, Inc. (a)	398
2,800	Human Genome Sciences, Inc. (a)	21
1,200	Myriad Genetics, Inc. (a)	25
928	Pharmasset, Inc. (a)	119
860	Regeneron Pharmaceuticals, Inc. (a)	48
700	United Therapeutics Corp. (a)	33
68,520	Vertex Pharmaceuticals, Inc. (a)	2,275
		14,719
	Brewers — 1.02%
288,350	Companhia de Bebidas das Americas – Sponsored ADR	10,407
	Broadcasting — 0.04%
1,142	CBS Corp., Class – B	31
3,221	Discovery Communications, Inc., Class – A (a)	132
5,741	Scripps Networks Interactive., Class – A	244
		407
	Building Products — 0.01%
700	Lennox International, Inc.	24
3,913	Masco Corp.	41
		65
	Cable & Satellite — 0.14%
800	AMC Networks, Inc., Class – A (a)	30
2,596	Cablevision Systems Corp., Class – A	37
588	Charter Communications, Inc., Class – A (a)	33

Shares	Security Description	Value (000)
	Cable & Satellite (continued)
15,046	Comcast Corp., Class – A	$357
8,840	DIRECTV, Class – A (a)	378
1,800	DISH Network Corp., Class – A	51
3,574	Liberty Global, Inc., Class – A (a)	147
50,278	Sirius XM Radio, Inc. (a)	92
3,967	Time Warner Cable, Inc.	252
3,553	Virgin Media, Inc.	76
		1,453
	Casinos & Gaming — 0.04%
500	Bally Technologies, Inc. (a)	20
2,200	International Game Technology	38
4,900	Las Vegas Sands Corp. (a)	209
582	MGM Resorts International (a)	6
988	Wynn Resorts Ltd.	109
		382
	Coal & Consumable Fuels — 0.03%
1,800	Alpha Natural Resources, Inc. (a)	37
400	Arch Coal, Inc.	6
2,883	CONSOL Energy, Inc.	106
3,399	Peabody Energy Corp.	112
		261
	Commodity Chemicals — 0.00%
400	Kronos Worldwide, Inc.	7
100	Westlake Chemical Corp.	4
		11
	Communications Equipment — 1.71%
800	Acme Packet, Inc. (a)	25
1,100	Ciena Corp. (a)	13
269,399	Cisco Systems, Inc.	4,871
4,989	F5 Networks, Inc. (a)	529
400	Harris Corp.	14
3,300	JDS Uniphase Corp. (a)	35
69,724	Juniper Networks, Inc. (a)	1,423
2,083	Polycom, Inc. (a)	34
192,095	Qualcomm, Inc.	10,508
1,805	Riverbed Technology, Inc. (a)	42
		17,494
	Computer & Electronics Retail — 0.04%
16,300	Best Buy Co., Inc.	381
	Computer Hardware — 3.86%
94,088	Apple, Inc. (a)	38,106
94,254	Dell, Inc. (a)	1,379
1,800	NCR Corp. (a)	29
		39,514
	Computer Storage & Peripherals — 0.90%
286,115	EMC Corp. (a)	6,163
4,000	Lexmark International, Inc., Class – A	132

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer Storage & Peripherals (continued)
77,400	NetApp, Inc. (a)	$2,807
6,500	QLogic Corp. (a)	98
		9,200
	Construction & Engineering — 0.05%
621	AECOM Technology Corp. (a)	13
800	Chicago Bridge & Iron Co. NV – NYS	30
2,179	Fluor Corp.	109
6,500	Jacobs Engineering Group, Inc. (a)	264
300	KBR, Inc.	8
3,000	McDermott International, Inc. (a)	35
		459
	Construction & Farm Machinery & Heavy Trucks — 0.55%
8,010	Caterpillar, Inc.	726
2,506	Cummins, Inc.	221
5,186	Deere & Co.	401
53,265	Joy Global, Inc.	3,993
500	Navistar International Corp. (a)	19
4,442	PACCAR, Inc.	166
1,500	The Manitowoc Co., Inc.	14
400	The Toro Co.	24
719	WABCO Holdings, Inc. (a)	31
528	Wabtec Corp.	37
		5,632
	Construction Materials — 0.00%
300	Martin Marietta Materials, Inc.	23
	Consumer Electronics — 0.02%
5,400	Garmin Ltd.	215
600	Harman International Industries, Inc.	23
		238
	Consumer Finance — 0.49%
105,300	American Express Co.	4,967
700	Discover Financial Services	17
1,800	Green Dot Corp., Class – A (a)	56
		5,040
	Data Processing & Outsourced Services — 3.85%
592	Alliance Data Systems Corp. (a)	61
245,195	Automatic Data Processing, Inc.	13,243
1,271	Broadridge Financial Solutions, Inc.	29
1,374	Fiserv, Inc. (a)	81
300	FleetCor Technologies, Inc. (a)	9
1,300	Genpact Ltd. (a)	19
5,067	Global Payments, Inc.	240
5,700	Lender Processing Services, Inc.	86
22,121	MasterCard, Inc., Class – A	8,247
4,499	NeuStar, Inc., Class – A (a)	154

Shares	Security Description	Value (000)
	Data Processing & Outsourced Services (continued)
19,822	Paychex, Inc.	$597
40,242	The Western Union Co.	735
8,200	Total System Services, Inc.	160
1,400	VeriFone Systems, Inc. (a)	50
154,485	Visa, Inc., Class – A	15,685
		39,396
	Department Stores — 0.09%
16,712	Kohl’s Corp.	825
700	Macy’s, Inc.	22
1,969	Nordstrom, Inc.	98
		945
	Distillers & Vintners — 0.05%
6,041	Brown-Forman Corp., Class – B	486
	Distributors — 0.06%%
8,300	Genuine Parts Co.	508
1,822	LKQ Corp. (a)	55
		563
	Diversified Banks — 0.01%
4,285	Wells Fargo & Co.	118
	Diversified Chemicals — 0.26%
50,670	E.I. du Pont de Nemours & Co.	2,320
1,900	Eastman Chemical Co.	74
848	FMC Corp.	73
700	Huntsman Corp.	7
1,922	PPG Industries, Inc.	161
1,700	Solutia, Inc. (a)	29
		2,664
	Diversified Metals & Mining — 0.06%
339	Compass Minerals International, Inc.	23
11,720	Freeport-McMoRan Copper & Gold, Inc.	431
800	Molycorp, Inc. (a)	19
1,971	Southern Copper Corp.	60
900	Titanium Metals Corp.	13
705	Walter Energy, Inc.	43
		589
	Diversified Real Estate Investment Trust — 0.00%
300	Vornado Realty Trust	23
	Diversified Support Services — 0.05%
6,500	Cintas Corp.	226
3,752	Copart, Inc. (a)	180
1,931	Iron Mountain, Inc.	59
		465
	Drug Retail — 0.46%
68,200	CVS Caremark Corp.	2,781
57,722	Walgreen Co.	1,909
		4,690

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Education Services — 0.05%
7,012	Apollo Group, Inc., Class – A (a)	$378
3,200	Career Education Corp. (a)	25
800	DeVry, Inc.	31
1,825	ITT Educational Services, Inc. (a)	104
		538
	Electric Utilities — 0.01%
670	ITC Holdings Corp.	51
	Electrical Components & Equipment — 0.47%
10,155	AMETEK, Inc.	428
9,773	Cooper Industries PLC	529
47,341	Emerson Electric Co.	2,206
500	General Cable Corp. (a)	12
3,100	Hubbell, Inc., Class – B	207
600	Polypore International, Inc. (a)	26
1,822	Rockwell Automation, Inc.	134
14,790	Roper Industries, Inc.	1,285
200	Thomas & Betts Corp. (a)	11
		4,838
	Electronic Components — 0.06%
11,026	Amphenol Corp., Class – A	500
3,400	Dolby Laboratories, Inc., Class – A (a)	104
		604
	Electronic Equipment & Instruments — 0.04%
11,116	FLIR Systems, Inc.	279
5,900	National Instruments Corp.	153
		432
	Electronic Manufacturing Services — 0.01%
320	IPG Photonics Corp. (a)	11
1,903	Jabil Circuit, Inc.	37
1,641	Trimble Navigation Ltd. (a)	71
		119
	Environmental & Facilities Services — 0.04%
5,218	Stericycle, Inc. (a)	407
1,189	Waste Connections, Inc.	39
		446
	Fertilizers & Agricultural Chemicals — 1.63%
652	CF Industries Holdings, Inc.	94
700	Intrepid Potash, Inc. (a)	16
234,361	Monsanto Co.	16,422
3,350	The Mosaic Co.	169
500	The Scotts Mircale-Gro Co.	23
		16,724
	Food Distributors — 0.10%
35,825	Sysco Corp.	1,051

Shares	Security Description	Value (000)
	Food Retail — 0.52%
5,208	The Kroger Co.	$126
75,230	Whole Foods Market, Inc.	5,235
		5,361
	Footwear — 0.81%
2,414	Deckers Outdoor Corp. (a)	182
83,695	NIKE, Inc., Class – B	8,066
		8,248
	Gas Utilities — 0.00%
200	National Fuel Gas Co.	11
100	ONEOK, Inc.	9
		20
	General Merchandise Stores — 0.11%
200	Big Lots, Inc. (a)	8
1,195	Dollar General Corp. (a)	49
7,736	Dollar Tree, Inc. (a)	643
7,499	Family Dollar Stores, Inc.	432
470	Target Corp.	24
		1,156
	Gold — 0.01%
970	Allied Nevada Gold Corp. (a)	29
668	Royal Gold, Inc.	45
		74
	Health Care Distributors — 0.14%
16,929	AmerisourceBergen Corp.	630
2,285	Cardinal Health, Inc.	93
5,136	Henry Schein, Inc. (a)	331
3,177	McKesson Corp.	247
5,700	Patterson Cos., Inc.	168
		1,469
	Health Care Equipment — 1.86%
34,383	Baxter International, Inc.	1,701
13,602	Becton, Dickinson & Co.	1,016
5,257	C.R. Bard, Inc.	449
1,000	CareFusion Corp. (a)	25
28,007	Covidien PLC	1,261
7,085	Edwards Lifesciences Corp. (a)	501
515	Gen-Probe, Inc. (a)	30
800	Hill-Rom Holdings, Inc.	27
3,659	IDEXX Laboratories, Inc. (a)	282
18,027	Intuitive Surgical, Inc. (a)	8,347
64,418	Medtronic, Inc.	2,464
9,000	ResMed, Inc. (a)	229
800	Sirona Dental Systems, Inc. (a)	35
20,752	St. Jude Medical, Inc.	712
19,543	Stryker Corp.	972
800	Thoratec Corp. (a)	27
7,313	Varian Medical Systems, Inc. (a)	491

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
9,400	Zimmer Holdings, Inc. (a)	$502
		19,071
	Health Care Facilities — 0.01%
1,000	Brookdale Senior Living, Inc. (a)	17
1,000	HCA Holdings, Inc. (a)	22
3,600	Health Management Associates, Inc., Class – A (a)	27
1,205	Universal Health Services, Inc., Class – B	47
		113
	Health Care Services — 0.72%
2,700	Catalyst Health Solutions, Inc. (a)	140
1,238	DaVita, Inc. (a)	94
130,976	Express Scripts, Inc. (a)	5,853
6,215	Laboratory Corp. of America Holdings (a)	534
5,690	Lincare Holdings, Inc.	146
4,914	Medco Health Solutions, Inc. (a)	275
2,927	MEDNAX, Inc. (a)	211
1,888	Quest Diagnostics, Inc.	110
		7,363
	Health Care Supplies — 0.58%
170,090	Dentsply International, Inc.	5,952
200	The Cooper Cos., Inc.	14
		5,966
	Health Care Technology — 1.11%
1,628	Allscripts Healthcare Solutions, Inc. (a)	31
183,912	Cerner Corp. (a)	11,264
796	SXC Health Solutions Corp. (a)	45
		11,340
	Heavy Electrical Equipment — 0.00%
1,302	The Babcock & Wilcox Co. (a)	31
	Home Entertainment Software — 0.01%
4,247	Electronic Arts, Inc. (a)	88
	Home Furnishings — 0.01%
1,500	Leggett & Platt, Inc.	35
761	Tempur-Pedic International, Inc. (a)	40
		75
	Home Improvement Retail — 0.19%
55,594	Lowe’s Cos., Inc.	1,411
11,937	The Home Depot, Inc.	502
		1,913
	Homefurnishing Retail — 0.31%
4,600	Aaron’s, Inc.	122
52,923	Bed Bath & Beyond, Inc. (a)	3,068
800	Williams-Sonoma, Inc.	31
		3,221

Shares	Security Description	Value (000)
	Hotels, Resorts & Cruise Lines — 0.80%
3,213	Marriott International, Inc., Class – A	$93
360	Marriott Vacations Worldwide Corp. (a)	6
1,000	Royal Caribbean Cruises Ltd.	25
169,163	Starwood Hotels & Resorts Worldwide, Inc.	8,115
		8,239
	Household Appliances — 0.00%
200	Snap-on, Inc.	10
	Household Products — 2.10%
8,186	Church & Dwight Co., Inc.	375
147,231	Colgate-Palmolive Co.	13,603
23,538	Kimberly-Clark Corp.	1,731
6,200	The Clorox Co.	413
80,469	The Procter & Gamble Co.	5,368
		21,490
	Housewares & Specialties — 0.00%
800	Tupperware Brands Corp.	45
	Human Resource & Employment Services — 0.02%
1,723	Robert Half International, Inc.	49
3,000	Towers Watson & Co., Class – A	180
		229
	Hypermarkets & Super Centers — 1.37%
93,020	Costco Wholesale Corp.	7,750
105,185	Wal-Mart Stores, Inc.	6,286
		14,036
	Industrial Conglomerates — 0.35%
43,387	3M Co.	3,546
100	Carlisle Cos., Inc.	4
		3,550
	Industrial Gases — 0.78%
2,652	Air Products & Chemicals, Inc.	226
921	Airgas, Inc.	72
72,039	Praxair, Inc.	7,701
		7,999
	Industrial Machinery — 0.42%
34,537	Danaher Corp.	1,625
4,851	Donaldson Co., Inc.	330
1,897	Dover Corp.	110
1,520	Eaton Corp.	66
588	Flowserve Corp.	58
698	Gardner Denver, Inc.	54
656	Graco, Inc.	27
100	Harsco Corp.	2
788	IDEX Corp.	29
27,609	Illinois Tool Works, Inc.	1,290
3,184	Ingersoll-Rand PLC	97
200	Kennametal, Inc.	7

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery (continued)
700	Lincoln Electric Holdings, Inc.	$27
643	Nordson Corp.	27
7,287	Pall Corp.	416
800	Parker Hannifin Corp.	61
100	SPX Corp.	6
787	The Timken Co.	31
300	Valmont Industries, Inc.	27
		4,290
	Insurance Brokers — 0.01%
5,900	Brown & Brown, Inc.	134
	Integrated Oil & Gas — 1.72%
49,101	Chevron Corp.	5,224
106,338	Exxon Mobil Corp.	9,013
400	Murphy Oil Corp.	22
36,206	Occidental Petroleum Corp.	3,393
		17,652
	Integrated Telecommunication Services — 0.03%
7,874	Verizon Communications, Inc.	316
3,228	Windstream Corp.	38
		354
	Internet Retail — 2.02%
100,355	Amazon.com, Inc. (a)	17,371
643	Expedia, Inc.	19
400	Groupon, Inc. (a)	8
750	Netflix, Inc. (a)	52
6,890	Priceline.com, Inc. (a)	3,223
643	TripAdvisor, Inc. (a)	16
		20,689
	Internet Software & Services — 4.93%
1,991	Akamai Technologies, Inc. (a)	64
40,967	Baidu, Inc. – Sponsored ADR (a)	4,772
396,704	eBay, Inc. (a)	12,032
576	Equinix, Inc. (a)	58
46,424	Google, Inc., Class – A (a)	29,985
24,693	LinkedIn Corp., Class – A (a)	1,556
6,467	Rackspace Hosting, Inc. (a)	278
68,625	Tencent Holdings Ltd. – ADR	1,382
1,859	VeriSign, Inc.	66
2,600	VistaPrint NV (a)	80
800	WebMD Health Corp. (a)	30
11,862	Youku, Inc. – ADR (a)	186
		50,489
	Investment Banking & Brokerage — 0.43%
300	Greenhill & Co., Inc.	11
1,226	Lazard Ltd., Class – A	32
300	LPL Investment Holdings, Inc. (a)	9

Shares	Security Description	Value (000)
	Investment Banking & Brokerage (continued)
140,645	Morgan Stanley	$2,128
2,644	TD Ameritrade Holding Corp.	41
12,675	The Charles Schwab Corp.	143
22,387	The Goldman Sachs Group, Inc.	2,025
		4,389
	IT Consulting & Other Services — 2.20%
40,314	Accenture PLC, Class – A	2,146
200	Booz Allen Hamilton Holding Corp. (a)	3
61,053	Cognizant Technology Solutions Corp. (a)	3,926
1,195	Gartner, Inc. (a)	42
85,064	International Business Machines Corp.	15,642
15,700	SAIC, Inc. (a)	193
10,696	Teradata Corp. (a)	519
		22,471
	Leisure Products — 0.04%
1,600	Hasbro, Inc.	51
3,239	Mattel, Inc.	90
4,069	Polaris Industries, Inc.	228
		369
	Life & Health Insurance — 0.02%
5,600	Torchmark Corp.	243
	Life Sciences Tools & Services — 0.75%
121,761	Agilent Technologies, Inc. (a)	4,253
1,000	Bruker Corp. (a)	12
700	Charles River Laboratories International, Inc. (a)	19
647	Covance, Inc. (a)	30
52,349	Illumina, Inc. (a)	1,596
300	Life Technologies Corp. (a)	12
2,031	Mettler-Toledo International, Inc. (a)	300
2,400	Techne Corp.	164
18,800	Thermo Electron Corp. (a)	845
5,662	Waters Corp. (a)	419
		7,650
	Managed Health Care — 0.45%
400	AMERIGROUP Corp. (a)	24
8,300	Humana, Inc.	727
52,600	UnitedHealth Group, Inc.	2,666
18,300	WellPoint, Inc.	1,212
		4,629
	Marine — 0.02%
3,200	Kirby Corp. (a)	211
	Metal & Glass Containers — 0.03%
3,400	AptarGroup, Inc.	177
1,975	Ball Corp.	71
2,094	Crown Holdings, Inc. (a)	70
700	Silgan Holdings, Inc.	27

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metal & Glass Containers (continued)
		$345
	Motorcycle Manufacturers — 0.30%
79,147	Harley-Davidson, Inc.	3,076
	Movies & Entertainment — 0.32%
500	Regal Entertainment Group, Class – A	6
79,368	The Walt Disney Co.	2,976
6,890	Viacom, Inc., Class – B	313
		3,295
	Office Electronics — 0.01%
3,600	Zebra Technologies Corp., Class – A (a)	129
	Office Real Estate Investment Trusts — 0.02%
1,446	Boston Properties, Inc.	144
400	Corporate Office Properties Trust	9
1,192	Digital Realty Trust, Inc.	79
		232
	Office Services & Supplies — 0.00%
100	Avery Dennison Corp.	3
	Oil & Gas Drilling — 0.01%
300	Atwood Oceanics, Inc. (a)	12
400	Diamond Offshore Drilling, Inc.	22
1,032	Helmerich & Payne, Inc.	60
300	Patterson-UTI Energy, Inc.	6
400	Rowan Cos., Inc. (a)	12
		112
	Oil & Gas Equipment & Services — 2.93%
2,073	Baker Hughes, Inc.	101
2,247	Cameron International Corp. (a)	110
1,119	CARBO Ceramics, Inc.	138
610	Core Laboratories NV	69
935	Dresser-Rand Group, Inc. (a)	47
2,911	FMC Technologies, Inc. (a)	152
11,299	Halliburton Co.	390
191,319	National Oilwell Varco, Inc.	13,008
6,653	Oceaneering International, Inc.	307
600	Oil States International, Inc. (a)	46
800	RPC, Inc.	15
227,433	Schlumberger Ltd.	15,536
1,100	Superior Energy Services, Inc. (a)	31
100	Tidewater, Inc.	5
		29,955
	Oil & Gas Exploration & Production — 0.94%
22,365	Anadarko Petroleum Corp.	1,707
1,392	Apache Corp.	126
1,347	Cabot Oil & Gas Corp.	102
276	Cimarex Energy Co.	17
1,300	Cobalt International Energy, Inc. (a)	20

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
35,391	Concho Resources, Inc. (a)	$3,318
600	Continental Resources, Inc. (a)	40
3,871	Denbury Resources, Inc. (a)	58
35,452	EOG Resources, Inc.	3,492
625	EQT Corp.	34
1,900	EXCO Resources, Inc.	20
1,080	Forest Oil Corp. (a)	15
500	Kosmos Energy LLC (a)	6
908	Newfield Exploration Co. (a)	34
400	Noble Energy, Inc.	38
1,173	Pioneer Natural Resources Co.	105
1,882	QEP Resources, Inc.	55
1,933	Range Resources Corp.	120
4,630	SandRidge Energy, Inc. (a)	38
682	SM Energy Co.	50
4,210	Southwestern Energy Co. (a)	135
1,773	Ultra Petroleum Corp. (a)	53
1,364	Whiting Petroleum Corp. (a)	64
		9,647
	Oil & Gas Refining & Marketing — 0.01%
2,172	HollyFrontier Corp.	51
	Oil & Gas Storage & Transportation — 0.03%
9,093	El Paso Corp.	242
1,373	Kinder Morgan, Inc.	44
		286
	Packaged Foods & Meats — 1.46%
1,787	Campbell Soup Co.	59
600	ConAgra Foods, Inc.	16
575,398	DANONE SA – Sponsored ADR	7,273
7,250	Flowers Foods, Inc.	138
5,898	General Mills, Inc.	238
1,436	Green Mountain Coffee Roasters, Inc. (a)	65
18,160	H.J. Heinz Co.	981
8,100	Hormel Foods Corp.	237
14,910	Kellogg Co.	754
7,905	McCormick & Co., Inc.	399
60,609	Mead Johnson Nutrition Co.	4,166
6,042	Sara Lee Corp.	114
1,391	The Hershey Co.	86
5,800	The J.M. Smucker Co.	453
		14,979
	Paper Packaging — 0.01%
1,300	Packaging Corp. of America	33
900	Rock-Tenn Co., Class – A	52
300	Temple – Inland, Inc.	9
		94

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper Products — 0.00%
1,300	International Paper Co.	$39
	Personal Products — 0.54%
5,599	Avon Products, Inc.	98
1,505	Herbalife Ltd.	78
47,267	The Estee Lauder Cos., Inc., Class – A	5,309
		5,485
	Pharmaceuticals — 6.63%
95,489	Abbott Laboratories	5,369
75,968	Allergan, Inc.	6,665
104,505	Bristol-Myers Squibb Co.	3,683
53,366	Eli Lilly & Co.	2,218
1,557	Endo Pharmaceuticals Holdings, Inc. (a)	54
14,400	Forest Laboratories, Inc. (a)	436
10,267	Hospira, Inc. (a)	312
141,124	Johnson & Johnson	9,255
141,082	Merck & Co., Inc.	5,319
484,642	Mylan, Inc. (a)	10,400
109,082	Novo Nordisk A/S – Sponsored ADR	12,573
41,043	Perrigo Co.	3,994
64,824	Shire PLC – Sponsored ADR	6,735
15,809	Valeant Pharmaceuticals International, Inc. (a)	738
2,200	Warner Chilcott PLC, Class – A (a)	33
1,504	Watson Pharmaceuticals, Inc. (a)	91
		67,875
	Property & Casualty Insurance — 0.00%
400	Erie Indemnity Co., Class – A	31
	Publishing — 0.11%
3,000	John Wiley & Sons, Inc., Class – A	133
1,500	Morningstar, Inc.	89
18,057	The McGraw-Hill Cos., Inc.	812
2,044	Thomson Reuters Corp.	55
		1,089
	Railroads — 0.44%
13,562	CSX Corp.	285
1,100	Kansas City Southern (a)	75
39,211	Union Pacific Corp.	4,154
		4,514
	Real Estate Services — 0.01%
3,375	CBRE Group, Inc. (a)	51
500	Jones Lang LaSalle, Inc.	31
		82
	Reinsurance — 0.00%
100	Validus Holdings Ltd.	3
	Research and Consulting Services — 0.07%
6,600	Equifax, Inc.	256
561	IHS, Inc., Class – A (a)	48

Shares	Security Description	Value (000)
	Research and Consulting Services (continued)
1,000	Nielsen Holdings NV (a)	$30
552	The Dun & Bradstreet Corp.	41
7,265	Versik Analytics, Inc., Class – A (a)	292
		667
	Residential Real Estate Investment Trusts — 0.01%
1,100	Apartment Investment & Management Co., Class – A	25
667	Camden Property Trust	41
241	Equity Residential	14
231	Essex Property Trust, Inc.	32
300	UDR, Inc.	8
		120
	Restaurants — 5.11%
1,100	Brinker International, Inc.	29
12,075	Chipotle Mexican Grill, Inc. (a)	4,078
8,316	Darden Restaurants, Inc.	379
57,556	Dunkin’ Brands Group, Inc. (a)	1,438
111,519	McDonald’s Corp.	11,189
1,800	Panera Bread Co., Class – A (a)	255
400,139	Starbucks Corp.	18,410
280,257	YUM! Brands, Inc.	16,538
		52,316
	Retail Real Estate Investment Trusts — 0.04%
556	Federal Realty Investment Trust	50
2,960	Simon Property Group, Inc.	382
491	The Macerich Co.	25
		457
	Semiconductor Equipment — 0.02%
1,070	Applied Materials, Inc.	11
1,540	KLA-Tencor Corp.	74
1,673	Lam Research Corp. (a)	62
2,700	MEMC Electronic Materials, Inc. (a)	11
		158
	Semiconductors — 1.39%
7,499	Advanced Micro Devices, Inc. (a)	41
21,251	Altera Corp.	788
3,843	Analog Devices, Inc.	138
33,579	ARM Holdings PLC – Sponsored ADR	929
5,701	Atmel Corp. (a)	46
82,894	Avago Technologies Ltd.	2,392
43,282	Broadcom Corp., Class – A	1,271
200	Cree, Inc. (a)	4
1,987	Cypress Semiconductor Corp.	34
900	First Solar, Inc. (a)	30
500	Freescale Semiconductor Holdings I Ltd. (a)	6
226,600	Intel Corp.	5,495
1,200	Intersil Corp., Class – A	13

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
2,899	Linear Technology Corp.	$87
2,000	LSI Corp. (a)	12
3,855	Maxim Integrated Products, Inc.	100
13,207	Microchip Technology, Inc.	484
7,456	NVIDIA Corp. (a)	103
5,092	ON Semiconductor Corp. (a)	39
500	Silicon Laboratories, Inc. (a)	22
2,320	Skyworks Solutions, Inc. (a)	38
69,558	Texas Instruments, Inc.	2,025
3,296	Xilinx, Inc.	106
		14,203
	Soft Drinks — 3.24%
3,047	Coca-Cola Enterprises, Inc.	79
2,688	Dr. Pepper Snapple Group, Inc.	106
4,385	Hansen Natural Corp. (a)	404
212,693	PepsiCo, Inc.	14,112
264,245	The Coca-Cola Co.	18,489
		33,190
	Specialized Consumer Services — 0.01%
1,983	H&R Block, Inc.	32
400	Weight Watchers International, Inc.	22
		54
	Specialized Finance — 0.08%
3,500	CBOE Holdings, Inc.	90
4,517	InterContinental Exchange, Inc. (a)	544
2,454	Moody’s Corp.	83
1,600	MSCI, Inc., Class – A (a)	53
1,100	NYSE Euronext	29
300	The NASDAQ OMX Group, Inc. (a)	7
		806
	Specialized Real Estate Investment Trusts — 0.05%
1,161	Plum Creek Timber Co., Inc.	43
1,638	Public Storage	220
1,412	Rayonier, Inc.	63
1,942	Ventas, Inc.	107
1,676	Weyerhaeuser Co.	31
		464
	Specialty Chemicals — 1.33%
1,240	Albemarle Corp.	64
1,920	Celanese Corp., Series A	85
210,595	Ecolab, Inc.	12,174
4,956	International Flavors & Fragrances, Inc.	260
200	LyondellBasell Industries NV, Class – A	7
757	Rockwood Holdings, Inc. (a)	30
7,612	Sigma-Aldrich Corp.	475
5,649	The Sherwin-Williams Co.	504

Shares	Security Description	Value (000)
	Specialty Chemicals (continued)
200	The Valspar Corp.	$8
900	W.R. Grace & Co. (a)	41
		13,648
	Specialty Stores — 0.51%
5,941	Dick’s Sporting Goods, Inc.	219
1,365	PetSmart, Inc.	70
1,200	Sally Beauty Holdings, Inc. (a)	25
4,400	Signet Jewelers Ltd.	193
34,981	Staples, Inc.	486
59,410	Tiffany & Co.	3,937
969	Tractor Supply Co.	68
2,710	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	176
		5,174
	Steel — 0.02%
400	AK Steel Holding Corp.	3
1,239	Allegheny Technologies, Inc.	59
600	Carpenter Technology Corp.	31
1,751	Cliffs Natural Resources, Inc.	109
200	Reliance Steel & Aluminum Co.	10
33	Schnitzer Steel Industries, Inc., Class – A	2
2,200	Steel Dynamics, Inc.	29
		243
	Systems Software — 3.15%
1,066	Ariba, Inc. (a)	30
2,155	BMC Software, Inc. (a)	71
1,700	Fortinet, Inc. (a)	37
4,985	MICROS Systems, Inc. (a)	232
92,624	Microsoft Corp.	2,405
397,786	Oracle Corp.	10,203
333,577	Red Hat, Inc. (a)	13,774
1,600	Rovi Corp. (a)	39
9,157	Symantec Corp. (a)	143
64,059	VMware, Inc., Class – A (a)	5,329
		32,263
	Technology Distributors — 0.00%
300	Arrow Electronics, Inc. (a)	11
	Thrifts & Mortgage Finance — 0.00%
900	Hudson City Bancorp, Inc.	6
593	People’s United Financial, Inc.	7
		13
	Tires & Rubber — 0.00%
2,692	The Goodyear Tire & Rubber Co. (a)	38

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco — 0.87%
19,317	Altria Group, Inc.	$573
7,019	Lorillard, Inc.	800
95,762	Philip Morris International, Inc.	7,515
1,349	Reynolds American, Inc.	56
		8,944
	Trading Companies & Distributors — 0.17%
19,006	Fastenal Co.	829
2,784	MSC Industrial Direct Co., Inc., Class – A	199
3,486	W.W. Grainger, Inc.	653
231	WESCO International, Inc. (a)	12
		1,693
	Trucking — 0.02%
100	Con-way, Inc.	3
3,500	Hertz Global Holdings, Inc. (a)	41
1,128	J.B. Hunt Transport Services, Inc.	51
3,200	Landstar System, Inc.	153
		248
	Water Utilities — 0.00%
100	Aqua America, Inc.	2
	Wireless Telecommunication Services — 0.58%
94,444	American Tower Corp., Class – A	5,668
2,300	Clearwire Corp., Class – A (a)	4
3,527	Crown Castle International Corp. (a)	158
4,000	MetroPCS Communications, Inc. (a)	35
1,817	NII Holdings, Inc. (a)	39
1,308	SBA Communications Corp., Class – A (a)	56
		5,960
	Total Common Stocks	826,599
	Corporate Bonds — 1.06%
	Automobiles — 0.18%
$1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,852
	Capital Markets — 0.03%
300	Goldman Sachs Group, Inc., 6.25%, 9/1/17	314
	Consumer Finance — 0.17%
1,000	Morgan Stanley, Series F, MTN, 6.00%, 4/28/15	1,002
100	SLM Corp., MTN, 5.13%, 8/27/12	100
700	SLM Corp., Series A, MTN, 0.72%, 1/27/14 (b)	633
		1,735
	Diversified Financial Services — 0.22%
600	Citigroup, Inc., 8.50%, 5/22/19	706
200	Goldman Sachs Group, Inc., 0.89%, 1/12/15 (b)	177

Principal Amount (000)	Security Description	Value (000)
$500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	$490
200	Goldman Sachs Group, Inc., 1.02%, 3/22/16 (b)	173
100	JPMorgan Chase & Co., 4.40%, 7/22/20	102
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	101
500	Morgan Stanley, MTN, 7.30%, 5/13/19	509
		2,258
	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	110
	Health Care Providers & Services — 0.10%
992	Fresenius Medical Care Holdings, Inc., 1.95%, 3/31/13 (b)	984
	Insurance — 0.17%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	97
800	American International Group, Inc., 8.25%, 8/15/18	847
100	American International Group, Inc., MTN, 0.66%, 3/20/12 (b)	99
700	American International Group, Inc., MTN, 5.45%, 5/18/17	669
		1,712
	Thrifts & Mortgage Finance — 0.18%
1,900	SSIF Nevada LP, 1.30%, 4/14/14 (b)(c)	1,870
	Total Corporate Bonds	10,835
	Asset Backed Securities — 0.48%
549	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.64%, 6/25/34 (b)	390
482	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.37%, 5/25/37 (b)	362
324	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.38%, 6/25/47 (b)	313
217	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.39%, 5/25/36 (b)	213
1,800	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.38%, 5/16/16 (b)(c)	1,811
170	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.37%, 10/25/28 (b)	168
191	Harvest CLO, Series IX, Class A1, 2.23%, 3/29/17 (b)	240
378	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.35%, 5/25/37 (b)	320
62	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.35%, 6/25/37 (b)	61
264	SLM Student Loan Trust, Series 2005-4, Class A2, 0.50%, 4/26/21 (b)	261

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
$634	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	$705
41	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	46
	Total Asset Backed Securities	4,890
	Collateralized Mortgage Obligations — 3.15%
600	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.36%, 10/25/34 (b)	509
18	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.30%, 9/25/45 (b)	13
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	130
23	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.88%, 2/25/36 (b)	16
98	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.68%, 2/25/33 (b)	93
43	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.77%, 2/25/33 (b)	34
770	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.60%, 8/25/33 (b)	726
695	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.83%, 9/25/34 (b)	556
738	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 2.96%, 10/25/34 (b)	553
41	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.21%, 11/25/34 (b)	38
24	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.71%, 3/25/35 (b)	22
718	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.73%, 3/25/35 (b)	676
1,085	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.66%, 9/25/34 (b)	732
411	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.66%, 5/25/35 (b)	352
1,062	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.69%, 8/25/35 (b)	936
113	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.45%, 9/25/35 (b)	90
199	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.10%, 9/25/35 (b)	176

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$174	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	$169
1,040	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.50%, 5/25/35 (b)	548
35	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.57%, 2/25/37 (b)	17
407	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.50%, 7/25/46 (b)	219
33	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.40%, 2/25/37 (b)	19
40	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.48%, 9/25/46 (b)	18
33	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.49%, 7/20/46 (b)	11
89	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.58%, 4/25/35 (b)	49
945	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.52%, 5/25/35 (b)	538
652	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.59%, 2/20/36 (b)	442
746	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 1A1, 5.00%, 11/25/34	748
179	Fannie Mae Whole Loan, 6.00%, 7/25/44	199
654	Fannie Mae, Series 2006-82, Class F, 0.86%, 9/25/36 (b)	655
198	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.67%, 2/25/34 (b)	175
12	Freddie Mac, Series 2395, Class FT, 0.73%, 12/15/31 (b)	12
619	Freddie Mac, Series 3174, Class FM, 0.52%, 5/15/36 (b)	618
17	Freddie Mac, Series 3346, Class FA, 0.51%, 2/15/19 (b)	17
1,243	Freddie Mac, Series 3616, Class FG, 0.93%, 3/15/32 (b)	1,247
77	Government National Mortgage Association, Series 2000-14, Class F, 0.93%, 2/16/30 (b)	77
4,654	Government National Mortgage Association, Series 2005-16, Class FA, 0.53%, 2/20/35 (b)	4,668
4,597	Government National Mortgage Association, Series 2005-3, Class FC, 0.53%, 1/16/35 (b)	4,610
1,311	Government National Mortgage Association, Series 2008-6, Class FA, 0.77%, 2/20/38 (b)	1,316

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,752	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.51%, 6/25/45 (b)	$1,027
411	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.71%, 9/25/35 (b)	358
980	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.50%, 5/19/35 (b)	518
334	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.65%, 10/25/35 (b)	281
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	132
800	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.49%, 10/25/35 (b)	498
2,336	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.59%, 8/25/35 (b)	1,250
1,501	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.46%, 1/25/34 (b)	1,243
1,969	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.58%, 10/25/45 (b)	1,413
595	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.60%, 1/25/45 (b)	442
677	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.52%, 4/25/45 (b)	491
329	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.69%, 12/25/33 (b)	333
357	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.95%, 1/25/35 (b)	328
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.72%, 10/25/35 (b)	480
212	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.72%, 3/25/35 (b)	178
1,604	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.69%, 3/25/36 (b)	1,238
	Total Collateralized Mortgage Obligations	32,234
	Certificate of Deposit — 0.06%
700	Intesa Sanpaolo New York, 2.38%, 12/21/12	651
	Total Certificates of Deposit	651
	Global Bonds — 1.34%

Principal Amount (000)	Security Description	Value (000)
	Australia — 0.69%
$2,500	Australian Government Bond, 4.50%, 4/15/20 (d)	$2,721
3,600	Australian Government Bond, Series 128, 5.75%, 7/15/22 (d)	4,301
		7,022
	Ireland — 0.16%
1,300	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (d)	1,679
	Mexico — 0.20%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	2,057
	Netherlands — 0.05%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (d)	484
	United Kingdom — 0.24%
1,200	U.K. Treasury, 4.75%, 12/7/30 (d)	2,417
	Total Global Bonds	13,659
	Municipal Bonds — 0.19%
	California — 0.17%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,009
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	728
		1,737
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	231
	Total Municipal Bonds	1,968
	U.S. Government Agency Mortgages — 0.75%
352	Fannie Mae, Pool #735591, 2.32%, 10/1/35 (b)	372
27	Fannie Mae, Pool #796295, 4.50%, 12/1/34	29
14	Fannie Mae, Pool #889414, 6.00%, 11/1/37	16
28	Fannie Mae, Pool #935943, 4.50%, 9/1/40	29
468	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	494
353	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	372
1,573	Fannie Mae, Pool #AD7956, 4.50%, 7/1/40	1,675
795	Fannie Mae, Pool #AE0986, 4.50%, 1/1/41	847
789	Fannie Mae, Pool #AE2305, 4.50%, 8/1/40	840
796	Fannie Mae, Pool #AE3049, 4.50%, 9/1/40	848
67	Fannie Mae, Pool #AE9170, 4.50%, 11/1/40	72
852	Fannie Mae, Pool #AH0953, 4.50%, 12/1/40	907
283	Fannie Mae, Pool #AH3145, 4.50%, 2/1/41	301
17	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	18

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Mortgages (continued)
$198	Fannie Mae, Pool #AH4314, 4.50%, 2/1/41	$211
25	Fannie Mae, Pool #AH8596, 4.50%, 3/1/41	27
170	Fannie Mae, Pool #AI2634, 4.50%, 6/1/41	181
400	Fannie Mae, Pool #MA0585, 4.50%, 11/1/40	426
	Total U.S. Government Agency Mortgages	7,665
	U.S. Treasury Obligations — 9.76%
11	U.S. Treasury Bills, 0.01%, 1/19/12 (e)	11
5,825	U.S. Treasury Bills, 0.03%, 3/1/12 (e)(f)	5,825
1,650	U.S. Treasury Bills, 0.05%, 3/15/12 (e)	1,650
16,000	U.S. Treasury Bills, 0.03%, 3/22/12 (e)(f)	15,999
4,605	U.S. Treasury Bills, 0.03%, 3/29/12 (e)(f)	4,605
350	U.S. Treasury Bills, 0.03%, 4/5/12 (e)	350
11,300	U.S. Treasury Bills, 0.06%, 4/19/12 (e)(f)	11,299
6,700	U.S. Treasury Bills, 0.06%, 5/3/12 (e)	6,700
13,400	U.S. Treasury Bills, 0.04%, 5/17/12 (e)(f)	13,398
530	U.S. Treasury Bills, 0.02%, 6/7/12 (e)(f)	530
7,000	U.S. Treasury Bills, 0.04%, 6/14/12 (e)	6,998
10,800	U.S. Treasury Bills, 0.04%, 6/21/12 (e)	10,797
2,900	U.S. Treasury Bills, 0.05%, 6/28/12 (e)	2,899
6,500	U.S. Treasury Bills, 0.05%, 8/23/12 (e)	6,497
100	U.S. Treasury Bond, 5.25%, 2/15/29	138
100	U.S. Treasury Bond, 5.38%, 2/15/31	143
4,100	U.S. Treasury Note, 3.13%, 5/15/21 (f)	4,578
2,400	U.S. Treasury Note, 2.13%, 8/15/21	2,462
5,000	U.S. Treasury Note, 2.00%, 11/15/21	5,057
	Total U.S. Treasury Obligations	99,936
	Yankee Dollars — 1.02%
	Aerospace & Defense — 0.07%
720	Waha Aerospace BV, 3.93%, 7/28/20	739
	Commercial Banks — 0.33%
500	Banco Bradesco SA, 2.39%, 5/16/14 (b)(c)	491
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	1,006
200	Export-Import Bank of Korea, 5.88%, 1/14/15	214
200	Export-Import Bank of Korea, 4.13%, 9/9/15	205
200	Export-Import Bank of Korea, 5.13%, 6/29/20	209
1,300	Nordea Bank AB, 1.10%, 1/14/14 (b)(c)	1,259
		3,384
	Diversified Financial Services — 0.18%
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	1,077
400	Goldman Sachs Group, Inc., 1.88%, 2/4/13 (b)(d)	496
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	321
		1,894

Shares or Principal Amount (000)	Security Description	Value (000)
	Metals & Mining — 0.15%
$1,300	Vale Overseas Ltd., 6.88%, 11/10/39	$1,489
	Oil, Gas & Consumable Fuels — 0.06%
600	Petrobras International Finance Co., 5.88%, 3/1/18	657
	Real Estate Management & Development — 0.14%
1,300	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,384
	Sovereign — 0.09%
500	Republic of Korea, 5.75%, 4/16/14	542
300	Republic of Korea, 7.13%, 4/16/19	375
		917
	Total Yankee Dollars	10,464
	Time Deposit — 0.70%
7,136	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	7,136
	Total Time Deposit	7,136
	Mutual Funds — 0.70%
669,000	Alliance Money Market Fund Prime Portfolio, 0.10% (b)	669
6,544,156	SSgA U.S. Government Money Market, 0.00% (b)	6,544
	Total Mutual Funds	7,213
	Put Option Purchased — 0.00%
245	S&P 500 Future Expiring March, 2012 at $350	3
	Total Put Option Purchased	3
	Total Investments Before TBA Sale Commitments (cost $874,243) — 99.94%	1,023,253
	TBA Sale Commitment (g) — (0.62)%
(6,000)	Fannie Mae, 30 YR TBA, 4.50%, 1/25/42	(6,384)
	Total TBA Sale Commitment	(6,384)
	Other assets in excess of liabilities — 0.68%	6,994
	Net Assets — 100.00%	$1,023,863
(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2011.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

(g)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

ADR — American Depositary Receipt

MTN — Medium Term Note

NYS — New York Registered Shares

TBA — Security is subject to delayed delivery.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	PIMCO	Total
Common Stocks	27.36%	27.52%	25.85%	—	80.73%
Corporate Bonds	—	—	—	1.06%	1.06%
Asset Backed Securities	—	—	—	0.48%	0.48%
Collateralized Mortgage Obligations	—	—	—	3.15%	3.15%
Certificate of Deposit	—	—	—	0.06%	0.06%
Global Bonds	—	—	—	1.34%	1.34%
Municipal Bonds	—	—	—	0.19%	0.19%
U.S. Government Agency Mortgages	—	—	—	0.75%	0.75%
U.S. Treasury Obligations	—	0.01%	—	9.75%	9.76%
Yankee Dollars	—	—	—	1.02%	1.02%
Time Deposit	0.52%	—	0.18%	—	0.70%
Mutual Funds	—	0.07%	—	0.63%	0.70%
Put Options Purchased	—	—	—	0.00%	0.00%
Other Assets (Liabilities)	0.15%	0.02%	0.02%	-0.13%	0.06%
Total Net Assets	28.03%	27.62%	26.05%	18.30%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
7	NASDAQ 100 E-Mini Future	$318	Mar-12	$3
11	Russell 1000 Mini Future	760	Mar-12	20
309	S&P 500 E-Mini Future	19,353	Mar-12	491
538	S&P 500 Future	168,475	Mar-12	2,140
81	3 Month Euro Euribur Future	19,821	Mar-16	433
	Net Unrealized Appreciation/(Depreciation)			$3,087

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
432,218	Brazilian Real	Morgan Stanley	1/4/12	$241	$232	$(9)
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,655	55
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,833	33
3,857,750	Chinese Renminbi	JP Morgan Chase	4/7/16	650	614	(36)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,987	30
10,800	Chinese Renminbi	Citibank	6/1/12	2	2	—
198,000	Euro	Citibank	1/17/12	276	256	(20)
98,000	Euro	Barclays Bank	1/17/12	134	127	(7)
410,000	Euro	JP Morgan Chase	1/17/12	534	531	(3)
91,244,200	Indian Rupee	JP Morgan Chase	7/12/12	1,963	1,664	(299)
8,627,500	Indian Rupee	Deutsche Bank	7/12/12	170	157	(13)
224,900,000	Japanese Yen	Barclays Bank	1/13/12	2,927	2,923	(4)
2,113,969,000	Korean Won	Citibank	2/27/12	1,889	1,834	(55)
7,780	Malaysian Ringgit	JP Morgan Chase	4/23/12	2	2	—
1,014,650	Mexican Peso	Barclays Bank	3/15/12	72	72	—
28,470,000	Taiwan Dollar	JP Morgan Chase	1/11/12	1,000	941	(59)
	Total Currencies Purchased			$15,217	$14,830	$(387)
	Currencies Sold
7,206,000	Australian Dollar	JP Morgan Chase	2/23/12	$7,081	$7,324	$(243)
1,798,000	Australian Dollar	Barclays Bank	2/23/12	1,773	1,827	(54)
432,218	Brazilian Real	HSBC	1/4/12	225	232	(7)
432,218	Brazilian Real	Morgan Stanley	3/2/12	238	229	9
380,043	Brazilian Real	Barclays Bank	2/2/12	202	202	—
1,841,000	British Pound Sterling	JP Morgan Chase	3/12/12	2,887	2,856	31
10,000	Canadian Dollar	Barclays Bank	2/9/12	10	10	—
13,164,450	Chinese Renminbi	Deutsche Bank	2/1/13	2,041	2,086	(45)
6,265,000	Euro	JP Morgan Chase	1/17/12	8,518	8,108	410
103,164,840	Indian Rupee	Barclays Bank	7/12/12	1,873	1,882	(9)
225,162,000	Japanese Yen	Citibank	1/13/12	2,933	2,927	6
143,512,000	Japanese Yen	Barclays Bank	1/13/12	1,844	1,865	(21)
30,045,900	Mexican Peso	HSBC	3/15/12	2,215	2,142	73
8,871	Singapore Dollar	Citibank	2/10/12	7	7	—
28,066,500	Taiwan Dollar	Goldman Sachs	1/11/12	990	927	63
575,415	Taiwan Dollar	Barclays Bank	1/11/12	19	19	—
	Total Currencies Sold			$32,856	$32,643	$213
	Net Unrealized Appreciation/(Depreciation)					$(174)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,320)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	$(78)	$(5)	Sep-12	$73
	Net Unrealized Appreciation/(Depreciation)		$(78)	$(5)		$73

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Swap Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$1,200	$5	$(134)	11/2/20	0.00%	Receive	$(139)
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc, based on the Brazil Cetip Interbank Deposit Rate Index	2,735	(20)	83	1/2/14	11.89%	Receive	103
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc, based on the Brazil Cetip Interbank Deposit Rate Index	1,092	(3)	2	1/2/14	10.58%	Receive	5
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	16,400	—	—	9/21/21	4.00%	Receive	—
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,329	—	140	12/15/20	6.00%	Receive	140
Interest Rate Swap Agreement with Bank of America NA, Inc, based on the Brazil Cetip Interbank Deposit Rate Index	268	—	9	1/2/14	12.49%	Receive	9
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index	1,200	41	59	9/21/21	4.00%	Receive	18
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	1,600	62	79	9/21/21	4.00%	Receive	17
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index	11,100	1	—	12/21/31	4.00%	Receive	(1)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	9,500	56	(859)	12/15/18	3.00%	Receive	(915)
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	800	13	(190)	6/15/31	4.00%	Receive	(203)
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	2,454	(34)	228	12/15/21	5.75%	Receive	262
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	5,900	20	(411)	12/15/20	2.75%	Receive	(431)
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	2,950	40	112	1/2/14	11.99%	Receive	72
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	4,291	7	150	1/2/14	12.51%	Receive	143
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	1,073	2	7	1/2/14	10.83%	Receive	5
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index	164	617	826	9/21/21	4.00%	Receive	209
Receiver Swap Agreement with Morgan Stanley Capital Services, Inc, based on the London Interbank Offer Rate Index (a)	(111)	(2,299)	(2,730)	12/21/31	—	Receive	(431)
		$(1,492)	$(2,629)				$(1,137)
(a)	As of December 31, 2011, there is no rate in effect.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.25%
	Advertising — 0.80%
1,100	Arbitron, Inc.	$38
6,700	Digital Generation, Inc. (a)	80
89,484	Harte-Hanks, Inc.	813
1,000	MDC Partners, Inc., Class – A	14
2,300	National CineMedia, Inc.	29
400	ReachLocal, Inc. (a)	2
		976
	Aerospace & Defense — 2.71%
4,514	AAR Corp.	87
700	Aerovironment, Inc. (a)	22
1,300	Alliant Techsystems, Inc.	74
360	American Science & Engineering, Inc.	25
400	Astronics Corp. (a)	14
2,695	Ceradyne, Inc. (a)	72
1,980	Cubic Corp.	86
20,214	Curtiss-Wright Corp.	714
1,450	DigitalGlobe, Inc. (a)	25
4,656	Esterline Technologies Corp. (a)	261
8,306	Exelis, Inc.	75
1,700	GenCorp, Inc. (a)	9
1,700	HEICO Corp.	99
3,400	Hexcel Corp. (a)	82
21,704	Huntington Ingalls Industries, Inc. (a)	679
3,750	ITT Corp.	72
200	LMI Aerospace, Inc. (a)	4
4,003	Moog, Inc., Class – A (a)	176
978	National Presto Industries, Inc.	92
25,110	Orbital Sciences Corp. (a)	365
3,613	TASER International, Inc. (a)	18
400	Teledyne Technologies, Inc. (a)	22
4,134	Triumph Group, Inc.	242
		3,315
	Agricultural Products — 0.39%
100	Alico, Inc.	2
4,927	Corn Products International, Inc.	259
10,500	Darling International, Inc. (a)	140
2,892	Fresh Del Monte Produce, Inc.	72
300	Limoneira Co.	5
		478
	Air Freight & Logistics — 0.52%
14,845	Air Transport Services Group, Inc. (a)	70
2,000	Atlas Air Worldwide Holdings, Inc. (a)	77
1,200	Forward Air Corp.	38
8,447	Hub Group, Inc., Class – A (a)	274
100	Pacer International, Inc. (a)	1

Shares	Security Description	Value (000)
	Air Freight & Logistics (continued)
300	Park-Ohio Holdings Corp. (a)	$5
13,130	UTI Worldwide, Inc.	175
		640
	Airlines — 1.12%
3,041	Alaska Air Group, Inc. (a)	228
600	Allegiant Travel Co. (a)	32
11,700	Hawaiian Holdings, Inc. (a)	68
33,595	JetBlue Airways Corp. (a)	175
5,874	SkyWest, Inc.	74
200	Spirit Airlines, Inc. (a)	3
41,940	United Continental Holdings, Inc. (a)	791
		1,371
	Airport Services — 0.00%
400	Wesco Aircraft Holdings, Inc. (a)	6
	Alternative Carriers — 0.27%
2,500	8x8, Inc. (a)	8
949	AboveNet, Inc. (a)	62
100	Boingo Wireless, Inc. (a)	1
1,100	inContact, Inc. (a)	5
300	Iridium Communications, Inc. (a)	2
600	Lumos Networks Corp.	9
27,503	Premiere Global Services, Inc. (a)	233
1,400	Towerstream Corp. (a)	3
2,400	Vonage Holdings Corp. (a)	6
		329
	Aluminum — 0.02%
300	Kaiser Aluminum Corp.	14
900	Noranda Aluminum Holding Corp.	7
		21
	Apparel Retail — 1.37%
37,350	Aeropostale, Inc. (a)	570
2,100	Ann, Inc. (a)	52
2,600	Ascena Retail Group, Inc. (a)	77
500	Body Central Corp. (a)	12
26,368	Chico's FAS, Inc.	294
400	Destination Maternity Corp.	7
2,200	Express, Inc. (a)	44
200	Francesca's Holdings Corp. (a)	3
100	Genesco, Inc. (a)	6
1,100	Jos. A. Bank Clothiers, Inc. (a)	54
4,100	Rue21, Inc. (a)	88
3,035	Shoe Carnival, Inc. (a)	78
10,982	Stein Mart, Inc. (a)	75
4,093	The Buckle, Inc.	167
4,000	The Cato Corp., Class – A	97
600	The Finish Line, Inc., Class – A	12

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Apparel Retail (continued)
400	The Men's Wearhouse, Inc.	$13
900	Zumiez, Inc. (a)	25
		1,674
	Apparel, Accessories & Luxury Goods — 1.17%
1,700	Carter's, Inc. (a)	68
300	Cherokee, Inc.	4
300	Columbia Sportswear Co.	14
3,900	Delta Apparel, Inc. (a)	74
3,742	G-III Apparel Group Ltd. (a)	93
4,590	Hanesbrands, Inc. (a)	100
100	Kenneth Cole Productions, Inc., Class – A (a)	1
200	Liz Claiborne, Inc. (a)	2
5,000	Maidenform Brands, Inc. (a)	91
500	Oxford Industries, Inc.	23
50,708	The Jones Group, Inc.	535
1,400	The Warnaco Group, Inc. (a)	70
1,100	True Religion Apparel, Inc. (a)	38
4,060	Under Armour, Inc., Class – A (a)	291
800	Vera Bradley, Inc. (a)	26
		1,430
	Application Software — 2.42%
1,400	ACI Worldwide, Inc. (a)	40
1,300	Actuate Corp. (a)	8
2,830	Advent Software, Inc. (a)	69
900	American Software, Inc., Class – A	8
3,400	Aspen Technology, Inc. (a)	59
1,800	Blackbaud, Inc.	50
1,500	Bottomline Technologies, Inc. (a)	35
900	BroadSoft, Inc. (a)	27
1,200	Callidus Software, Inc. (a)	8
8,915	Compuware Corp. (a)	74
1,800	Concur Technologies, Inc. (a)	91
500	Convio, Inc. (a)	5
800	Deltek, Inc. (a)	8
300	Digimarc Corp. (a)	7
800	Ebix, Inc.	18
400	Ellie Mae, Inc. (a)	2
100	EPIQ Systems, Inc.	1
2,502	ePlus, Inc. (a)	71
2,870	Fair Isaac Corp.	103
600	Guidance Software, Inc. (a)	4
5,573	Informatica Corp. (a)	206
600	Interactive Intelligence Group (a)	14
2,456	JDA Software Group, Inc. (a)	80
1,100	Kenexa Corp. (a)	29
2,800	Magma Design Automation, Inc. (a)	20

Shares	Security Description	Value (000)
	Application Software (continued)
800	Manhattan Associates, Inc. (a)	$32
1,900	Mentor Graphics Corp. (a)	26
320	MicroStrategy, Inc., Class – A (a)	35
1,400	Monotype Imaging Holdings, Inc. (a)	22
1,400	Motricity, Inc. (a)	1
1,500	NetScout Systems, Inc. (a)	26
19,869	Parametric Technology Corp. (a)	363
700	Pegasystems, Inc.	21
800	PROS Holdings, Inc. (a)	12
204	QAD, Inc., Class – A	2
2,900	QLIK Technologies, Inc. (a)	70
4,498	Quest Software, Inc. (a)	84
1,200	RealPage, Inc. (a)	30
8,450	SolarWinds, Inc. (a)	236
3,363	SuccessFactors, Inc. (a)	134
1,100	Synchronoss Technologies, Inc. (a)	33
6,203	Taleo Corp., Class – A (a)	240
300	Tangoe, Inc. (a)	5
600	TeleNav, Inc. (a)	5
1,036	The Ultimate Software Group, Inc. (a)	67
5,167	TIBCO Software, Inc. (a)	123
27,711	TiVo, Inc. (a)	249
1,300	Tyler Technologies, Inc. (a)	39
900	Verint Systems, Inc. (a)	25
1,600	VirnetX Holding Corp. (a)	40
		2,957
	Asset Management & Custody Banks — 0.59%
1,300	Artio Global Investors, Inc.	6
5,509	Calamos Asset Management, Inc., Class – A	69
600	Cohen & Steers, Inc.	17
100	Diamond Hill Investment Group, Inc.	7
600	Epoch Holding Corp.	13
18,435	Fifth Street Finance Corp.	177
1,600	Financial Engines, Inc. (a)	36
200	GAMCO Investors, Inc., Class – A	9
100	ICG Group, Inc. (a)	1
3,548	Main Street Capital Corp.	75
100	Manning & Napier, Inc. (a)	1
300	Pzena Investment Management, Inc., Class – A	1
200	Virtus Investment Partners, Inc. (a)	15
11,323	Waddell & Reed Financial, Inc., Class – A	281
300	Westwood Holdings Group, Inc.	11
		719
	Auto Parts & Equipment — 0.72%
600	American Axle & Manufacturing Holdings, Inc. (a)	6
900	Amerigon, Inc. (a)	13

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Auto Parts & Equipment (continued)
3,628	Autoliv, Inc.	$194
5,550	Dana Holding Corp. (a)	67
400	Dorman Products, Inc. (a)	15
300	Drew Industries, Inc. (a)	7
800	Exide Technologies (a)	2
5,288	Federal-Mogul Corp. (a)	78
4,075	Gentex Corp.	121
15,234	Modine Manufacturing Co. (a)	144
3,674	Standard Motor Products, Inc.	74
1,100	Stoneridge, Inc. (a)	9
4,567	Superior Industries International, Inc.	76
2,500	Tenneco, Inc. (a)	74
200	Tower International, Inc. (a)	2
		882
	Automobile Manufacturers — 0.05%
2,000	Thor Industries, Inc.	55
1,200	Winnebago Industries, Inc. (a)	9
		64
	Automotive Retail — 0.23%
200	America's Car-Mart, Inc. (a)	8
1,443	Group 1 Automotive, Inc.	75
1,300	Monro Muffler Brake, Inc.	50
4,790	Sonic Automotive, Inc., Class – A	71
6,649	The Pep Boys – Manny, Moe & Jack	73
		277
	Biotechnology — 2.04%
2,100	Achillion Pharmaceuticals, Inc. (a)	16
1,600	Acorda Therapeutics, Inc. (a)	38
900	Affymax, Inc. (a)	6
3,900	Alkermes PLC (a)	68
3,300	Allos Therapeutics, Inc. (a)	5
1,500	Alnylam Pharmaceuticals, Inc. (a)	12
100	AMAG Pharmaceuticals, Inc. (a)	2
600	Amicus Therapeutics, Inc. (a)	2
400	Anacor Pharmaceuticals, Inc. (a)	2
700	Anthera Pharmaceuticals, Inc. (a)	4
400	Arena Pharmaceuticals, Inc.	1
5,300	ARIAD Pharmaceuticals, Inc. (a)	65
2,100	ArQule, Inc. (a)	12
1,000	Array BioPharma, Inc. (a)	2
42,615	Astex Pharmaceuticals, Inc. (a)	81
1,257	Aveo Phamaceuticals, Inc. (a)	22
4,600	AVI BioPharma, Inc. (a)	3
1,200	BioCryst Pharmaceuticals, Inc. (a)	3
3,254	BioMarin Pharmaceutical, Inc. (a)	112

Shares	Security Description	Value (000)
	Biotechnology (continued)
4,600	BioSante Pharmaceuticals, Inc. (a)	$2
200	BioSpecifics Technologies Corp. (a)	3
900	BioTime, Inc. (a)	5
5,900	Cell Therapeutics, Inc. (a)	7
300	Celldex Therapeutics, Inc. (a)	1
9,814	Cepheid, Inc. (a)	338
2,100	Chelsea Therapeutics International Ltd. (a)	11
900	Cleveland Biolabs, Inc. (a)	3
300	Clovis Oncology, Inc. (a)	4
1,000	Codexis, Inc. (a)	5
5,424	Cubist Pharmaceuticals, Inc. (a)	215
2,200	Curis, Inc. (a)	10
1,900	Cytori Therapeutics, Inc. (a)	4
1,000	DUSA Pharmaceuticals, Inc. (a)	4
4,100	Dyax Corp. (a)	6
6,300	Dynavax Technologies Corp. (a)	21
5,300	Emergent BioSolutions, Inc. (a)	89
100	Enzon Pharmaceuticals, Inc. (a)	1
1,600	Exact Sciences Corp. (a)	13
700	Genomic Health, Inc. (a)	18
1,100	Geron Corp. (a)	2
700	GTx, Inc. (a)	2
3,300	Halozyme Therapeutics, Inc. (a)	31
200	Horizon Pharma, Inc. (a)	1
600	Idenix Pharmaceuticals, Inc. (a)	4
2,200	ImmunoGen, Inc. (a)	25
2,700	Immunomedics, Inc. (a)	9
3,600	Incyte Corp. (a)	54
800	Infinity Pharmaceuticals, Inc. (a)	7
2,000	Inhibitex, Inc. (a)	22
1,000	InterMune, Inc. (a)	13
2,000	Ironwood Pharmaceuticals, Inc. (a)	24
4,000	Isis Pharmaceuticals, Inc. (a)	29
2,800	Keryx Biopharmaceuticals, Inc. (a)	7
2,800	Lexicon Pharmaceuticals, Inc. (a)	4
816	Ligand Pharmaceuticals, Inc., Class – B (a)	10
2,800	MannKind Corp. (a)	7
12,611	Maxygen, Inc. (a)	71
1,300	Medivation, Inc. (a)	60
1,100	Metabolix, Inc. (a)	5
1,900	Micromet, Inc. (a)	14
1,800	Momenta Pharmaceuticals, Inc. (a)	31
3,671	Myriad Genetics, Inc. (a)	77
1,900	Nabi Biopharmaceuticals (a)	4
21,995	Nanosphere, Inc. (a)	32
1,400	Neurocrine Biosciences, Inc. (a)	12

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
3,800	Novavax, Inc. (a)	$5
3,400	NPS Pharmaceuticals, Inc. (a)	22
700	Nymox Pharmaceutical Corp. (a)	6
400	OncoGenex Pharmaceutical, Inc. (a)	5
1,200	Oncothyreon, Inc. (a)	9
2,600	Onyx Pharmaceuticals, Inc. (a)	114
4,400	Opko Health, Inc. (a)	22
1,300	Orexigen Therapeutics, Inc. (a)	2
700	Osiris Therapeutics, Inc. (a)	4
16,300	PDL BioPharma, Inc.	101
2,300	Peregrine Pharmaceuticals, Inc. (a)	2
1,800	Pharmacyclics, Inc. (a)	27
1,400	PharmAthene, Inc. (a)	2
800	Progenics Pharmaceuticals, Inc. (a)	7
2,200	Rigel Pharmaceuticals, Inc. (a)	17
1,900	Sangamo BioSciences, Inc. (a)	5
2,000	Savient Pharmaceuticals, Inc. (a)	4
17,500	SciClone Pharmaceuticals, Inc. (a)	75
3,900	Seattle Genetics, Inc. (a)	65
1,300	SIGA Technologies, Inc. (a)	3
2,400	Spectrum Pharmaceuticals, Inc. (a)	35
1,200	Sunesis Pharmaceuticals, Inc. (a)	1
900	Synta Pharmaceuticals Corp. (a)	4
1,100	Targacept, Inc. (a)	6
2,300	Theravance, Inc. (a)	51
200	Transcept Pharmaceuticals, Inc. (a)	2
400	Trius Therapeutics, Inc. (a)	3
1,724	United Therapeutics Corp. (a)	81
1,200	Vanda Pharmaceuticals, Inc. (a)	6
3,000	Vical, Inc. (a)	13
2,700	Zalicus, Inc. (a)	3
2,400	ZIOPHARM Oncology, Inc. (a)	11
500	Zogenix, Inc. (a)	1
		2,487
	Brewers — 0.03%
329	The Boston Beer Co., Inc., Class – A (a)	36
	Broadcasting — 0.01%
1,100	Belo Corp., Class – A	7
2,000	Entravision Communications Corp., Class – A	3
100	Sinclair Broadcast Group, Inc., Class – A	1
		11
	Building Products — 1.69%
4,418	A.O. Smith Corp.	177
750	AAON, Inc.	16
700	Ameresco, Inc., Class – A (a)	10

Shares	Security Description	Value (000)
	Building Products (continued)
8,340	Apogee Enterprises, Inc.	$102
36,186	Fortune Brands Home & Security, Inc. (a)	616
65,747	Griffon Corp.	600
8,540	Lennox International, Inc.	288
4,630	Trex Co., Inc. (a)	106
4,093	Universal Forest Products, Inc.	127
2,000	USG Corp. (a)	20
		2,062
	Cable & Satellite — 0.01%
1,100	Knology, Inc. (a)	16
	Casinos & Gaming — 0.12%
1,300	Ameristar Casinos, Inc.	22
100	Churchill Downs, Inc.	5
200	Pinnacle Entertainment, Inc. (a)	2
1,400	Scientific Games Corp., Class – A (a)	14
1,800	Shuffle Master, Inc. (a)	21
4,190	WMS Industries, Inc. (a)	86
		150
	Catalog Retail — 0.05%
1,600	HSN, Inc.	58
1,300	ValueVision Media, Inc., Class – A (a)	2
		60
	Coal & Consumable Fuels — 0.31%
2,814	Alpha Natural Resources, Inc. (a)	57
700	Amyris, Inc. (a)	8
4,132	Cloud Peak Energy, Inc. (a)	80
4,731	CONSOL Energy, Inc.	174
100	Hallador Energy Co.	1
300	KiOR, Inc., Class – A (a)	3
3,400	Patriot Coal Corp. (a)	29
300	Solazyme, Inc. (a)	3
3,400	Ur-Energy, Inc. (a)	3
2,600	Uranerz Energy Corp. (a)	5
3,200	Uranium Energy Corp. (a)	10
3,700	Uranium Resources, Inc. (a)	3
		376
	Commercial Printing — 0.19%
1,200	Cenveo, Inc. (a)	4
400	Consolidated Graphics, Inc. (a)	19
5,400	Deluxe Corp.	123
5,333	Ennis, Inc.	71
1,000	InnerWorkings, Inc. (a)	9
100	Quad Graphics, Inc.	2
		228

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commodity Chemicals — 0.40%
1,800	Calgon Carbon Corp. (a)	$28
400	Hawkins, Inc.	15
3,047	Koppers Holdings, Inc.	105
7,584	Methanex Corp.	173
300	NL Industries, Inc.	4
8,800	STR Holdings, Inc. (a)	72
400	TPC Group, Inc. (a)	9
1,825	Westlake Chemical Corp.	74
800	Zagg, Inc. (a)	6
		486
	Communications Equipment — 1.43%
5,995	ADTRAN, Inc.	181
4,972	Anaren, Inc. (a)	83
18,108	Arris Group, Inc. (a)	196
11,903	Aruba Networks, Inc. (a)	220
2,580	Black Box Corp.	72
650	Blue Coat Systems, Inc. (a)	17
1,546	Calix, Inc. (a)	10
4,700	Communications Systems, Inc.	66
600	Dialogic, Inc. (a)	1
200	Digi International, Inc. (a)	2
1,000	Extreme Networks, Inc. (a)	3
3,650	Finisar Corp. (a)	61
600	Globecomm Systems, Inc. (a)	8
800	Harmonic, Inc. (a)	4
300	Infinera Corp. (a)	2
1,848	InterDigital, Inc.	80
1,600	Ixia (a)	17
9,150	JDS Uniphase Corp. (a)	95
41	Loral Space & Communications, Inc. (a)	3
400	Meru Networks, Inc. (a)	2
1,500	NETGEAR, Inc. (a)	50
400	NumereX Corp., Class – A (a)	3
4,727	Oplink Communications, Inc. (a)	78
500	Plantronics, Inc.	18
10,920	Polycom, Inc. (a)	178
1,360	Powerwave Technologies, Inc. (a)	3
600	Procera Networks, Inc. (a)	9
7,044	Riverbed Technology, Inc. (a)	166
500	SeaChange International, Inc. (a)	3
1,900	ShoreTel, Inc. (a)	12
700	Sonus Networks, Inc. (a)	2
100	Ubiquiti Networks, Inc. (a)	2
544	ViaSat, Inc. (a)	25
34,100	Westell Technologies, Inc., Class – A (a)	76
		1,748

Shares	Security Description	Value (000)
	Computer & Electronics Retail — 0.77%
5,000	hhgregg, Inc. (a)	$72
7,000	RadioShack Corp.	68
17,614	Rent-A-Center, Inc.	652
3,403	REX American Resources Corp. (a)	75
4,567	Systemax, Inc. (a)	75
		942
	Computer Hardware — 0.13%
12,410	Avid Technology, Inc. (a)	106
1,200	Silicon Graphics International Corp. (a)	14
900	Stratasys, Inc. (a)	27
1,100	Super Micro Computer, Inc. (a)	17
		164
	Computer Storage & Peripherals — 0.53%
100	Electronics for Imaging, Inc. (a)	1
1,200	Immersion Corp. (a)	6
2,200	Lexmark International, Inc., Class – A	73
100	Novatel Wireless, Inc. (a)	—
2,100	OCZ Technology Group, Inc. (a)	14
4,900	QLogic Corp. (a)	74
1,600	STEC, Inc. (a)	14
5,350	Synaptics, Inc. (a)	161
7,618	Western Digital Corp. (a)	236
5,100	Xyratex Ltd.	68
		647
	Construction & Engineering — 1.69%
3,600	AECOM Technology Corp. (a)	74
7,560	Chicago Bridge & Iron Co. NV – NYS	286
200	Dycom Industries, Inc. (a)	4
5,673	Foster Wheeler AG (a)	108
1,400	Furmanite Corp. (a)	9
2,566	Jacobs Engineering Group, Inc. (a)	104
3,166	Layne Christensen Co. (a)	77
9,682	MasTec, Inc. (a)	168
12,750	McDermott International, Inc. (a)	147
3,732	Michael Baker Corp. (a)	73
800	MYR Group, Inc. (a)	15
32,581	Pike Electric Corp. (a)	234
5,800	Primoris Services Corp.	87
12,237	Quanta Services, Inc. (a)	264
6,444	Sterling Construction Co., Inc. (a)	69
27,776	Tutor Perini Corp. (a)	343
		2,062
	Construction & Farm Machinery & Heavy Trucks — 1.18%
200	Accuride Corp. (a)	1
2,572	Alamo Group, Inc.	69
1,944	CNH Global N.V. – NYS (a)	70

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks (continued)
1,200	Commercial Vehicle Group, Inc. (a)	$11
400	Douglas Dynamics, Inc.	6
500	Lindsay Corp.	28
18,610	Meritor, Inc. (a)	99
4,636	Miller Industries, Inc.	73
885	NACCO Industries, Inc., Class – A	79
4,519	Navistar International Corp. (a)	171
3,500	Oshkosh Corp. (a)	75
500	Sauer-Danfoss, Inc. (a)	18
1,700	Titan International, Inc.	33
400	Twin Disc, Inc.	15
43,720	Wabash National Corp. (a)	343
3,185	WABCO Holdings, Inc. (a)	138
6,443	Westport Innovations, Inc. (a)	214
		1,443
	Construction Materials — 0.19%
9,140	Eagle Materials, Inc.	235
	Consumer Electronics — 0.21%
4,608	Harman International Industries, Inc.	175
200	Skullcandy, Inc. (a)	3
4,767	Universal Electronics, Inc. (a)	80
		258
	Consumer Finance — 0.52%
8,435	Advance America Cash Advance Centers, Inc.	75
1,958	Cash America International, Inc.	91
268	Credit Acceptance Corp. (a)	22
1,800	DFC Global Corp. (a)	33
6,461	EZCORP, Inc., Class – A (a)	170
1,300	First Cash Financial Services, Inc. (a)	46
600	Imperial Holdings, Inc. (a)	1
2,929	Nelnet, Inc., Class – A	72
1,200	Netspend Holdings, Inc. (a)	10
1,642	World Acceptance Corp. (a)	121
		641
	Data Processing & Outsourced Services — 1.26%
1,380	Alliance Data Systems Corp. (a)	143
1,750	Cardtronics, Inc. (a)	47
440	Cass Information Systems, Inc.	16
5,782	Convergys Corp. (a)	74
5,700	CoreLogic, Inc. (a)	74
5,569	CSG Systems International, Inc. (a)	82
1,546	DST Systems, Inc.	70
400	Echo Global Logistics, Inc. (a)	6
700	Exlservice Holdings, Inc. (a)	16
15,201	Global Cash Access Holdings, Inc. (a)	68

Shares	Security Description	Value (000)
	Data Processing & Outsourced Services (continued)
2,034	Global Payments, Inc.	$96
1,600	Heartland Payment Systems, Inc.	39
8,621	Jack Henry & Associates, Inc.	290
4,000	Lender Processing Services, Inc.	60
387	MoneyGram International, Inc. (a)	7
4,446	Syntel, Inc.	208
5,500	TeleTech Holdings, Inc. (a)	89
1,100	TNS, Inc. (a)	20
1,530	VeriFone Systems, Inc. (a)	54
1,549	Wright Express Corp. (a)	84
		1,543
	Department Stores — 0.06%
1,600	Dillard's, Inc., Class – A	72
	Distributors — 0.20%
100	Core-Mark Holding Co., Inc.	4
3,284	LKQ Corp. (a)	99
2,000	Pool Corp.	60
9,722	VOXX International Corp. (a)	82
		245
	Diversified Banks — 0.06%
4,439	Banco Latinoamericano de Comercio Exterior SA, Class – E	71
	Diversified Capital Markets — 0.01%
1,200	HFF, Inc., Class – A (a)	12
	Diversified Chemicals — 0.94%
15,005	Cabot Corp.	482
5,206	FMC Corp.	448
800	LSB Industries, Inc. (a)	23
5,637	Olin Corp.	111
4,700	Solutia, Inc. (a)	81
		1,145
	Diversified Metals & Mining — 0.12%
1,000	AMCOL International Corp.	27
2,700	General Moly, Inc. (a)	8
2,550	Globe Specialty Metals, Inc.	34
100	Horsehead Holding Corp. (a)	1
100	Materion Corp. (a)	3
600	Revett Minerals, Inc. (a)	3
3,014	RTI International Metals, Inc. (a)	70
300	SunCoke Energy, Inc. (a)	3
		149
	Diversified Real Estate Activities — 0.07%
4,116	Coresite Realty Corp.	73
600	Tejon Ranch Co. (a)	15
		88

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Real Estate Investment Trusts — 0.35%
1,200	American Assets Trust, Inc.	$25
16,954	CapLease, Inc.	68
3,660	Colonial Properties Trust	76
11,884	Cousins Properties, Inc.	76
200	Gladstone Commercial Corp.	4
600	Investors Real Estate Trust	4
1,495	PS Business Parks, Inc.	83
700	Washington Real Estate Investment Trust	19
7,547	Winthrop Realty Trust, Inc.	77
		432
	Diversified Support Services — 0.47%
300	EnerNOC, Inc. (a)	3
2,700	Healthcare Services Group, Inc.	48
1,200	Higher One Holdings, Inc. (a)	22
400	Intersections, Inc.	4
400	McGrath Rentcorp	12
400	Mobile Mini, Inc. (a)	7
800	PRGX Global, Inc. (a)	5
3,451	Ritchie Bros. Auctioneers, Inc.	76
200	TMS International Corp., Class – A (a)	2
6,178	UniFirst Corp.	350
2,563	Viad Corp.	45
		574
	Drug Retail — 0.00%
1,800	Rite Aid Corp. (a)	2
	Education Services — 0.78%
700	American Public Education, Inc. (a)	30
500	Archipelago Learning, Inc. (a)	5
4,200	Bridgepoint Education, Inc. (a)	97
2,756	Capella Education Co. (a)	99
2,140	DeVry, Inc.	82
3,135	Education Management Corp. (a)	88
1,150	Grand Canyon Education, Inc. (a)	18
1,400	ITT Educational Services, Inc. (a)	80
13,173	K12, Inc. (a)	236
9,500	Lincoln Educational Services Corp.	75
300	National American University Holdings, Inc.	2
500	Strayer Education, Inc.	49
6,700	Universal Technical Institute, Inc. (a)	86
		947
	Electric Utilities — 1.03%
1,791	ALLETE, Inc.	75
2,840	Avista Corp.	73
1,984	Cleco Corp.	76
5,810	El Paso Electric Co.	201

Shares	Security Description	Value (000)
	Electric Utilities (continued)
1,743	IDACORP, Inc.	$74
2,231	ITC Holdings Corp.	169
100	Otter Tail Corp.	2
17,535	Portland General Electric Co.	444
3,475	The Empire District Electric Co.	73
1,924	Unisource Energy Corp.	71
		1,258
	Electrical Components & Equipment — 2.69%
600	A123 Systems, Inc. (a)	1
1,737	Acuity Brands, Inc.	92
400	Analogic Corp.	23
600	Anixter International, Inc. (a)	36
13,252	Belden, Inc.	441
23,575	Brady Corp., Class – A	744
5,400	Chase Corp.	75
300	Coleman Cable, Inc. (a)	3
1,960	Encore Wire Corp.	51
28,673	EnerSys (a)	745
900	Franklin Electric Co., Inc.	39
4,000	FuelCell Energy, Inc. (a)	4
400	Generac Holdings, Inc. (a)	11
2,900	General Cable Corp. (a)	73
8,735	GrafTech International Ltd. (a)	119
2,475	Hubbell, Inc., Class – B	165
2,100	II-VI, Inc. (a)	39
1,296	Preformed Line Products Co.	77
400	Thermon Group Holdings, Inc. (a)	7
7,782	Thomas & Betts Corp. (a)	425
2,100	Valence Technology, Inc. (a)	2
800	Vicor Corp.	6
2,500	Woodward, Inc.	102
		3,280
	Electronic Components — 1.14%
800	Aeroflex Holding Corp. (a)	8
5,600	AVX Corp.	72
2,251	Dolby Laboratories, Inc., Class – A (a)	69
9,146	DTS, Inc. (a)	249
200	InvenSense, Inc. (a)	2
5,707	Littelfuse, Inc.	245
20,800	Power-One, Inc. (a)	81
14,467	Rogers Corp. (a)	533
1,600	Universal Display Corp. (a)	59
7,900	Vishay Intertechnology, Inc. (a)	71
		1,389

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment & Instruments — 0.75%
1,400	Cognex Corp.	$50
700	Coherent, Inc. (a)	37
300	Daktronics, Inc.	3
100	Electro Scientific Industries, Inc.	2
700	FARO Technologies, Inc. (a)	32
700	LeCroy Corp. (a)	6
3,700	Microvision, Inc. (a)	1
9,458	MTS Systems Corp.	385
7,154	National Instruments Corp.	186
5,870	Newport Corp. (a)	80
2,540	OSI Systems, Inc. (a)	124
500	Rofin-Sinar Technologies, Inc. (a)	11
		917
	Electronic Manufacturing Services — 0.67%
200	DDi Corp.	2
1,400	Echelon Corp. (a)	7
700	eMagin Corp. (a)	3
800	Fabrinet (a)	11
31,621	Flextronics International Ltd. (a)	179
8,447	Jabil Circuit, Inc.	166
1,100	Maxwell Technologies, Inc. (a)	18
600	Measurement Specialties, Inc. (a)	17
3,700	Multi-Fineline Electronix, Inc. (a)	76
3,890	Plexus Corp. (a)	106
1,700	Pulse Electronics Corp.	5
3,491	Trimble Navigation Ltd. (a)	151
7,071	TTM Technologies, Inc. (a)	77
100	Viasystems Group, Inc. (a)	2
100	Zygo Corp. (a)	2
		822
	Environmental & Facilities Services — 0.76%
600	ABM Industries, Inc.	12
1,000	Casella Waste Systems, Inc., Class – A (a)	6
7,616	Clean Harbors, Inc. (a)	485
700	EnergySolutions, Inc. (a)	2
700	Fuel Tech, Inc. (a)	5
200	Heritage-Crystal Clean, Inc. (a)	3
22,385	Metalico, Inc. (a)	74
5,079	Republic Services, Inc., Class – A	140
2,600	Rollins, Inc.	58
600	Standard Parking Corp. (a)	11
3,400	Swisher Hygiene, Inc. (a)	13
800	Team, Inc. (a)	—
4,530	Tetra Tech, Inc. (a)	98
700	TRC Cos., Inc. (a)	4

Shares	Security Description	Value (000)
	Environmental & Facilities Services (continued)
700	US Ecology, Inc.	$13
		924
	Fertilizers & Agricultural Chemicals — 0.00%
200	American Vanguard Corp.	3
	Food Distributors — 0.19%
300	Chefs' Warehouse Holdings LLC (a)	5
2,499	Nash Finch Co.	73
3,961	Spartan Stores, Inc.	73
1,940	United Natural Foods, Inc. (a)	78
		229
	Food Retail — 0.36%
50	Arden Group, Inc., Class – A	5
1,600	Casey's General Stores, Inc.	82
4,814	Ingles Markets, Inc., Class – A	72
1,100	Ruddick Corp.	47
1,695	The Andersons, Inc.	74
4,106	The Fresh Market, Inc. (a)	164
100	The Pantry, Inc. (a)	1
		445
	Footwear — 1.29%
3,700	Crocs, Inc. (a)	55
5,228	Deckers Outdoor Corp. (a)	395
4,327	Iconix Brand Group, Inc. (a)	70
53,300	Skechers USA, Inc., Class – A (a)	646
1,587	Steven Madden Ltd. (a)	55
10,019	Wolverine World Wide, Inc.	357
		1,578
	Forest Products — 0.02%
443	Deltic Timber Corp.	27
	Gas Utilities — 0.45%
1,674	Chesapeake Utilities Corp.	73
200	South Jersey Industries, Inc.	11
1,775	Southwest Gas Corp.	76
1,780	The Laclede Group, Inc.	72
10,655	UGI Corp.	313
		545
	General Merchandise Stores — 0.40%
200	99 Cents Only Stores (a)	4
4,044	Dollar Tree, Inc. (a)	336
9,510	Fred's, Inc., Class – A	139
300	Gordmans Stores, Inc. (a)	4
		483
	Gold — 0.11%
3,070	Agnico-Eagle Mines Ltd.	112
3,200	Midway Gold Corp. (a)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gold (continued)
4,200	U.S. Gold Corp. (a)	$14
700	Vista Gold Corp. (a)	2
		135
	Health Care Distributors — 0.64%
200	Chindex International, Inc. (a)	2
3,677	MWI Veterinary Supply, Inc. (a)	244
17,393	Owens & Minor, Inc.	483
2,300	PSS World Medical, Inc. (a)	56
		785
	Health Care Equipment — 2.37%
900	Abaxis, Inc. (a)	25
1,300	ABIOMED, Inc. (a)	24
2,215	Accuray, Inc. (a)	9
1,100	ArthroCare Corp. (a)	35
600	AtriCure, Inc. (a)	7
500	Cardiovascular Systems, Inc. (a)	5
1,300	Conceptus, Inc. (a)	16
4,405	CONMED Corp. (a)	113
16,021	CryoLife, Inc. (a)	77
1,200	Cyberonics, Inc. (a)	40
1,800	Delcath Systems, Inc. (a)	5
34,277	DexCom, Inc. (a)	319
300	Dynavox, Inc., Class – A (a)	1
200	Exactech, Inc. (a)	3
2,614	Gen-Probe, Inc. (a)	155
3,449	Greatbatch, Inc. (a)	76
1,800	Hansen Medical, Inc. (a)	5
500	HeartWare International, Inc. (a)	34
5,768	Hill-Rom Holdings, Inc.	194
2,401	IDEXX Laboratories, Inc. (a)	185
27,264	Insulet Corp. (a)	513
800	Integra LifeSciences Holdings Corp. (a)	25
100	Invacare Corp.	2
700	IRIS International, Inc. (a)	7
300	Kensey Nash Corp.	6
3,210	MAKO Surgical Corp. (a)	81
2,100	Masimo Corp. (a)	39
600	Natus Medical, Inc. (a)	6
3,600	Neoprobe Corp. (a)	9
1,600	NuVasive, Inc. (a)	20
1,800	NxStage Medical, Inc. (a)	32
700	Orthofix International NV (a)	25
600	Rockwell Medical Technologies, Inc. (a)	5
3,887	Sirona Dental Systems, Inc. (a)	171
600	SonoSite, Inc. (a)	32
2,000	Stereotaxis, Inc. (a)	2

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
2,400	STERIS Corp.	$72
400	Symmetry Medical, Inc. (a)	3
19,854	Syneron Medical Ltd. (a)	220
500	Synovis Life Technologies, Inc. (a)	14
400	Tornier NV (a)	7
700	Uroplasty, Inc. (a)	3
2,100	Volcano Corp. (a)	50
100	Young Innovations, Inc.	3
200	Zeltiq Aesthetics, Inc. (a)	2
3,449	Zoll Medical Corp. (a)	218
		2,895
	Health Care Facilities — 1.43%
2,771	AmSurg Corp. (a)	72
400	Capital Senior Living Corp. (a)	3
1,200	Emeritus Corp. (a)	21
24,800	Five Star Quality Care, Inc. (a)	74
700	Hanger Orthopedic Group, Inc. (a)	13
3,400	HCA Holdings, Inc. (a)	75
10,200	Health Management Associates, Inc., Class – A (a)	75
4,438	HealthSouth Corp. (a)	79
10,503	LifePoint Hospitals, Inc. (a)	390
1,731	National Healthcare Corp.	73
1,200	Radnet, Inc. (a)	3
8,754	Select Medical Holdings Corp. (a)	74
1,700	Sunrise Senior Living, Inc. (a)	11
15,900	Tenet Healthcare Corp. (a)	82
3,600	The Ensign Group, Inc.	88
500	U.S. Physical Therapy, Inc.	10
500	Vanguard Health Systems, Inc. (a)	5
30,500	VCA Antech, Inc. (a)	602
		1,750
	Health Care Services — 1.29%
9,819	Accretive Health, Inc. (a)	226
453	Air Methods Corp. (a)	38
1,100	Alliance HealthCare Services, Inc. (a)	1
4,800	Almost Family, Inc. (a)	80
700	AMN Healthcare Services, Inc. (a)	3
1,000	Bio-Reference Laboratories, Inc. (a)	16
1,200	BioScrip, Inc. (a)	7
300	CardioNet, Inc. (a)	1
4,736	Catalyst Health Solutions, Inc. (a)	246
850	Chemed Corp.	44
249	CorVel Corp. (a)	13
1,100	ExamWorks Group, Inc. (a)	10
10,479	HMS Holdings Corp. (a)	335
700	IPC The Hospitalist Co., Inc. (a)	32

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Services (continued)
400	Landauer, Inc.	$21
5,574	LHC Group, Inc. (a)	72
2,976	Lincare Holdings, Inc.	76
3,275	MEDNAX, Inc. (a)	236
1,300	MedQuist Holdings, Inc. (a)	12
100	National Research Corp.	4
5,378	Providence Service Corp. (a)	74
1,100	Team Health Holdings, Inc. (a)	24
		1,571
	Health Care Supplies — 0.97%
2,500	Align Technology, Inc. (a)	59
300	Alimera Sciences, Inc. (a)	—
3,900	Antares Pharma, Inc. (a)	9
66	Atrion Corp.	16
900	Bacterian International Holdings, Inc. (a)	3
1,600	Cerus Corp. (a)	4
2,000	Endologix, Inc. (a)	23
1,048	Haemonetics Corp. (a)	64
100	ICU Medical, Inc. (a)	5
14,164	Medical Action Industries, Inc. (a)	74
1,600	Meridian Bioscience, Inc.	30
1,680	Merit Medical Systems, Inc. (a)	22
4,566	Neogen Corp. (a)	140
1,900	OraSure Technologies, Inc. (a)	17
1,100	Quidel Corp. (a)	17
1,500	STAAR Surgical Co. (a)	16
900	Synergetics USA, Inc. (a)	7
8,804	The Cooper Cos., Inc.	621
1,400	The Spectranetics Corp. (a)	10
2,400	Unilife Corp. (a)	7
700	Vascular Solutions, Inc. (a)	8
800	West Pharmaceutical Services, Inc.	30
		1,182
	Health Care Technology — 0.35%
5,354	athenahealth, Inc. (a)	263
444	Computer Programs & Systems, Inc.	23
200	ePocrates, Inc. (a)	2
800	HealthStream, Inc. (a)	15
1,700	MedAssets, Inc. (a)	16
800	Medidata Solutions, Inc. (a)	17
2,100	Merge Healthcare, Inc. (a)	10
600	Omnicell, Inc. (a)	10
1,580	Quality Systems, Inc.	58
400	Transcend Services, Inc. (a)	9
		423

Shares	Security Description	Value (000)
	Heavy Electrical Equipment — 0.04%
3,200	Active Power, Inc. (a)	$2
500	AZZ, Inc.	23
1,000	Broadwind Energy, Inc. (a)	1
10,000	Capstone Turbine Corp. (a)	12
300	Global Power Equipment Group, Inc. (a)	7
100	PowerSecure International, Inc. (a)	—
3,638	Satcon Technology Corp. (a)	2
		47
	Home Entertainment Software — 0.05%
1,700	Glu Mobile, Inc. (a)	5
1,600	RealD, Inc. (a)	13
500	SRS Labs, Inc. (a)	3
3,000	Take-Two Interactive Software, Inc. (a)	41
		62
	Home Furnishings — 0.26%
400	Ethan Allen Interiors, Inc.	10
176,399	Sealy Corp. (a)	303
		313
	Home Improvement Retail — 0.01%
900	Lumber Liquidators Holdings, Inc. (a)	16
	Homefurnishing Retail — 0.12%
500	Cost Plus, Inc. (a)	5
6,000	Kirkland's, Inc. (a)	80
100	Mattress Firm Holding Corp. (a)	2
1,300	Pier 1 Imports, Inc. (a)	18
2,000	Select Comfort Corp. (a)	43
		148
	Hotels, Resorts & Cruise Lines — 0.02%
200	Ambassadors Group, Inc.	1
1,600	Interval Leisure Group, Inc. (a)	22
300	Morgans Hotel Group Co. (a)	1
		24
	Household Appliances — 0.23%
2,434	Helen of Troy Ltd. (a)	74
1,000	iRobot Corp. (a)	30
3,492	Snap-on, Inc.	177
		281
	Household Products — 0.03%
500	Spectrum Brands Holdings, Inc. (a)	14
700	WD-40 Co.	28
		42
	Housewares & Specialties — 0.34%
4,441	American Greetings Corp., Class – A	55
3,756	CSS Industries, Inc.	75
5,905	Lifetime Brands, Inc.	72

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Housewares & Specialties (continued)
3,903	Tupperware Brands Corp.	$218
		420
	Human Resource & Employment Services — 0.24%
3,726	Barrett Business Services, Inc.	74
100	CDI Corp.	2
200	GP Strategies Corp. (a)	3
100	Heidrick & Struggles International, Inc.	2
900	Insperity, Inc.	23
5,390	Kelly Services, Inc., Class – A	74
1,300	Kforce, Inc. (a)	16
4,873	Korn/Ferry International (a)	83
200	On Assignment, Inc. (a)	2
1,100	TrueBlue, Inc. (a)	15
		294
	Hypermarkets & Super Centers — 0.04%
700	PriceSmart, Inc.	49
	Independent Power Producers & Energy Traders — 0.01%
400	Atlantic Power Corp.	6
500	Genie Energy Ltd., Class – B	4
		10
	Industrial Conglomerates — 0.31%
2,378	Carlisle Cos., Inc.	105
12,456	Kimball International, Inc., Class – B	63
800	Libbey, Inc. (a)	10
740	Raven Industries, Inc.	46
35	Seaboard Corp.	71
2,242	Standex International Corp.	77
		372
	Industrial Machinery — 2.93%
1,700	3D Systems Corp. (a)	24
400	Actuant Corp., Class – A	9
200	Albany International Corp., Class – A	5
6,773	Altra Holdings, Inc. (a)	128
3,543	Ampco-Pittsburgh Corp.	69
500	Badger Meter, Inc.	15
1,900	Blount International, Inc. (a)	28
4,680	Briggs & Stratton Corp.	72
1,200	Chart Industries, Inc. (a)	65
14,749	CIRCOR International, Inc.	521
2,000	CLARCOR, Inc.	100
1,000	Colfax Corp. (a)	28
600	Columbus McKinnon Corp. (a)	8
500	Dynamic Materials Corp.	10
400	ENPRO Industries, Inc. (a)	13

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
300	ESCO Technologies, Inc.	$9
1,700	Flow International Corp. (a)	6
400	Graham Corp.	9
21,044	Harsco Corp.	433
3,786	IDEX Corp.	141
5,800	John Bean Technologies Corp.	89
100	Kadant, Inc. (a)	2
4,200	Kaydon Corp.	128
5,229	Kennametal, Inc.	191
6,715	Lincoln Electric Holdings, Inc.	263
200	Mueller Industries, Inc.	8
91,696	Mueller Water Products, Inc., Class – A	224
700	NN, Inc. (a)	4
100	Omega Flex, Inc. (a)	1
3,660	Pall Corp.	209
1,543	Pentair, Inc.	51
700	PMFG, Inc. (a)	14
700	RBC Bearings, Inc. (a)	29
5,192	Robbins & Myers, Inc.	252
850	Sun Hydraulics Corp.	20
800	Tennant Co.	31
625	The Gorman-Rupp Co.	17
749	The Middleby Corp. (a)	70
1,000	TriMas Corp. (a)	18
2,847	Valmont Industries, Inc.	258
100	Watts Water Technologies, Inc., Class – A	3
400	Xerium Technologies, Inc. (a)	3
		3,578
	Industrial Real Estate Investment Trusts — 0.16%
900	DuPont Fabros Technology, Inc.	22
2,161	EastGroup Properties, Inc.	94
7,775	First Industrial Realty Trust, Inc. (a)	79
		195
	Insurance Brokers — 0.38%
13,721	Arthur J. Gallagher & Co.	459
1,000	Crawford & Co., Class – B	6
		465
	Integrated Oil & Gas — 0.23%
5,478	Interoil Corp. (a)	280
	Integrated Telecommunication Services — 0.05%
400	Alaska Communications Systems Group, Inc.	1
100	Atlantic Tele-Network, Inc.	4
1,100	Cbeyond, Inc. (a)	9
2,400	Cincinnati Bell, Inc. (a)	7
800	Consolidated Communications Holdings, Inc.	15
1,700	General Communication, Inc., Class – A (a)	17

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Telecommunication Services (continued)
500	HickoryTech Corp.	$5
500	IDT Corp., Class – B	5
		63
	Internet Retail — 0.07%
500	Blue Nile, Inc. (a)	21
200	Geeknet, Inc. (a)	4
1,100	NutriSystem, Inc.	14
600	Overstock.com, Inc. (a)	5
1,000	PetMed Express, Inc.	10
1,195	Shutterfly, Inc. (a)	27
500	U.S. Auto Parts Network, Inc. (a)	2
		83
	Internet Software & Services — 1.98%
5,753	Ancestry.com, Inc. (a)	132
200	Angie's List, Inc. (a)	3
700	Bankrate, Inc. (a)	15
200	Carbonite, Inc. (a)	2
19,657	Cogent Communications Group, Inc. (a)	332
4,673	comScore, Inc. (a)	99
4,360	Constant Contact, Inc. (a)	101
500	Cornerstone OnDemand, Inc. (a)	9
5,820	DealerTrack Holdings, Inc. (a)	159
200	Demand Media, Inc. (a)	1
1,900	Dice Holdings, Inc. (a)	16
10,837	Digital River, Inc. (a)	163
11,506	EarthLink, Inc.	74
800	Envestnet, Inc. (a)	10
14,276	Global Sources Ltd. (a)	69
7,169	InfoSpace, Inc. (a)	79
1,800	Internap Network Services Corp. (a)	11
3,700	Intralinks Holdings, Inc. (a)	23
4,600	j2 Global, Inc.	129
600	Keynote Systems, Inc.	12
2,300	Limelight Networks, Inc. (a)	7
800	Liquidity Services, Inc. (a)	30
2,100	LivePerson, Inc. (a)	26
800	LogMeln, Inc. (a)	31
700	LoopNet, Inc. (a)	13
400	Marchex, Inc., Class – B	2
11,360	Monster Worldwide, Inc. (a)	90
1,625	Move, Inc. (a)	10
2,600	NIC, Inc.	35
944	OpenTable, Inc. (a)	37
1,000	Openwave Systems, Inc. (a)	2
600	Perficient, Inc. (a)	6
300	Quepasa Corp. (a)	1

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
26,650	QuinStreet, Inc. (a)	$249
400	Responsys, Inc. (a)	4
1,000	RightNow Technologies, Inc. (a)	43
300	S1 Corp. (a)	3
1,200	Saba Software, Inc. (a)	9
500	SciQuest, Inc. (a)	7
300	SPS Commerce, Inc. (a)	8
400	Stamps.com, Inc. (a)	10
1,200	Support.com, Inc. (a)	3
400	TechTarget (a)	2
500	The Active Network, Inc. (a)	7
200	Travelzoo, Inc. (a)	5
13,710	United Online, Inc.	75
3,201	ValueClick, Inc. (a)	52
2,830	VeriSign, Inc.	101
700	Vocus, Inc. (a)	15
1,200	Web.com Group, Inc. (a)	14
700	XO Group, Inc. (a)	6
27,200	Zix Corp. (a)	77
		2,419
	Investment Banking & Brokerage — 0.79%
3,000	BGC Partners, Inc., Class – A	18
1,300	Duff & Phelps Corp., Class – A	19
900	Evercore Partners, Inc., Class – A	24
7,046	FXCM, Inc., Class – A	69
11,000	Jefferies Group, Inc.	151
13,986	KKR Financial Holdings LLC	122
3,800	Ladenburg Thalmann Financial Services, Inc. (a)	9
4,484	Oppenheimer Holdings, Inc., Class – A	72
6,325	Raymond James Financial, Inc.	196
9,059	Stifel Financial Corp. (a)	290
		970
	IT Consulting & Other Services — 0.93%
5,819	Acxiom Corp. (a)	71
12,882	Amdocs Ltd. (a)	367
4,285	Booz Allen Hamilton Holding Corp. (a)	74
1,370	CACI International, Inc., Class – A (a)	77
400	Computer Task Group, Inc. (a)	6
6,500	Dynamics Research Corp. (a)	74
600	Forrester Research, Inc. (a)	20
1,250	iGATE Corp. (a)	20
2,500	Lionbridge Technologies, Inc. (a)	6
2,225	ManTech International Corp., Class – A	69
1,400	MAXIMUS, Inc.	58
5,700	NCI, Inc., Class – A (a)	66
4,400	Sapient Corp.	55
400	ServiceSource International, Inc. (a)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Consulting & Other Services (continued)
21,000	The Hackett Group, Inc. (a)	$79
4,031	Unisys Corp. (a)	79
600	Virtusa Corp. (a)	9
		1,136
	Leisure Facilities — 0.23%
1,600	Life Time Fitness, Inc. (a)	75
1,700	Six Flags Entertainment Corp.	70
5,387	Speedway Motorsports, Inc.	83
300	Town Sports International Holdings, Inc. (a)	2
1,142	Vail Resorts, Inc.	48
		278
	Leisure Products — 0.29%
3,700	Brunswick Corp.	67
18,009	JAKKS Pacific, Inc.	254
400	Marine Products Corp. (a)	2
800	Smith & Wesson Holding Corp. (a)	3
800	Sturm, Ruger & Co., Inc.	27
		353
	Life & Health Insurance — 2.08%
42,987	American Equity Investment Life Holding Co.	447
39,911	CNO Financial Group, Inc. (a)	252
17,787	Delphi Financial Group, Inc., Class – A	788
2,104	FBL Financial Group, Inc., Class – A	72
533	National Western Life Insurance Co., Class – A	72
30,181	Primerica, Inc.	701
6,143	Protective Life Corp.	139
7,917	Symetra Financial Corp.	72
		2,543
	Life Sciences Tools & Services — 1.04%
18,461	Affymetrix, Inc. (a)	76
300	BG Medicine, Inc. (a)	1
800	Bio-Rad Laboratories, Inc., Class – A (a)	77
17,629	Bruker Corp. (a)	219
400	Complete Genomics, Inc. (a)	1
100	Enzo Biochem, Inc. (a)	—
16,600	eResearchTechnology, Inc. (a)	78
5,100	Exelixis, Inc. (a)	24
300	Fluidigm Corp. (a)	4
17,400	Harvard Bioscience, Inc. (a)	67
3,710	Illumina, Inc. (a)	113
9,325	Luminex Corp. (a)	198
5,400	MEDTOX Scientific, Inc. (a)	76
300	Pacific Biosciences of California, Inc. (a)	1
5,957	PAREXEL International Corp. (a)	124
3,900	PerkinElmer, Inc.	78

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
8,447	QIAGEN NV (a)	$117
2,800	Sequenom, Inc. (a)	12
		1,266
	Managed Health Care — 0.50%
1,300	Centene Corp. (a)	51
1,500	HealthSpring, Inc. (a)	82
1,514	Magellan Health Services, Inc. (a)	75
10,873	Metropolitan Health Networks, Inc. (a)	81
4,147	Molina Heathcare, Inc. (a)	93
3,551	Triple-S Management Corp., Class – B (a)	71
5,635	Universal American Corp.	72
1,700	WellCare Health Plans, Inc. (a)	89
		614
	Marine — 0.35%
5,781	Alexander & Baldwin, Inc.	236
3,681	International Shipholding Corp.	69
1,941	Kirby Corp. (a)	128
		433
	Marine Ports & Services — 0.07%
5,219	CAI International, Inc. (a)	81
	Metal & Glass Containers — 0.78%
200	AEP Industries, Inc. (a)	6
5,205	AptarGroup, Inc.	271
20,038	Crown Holdings, Inc. (a)	673
		950
	Mortgage Real Estate Investment Trusts — 0.43%
5,541	Capstead Mortgage Corp.	69
47,861	Chimera Investment Corp.	120
7,548	Dynex Capital, Inc.	69
4,000	Newcastle Investment Corp.	19
17,537	Redwood Trust, Inc.	178
3,266	Walter Investment Management Corp.	67
		522
	Movies & Entertainment — 0.29%
5,200	AOL, Inc. (a)	78
3,400	Cinemark Holdings, Inc.	63
23,990	Lions Gate Entertainment Corp. (a)	200
400	Rentrak Corp. (a)	6
900	World Wrestling Entertainment, Inc., Class – A	8
		355
	Multi-line Insurance — 0.38%
9,480	American Financial Group, Inc.	350
4,330	HCC Insurance Holdings, Inc.	119
		469

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities — 0.51%
5,439	Black Hills Corp.	$183
2,114	NorthWestern Corp.	76
16,118	PNM Resources, Inc.	294
2,500	Vectren Corp.	75
		628
	Office Real Estate Investment Trusts — 0.82%
3,500	Alexandria Real Estate Equities, Inc.	241
8,300	Brandywine Realty Trust	79
4,300	CommonWealth REIT	72
9,086	Corporate Office Properties Trust	193
4,000	Douglas Emmett, Inc.	73
2,200	Highwoods Properties, Inc.	65
1,200	Kilroy Realty Corp.	46
9,807	Lexington Realty Trust	73
9,173	Mission West Properties, Inc.	83
7,409	Parkway Properties, Inc.	73
		998
	Office Services & Supplies — 0.57%
400	A.T. Cross Co., Class – A (a)	5
61,667	American Reprographics Co. (a)	283
8,044	Herman Miller, Inc.	148
1,800	HNI Corp.	47
2,100	Interface, Inc., Class – A	24
1,900	Knoll, Inc.	28
1,100	Mine Safety Appliances Co.	37
400	Steelcase, Inc., Class – A	3
4,987	Sykes Enterprises, Inc. (a)	78
1,194	United Stationers, Inc.	39
		692
	Oil & Gas Drilling — 0.82%
9,213	Atwood Oceanics, Inc. (a)	366
3,333	Noble Corp.	101
11,031	Parker Drilling Co. (a)	79
1,945	Pioneer Drilling Co. (a)	19
9,394	Unit Corp. (a)	436
		1,001
	Oil & Gas Equipment & Services — 1.60%
1,000	Basic Energy Services, Inc. (a)	20
300	C&J Energy Services, Inc. (a)	6
2,400	Cal Dive International, Inc. (a)	5
7,186	Complete Production Services, Inc. (a)	241
1,918	Core Laboratories NV	218
100	Dawson Geophysical Co. (a)	4
5,991	Dril-Quip, Inc. (a)	394
400	Geokinetics, Inc. (a)	1

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services (continued)
700	Global Geophysical Services, Inc. (a)	$5
100	Gulf Island Fabrication, Inc.	3
200	GulfMark Offshore, Inc., Class – A (a)	8
5,400	ION Geophysical Corp. (a)	33
4,500	Key Energy Services, Inc. (a)	70
1,243	Lufkin Industries, Inc.	84
8,537	Matrix Service Co. (a)	81
3,700	Mitcham Industries, Inc. (a)	81
4,972	Natural Gas Services Group, Inc. (a)	72
8,825	Newpark Resources, Inc. (a)	84
159	OYO Geospace Corp. (a)	12
200	RigNet, Inc. (a)	3
4,100	RPC, Inc.	75
834	SEACOR Holdings, Inc. (a)	74
12,661	Superior Energy Services, Inc. (a)	360
1,000	Tesco Corp. (a)	13
300	TETRA Technologies, Inc. (a)	3
300	Willbros Group, Inc. (a)	1
		1,951
	Oil & Gas Exploration & Production — 2.51%
32,890	Abraxas Petroleum Corp. (a)	109
366	Apco Oil & Gas International, Inc.	30
800	Approach Resources, Inc. (a)	24
1,800	ATP Oil & Gas Corp. (a)	13
4,100	Berry Petroleum Co., Class – A	172
6,533	Bill Barrett Corp. (a)	223
1,000	BPZ Resources, Inc. (a)	3
3,753	Cabot Oil & Gas Corp.	285
1,600	Callon Petroleum Co. (a)	8
10,450	Carrizo Oil & Gas, Inc. (a)	275
250	Clayton Williams Energy, Inc. (a)	19
4,400	Comstock Resources, Inc. (a)	67
1,737	Contango Oil & Gas Co. (a)	101
3,616	Continental Resources, Inc. (a)	241
5,910	Denbury Resources, Inc. (a)	89
5,739	Energy Partners Ltd. (a)	84
3,100	Energy XXI (Bermuda) Ltd. (a)	99
600	Evolution Petroleum Corp. (a)	5
2,100	FX Energy, Inc. (a)	10
300	GeoResources, Inc. (a)	9
800	GMX Resources, Inc.	1
1,000	Goodrich Petroleum Corp. (a)	14
1,875	Gulfport Energy Corp. (a)	55
700	Houston American Energy Corp.	9
6,200	Hyperdynamics Corp. (a)	15
43	Isramco, Inc. (a)	4
10,494	Kodiak Oil & Gas Corp. (a)	100

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Exploration & Production (continued)
19,000	Magnum Hunter Resources Corp. (a)	$102
4,000	McMoRan Exploration Co. (a)	58
2,600	Northern Oil & Gas, Inc. (a)	62
2,400	Oasis Petroleum, Inc. (a)	70
300	Panhandle Oil & Gas, Inc., Class – A	10
500	PetroQuest Energy, Inc. (a)	3
10,400	Quicksilver Resources, Inc. (a)	70
1,800	Resolute Energy Corp. (a)	19
2,150	Rosetta Resources, Inc. (a)	93
5,000	Stone Energy Corp. (a)	132
8,657	Swift Energy Co. (a)	257
800	Triangle Petroleum Corp. (a)	5
13,321	VAALCO Energy, Inc. (a)	80
200	Venoco, Inc. (a)	1
1,400	Voyager Oil & Gas, Inc. (a)	4
1,400	W&T Offshore, Inc.	30
500	Warren Resources, Inc. (a)	2
1,000	Zion Oil & Gas, Inc. (a)	2
		3,064
	Oil & Gas Refining & Marketing — 1.06%
300	Alon USA Energy, Inc.	3
2,000	Clean Energy Fuels Corp. (a)	25
7,474	CVR Energy, Inc. (a)	140
6,736	Delek US Holdings, Inc.	77
200	Gevo, Inc. (a)	1
6,924	Green Plains Renewable Energy, Inc. (a)	67
9,000	Rentech, Inc. (a)	12
17,221	Rex Energy Corp. (a)	254
2,900	Syntroleum Corp. (a)	3
2,000	Western Refining, Inc. (a)	27
16,250	World Fuel Services Corp.	682
		1,291
	Oil & Gas Storage & Transportation — 0.23%
3,321	Cheniere Energy, Inc. (a)	29
1,500	Crosstex Energy, Inc.	19
136,440	Enbridge Energy Management LLC	—
1,600	Golar LNG Ltd.	71
4,838	Knightsbridge Tankers Ltd.	66
7,129	Ship Finance International Ltd.	67
700	Targa Resources Corp.	28
		280
	Packaged Foods & Meats — 0.49%
1,100	B&G Foods, Inc., Class – A	26
2,132	Cal-Maine Foods, Inc.	78
500	Calavo Growers, Inc.	13

Shares	Security Description	Value (000)
	Packaged Foods & Meats (continued)
8,926	Chiquita Brands International, Inc. (a)	$74
900	Diamond Foods, Inc.	29
8,570	Dole Food Co., Inc. (a)	74
600	J&J Snack Foods Corp.	32
751	Lancaster Colony Corp.	52
200	Lifeway Foods, Inc. (a)	2
1,200	Smart Balance, Inc. (a)	6
4,724	Smithfield Foods, Inc. (a)	115
400	The Hain Celestial Group, Inc. (a)	15
927	Tootsie Roll Industries, Inc.	22
839	TreeHouse Foods, Inc. (a)	55
		593
	Paper Packaging — 0.20%
12,106	Boise, Inc.	86
5,600	Graphic Packaging Holding Co. (a)	24
5,215	Packaging Corp. of America	132
		242
	Paper Products — 0.18%
4,465	KapStone Paper & Packaging Corp. (a)	70
3,708	Neenah Paper, Inc.	83
5,012	P.H. Glatfelter Co.	71
		224
	Personal Products — 0.26%
800	Elizabeth Arden, Inc. (a)	30
600	Inter Parfums, Inc.	9
500	Medifast, Inc. (a)	7
400	Nature's Sunshine Products, Inc. (a)	6
2,200	Nu Skin Enterprises, Inc., Class – A	107
6,430	Nutraceutical International Corp. (a)	73
100	Schiff Nutrition International, Inc. (a)	1
800	Synutra International, Inc. (a)	4
700	The Female Health Co.	3
2,700	USANA Health Sciences, Inc. (a)	82
		322
	Pharmaceuticals — 1.21%
400	Acura Pharmaceuticals, Inc. (a)	1
367	Aegerion Pharmaceuticals, Inc. (a)	6
2,300	Akorn, Inc. (a)	26
800	Ampio Pharmaceuticals, Inc. (a)	3
700	Ardea Biosciences, Inc. (a)	12
1,900	Auxilium Pharmaceuticals, Inc. (a)	38
4,500	AVANIR Pharmaceuticals, Inc., Class – A (a)	9
700	BioMimetic Therapeutics, Inc. (a)	2
2,100	Cadence Pharmaceuticals, Inc. (a)	8
2,400	Columbia Laboratories, Inc. (a)	6
1,600	Corcept Therapeutics, Inc. (a)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
2,200	DepoMed, Inc. (a)	$11
3,600	Durect Corp. (a)	4
600	Endocyte, Inc. (a)	2
1,969	Hi-Tech Pharmacal Co., Inc. (a)	77
6,468	Impax Laboratories, Inc. (a)	130
1,000	Ista Pharmaceuticals, Inc. (a)	7
900	Jazz Pharmaceuticals, Inc. (a)	35
1,400	K-V Pharmaceutical Co., Class – A (a)	2
100	Lannett Co, Inc. (a)	—
900	MAP Pharmaceuticals, Inc. (a)	12
2,100	Medicis Pharmaceutical Corp., Class – A	70
18,273	Nektar Therapeutics (a)	102
1,100	NeoStem, Inc. (a)	1
7,700	Obagi Medical Products, Inc. (a)	78
1,900	Optimer Pharmaceuticals, Inc. (a)	23
200	Pacira Pharmaceuticals, Inc. (a)	2
1,500	Pain Therapeutics, Inc. (a)	6
3,207	Par Pharmaceutical Cos., Inc. (a)	105
200	Pernix Therapeutics Holdings, Inc. (a)	2
1,867	Perrigo Co.	182
1,100	POZEN, Inc. (a)	4
2,200	Questcor Pharmaceuticals, Inc. (a)	92
2,000	Raptor Pharmaceuticals Corp. (a)	13
300	Sagent Pharmaceuticals, Inc. (a)	6
2,342	Salix Pharmaceuticals Ltd. (a)	112
2,200	Santarus, Inc. (a)	7
500	Sucampo Pharmaceuticals, Inc., Class – A (a)	2
4,892	The Medicines Co. (a)	91
2,540	ViroPharma, Inc. (a)	70
3,600	VIVUS, Inc. (a)	35
5,000	Warner Chilcott PLC, Class – A (a)	76
1,100	XenoPort, Inc. (a)	4
		1,480
	Precious Metals & Minerals — 0.13%
200	Coeur d'Alene Mines Corp. (a)	5
1,200	Gold Resource Corp.	25
1,100	Golden Minerals Co. (a)	6
11,200	Hecla Mining Co.	59
4,700	Paramount Gold & Silver Corp. (a)	10
4,700	Stillwater Mining Co. (a)	49
		154
	Property & Casualty Insurance — 2.19%
1,273	Alleghany Corp. (a)	363
3,242	American Safety Insurance Holdings Ltd. (a)	71
100	AmTrust Financial Services, Inc.	2
22,476	Argo Group International Holdings Ltd.	651

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
20,500	Aspen Insurance Holdings Ltd.	$543
5,379	Assured Guaranty Ltd.	71
36,546	First American Financial Corp.	463
200	Hallmark Financial Services, Inc. (a)	1
11,019	Stewart Information Services Corp.	127
19,182	Universal Insurance Holdings, Inc.	69
8,976	W.R. Berkley Corp.	309
		2,670
	Publishing — 0.81%
2,746	Scholastic Corp.	82
47,375	Valassis Communications, Inc. (a)	911
100	Value Line, Inc.	1
		994
	Railroads — 0.23%
1,600	Genesee & Wyoming, Inc., Class – A (a)	97
2,741	Kansas City Southern (a)	186
		283
	Real Estate Development — 0.06%
5,073	Forestar Group, Inc. (a)	77
	Real Estate Operating Companies — 0.36%
13,567	MI Developments, Inc., Class – A	434
	Real Estate Services — 0.06%
1,217	Jones Lang LaSalle, Inc.	75
	Regional Banks — 4.58%
2,441	Alliance Financial Corp.	75
6,997	BancorpSouth, Inc.	77
200	Bank of the Ozarks, Inc.	6
64,206	BBCN Bancorp, Inc. (a)	607
100	Bridge Bancorp, Inc.	2
100	Bryn Mawr Bank Corp.	2
2,317	Camden National Corp.	76
61,401	CapitalSource, Inc.	411
13,009	Columbia Banking System, Inc.	251
7,487	Cullen/Frost Bankers, Inc.	396
100	Enterprise Financial Services Corp.	2
4,948	First Bancorp, Inc. Maine	76
418	First Citizens BancShares, Inc., Class – A	73
5,735	First Community Bancshares, Inc.	72
600	First Financial Bankshares, Inc.	20
5,973	First Interstate BancSystem, Inc.	78
3,209	Great Southern Bancorp, Inc.	76
400	Hampton Roads Bankshares, Inc. (a)	1
4,400	Heartland Financial USA, Inc.	68
5,472	IBERIABANK Corp.	270
4,155	International Bancshares Corp.	76
300	Investors Bancorp, Inc. (a)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
8,488	MainSource Financial Group, Inc.	$75
100,141	National Penn Bancshares, Inc.	845
4,817	Peoples Bancorp, Inc.	71
4,859	Renasant Corp.	73
3,139	Republic Bancorp, Inc., Class – A	72
100	S.Y. Bancorp, Inc.	2
1,858	Signature Bank (a)	111
400	SVB Financial Group (a)	19
233	Taylor Capital Group, Inc. (a)	2
79,098	TCF Financial Corp.	816
5,457	Union First Market Bankshares Corp.	73
10,200	Virginia Commerce Bancorp, Inc. (a)	79
26,453	Webster Financial Corp.	539
3,766	WesBanco, Inc.	73
500	Westamerica Bancorp	22
		5,591
	Reinsurance — 0.17%
2,429	Everest Re Group Ltd.	204
300	Greenlight Capital Re Ltd., Class – A (a)	7
		211
	Research and Consulting Services — 0.51%
1,750	Acacia Research Corp./Acacia Technologies LLC (a)	64
11,647	CBIZ, Inc. (a)	71
1,000	CoStar Group, Inc. (a)	67
100	CRA International, Inc. (a)	2
600	Exponent, Inc. (a)	28
900	Huron Consulting Group, Inc. (a)	35
3,112	ICF International, Inc. (a)	77
600	Mistras Group, Inc. (a)	15
700	Odyssey Marine Exploration, Inc. (a)	2
3,800	Pendrell Corp. (a)	10
6,400	RPX Corp. (a)	81
636	The Advisory Board Co. (a)	47
1,400	The Corporate Executive Board Co.	53
3,041	VSE Corp.	74
		626
	Residential Real Estate Investment Trusts — 0.78%
1,200	American Campus Communities, Inc.	50
3,300	Apartment Investment & Management Co., Class – A	76
4,677	Associated Estates Realty Corp.	75
846	Equity Lifestyle Properties, Inc.	56
1,956	Home Properties, Inc.	113
9,225	Mid-America Apartment Communities, Inc.	577
		947

Shares	Security Description	Value (000)
	Restaurants — 0.92%
1,000	AFC Enterprises, Inc. (a)	$15
220	Biglari Holdings, Inc. (a)	81
1,000	BJ's Restaurant, Inc. (a)	45
800	Bravo Brio Restaurant Group, Inc. (a)	14
4,050	Buffalo Wild Wings, Inc. (a)	273
300	Caribou Coffee Co., Inc. (a)	4
500	Carrols Restaurant Group, Inc. (a)	6
2,945	CEC Entertainment, Inc.	101
2,332	Cracker Barrel Old Country Store, Inc.	118
22,800	Denny's Corp. (a)	86
655	DineEquity, Inc. (a)	28
900	Domino's Pizza, Inc. (a)	30
200	Einstein Noah Restaurant Group, Inc.	3
100	Jack in the Box, Inc. (a)	2
2,500	Jamba, Inc. (a)	3
2,400	Krispy Kreme Doughnuts, Inc. (a)	16
200	McCormick & Schmick's Seafood Restaurants, Inc. (a)	2
800	P.F. Chang's China Bistro, Inc.	25
800	Papa John's International, Inc. (a)	30
500	Peet's Coffee & Tea, Inc. (a)	31
500	Red Robin Gourmet Burgers, Inc. (a)	14
10,806	Ruby Tuesday, Inc. (a)	75
200	Ruth's Hospitality Group, Inc. (a)	1
2,500	Sonic Corp. (a)	17
2,350	Texas Roadhouse, Inc., Class – A	35
2,400	The Cheesecake Factory, Inc. (a)	70
		1,125
	Retail Real Estate Investment Trusts — 0.49%
4,012	Acadia Realty Trust	81
82	Alexander's, Inc.	30
6,642	CBL & Associates Properties, Inc.	104
6,300	DDR Corp.	77
500	Getty Realty Corp.	7
3,748	Glimcher Realty Trust	34
7,311	Pennsylvania Real Estate Investment Trust	76
7,525	Ramco-Gershenson Properties Trust	74
300	Saul Centers, Inc.	11
3,546	Tanger Factory Outlet Centers, Inc.	104
100	Urstadt Biddle Properties, Inc., Class – A	2
		600
	Security & Alarm Services — 0.16%
3,283	GeoEye, Inc. (a)	73
4,461	The Brink's Co.	120
		193

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductor Equipment — 1.18%
7,009	Advanced Energy Industries, Inc. (a)	$75
17,100	Amkor Technology, Inc. (a)	75
400	Amtech Systems, Inc. (a)	3
5,106	ATMI, Inc. (a)	102
500	AXT, Inc. (a)	2
2,586	Cabot Microelectronics Corp. (a)	122
6,221	Cymer, Inc. (a)	310
1,700	Entegris, Inc. (a)	15
1,500	FEI Co. (a)	61
5,000	GT Advanced Technologies, Inc. (a)	36
8,200	Kulicke & Soffa Industries, Inc. (a)	76
1,100	LTX-Credence Corp. (a)	6
34,340	MEMC Electronic Materials, Inc. (a)	135
900	PDF Solutions, Inc. (a)	6
800	Rubicon Technology, Inc. (a)	8
4,449	Tessera Technologies, Inc. (a)	75
900	Ultra Clean Holdings, Inc. (a)	5
9,620	Ultratech, Inc. (a)	236
4,400	Veeco Instruments, Inc. (a)	92
		1,440
	Semiconductors — 4.25%
400	Advanced Analogic Technologies, Inc. (a)	2
9,000	Alpha & Omega Semiconductor Ltd. (a)	66
5,925	Altera Corp.	220
2,100	Applied Micro Circuits Corp. (a)	14
6,320	Cavium, Inc. (a)	180
900	CEVA, Inc. (a)	27
2,800	Cirrus Logic, Inc. (a)	44
18,961	Cypress Semiconductor Corp.	320
43,350	Diodes, Inc. (a)	923
3,400	Entropic Communications, Inc. (a)	17
200	Exar Corp. (a)	1
21,473	Fairchild Semiconductor International, Inc. (a)	258
15,246	GSI Technology, Inc. (a)	71
1,251	Hittite Microwave Corp. (a)	62
800	Inphi Corp. (a)	10
26,466	Integrated Device Technology, Inc. (a)	144
7,800	Integrated Silicon Solution, Inc. (a)	71
300	Intermolecular, Inc. (a)	3
13,623	International Rectifier Corp. (a)	265
7,243	IXYS Corp. (a)	78
1,000	Kopin Corp. (a)	4
1,500	Lattice Semiconductor Corp. (a)	9
9,646	Maxim Integrated Products, Inc.	251
600	MaxLinear, Inc., Class – A (a)	3
2,100	Micrel, Inc.	21

Shares	Security Description	Value (000)
	Semiconductors (continued)
11,506	Microsemi Corp. (a)	$193
700	Mindspeed Technologies, Inc. (a)	3
1,500	MIPS Technologies, Inc. (a)	7
20,560	Monolithic Power Systems, Inc. (a)	310
1,100	MoSys, Inc. (a)	5
2,800	NetLogic Microsystems, Inc. (a)	139
200	NVE Corp. (a)	11
6,240	OmniVision Technologies, Inc. (a)	76
15,130	ON Semiconductor Corp. (a)	117
100	Pericom Semiconductor Corp. (a)	1
1,200	Power Integrations, Inc.	40
4,000	Rambus, Inc. (a)	30
37,190	RF Micro Devices, Inc. (a)	201
13,247	Semtech Corp. (a)	329
2,400	Silicon Image, Inc. (a)	11
2,757	Silicon Laboratories, Inc. (a)	120
24,882	Skyworks Solutions, Inc. (a)	404
21,563	TriQuint Semiconductor, Inc. (a)	105
1,000	Volterra Semiconductor Corp. (a)	26
		5,192
	Soft Drinks — 0.09%
1,500	Coca-Cola Bottling Co. Consolidated	88
1,800	Heckmann Corp. (a)	12
500	National Beverage Corp. (a)	8
398	Primo Water Corp. (a)	1
		109
	Specialized Consumer Services — 0.45%
4,034	Coinstar, Inc. (a)	184
2,500	Hillenbrand, Inc.	56
500	Matthews International Corp., Class – A	16
4,321	Regis Corp.	72
7,018	Sotheby's	200
600	Steiner Leisure Ltd. (a)	27
		555
	Specialized Finance — 0.67%
4,255	Encore Capital Group, Inc. (a)	91
10,948	Gain Capital Holdings, Inc.	73
1,200	MarketAxess Holdings, Inc.	36
2,760	Moody's Corp.	93
45,194	PHH Corp. (a)	484
700	Portfolio Recovery Associates, Inc. (a)	47
		824
	Specialized Real Estate Investment Trusts — 0.95%
9,017	Ashford Hospitality Trust	72
500	Cogdell Spencer, Inc.	2
7,081	CubeSmart	75

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Real Estate Investment Trusts (continued)
59,999	DiamondRock Hospitality Co.	$578
1,500	Extra Space Storage, Inc.	36
2,500	FelCor Lodging Trust, Inc. (a)	8
3,147	LaSalle Hotel Properties	76
200	LTC Properties, Inc.	6
500	National Health Investors, Inc.	22
3,900	OMEGA Healthcare Investors, Inc.	76
900	Potlatch Corp.	28
300	Sabra Health Care REIT, Inc.	4
16,121	Strategic Hotels & Resorts, Inc. (a)	87
9,818	Sunstone Hotel Investors, Inc. (a)	80
300	Universal Health Realty Income Trust	12
		1,162
	Specialty Chemicals — 1.01%
3,515	A. Schulman, Inc.	74
4,353	Albemarle Corp.	224
1,200	Balchem Corp.	49
2,400	Chemtura Corp. (a)	27
2,000	Flotek Industries, Inc. (a)	20
300	FutureFuel Corp.	4
100	H.B. Fuller Co.	2
2,400	Innophos Holdings, Inc.	117
900	Innospec, Inc. (a)	25
200	KMG Chemicals, Inc.	3
1,100	Kraton Performance Polymers, Inc. (a)	22
2,196	NewMarket Corp.	435
1,900	Omnova Solutions, Inc. (a)	9
2,772	PolyOne Corp.	32
2,374	Quaker Chemical Corp.	92
1,600	Senomyx, Inc. (a)	6
937	Stepan Co.	75
900	Zep, Inc.	13
		1,229
	Specialty Stores — 0.65%
7,500	Big 5 Sporting Goods Corp.	78
900	GNC Acquisition Holdings, Inc., Class – A (a)	26
1,100	Hibbett Sports, Inc. (a)	50
100	Teavana Holdings, Inc. (a)	2
7,307	Tractor Supply Co.	512
1,000	Vitamin Shoppe, Inc. (a)	40
6,822	West Marine, Inc. (a)	79
100	Winmark Corp.	6
		793

Shares	Security Description	Value (000)
	Steel — 0.47%
3,080	Allegheny Technologies, Inc.	$147
4,566	Carpenter Technology Corp.	235
400	Haynes International, Inc.	22
500	Metals USA Holdings Corp. (a)	6
3,150	Olympic Steel, Inc.	73
1,600	Schnitzer Steel Industries, Inc., Class – A	68
1,400	Worthington Industries, Inc.	23
		574
	Systems Software — 0.62%
1,800	CommVault Systems, Inc. (a)	77
1,300	DemandTec, Inc. (a)	17
1,200	FalconStor Software, Inc. (a)	3
200	Imperva, Inc. (a)	7
1,150	NetSuite, Inc. (a)	47
600	OPNET Technologies, Inc.	22
5,104	Progress Software Corp. (a)	99
13,131	Rovi Corp. (a)	323
1,200	Sourcefire, Inc. (a)	39
31,300	TeleCommunication Systems, Inc., Class – A (a)	73
1,100	VASCO Data Security International, Inc. (a)	7
3,300	Wave Systems Corp., Class – A (a)	7
1,600	Websense, Inc. (a)	30
		751
	Technology Distributors — 1.17%
14,820	Brightpoint, Inc. (a)	160
300	Electro Rent Corp.	5
4,750	Insight Enterprises, Inc. (a)	73
6,724	PC Connection, Inc.	75
7,564	ScanSource, Inc. (a)	272
9,368	SYNNEX Corp. (a)	285
11,400	Tech Data Corp. (a)	563
		1,433
	Textiles — 0.06%
9,649	Unifi, Inc. (a)	73
	Thrifts & Mortgage Finance — 0.82%
300	Apollo Residential Mortgage, Inc.	5
8,685	Astoria Financial Corp.	74
4,400	Bofl Holding, Inc. (a)	71
6,074	Dime Community Bancshares	77
5,090	First Defiance Financial Corp.	74
5,630	Flushing Financial Corp.	71
5,336	OceanFirst Financial Corp.	70
13,693	Provident Financial Services, Inc.	183
200	TrustCo Bank Corp.	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
400	Walker & Dunlop, Inc. (a)	$5
300	Westfield Financial, Inc.	2
10,093	WSFS Financial Corp.	363
		996
	Tires & Rubber — 0.03%
2,500	Cooper Tire & Rubber Co.	35
	Tobacco — 0.09%
4,000	Star Scientific, Inc. (a)	9
1,676	Universal Corp.	77
1,365	Vector Group Ltd.	24
		110
	Trading Companies & Distributors — 1.36%
6,199	Aircastle Ltd.	79
8,206	Applied Industrial Technologies, Inc.	289
1,900	Beacon Roofing Supply, Inc. (a)	38
400	DXP Enterprises, Inc. (a)	13
3,088	GATX Corp.	135
500	H&E Equipment Services, Inc. (a)	7
700	Houston Wire & Cable Co.	10
37,892	Interline Brands, Inc. (a)	590
600	Kaman Corp.	16
4,938	SeaCube Container Leasing Ltd.	73
900	TAL International Group, Inc.	26
500	Textainer Group Holdings Ltd.	14
200	Titan Machinery, Inc. (a)	4
700	United Rentals, Inc. (a)	21
5,179	Watsco, Inc.	340
		1,655
	Trucking — 1.11%
868	AMERCO, Inc.	77
4,300	Avis Budget Group, Inc. (a)	46
500	Celadon Group, Inc.	6
26,563	Con-way, Inc.	775
1,200	Dollar Thrifty Automotive Group, Inc. (a)	84
2,000	Heartland Express, Inc.	29
2,500	Knight Transportation, Inc.	39
4,249	Landstar System, Inc.	204
100	Marten Transport Ltd.	2
1,900	Old Dominion Freight Line, Inc. (a)	77
200	Quality Distribution, Inc. (a)	2
900	Swift Transportation Co. (a)	7
300	Werner Enterprises, Inc.	7
300	Zipcar, Inc.	4
		1,359
	Water Utilities — 0.00%
100	Pennichuck Corp.	3

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services — 0.59%
500	Leap Wireless International, Inc. (a)	$5
16,637	MetroPCS Communications, Inc. (a)	144
4,974	NII Holdings, Inc. (a)	106
4,100	NTELOS Holding Corp.	84
5,390	SBA Communications Corp., Class – A (a)	231
900	Shenandoah Telecommunications Co.	9
2,869	Telephone & Data Systems, Inc.	74
5,095	USA Mobility, Inc.	71
		724
	Total Common Stocks	120,006
	Preferred Stock — 0.03%
	Home Furnishings — 0.03%
533	Sealy Corp.	30
	Total Preferred Stock	30
	Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. (a)*	—
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc. (a)*	—
	Total Rights	—
	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
450	Magnum Hunter Resources Corp. *	—
	Total Warrant	—
	U.S. Treasury Obligations — 0.04%
$35	U.S. Treasury Bills, 0.00%, 3/29/12 (b)(c)	35
14	U.S. Treasury Bills, 0.00%, 2/23/12 (b)(c)	14
5	U.S. Treasury Bills, 0.01%, 1/12/12 (b)(c)	5
	Total U.S. Treasury Obligations	54
	Time Deposit — 1.25%
1,525	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	1,525
	Total Time Deposit	1,525
	Mutual Fund — 0.46%
566,122	Alliance Money Market Fund Prime Portfolio, 0.10% (d)	566
	Total Mutual Fund	566
	Total Investments (cost $112,401) — 100.03%	122,181
	Liabilities in excess of other assets — (0.03)%	(34)
	Net Assets — 100.00%	$122,147

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2011, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	The rate disclosed is the rate in effect on December 31, 2011.

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	21.01%	19.00%	18.73%	39.51%	98.25%
Preferred Stock	—	—	0.03%	—	0.03%
Rights	—	—	—	0.00%	0.00%
Warrant	—	—	—	0.00%	0.00%
U.S. Treasury Obligations	—	—	—	0.04%	0.04%
Time Deposit	0.31%	0.50%	0.44%	—	1.25%
Mutual Fund	—	—	—	0.46%	0.46%
Other Assets (Liabilities)	-0.02%	-0.03%	0.01%	0.01%	-0.03%
Total Net Assets	21.30%	19.47%	19.21%	40.02%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Russell 2000 Mini Future	$443	Mar-12	$12
	Net Unrealized Appreciation/(Depreciation)			$12

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.95%
	Advertising — 0.84%
9,500	Digital Generation, Inc. (a)	$113
150,682	Harte-Hanks, Inc.	1,370
		1,483
	Aerospace & Defense — 3.77%
6,598	AAR Corp.	127
2,100	Alliant Techsystems, Inc.	120
4,357	Ceradyne, Inc. (a)	117
2,758	Cubic Corp.	120
36,067	Curtiss-Wright Corp.	1,274
7,840	Esterline Technologies Corp. (a)	439
13,507	Exelis, Inc.	122
42,725	Hexcel Corp. (a)	1,034
35,314	Huntington Ingalls Industries, Inc. (a)	1,105
6,099	ITT Corp.	118
9,425	Moog, Inc., Class – A (a)	414
1,250	National Presto Industries, Inc.	117
31,728	Orbital Sciences Corp. (a)	461
1,403	TASER International, Inc. (a)	7
19,003	Triumph Group, Inc.	1,111
		6,686
	Agricultural Products — 0.33%
6,680	Corn Products International, Inc.	351
9,400	Darling International, Inc. (a)	125
4,653	Fresh Del Monte Produce, Inc.	117
		593
	Air Freight & Logistics — 0.42%
24,121	Air Transport Services Group, Inc. (a)	114
3,206	Atlas Air Worldwide Holdings, Inc. (a)	123
8,848	Hub Group, Inc., Class – A (a)	287
16,700	UTI Worldwide, Inc.	222
		746
	Airlines — 1.01%
4,095	Alaska Air Group, Inc. (a)	308
19,000	Hawaiian Holdings, Inc. (a)	110
47,549	JetBlue Airways Corp. (a)	247
9,444	SkyWest, Inc.	119
200	Spirit Airlines, Inc. (a)	3
53,500	United Continental Holdings, Inc. (a)	1,010
		1,797
	Alternative Carriers — 0.17%
35,128	Premiere Global Services, Inc. (a)	298
	Apparel Retail — 1.11%
62,350	Aeropostale, Inc. (a)	951
1,470	Body Central Corp.	37
33,635	Chico’s FAS, Inc.	375
4,400	Rue21, Inc. (a)	95
4,913	Shoe Carnival, Inc. (a)	126
17,994	Stein Mart, Inc. (a)	122

Shares	Security Description	Value (000)
	Apparel Retail (continued)
3,907	The Buckle, Inc.	$160
4,700	The Cato Corp., Class – A	114
		1,980
	Apparel, Accessories & Luxury Goods — 1.04%
6,322	Delta Apparel, Inc. (a)	120
4,900	G-III Apparel Group Ltd. (a)	122
5,900	Hanesbrands, Inc. (a)	129
6,500	Maidenform Brands, Inc. (a)	119
91,270	The Jones Group, Inc.	963
5,389	Under Armour, Inc., Class – A (a)	387
		1,840
	Application Software — 2.79%
2,000	Advent Software, Inc. (a)	49
11,480	BroadSoft, Inc. (a)	347
14,300	Compuware Corp. (a)	119
4,049	ePlus, Inc. (a)	115
3,181	Fair Isaac Corp.	114
6,537	Informatica Corp. (a)	241
3,458	JDA Software Group, Inc. (a)	112
21,196	Parametric Technology Corp. (a)	387
16,470	PROS Holdings, Inc. (a)	245
17,970	QLIK Technologies, Inc. (a)	435
6,081	Quest Software, Inc. (a)	113
21,313	SolarWinds, Inc. (a)	596
12,722	SuccessFactors, Inc. (a)	507
6,906	Taleo Corp., Class – A (a)	267
13,410	The Ultimate Software Group, Inc. (a)	873
7,190	TIBCO Software, Inc. (a)	172
29,245	TiVo, Inc. (a)	262
		4,954
	Asset Management & Custody Banks — 0.94%
8,936	Calamos Asset Management, Inc., Class – A	112
26,496	Fifth Street Finance Corp.	254
38,090	Financial Engines, Inc. (a)	850
5,740	Main Street Capital Corp.	122
13,565	Waddell & Reed Financial, Inc., Class – A	336
		1,674
	Auto Parts & Equipment — 0.53%
4,604	Autoliv, Inc.	246
8,500	Federal-Mogul Corp. (a)	125
5,152	Gentex Corp.	153
18,672	Modine Manufacturing Co. (a)	177
5,974	Standard Motor Products, Inc.	120
7,334	Superior Industries International, Inc.	121
		942
	Automobile Manufacturers — 0.46%
25,575	Tesla Motors, Inc. (a)	730
3,125	Thor Industries, Inc.	86
		816

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automotive Retail — 0.24%
2,357	Group 1 Automotive, Inc.	$122
3,436	Lithia Motors, Inc., Class – A	75
7,777	Sonic Automotive, Inc., Class – A	115
10,926	The Pep Boys – Manny, Moe & Jack	121
		433
	Biotechnology — 1.88%
69,118	Astex Pharmaceuticals, Inc. (a)	131
4,843	BioMarin Pharmaceutical, Inc. (a)	167
42,807	Cepheid, Inc. (a)	1,473
2,376	Cubist Pharmaceuticals, Inc. (a)	94
6,900	Emergent BioSolutions, Inc. (a)	116
24,260	Exact Sciences Corp. (a)	197
12,123	Genomic Health, Inc. (a)	308
20,281	Maxygen, Inc. (a)	114
5,900	Myriad Genetics, Inc. (a)	124
28,127	Nanosphere, Inc. (a)	41
18,900	PDL BioPharma, Inc.	117
25,700	SciClone Pharmaceuticals, Inc. (a)	110
9,355	Theravance, Inc. (a)	207
2,800	United Therapeutics Corp. (a)	132
		3,331
	Building Products — 1.64%
7,321	A.O. Smith Corp.	294
10,600	Apogee Enterprises, Inc.	130
46,073	Fortune Brands Home & Security, Inc. (a)	784
111,716	Griffon Corp.	1,020
10,900	Lennox International, Inc.	368
5,100	Trex Co., Inc. (a)	117
6,429	Universal Forest Products, Inc.	198
		2,911
	Casinos & Gaming — 0.06%
5,400	WMS Industries, Inc. (a)	111
	Coal & Consumable Fuels — 0.23%
3,639	Alpha Natural Resources, Inc. (a)	74
5,937	Cloud Peak Energy, Inc. (a)	115
6,048	CONSOL Energy, Inc.	222
		411
	Commercial Printing — 0.13%
5,400	Deluxe Corp.	123
8,605	Ennis, Inc.	115
		238
	Commodity Chemicals — 0.37%
3,654	Koppers Holdings, Inc.	126
12,591	Methanex Corp.	287
14,429	STR Holdings, Inc. (a)	119
2,968	Westlake Chemical Corp.	119
		651
	Communications Equipment — 0.98%
4,394	ADTRAN, Inc.	133
6,250	Anaren, Inc. (a)	104

Shares	Security Description	Value (000)
	Communications Equipment (continued)
23,056	Arris Group, Inc. (a)	$249
11,789	Aruba Networks, Inc. (a)	218
4,142	Black Box Corp.	116
7,600	Communications Systems, Inc.	107
11,700	JDS Uniphase Corp. (a)	122
7,259	Oplink Communications, Inc. (a)	120
15,592	Polycom, Inc. (a)	254
8,305	Riverbed Technology, Inc. (a)	195
55,300	Westell Technologies, Inc., Class – A (a)	123
		1,741
	Computer & Electronics Retail — 0.76%
8,100	hhgregg, Inc. (a)	117
11,389	RadioShack Corp.	110
23,966	Rent-A-Center, Inc.	887
5,555	REX American Resources Corp. (a)	123
7,374	Systemax, Inc. (a)	121
		1,358
	Computer Hardware — 0.17%
15,888	Avid Technology, Inc. (a)	136
5,500	Diebold, Inc.	165
		301
	Computer Storage & Peripherals — 0.80%
25,670	Fusion-io, Inc.	621
3,500	Lexmark International, Inc., Class – A	116
7,900	QLogic Corp. (a)	119
5,000	Synaptics, Inc. (a)	151
9,696	Western Digital Corp. (a)	300
8,200	Xyratex Ltd.	109
		1,416
	Construction & Engineering — 1.65%
5,900	AECOM Technology Corp. (a)	121
9,688	Chicago Bridge & Iron Co. NV – NYS	366
7,306	Foster Wheeler AG (a)	140
3,320	Jacobs Engineering Group, Inc. (a)	135
5,148	Layne Christensen Co. (a)	125
10,738	MasTec, Inc. (a)	186
16,300	McDermott International, Inc. (a)	188
6,000	Michael Baker Corp. (a)	118
47,778	Pike Electric Corp. (a)	343
8,030	Primoris Services Corp.	120
15,635	Quanta Services, Inc. (a)	337
10,485	Sterling Construction Co., Inc. (a)	113
51,164	Tutor Perini Corp. (a)	631
		2,923
	Construction & Farm Machinery & Heavy Trucks — 2.27%
4,193	Alamo Group, Inc.	113
3,162	CNH Global N.V. (a)	114
20,500	Meritor, Inc. (a)	109
7,466	Miller Industries, Inc.	117
1,430	NACCO Industries, Inc., Class – A	128

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks (continued)
5,711	Navistar International Corp. (a)	$216
5,700	Oshkosh Corp. (a)	122
11,715	Titan International, Inc.	228
8,265	Twin Disc, Inc.	300
52,400	Wabash National Corp. (a)	411
4,075	WABCO Holdings, Inc. (a)	177
60,122	Westport Innovations, Inc. (a)	1,998
		4,033
	Construction Materials — 0.14%
9,700	Eagle Materials, Inc.	249
	Consumer Electronics — 0.19%
5,834	Harman International Industries, Inc.	222
7,378	Universal Electronics, Inc. (a)	124
		346
	Consumer Finance — 0.36%
13,059	Advance America Cash Advance Centers, Inc.	117
2,500	Cash America International, Inc.	117
5,932	EZCORP, Inc., Class – A (a)	156
4,729	Nelnet, Inc., Class – A	116
1,700	World Acceptance Corp. (a)	125
		631
	Data Processing & Outsourced Services — 0.96%
1,700	Alliance Data Systems Corp. (a)	176
9,400	Convergys Corp. (a)	120
9,200	CoreLogic, Inc. (a)	119
7,959	CSG Systems International, Inc. (a)	117
2,500	DST Systems, Inc.	114
24,676	Global Cash Access Holdings, Inc. (a)	110
2,633	Global Payments, Inc.	125
8,714	Jack Henry & Associates, Inc.	293
6,500	Lender Processing Services, Inc.	98
5,231	Syntel, Inc.	245
7,300	TeleTech Holdings, Inc. (a)	118
1,900	VeriFone Systems, Inc. (a)	67
		1,702
	Department Stores — 0.07%
2,600	Dillard’s, Inc., Class – A	117
	Distributors — 0.15%
4,236	LKQ Corp. (a)	127
15,620	VOXX International Corp. (a)	132
		259
	Diversified Banks — 0.07%
7,213	Banco Latinoamericano de Comercio Exterior SA, Class – E	116
	Diversified Chemicals — 0.89%
20,437	Cabot Corp.	657
7,854	FMC Corp.	676
6,031	Olin Corp.	118

Shares	Security Description	Value (000)
	Diversified Chemicals (continued)
7,707	Solutia, Inc. (a)	$133
		1,584
	Diversified Metals & Mining — 0.05%
3,629	RTI International Metals, Inc. (a)	84
	Diversified Real Estate Activities — 0.07%
6,660	Coresite Realty Corp.	119
	Diversified Real Estate Investment Trusts — 0.34%
27,466	CapLease, Inc.	111
5,958	Colonial Properties Trust	124
19,369	Cousins Properties, Inc.	124
2,193	PS Business Parks, Inc.	122
12,178	Winthrop Realty Trust, Inc.	124
		605
	Diversified Support Services — 0.46%
4,410	Ritchie Bros. Auctioneers, Inc.	97
11,693	UniFirst Corp.	664
3,214	Viad Corp.	56
		817
	Education Services — 0.60%
5,500	Bridgepoint Education, Inc. (a)	126
3,500	Capella Education Co. (a)	126
3,478	DeVry, Inc.	134
5,095	Education Management Corp. (a)	143
2,242	ITT Educational Services, Inc. (a)	127
9,236	K12, Inc. (a)	166
15,400	Lincoln Educational Services Corp.	122
9,400	Universal Technical Institute, Inc. (a)	120
		1,064
	Electric Utilities — 1.13%
2,923	ALLETE, Inc.	123
4,576	Avista Corp.	118
3,236	Cleco Corp.	123
8,230	El Paso Electric Co.	285
2,835	IDACORP, Inc.	120
3,246	ITC Holdings Corp.	246
29,511	Portland General Electric Co.	747
5,704	The Empire District Electric Co.	120
3,165	Unisource Energy Corp.	117
		1,999
	Electrical Components & Equipment — 2.68%
8,540	Acuity Brands, Inc.	452
14,777	Belden, Inc.	492
41,874	Brady Corp., Class – A	1,322
8,700	Chase Corp.	121
2,500	Encore Wire Corp.	65
23,513	EnerSys (a)	611
4,700	General Cable Corp. (a)	117
11,794	GrafTech International Ltd. (a)	161
3,196	Hubbell, Inc., Class – B	214
7,750	Polypore International, Inc. (a)	341

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
2,132	Preformed Line Products Co.	$127
13,395	Thomas & Betts Corp. (a)	731
		4,754
	Electronic Components — 1.07%
9,100	AVX Corp.	116
3,662	Dolby Laboratories, Inc., Class – A (a)	112
10,759	DTS, Inc. (a)	293
18,005	InvenSense, Inc.	179
6,704	Littelfuse, Inc.	288
29,500	Power-One, Inc. (a)	116
18,262	Rogers Corp. (a)	673
12,800	Vishay Intertechnology, Inc. (a)	115
		1,892
	Electronic Equipment & Instruments — 0.72%
11,995	Cognex Corp.	429
3,965	FARO Technologies, Inc. (a)	183
4,350	MTS Systems Corp.	177
9,426	National Instruments Corp.	245
8,688	Newport Corp. (a)	118
2,500	OSI Systems, Inc. (a)	122
		1,274
	Electronic Manufacturing Services — 0.91%
40,395	Flextronics International Ltd. (a)	229
18,470	IPG Photonics Corp. (a)	625
10,775	Jabil Circuit, Inc.	212
5,888	Multi-Fineline Electronix, Inc. (a)	121
4,200	Plexus Corp. (a)	115
4,580	Trimble Navigation Ltd. (a)	199
10,630	TTM Technologies, Inc. (a)	116
		1,617
	Environmental & Facilities Services — 0.50%
7,652	Clean Harbors, Inc. (a)	488
34,754	Metalico, Inc. (a)	114
6,512	Republic Services, Inc., Class – A	180
5,200	Tetra Tech, Inc. (a)	112
		894
	Food Distributors — 0.13%
3,989	Nash Finch Co.	117
6,469	Spartan Stores, Inc.	119
		236
	Food Retail — 0.55%
7,768	Ingles Markets, Inc., Class – A	117
2,768	The Andersons, Inc.	121
18,564	The Fresh Market, Inc. (a)	741
		979
	Footwear — 1.13%
6,682	Deckers Outdoor Corp. (a)	505
6,956	Iconix Brand Group, Inc. (a)	113
83,391	Skechers USA, Inc., Class – A (a)	1,011

Shares	Security Description	Value (000)
	Footwear (continued)
10,618	Wolverine World Wide, Inc.	$378
		2,007
	Gas Utilities — 0.46%
2,732	Chesapeake Utilities Corp.	119
2,855	Southwest Gas Corp.	121
2,926	The Laclede Group, Inc.	118
15,769	UGI Corp.	464
		822
	General Merchandise Stores — 0.36%
5,131	Dollar Tree, Inc. (a)	426
15,073	Fred’s, Inc., Class – A	220
		646
	Gold — 0.08%
3,900	Agnico-Eagle Mines Ltd.	142
	Health Care Distributors — 0.49%
4,187	MWI Veterinary Supply, Inc. (a)	278
21,583	Owens & Minor, Inc.	600
		878
	Health Care Equipment — 2.32%
5,977	CONMED Corp. (a)	153
25,998	CryoLife, Inc. (a)	125
40,261	DexCom, Inc. (a)	375
3,703	Gen-Probe, Inc. (a)	219
5,589	Greatbatch, Inc. (a)	123
7,363	Hill-Rom Holdings, Inc.	248
3,324	IDEXX Laboratories, Inc. (a)	256
47,208	Insulet Corp. (a)	889
28,272	MAKO Surgical Corp. (a)	713
13,032	NxStage Medical, Inc. (a)	232
4,861	Sirona Dental Systems, Inc. (a)	214
25,384	Syneron Medical Ltd. (a)	281
4,713	Zoll Medical Corp. (a)	298
		4,126
	Health Care Facilities — 1.48%
4,461	AmSurg Corp. (a)	116
40,200	Five Star Quality Care, Inc. (a)	121
5,500	HCA Holdings, Inc. (a)	121
16,600	Health Management Associates, Inc., Class – A (a)	122
7,206	HealthSouth Corp. (a)	127
15,465	LifePoint Hospitals, Inc. (a)	575
2,769	National Healthcare Corp.	116
13,564	Select Medical Holdings Corp. (a)	115
25,800	Tenet Healthcare Corp. (a)	132
4,700	The Ensign Group, Inc.	115
48,699	VCA Antech, Inc. (a)	962
		2,622
	Health Care Services — 0.89%
7,330	Accretive Health, Inc. (a)	168
7,800	Almost Family, Inc. (a)	129
6,027	Catalyst Health Solutions, Inc. (a)	313

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Services (continued)
9,776	HMS Holdings Corp. (a)	$313
9,000	LHC Group, Inc. (a)	116
4,800	Lincare Holdings, Inc.	123
4,160	MEDNAX, Inc. (a)	300
8,500	Providence Service Corp. (a)	117
		1,579
	Health Care Supplies — 0.60%
22,512	Medical Action Industries, Inc. (a)	118
4,765	Neogen Corp. (a)	146
11,267	The Cooper Cos., Inc.	794
		1,058
	Health Care Technology — 0.62%
20,996	athenahealth, Inc. (a)	1,032
4,020	HealthStream, Inc.	74
		1,106
	Home Furnishings — 0.29%
302,566	Sealy Corp. (a)	520
	Homebuilding — 0.05%
4,052	Meritage Homes Corp. (a)	94
	Homefurnishing Retail — 0.82%
9,800	Kirkland’s, Inc. (a)	130
14,795	Mattress Firm Holding Corp.	343
45,409	Select Comfort Corp. (a)	985
		1,458
	Household Appliances — 0.48%
3,982	Helen of Troy Ltd. (a)	122
15,905	iRobot Corp. (a)	475
4,888	Snap-on, Inc.	247
		844
	Housewares & Specialties — 0.39%
7,019	American Greetings Corp., Class – A	88
6,050	CSS Industries, Inc.	121
9,500	Lifetime Brands, Inc.	115
6,582	Tupperware Brands Corp.	368
		692
	Human Resource & Employment Services — 0.21%
6,059	Barrett Business Services, Inc.	121
8,726	Kelly Services, Inc., Class – A	119
7,668	Korn/Ferry International (a)	131
		371
	Hypermarkets & Super Centers — 0.18%
4,549	PriceSmart, Inc.	317
	Industrial Conglomerates — 0.27%
3,075	Carlisle Cos., Inc.	136
20,143	Kimball International, Inc., Class – B	102
56	Seaboard Corp.	114
3,498	Standex International Corp.	120
		472

Shares	Security Description	Value (000)
	Industrial Machinery — 3.54%
5,270	Altra Holdings, Inc. (a)	$99
5,805	Ampco-Pittsburgh Corp.	112
7,681	Briggs & Stratton Corp.	119
20,743	Chart Industries, Inc. (a)	1,122
25,606	CIRCOR International, Inc.	904
29,082	Harsco Corp.	598
5,383	IDEX Corp.	200
7,600	John Bean Technologies Corp.	117
5,312	Kaydon Corp.	162
7,646	Kennametal, Inc.	279
10,449	Lincoln Electric Holdings, Inc.	409
144,275	Mueller Water Products, Inc., Class – A	352
4,725	Pall Corp.	270
2,032	Pentair, Inc.	68
12,523	Robbins & Myers, Inc.	608
5,425	The Middleby Corp. (a)	510
3,957	Valmont Industries, Inc.	359
		6,288
	Industrial Real Estate Investment Trusts — 0.13%
2,455	EastGroup Properties, Inc.	107
12,480	First Industrial Realty Trust, Inc. (a)	127
		234
	Insurance Brokers — 0.43%
22,785	Arthur J. Gallagher & Co.	762
	Integrated Oil & Gas — 0.20%
7,037	Interoil Corp. (a)	360
	Internet Software & Services — 2.00%
6,413	Ancestry.com, Inc. (a)	147
22,834	Cogent Communications Group, Inc. (a)	386
4,280	comScore, Inc. (a)	91
4,000	Constant Contact, Inc. (a)	93
1,450	Cornerstone OnDemand, Inc.	26
5,700	DealerTrack Holdings, Inc. (a)	155
15,190	Digital River, Inc. (a)	228
18,655	EarthLink, Inc.	120
22,542	Global Sources Ltd. (a)	109
11,302	InfoSpace, Inc. (a)	124
3,000	Intralinks Holdings, Inc. (a)	19
4,400	j2 Global, Inc.	124
25,002	LivePerson, Inc. (a)	314
14,500	Monster Worldwide, Inc. (a)	115
36,600	QuinStreet, Inc. (a)	342
18,501	Rackspace Hosting, Inc. (a)	796
22,194	United Online, Inc.	121
3,600	VeriSign, Inc.	129
40,400	Zix Corp. (a)	114
		3,553
	Investment Banking & Brokerage — 0.70%
11,411	FXCM, Inc., Class – A	111
14,000	Jefferies Group, Inc.	192

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Investment Banking & Brokerage (continued)
19,317	KKR Financial Holdings LLC	$169
7,239	Oppenheimer Holdings, Inc., Class – A	117
8,038	Raymond James Financial, Inc.	249
12,619	Stifel Financial Corp. (a)	404
		1,242
	IT Consulting & Other Services — 0.88%
9,563	Acxiom Corp. (a)	117
16,452	Amdocs Ltd. (a)	469
6,900	Booz Allen Hamilton Holding Corp. (a)	119
2,051	CACI International, Inc., Class – A (a)	115
10,662	Dynamics Research Corp. (a)	121
3,611	ManTech International Corp., Class – A	113
9,200	NCI, Inc., Class – A (a)	107
11,365	ServiceSource International, Inc.	178
32,973	The Hackett Group, Inc. (a)	123
5,381	Unisys Corp. (a)	106
		1,568
	Leisure Facilities — 0.08%
8,786	Speedway Motorsports, Inc.	135
	Leisure Products — 0.50%
15,290	Brunswick Corp.	276
31,466	JAKKS Pacific, Inc.	444
29,587	Leapfrog Enterprises, Inc. (a)	166
		886
	Life & Health Insurance — 2.40%
79,644	American Equity Investment Life Holding Co.	828
60,636	CNO Financial Group, Inc. (a)	383
31,841	Delphi Financial Group, Inc., Class – A	1,411
3,450	FBL Financial Group, Inc., Class – A	117
866	National Western Life Insurance Co., Class – A	118
44,850	Primerica, Inc.	1,042
10,539	Protective Life Corp.	238
12,700	Symetra Financial Corp.	115
		4,252
	Life Sciences Tools & Services — 0.94%
30,002	Affymetrix, Inc. (a)	123
1,300	Bio-Rad Laboratories, Inc., Class – A (a)	125
23,185	Bruker Corp. (a)	288
25,400	eResearchTechnology, Inc. (a)	119
28,200	Harvard Bioscience, Inc. (a)	109
4,752	Illumina, Inc. (a)	145
10,978	Luminex Corp. (a)	233
8,352	MEDTOX Scientific, Inc. (a)	117
6,109	PAREXEL International Corp. (a)	126
6,300	PerkinElmer, Inc.	126
10,843	QIAGEN NV (a)	150
		1,661

Shares	Security Description	Value (000)
	Managed Health Care — 0.33%
2,419	Magellan Health Services, Inc. (a)	$120
14,712	Metropolitan Health Networks, Inc. (a)	110
5,509	Molina Heathcare, Inc. (a)	123
5,769	Triple-S Management Corp., Class – B (a)	115
9,187	Universal American Corp.	117
		585
	Marine — 0.33%
7,755	Alexander & Baldwin, Inc.	317
5,963	International Shipholding Corp.	111
2,423	Kirby Corp. (a)	160
		588
	Marine Ports & Services — 0.07%
7,715	CAI International, Inc. (a)	119
	Metal & Glass Containers — 0.73%
8,371	AptarGroup, Inc.	437
25,641	Crown Holdings, Inc. (a)	861
		1,298
	Mortgage Real Estate Investment Trusts — 0.42%
8,896	Capstead Mortgage Corp.	111
61,050	Chimera Investment Corp.	153
12,326	Dynex Capital, Inc.	112
25,412	Redwood Trust, Inc.	259
5,311	Walter Investment Management Corp.	109
		744
	Movies & Entertainment — 0.20%
8,400	AOL, Inc. (a)	127
28,100	Lions Gate Entertainment Corp. (a)	234
		361
	Multi-line Insurance — 0.35%
12,635	American Financial Group, Inc.	466
5,500	HCC Insurance Holdings, Inc.	151
		617
	Multi-Sector Holdings — 0.05%
3,936	PICO Holdings, Inc. (a)	81
	Multi-Utilities — 0.48%
8,418	Black Hills Corp.	283
3,437	NorthWestern Corp.	123
18,171	PNM Resources, Inc.	331
4,000	Vectren Corp.	121
		858
	Office Real Estate Investment Trusts — 0.76%
4,851	Alexandria Real Estate Equities, Inc.	334
13,500	Brandywine Realty Trust	128
7,033	CommonWealth REIT	117
12,827	Corporate Office Properties Trust	273
6,503	Douglas Emmett, Inc.	119
15,772	Lexington Realty Trust	118
15,037	Mission West Properties, Inc.	136
11,910	Parkway Properties, Inc.	117
		1,342

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Office Services & Supplies — 0.42%
102,106	American Reprographics Co. (a)	$469
8,490	Herman Miller, Inc.	157
7,700	Sykes Enterprises, Inc. (a)	120
		746
	Oil & Gas Drilling — 0.72%
12,354	Atwood Oceanics, Inc. (a)	491
4,230	Noble Corp.	128
17,807	Parker Drilling Co. (a)	128
11,314	Unit Corp. (a)	525
		1,272
	Oil & Gas Equipment & Services — 1.19%
7,199	Complete Production Services, Inc. (a)	241
2,502	Core Laboratories NV	285
5,891	Dril-Quip, Inc. (a)	388
13,528	Matrix Service Co. (a)	128
5,700	Mitcham Industries, Inc. (a)	124
8,051	Natural Gas Services Group, Inc. (a)	116
13,995	Newpark Resources, Inc. (a)	133
6,725	RPC, Inc.	123
1,356	SEACOR Holdings, Inc. (a)	121
15,684	Superior Energy Services, Inc. (a)	446
		2,105
	Oil & Gas Exploration & Production — 2.24%
37,700	Abraxas Petroleum Corp. (a)	124
3,200	Berry Petroleum Co., Class – A	134
8,027	Bill Barrett Corp. (a)	273
4,793	Cabot Oil & Gas Corp.	364
11,300	Carrizo Oil & Gas, Inc. (a)	298
7,100	Comstock Resources, Inc. (a)	109
2,000	Contango Oil & Gas Co. (a)	116
4,604	Continental Resources, Inc. (a)	307
7,600	Denbury Resources, Inc. (a)	115
9,329	Energy Partners Ltd. (a)	136
6,150	GeoResources, Inc. (a)	180
53,425	Kodiak Oil & Gas Corp. (a)	508
18,500	Magnum Hunter Resources Corp. (a)	100
13,030	McMoRan Exploration Co. (a)	190
16,900	Quicksilver Resources, Inc. (a)	113
7,553	Rosetta Resources, Inc. (a)	329
4,900	Stone Energy Corp. (a)	129
10,855	Swift Energy Co. (a)	323
21,114	VAALCO Energy, Inc. (a)	127
		3,975
	Oil & Gas Refining & Marketing — 0.95%
6,300	CVR Energy, Inc. (a)	118
10,889	Delek US Holdings, Inc.	124
11,201	Green Plains Renewable Energy, Inc. (a)	109
36,344	Rex Energy Corp. (a)	537
19,008	World Fuel Services Corp.	798
		1,686

Shares	Security Description	Value (000)
	Oil & Gas Storage & Transportation — 0.12%
7,872	Knightsbridge Tankers Ltd.	$108
11,599	Ship Finance International Ltd.	108
		216
	Packaged Foods & Meats — 0.29%
3,467	Cal-Maine Foods, Inc.	127
14,447	Chiquita Brands International, Inc. (a)	120
13,328	Dole Food Co., Inc. (a)	115
6,041	Smithfield Foods, Inc. (a)	147
		509
	Paper Packaging — 0.17%
19,491	Boise, Inc.	139
6,697	Packaging Corp. of America	169
		308
	Paper Products — 0.20%
7,288	KapStone Paper & Packaging Corp. (a)	115
5,562	Neenah Paper, Inc.	124
8,119	P.H. Glatfelter Co.	115
		354
	Personal Products — 0.13%
10,355	Nutraceutical International Corp. (a)	117
3,881	USANA Health Sciences, Inc. (a)	118
		235
	Pharmaceuticals — 0.67%
3,051	Hi-Tech Pharmacal Co., Inc. (a)	118
6,613	Impax Laboratories, Inc. (a)	133
24,097	Nektar Therapeutics (a)	135
11,400	Obagi Medical Products, Inc. (a)	116
3,571	Par Pharmaceutical Cos., Inc. (a)	117
2,351	Perrigo Co.	229
5,997	The Medicines Co. (a)	112
4,132	ViroPharma, Inc. (a)	113
8,125	Warner Chilcott PLC, Class – A (a)	123
		1,196
	Property & Casualty Insurance — 2.05%
1,943	Alleghany Corp. (a)	554
5,266	American Safety Insurance Holdings Ltd. (a)	115
37,262	Argo Group International Holdings Ltd.	1,079
12,825	Aspen Insurance Holdings Ltd.	340
8,748	Assured Guaranty Ltd.	115
59,192	First American Financial Corp.	750
15,196	Stewart Information Services Corp.	175
31,158	Universal Insurance Holdings, Inc.	112
11,451	W.R. Berkley Corp.	394
		3,634
	Publishing — 0.74%
4,468	Scholastic Corp.	134
61,500	Valassis Communications, Inc. (a)	1,183
		1,317
	Railroads — 0.13%
3,488	Kansas City Southern (a)	237

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Development — 0.07%
8,176	Forestar Group, Inc. (a)	$124
	Real Estate Operating Companies — 0.42%
23,135	MI Developments, Inc., Class – A	740
	Real Estate Services — 0.07%
2,000	Jones Lang LaSalle, Inc.	123
	Regional Banks — 4.80%
3,981	Alliance Financial Corp.	123
11,400	BancorpSouth, Inc.	126
111,652	BBCN Bancorp, Inc. (a)	1,055
3,745	Camden National Corp.	122
78,364	CapitalSource, Inc.	525
19,071	Columbia Banking System, Inc.	367
10,071	Cullen/Frost Bankers, Inc.	533
7,937	First Bancorp, Inc. Maine	122
679	First Citizens BancShares, Inc., Class – A	119
9,334	First Community Bancshares, Inc.	116
9,600	First Interstate BancSystem, Inc.	125
5,218	Great Southern Bancorp, Inc.	123
7,055	Heartland Financial USA, Inc.	108
7,203	IBERIABANK Corp.	355
6,699	International Bancshares Corp.	123
13,847	MainSource Financial Group, Inc.	122
163,137	National Penn Bancshares, Inc.	1,377
7,790	Peoples Bancorp, Inc.	115
7,879	Renasant Corp.	118
5,034	Republic Bancorp, Inc., Class – A	115
117,808	TCF Financial Corp.	1,216
3,005	Texas Capital Bancshares, Inc. (a)	92
8,770	Union First Market Bankshares Corp.	117
16,500	Virginia Commerce Bancorp, Inc. (a)	128
47,122	Webster Financial Corp.	961
6,099	WesBanco, Inc.	119
		8,522
	Reinsurance — 0.15%
3,114	Everest Re Group Ltd.	262
	Research and Consulting Services — 0.25%
18,900	CBIZ, Inc. (a)	115
4,600	ICF International, Inc. (a)	114
7,600	RPX Corp. (a)	96
4,966	VSE Corp.	121
		446
	Residential Real Estate Investment Trusts — 0.51%
5,410	Apartment Investment & Management Co., Class – A	124
7,511	Associated Estates Realty Corp.	120
10,721	Mid-America Apartment Communities, Inc.	670
		914
	Restaurants — 0.59%
244	Biglari Holdings, Inc. (a)	90
3,675	BJ’s Restaurant, Inc. (a)	167

Shares	Security Description	Value (000)
	Restaurants (continued)
4,700	Buffalo Wild Wings, Inc. (a)	$317
3,488	CEC Entertainment, Inc.	120
2,325	Cracker Barrel Old Country Store, Inc.	117
32,200	Denny’s Corp. (a)	121
17,496	Ruby Tuesday, Inc. (a)	121
		1,053
	Retail Real Estate Investment Trusts — 0.34%
5,947	Acadia Realty Trust	120
7,717	CBL & Associates Properties, Inc.	121
10,200	DDR Corp.	124
11,881	Pennsylvania Real Estate Investment Trust	124
12,271	Ramco-Gershenson Properties Trust	121
		610
	Security & Alarm Services — 0.14%
5,224	GeoEye, Inc. (a)	116
4,699	The Brink’s Co.	126
		242
	Semiconductor Equipment — 1.79%
11,362	Advanced Energy Industries, Inc. (a)	122
27,700	Amkor Technology, Inc. (a)	121
6,394	ATMI, Inc. (a)	128
3,053	Cabot Microelectronics Corp. (a)	144
19,677	Cymer, Inc. (a)	979
13,300	Kulicke & Soffa Industries, Inc. (a)	123
50,000	MEMC Electronic Materials, Inc. (a)	197
15,710	Nanometrics, Inc. (a)	289
17,275	Teradyne, Inc. (a)	236
7,180	Tessera Technologies, Inc. (a)	120
24,530	Ultratech, Inc. (a)	603
5,193	Veeco Instruments, Inc. (a)	108
		3,170
	Semiconductors — 3.98%
14,700	Alpha & Omega Semiconductor Ltd. (a)	107
7,544	Altera Corp.	280
5,477	Cavium, Inc. (a)	156
26,840	Cypress Semiconductor Corp.	453
63,650	Diodes, Inc. (a)	1,356
13,350	Ezchip Semiconductor Ltd.	378
29,396	Fairchild Semiconductor International, Inc. (a)	354
24,699	GSI Technology, Inc. (a)	116
1,573	Hittite Microwave Corp. (a)	78
28,849	Integrated Device Technology, Inc. (a)	157
12,600	Integrated Silicon Solution, Inc. (a)	115
18,675	International Rectifier Corp. (a)	363
10,791	IXYS Corp. (a)	117
38,533	Lattice Semiconductor Corp. (a)	229
12,252	Maxim Integrated Products, Inc.	319
13,355	Mellanox Technologies Ltd.	434
10,166	Microsemi Corp. (a)	170
25,130	Monolithic Power Systems, Inc. (a)	379

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
6,050	OmniVision Technologies, Inc. (a)	$74
18,600	ON Semiconductor Corp. (a)	144
46,000	RF Micro Devices, Inc. (a)	248
13,914	Semtech Corp. (a)	345
3,553	Silicon Laboratories, Inc. (a)	154
27,966	Skyworks Solutions, Inc. (a)	454
19,000	TriQuint Semiconductor, Inc. (a)	92
		7,072
	Soft Drinks — 0.17%
2,100	Coca-Cola Bottling Co. Consolidated	123
25,920	Heckmann Corp. (a)	172
		295
	Specialized Consumer Services — 0.27%
4,183	Coinstar, Inc. (a)	191
7,017	Regis Corp.	116
6,251	Sotheby’s	178
		485
	Specialized Finance — 0.53%
5,700	Encore Capital Group, Inc. (a)	121
17,600	Gain Capital Holdings, Inc.	118
3,500	Moody’s Corp.	118
54,947	PHH Corp. (a)	588
		945
	Specialized Real Estate Investment Trusts — 1.17%
14,613	Ashford Hospitality Trust	117
11,502	CubeSmart	123
94,324	DiamondRock Hospitality Co.	909
5,134	LaSalle Hotel Properties	124
7,868	Potlatch Corp.	245
80,685	Strategic Hotels & Resorts, Inc. (a)	433
16,098	Sunstone Hotel Investors, Inc. (a)	131
		2,082
	Specialty Chemicals — 0.86%
5,484	A. Schulman, Inc.	116
5,602	Albemarle Corp.	289
2,400	Innophos Holdings, Inc.	117
3,554	Minerals Technologies, Inc.	201
2,786	NewMarket Corp.	552
3,151	Quaker Chemical Corp.	122
1,523	Stepan Co.	122
		1,519
	Specialty Stores — 0.83%
12,100	Big 5 Sporting Goods Corp.	126
10,019	Tractor Supply Co.	703
7,925	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	515
10,956	West Marine, Inc. (a)	127
		1,471
	Steel — 0.43%
3,900	Allegheny Technologies, Inc.	186
6,797	Carpenter Technology Corp.	350

Shares	Security Description	Value (000)
	Steel (continued)
5,101	Olympic Steel, Inc.	$119
2,600	Schnitzer Steel Industries, Inc., Class – A	110
		765
	Systems Software — 2.02%
7,681	CommVault Systems, Inc. (a)	328
16,129	Fortinet, Inc. (a)	352
5,895	Imperva, Inc.	205
29,250	NetSuite, Inc. (a)	1,186
13,140	OPNET Technologies, Inc.	482
5,620	Progress Software Corp. (a)	109
16,759	Rovi Corp. (a)	412
12,490	Sourcefire, Inc. (a)	404
49,500	TeleCommunication Systems, Inc., Class – A (a)	116
		3,594
	Technology Distributors — 1.11%
17,400	Brightpoint, Inc. (a)	187
7,723	Insight Enterprises, Inc. (a)	118
10,901	PC Connection, Inc.	121
9,985	ScanSource, Inc. (a)	359
13,214	SYNNEX Corp. (a)	403
15,850	Tech Data Corp. (a)	783
		1,971
	Textiles — 0.07%
15,560	Unifi, Inc. (a)	118
	Thrifts & Mortgage Finance — 0.83%
13,944	Astoria Financial Corp.	118
7,100	Bofl Holding, Inc. (a)	115
9,965	Dime Community Bancshares	125
8,200	First Defiance Financial Corp.	120
9,097	Flushing Financial Corp.	115
8,715	OceanFirst Financial Corp.	114
20,456	Provident Financial Services, Inc.	274
13,645	WSFS Financial Corp.	491
		1,472
	Tobacco — 0.07%
2,711	Universal Corp.	125
	Trading Companies & Distributors — 1.57%
9,754	Aircastle Ltd.	124
10,009	Applied Industrial Technologies, Inc.	352
4,994	GATX Corp.	218
54,288	Interline Brands, Inc. (a)	845
8,031	SeaCube Container Leasing Ltd.	119
26,580	United Rentals, Inc. (a)	785
5,112	Watsco, Inc.	336
		2,779
	Trucking — 1.08%
1,425	AMERCO, Inc.	126
44,782	Con-way, Inc.	1,306
5,367	Landstar System, Inc.	257
28,300	Swift Transportation Co. (a)	233
		1,922

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services — 0.54%
21,296	MetroPCS Communications, Inc. (a)	$185
6,327	NII Holdings, Inc. (a)	135
5,600	NTELOS Holding Corp.	114
6,900	SBA Communications Corp., Class – A (a)	296
4,600	Telephone & Data Systems, Inc.	119
8,287	USA Mobility, Inc.	115
		964
	Total Common Stocks	173,868
	Preferred Stock — 0.02%
	Home Furnishings — 0.02%
440	Sealy Corp.	25
	Total Preferred Stock	25
	Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. (a)*	—
	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc. (a)*	—
	Total Rights	—

Shares	Security Description	Value (000)
	Time Deposit — 0.55%
$ 981	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	$981
	Total Time Deposit	981
	Mutual Funds — 0.47%
224,900	Alliance Money Market Fund Prime Portfolio, 0.10% (b)	225
7,994	iShares Russell 2000 Index Fund ETF	589
13,023	SSgA Prime Money Market Fund, 0.07% (b)	13
	Total Mutual Funds	827
	Total Investments (cost $161,451) — 98.99%	175,701
	Other assets in excess of liabilities — 1.01%	1,800
	Net Assets — 100.00%	$177,501

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2011, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Rate disclosed is the rate in effect on December 31, 2011.

ETF — Exchange Traded Fund

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Institutional Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Cupps Capital Management, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	18.57%	17.17%	18.85%	19.86%	23.50%	97.95%
Preferred Stock	—	—	—	0.02%	—	0.02%
Rights	—	—	—	—	0.00%	0.00%
Time Deposit	0.19%	—	0.30%	0.06%	—	0.55%
Mutual Fund	—	0.01%	0.33%	—	0.13%	0.47%
Other Assets (Liabilities)	0.34%	0.00%	0.34%	0.37%	-0.04%	1.01%
Total Net Assets	19.10%	17.18%	19.82%	20.31%	23.59%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks — 97.34%
	Diversified Real Estate Activities — 0.92%
69,600	Coresite Realty Corp.	$1,240
	Diversified Real Estate Investment Trusts — 6.13%
81,800	American Assets Trust, Inc.	1,678
90,900	Excel Trust, Inc.	1,091
27,370	PS Business Parks, Inc.	1,517
52,038	Vornado Realty Trust	3,999
		8,285
	Health Care Facilities — 1.69%
131,440	Brookdale Senior Living, Inc. (a)	2,286
	Hotels, Resorts & Cruise Lines — 4.45%
87,240	Marriott International, Inc., Class – A	2,545
23,800	Starwood Hotels & Resorts Worldwide, Inc.	1,142
61,540	Wyndham Worldwide Corp.	2,328
		6,015
	Office Real Estate Investment Trusts — 17.47%
54,410	Alexandria Real Estate Equities, Inc.	3,753
82,600	Boston Properties, Inc.	8,227
67,690	Digital Realty Trust, Inc.	4,513
191,295	Douglas Emmett, Inc.	3,489
95,070	Kilroy Realty Corp.	3,619
		23,601
	Real Estate Operating Companies — 3.00%
343,340	Forest City Enterprises, Inc., Class – A (a)	4,058
	Residential Real Estate Investment Trusts — 19.14%
74,130	American Campus Communities, Inc.	3,111
39,000	AvalonBay Communities, Inc.	5,093
71,000	BRE Properties, Inc.	3,584
43,500	Camden Property Trust	2,707
156,550	Education Realty Trust, Inc.	1,602
54,250	Equity Lifestyle Properties, Inc.	3,618
244,950	UDR, Inc.	6,148
		25,863
	Retail Real Estate Investment Trusts — 21.79%
107,600	DDR Corp.	1,309
272,790	Glimcher Realty Trust	2,510
71,750	RioCan	1,862
53,677	Saul Centers, Inc.	1,901
126,949	Simon Property Group, Inc.	16,369
88,320	Taubman Centers, Inc.	5,485
		29,436
	Specialized Real Estate Investment Trusts — 17.86%
200,500	HCP, Inc.	8,307
24,780	Health Care REIT, Inc.	1,351
49,600	LaSalle Hotel Properties	1,201
86,030	Public Storage	11,567
38,000	Rayonier, Inc.	1,696
		24,122

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services — 4.89%
109,990	American Tower Corp., Class – A	$6,601
	Total Common Stocks	131,507
	Time Deposit — 3.45%
$ 4,657	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	4,657
	Total Time Deposit	4,657
	Total Investments (cost $109,293) — 100.79%	136,164
	Liabilities in excess of other assets — (0.79)%	(1,062)
	Net Assets — 100.00%	$135,102
(a)	Represents non-income producing security.
REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 61.02%
	Australia — 2.62%
2,379,409	Alumina Ltd. (Aluminum)	$2,713
41,820	Amcor Ltd. (Paper Packaging)	308
85,696	BHP Billiton Ltd. (Diversified Metals & Mining)	3,016
24,870	Boral Ltd. (Construction Materials)	92
4,600	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	55
455,097	Fortescue Metals Group Ltd. (Steel)	1,987
14,266	Iluka Resources Ltd. (Diversified Metals & Mining)	226
55,493	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	177
58,009	Lynas Corp. Ltd. (Diversified Metals & Mining) (a)	62
25,358	Newcrest Mining Ltd. (Gold)	768
12,644	Orica Ltd. (Commodity Chemicals)	313
35,045	Origin Energy Ltd. (Integrated Oil & Gas)	478
11,034	OZ Minerals Ltd. (Diversified Metals & Mining)	113
14,347	Rio Tinto Ltd. (Diversified Metals & Mining)	885
31,041	Santos Ltd. (Oil & Gas Exploration & Production)	389
5,747	Sims Metal Management Ltd. (Steel)	74
20,893	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	654
6,587	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	173
		12,483
	Austria — 0.06%
5,545	OMV AG (Integrated Oil & Gas)	168
3,724	Voestalpine AG (Steel)	105
		273
	Belgium — 0.07%
2,009	Solvay SA (Diversified Chemicals)	166
3,863	Umicore SA (Specialty Chemicals)	159
		325
	Bermuda — 0.15%
62,000	Huabao International Holdings Ltd. (Specialty Chemicals)	32
74,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	105
9,600	Nabors Industries Ltd. (Oil & Gas Drilling) (a)	166
54,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	34
11,239	Seadrill Ltd. (Oil & Gas Drilling)	376
70,000	Sinofert Holdings Ltd. (Fertilizers & Agricultural Chemicals)	20
		733
	Brazil — 1.60%
25,800	Companhia Siderurgica Nacional SA (CSN) (Steel)	207
8,600	Duratex SA (Forest Products)	41
7,300	Fibria Celulose SA (Paper Products)	54

Shares	Security Description	Value (000)
	Brazil (continued)
200	HRT Participacoes em Petroleo SA (Oil & Gas Exploration & Production) (a)	$61
8,600	MMX Mineracao e Metalicos SA (Steel) (a)	31
42,585	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)	311
98,013	Petroleo Brasileiro SA (Integrated Oil & Gas)	1,209
183,200	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	4,553
10,754	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	185
5,822	Usinas Siderurgicas de Minas Gerais SA (Steel)	54
42,889	Vale SA (Steel)	907
		7,613
	Canada — 10.51%
5,700	Agnico-Eagle Mines Ltd. (Gold)	207
5,192	Agrium, Inc. (Fertilizers & Agricultural Chemicals)	349
9,600	ARC Resources Ltd. (Oil & Gas Exploration & Production)	237
10,100	Athabasca Oil Sands Corp. (Oil & Gas Exploration & Production) (a)	124
81,701	Barrick Gold Corp. (Gold)	3,702
3,900	Baytex Energy Corp. (Oil & Gas Exploration & Production)	218
4,800	Bonavista Energy Corp. (Oil & Gas Exploration & Production)	123
13,300	Cameco Corp. (Coal & Consumable Fuels)	240
140,190	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	5,251
16,300	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)	372
24,820	Cenovus Energy, Inc. (Integrated Oil & Gas)	824
5,600	Centerra Gold, Inc. (Gold)	99
8,300	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)	366
18,500	Eldorado Gold Corp. (Gold)	255
24,224	Enbridge, Inc. (Oil & Gas Storage & Transportation)	906
107,942	EnCana Corp. (Oil & Gas Exploration & Production)	2,002
6,000	Enerplus Corp. (Oil & Gas Exploration & Production)	152
298,700	First Quantum Minerals Ltd. (Diversified Metals & Mining)	5,880
4,300	Franco-Nevada Corp. (Gold)	164
88,005	Goldcorp, Inc. (Gold)	3,907
9,100	Husky Energy, Inc. (Integrated Oil & Gas)	219
12,600	IAMGOLD Corp. (Gold)	200
119,700	Imperial Oil Ltd. (Integrated Oil & Gas)	5,324
9,767	Imperial Oil Ltd. (Integrated Oil & Gas)	435
1,800	Inmet Mining Corp. (Diversified Metals & Mining)	116
8,800	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)	156
206,400	Kinross Gold Corp. (Gold)	2,353

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
37,371	Kinross Gold Corp. (Gold)	$427
4,200	Meg Energy Corp. (Oil & Gas Exploration & Production) (a)	171
14,400	New Gold, Inc. (Gold) (a)	145
17,800	Nexen, Inc. (Oil & Gas Exploration & Production)	283
1,600	Niko Resources Ltd. (Oil & Gas Exploration & Production)	76
11,600	Osisko Mining Corp. (Gold) (a)	112
8,600	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)	158
3,500	Pan American Silver Corp. (Precious Metals & Minerals)	77
5,512	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)	161
11,000	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)	116
15,700	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)	311
28,143	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	1,164
7,900	Precision Drilling Corp. (Oil & Gas Drilling) (a)	82
6,200	Progress Energy Resources Corp. (Oil & Gas Exploration & Production)	81
11,630	Silver Wheaton Corp. (Precious Metals & Minerals)	337
368,400	Sino-Forest Corp. (Forest Products) ˆ (a)	127
183,232	Suncor Energy, Inc. (Integrated Oil & Gas)	5,286
33,769	Talisman Energy, Inc. (Oil & Gas Exploration & Production)	430
19,143	Teck Cominco Ltd., Class - B (Diversified Metals & Mining)	675
90,876	Teck Resources Ltd., Class - B (Diversified Metals & Mining)	3,198
4,100	Tourmaline Oil Corp. (Oil & Gas Exploration & Production) (a)	107
23,127	TransCanada Corp. (Oil & Gas Storage & Transportation)	1,011
148,100	Uranium Participation Corp. (Asset Management & Custody Banks) (a)	817
2,900	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)	129
25,100	Yamana Gold, Inc. (Gold)	370
		50,032
	Cayman Islands — 0.03%
64,000	China Resources Cement Holdings Ltd. (Construction Materials)	48
55,000	China Shanshui Cement Group Ltd. (Construction Materials)	37
53,200	China Zhongwang Holdings Ltd. (Aluminum)	18
31,000	Dongyue Group (Specialty Chemicals)	20
54,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	17
		140

Shares	Security Description	Value (000)
	Chile — 0.05%
2,501	Cap SA (Steel)	$92
36,819	Empresas CMPC SA (Paper Products)	135
		227
	China — 1.29%
130,000	Aluminum Corp. of China Ltd., H Shares (Aluminum)	57
36,000	Angang Steel Co. Ltd., H Shares (Steel)	26
40,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	119
36,500	BBMG Corp., H Shares (Construction Materials)	24
516,221	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	3,097
58,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	44
135,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	146
40,000	China Molybdenum Co. Ltd., H Shares (Diversified Metals & Mining)	17
94,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	107
50,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	79
552,515	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	581
112,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	486
26,200	CSG Holding Co. Ltd., Class - B (Construction Materials)	18
20,500	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	102
46,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	99
694,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	865
76,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	25
64,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	137
28,500	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	45
198,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	74
		6,148
	Colombia — 0.09%
9,874	Cementos Argos SA (Construction Materials)	55
138,795	Ecopetrol SA (Integrated Oil & Gas)	302
9,960	Inversiones Argos SA (Construction Materials)	87
		444
	Denmark — 0.05%
7,815	Novozymes A/S, B Shares (Specialty Chemicals)	241
	Finland — 0.08%
4,344	Neste Oil Oyj (Oil & Gas Refining & Marketing)	44
19,714	Stora Enso Oyj, R Shares (Paper Products)	118

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
17,620	UPM-Kymmene Oyj (Paper Products)	$194
		356
	France — 1.07%
9,335	Air Liquide SA (Industrial Gases)	1,155
1,875	Arkema SA (Commodity Chemicals)	133
4,888	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	114
1,151	Imerys SA (Construction Materials)	53
6,795	Lafarge SA (Construction Materials)	239
3,362	Technip SA (Oil & Gas Equipment & Services)	316
60,042	Total SA (Integrated Oil & Gas)	3,069
		5,079
	Germany — 0.83%
30,240	BASF SE (Diversified Chemicals)	2,109
4,765	HeidelbergCement AG (Construction Materials)	202
5,837	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	264
2,819	Lanxess AG (Diversified Chemicals)	146
5,567	Linde AG (Industrial Gases)	828
1,324	Salzgitter AG (Steel)	66
13,076	ThyssenKrupp AG (Steel)	300
530	Wacker Chemie AG (Specialty Chemicals)	43
		3,958
	Hong Kong — 0.24%
588,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	1,029
52,500	Fosun International Ltd. (Steel)	27
52,000	Minmetals Resources Ltd. (Diversified Metals & Mining) (a)	22
98,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	33
29,500	Yingde Gases Group Co. Ltd. (Industrial Gases)	30
		1,141
	Hungary — 0.02%
1,438	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	103
	India — 0.86%
145,050	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (b)*	3,786
24,000	Sterlite Industries (India) Ltd. - Sponsored ADR (Diversified Metals & Mining)	166
22,000	Tata Steel Ltd. - GDR, Registered Shares (Steel)	158
		4,110
	Indonesia — 0.13%
496,000	PT Adaro Energy Tbk (Coal & Consumable Fuels)	97
115,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	20
536,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	129

Shares	Security Description	Value (000)
	Indonesia (continued)
13,500	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	$58
50,500	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	95
85,500	PT International Nickel Indonesia Tbk (Diversified Metals & Mining)	30
102,000	PT Semen Gresik (Persero) Tbk (Construction Materials)	129
28,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	54
		612
	Ireland — 0.60%
115,937	CRH PLC (Construction Materials)	2,304
23,587	CRH PLC (Construction Materials)	469
14,900	James Hardie Industries SE (Construction Materials)	104
		2,877
	Israel — 0.04%
15,077	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	156
78	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals)	49
		205
	Italy — 0.43%
79,122	Eni SpA (Integrated Oil & Gas)	1,639
8,972	Saipem SpA (Oil & Gas Equipment & Services)	382
		2,021
	Japan — 1.29%
5,000	Air Water, Inc. (Industrial Gases)	64
42,000	Asahi Kasei Corp. (Commodity Chemicals)	253
20,000	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	56
10,000	Daicel Corp. (Specialty Chemicals)	61
9,000	Daido Steel Co. Ltd. (Steel)	56
16,000	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	59
3,500	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	62
5,000	Hitachi Metals Ltd. (Steel)	54
700	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	72
72	INPEX Corp. (Oil & Gas Exploration & Production)	454
1,000	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	39
15,300	JFE Holdings, Inc. (Steel)	277
6,000	JSR Corp. (Specialty Chemicals)	111
73,944	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	447
9,000	Kaneka Corp. (Commodity Chemicals)	48
7,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	63
83,000	Kobe Steel Ltd. (Steel)	128
11,500	Kuraray Co. Ltd. (Commodity Chemicals)	164
1,600	Maruichi Steel Tube Ltd. (Steel)	36

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
45,000	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	$248
13,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	72
37,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	101
27,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	82
3,300	Nippon Paper Group, Inc. (Paper Products)	72
168,082	Nippon Steel Corp. (Steel)	419
23,000	Nisshin Steel Co. Ltd. (Steel)	35
5,500	Nitto Denko Corp. (Specialty Chemicals)	197
28,000	Oji Paper Co. Ltd. (Paper Products)	144
13,515	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	666
50,000	Showa Denko K.K. (Diversified Chemicals)	101
6,300	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	42
52,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	190
112,000	Sumitomo Metal Industries Ltd. (Steel)	204
17,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	219
9,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	63
31,000	Teijin Ltd. (Commodity Chemicals)	95
9,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	98
49,000	Toray Industries, Inc. (Commodity Chemicals)	351
17,000	Tosoh Corp. (Commodity Chemicals)	46
5,000	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	68
34,000	Ube Industries Ltd. (Diversified Chemicals)	93
1,400	Yamato Kogyo Co. Ltd. (Steel)	40
		6,150
	Jersey — 0.69%
451,393	Glencore International PLC (Diversified Metals & Mining)	2,747
8,762	Petrofac Ltd. (Oil & Gas Equipment & Services)	196
3,077	Randgold Resources Ltd. (Gold)	315
		3,258
	Luxembourg — 0.76%
28,265	ArcelorMittal (Steel)	517
145,400	ArcelorMittal - NYS (Steel)	2,645
9,629	Subsea 7 SA (Oil & Gas Equipment & Services)	179
16,002	Tenaris SA (Oil & Gas Equipment & Services)	295
		3,636
	Malaysia — 0.06%
28,900	Bumi Armada Berhad (Oil & Gas Equipment & Services) (a)	37
14,300	Lafarge Malayan Cement Berhad (Construction Materials)	32

Shares	Security Description	Value (000)
	Malaysia (continued)
80,900	Petronas Chemicals Group Berhad (Commodity Chemicals)	$158
8,400	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	47
		274
	Mexico — 0.15%
130,334	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	343
4,740	Industrias Penoles SA de CV (Precious Metals & Minerals)	209
24,500	Mexichem SAB de CV (Commodity Chemicals)	76
21,800	Minera Frisco SAB de CV, Class - A1 (Diversified Metals & Mining) (a)	79
		707
	Mongolia — 0.46%
2,912,500	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	2,190
	Netherlands — 1.36%
7,705	Akzo Nobel NV (Diversified Chemicals)	373
2,312	Fugro NV (Oil & Gas Equipment & Services)	134
5,226	Koninklijke DSM NV (Diversified Chemicals)	242
70,100	LyondellBasell Industries NV, Class - A (Specialty Chemicals)	2,278
90,355	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,326
5,716	SBM Offshore NV (Oil & Gas Equipment & Services)	118
		6,471
	Netherlands Antilles — 1.24%
86,562	Schlumberger Ltd. (Oil & Gas Equipment & Services)	5,913
	New Zealand — 0.02%
23,014	Fletcher Building Ltd. (Construction Materials)	110
	Norway — 1.23%
5,625	Aker Solutions ASA (Oil & Gas Equipment & Services)	59
31,855	Norsk Hydro ASA (Aluminum)	148
36,744	Statoil ASA (Integrated Oil & Gas)	944
174,200	Statoil ASA - Sponsored ADR (Integrated Oil & Gas)	4,461
6,484	Yara International ASA (Fertilizers & Agricultural Chemicals)	260
		5,872
	Papua New Guinea — 0.49%
363,559	Oil Search Ltd. (Oil & Gas Exploration & Production)	2,324
	Peru — 0.69%
85,800	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	3,289
	Poland — 0.09%
2,281	Grupa Lotos SA (Oil & Gas Refining & Marketing) (a)	15

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
1,534	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining) (a)	$37
4,918	KGHM Polska Miedz SA (Diversified Metals & Mining)	158
11,268	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	111
62,172	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	74
20,980	Synthos SA (Commodity Chemicals)	27
		422
	Portugal — 0.03%
6,832	CIMPOR-Cimentos de Portugal SGPS SA (Construction Materials)	47
7,840	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	115
		162
	Russia — 1.06%
191,992	Gazprom OAO - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	2,051
18,423	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	975
4,797	Mechel OAO - ADR (Steel)	41
18,450	Mining and Metallurgical Co. Norilsk Nickel - ADR (Diversified Metals & Mining)	283
2,999	NovaTek OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	375
2,171	Novolipetsk Steel - GDR, Registered Shares (Steel)	43
54,591	Rosneft Oil Co. OJSC - GDR, Registered Shares (Integrated Oil & Gas)	360
6,921	Severstal - GDR, Registered Shares (Steel)	79
24,536	Surgutneftegas - Sponsored ADR (Integrated Oil & Gas)	194
8,105	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	240
1,929	TMK OAO - GDR, Registered Shares (Oil & Gas Equipment & Services) *	17
10,100	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	364
		5,022
	South Africa — 1.96%
3,702	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	78
29,182	Anglo Platinum Ltd. (Precious Metals & Minerals)	1,926
12,560	AngloGold Ashanti Ltd. (Gold)	535
30,100	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	1,278
6,196	ArcelorMittal South Africa Ltd. (Steel)	53
4,360	Exxaro Resources Ltd. (Diversified Metals & Mining)	91
23,731	Gold Fields Ltd. (Gold)	367
13,450	Harmony Gold Mining Co. Ltd. (Gold)	158

Shares	Security Description	Value (000)
	South Africa (continued)
16,639	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	$345
2,798	Kumba Iron Ore Ltd. (Steel)	174
6,909	Northam Platinum Ltd. (Precious Metals & Minerals)	26
18,332	Pretoria Portland Cement Co. Ltd (Construction Materials)	62
18,665	Sappi Ltd. (Paper Products) (a)	55
17,979	Sasol Ltd. (Integrated Oil & Gas)	860
70,200	Sasol Ltd. - Sponsored ADR (Integrated Oil & Gas)	3,327
		9,335
	South Korea — 0.52%
1,615	Cheil Industries, Inc. (Diversified Chemicals) (a)	142
1,270	Dongkuk Steel Mill Co. Ltd. (Steel) (a)	23
1,748	GS Holdings (Oil & Gas Refining & Marketing) (a)	77
2,880	Hanwha Chemical Corp. (Commodity Chemicals) (a)	61
1,540	Hanwha Corp. (Commodity Chemicals) (a)	44
490	Honam Petrochemical Corp. (Commodity Chemicals) (a)	127
781	Hyosung Corp. (Commodity Chemicals)	36
1,100	Hyundai Hysco (Steel)	33
1,897	Hyundai Steel Co. (Steel) (a)	158
348	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals) (a)	51
291	Korea Zinc Co. Ltd. (Diversified Metals & Mining) (a)	77
1,680	KP Chemical Corp. (Commodity Chemicals) (a)	21
1,527	LG Chem Ltd. (Commodity Chemicals) (a)	421
539	OCI Co. Ltd. (Diversified Chemicals) (a)	103
2,153	POSCO (Steel)	710
1,541	S-Oil Corp. (Oil & Gas Refining & Marketing)	134
2,056	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing) (a)	253
		2,471
	Spain — 0.18%
3,379	Acerinox SA (Steel)	43
26,127	Repsol YPF SA (Integrated Oil & Gas)	803
		846
	Sweden — 0.15%
9,274	Boliden AB (Diversified Metals & Mining)	136
1,791	Holmen AB, B Shares (Paper Products)	51
7,327	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	180
5,306	SSAB AB, A Shares (Steel)	47
19,573	Svenska Cellulosa AB, B Shares (Paper Products)	290
		704
	Switzerland — 0.86%
281	Givaudan SA - Registered (Specialty Chemicals)	268

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
8,077	Holcim Ltd. - Registered (Construction Materials)	$432
52,200	Noble Corp. (Oil & Gas Drilling)	1,578
69	Sika AG (Specialty Chemicals)	130
3,115	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	912
10,521	Transocean Ltd. (Oil & Gas Drilling)	406
24,900	Weatherford International Ltd. (Oil & Gas Exploration & Production) (a)	365
		4,091
	Thailand — 0.18%
5,100	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	88
48,600	Indorama Ventures Public Co. Ltd. - NVDR (Commodity Chemicals)	45
335,900	IRPC Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	43
39,100	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	209
54,855	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals) (a)	106
28,800	PTT Public Co. Ltd. - NVDR (Integrated Oil & Gas)	291
27,400	Thai Oil Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	51
		833
	Turkey — 0.03%
18,254	Eregli Demir ve Celik Fabrikalari TAS (Erdemir) (Steel)	31
1,506	Koza Altin Isletmeleri AS (Gold)	20
4,252	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	90
		141
	United Kingdom — 7.18%
11,217	AMEC PLC (Oil & Gas Equipment & Services)	158
43,543	Anglo American PLC (Diversified Metals & Mining)	1,608
13,325	Antofagasta PLC (Diversified Metals & Mining)	251
470,645	BG Group PLC (Integrated Oil & Gas)	10,059
133,923	BHP Billiton PLC (Diversified Metals & Mining)	3,904
440,760	BP PLC (Integrated Oil & Gas)	3,152
88,700	BP PLC - Sponsored ADR (Integrated Oil & Gas)	3,791
47,336	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	195
11,011	Essar Energy Ltd. (Oil & Gas Refining & Marketing) (a)	29
8,703	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	86
6,059	Fresnillo PLC (Precious Metals & Minerals)	144
7,254	Johnson Matthey PLC (Specialty Chemicals)	207

Shares	Security Description	Value (000)
	United Kingdom (continued)
7,235	Kazakhmys PLC (Diversified Metals & Mining)	$104
5,474	Lonmin PLC (Precious Metals & Minerals)	83
29,634	Rexam PLC (Metal & Glass Containers)	162
46,937	Rio Tinto PLC (Diversified Metals & Mining)	2,278
86,871	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	3,310
29,296	Tullow Oil PLC (Oil & Gas Exploration & Production)	638
190,409	Vedanta Resources PLC (Diversified Metals & Mining)	3,001
68,326	Xstrata PLC (Diversified Metals & Mining)	1,038
		34,198
	United States — 19.52%
6,976	Air Products & Chemicals, Inc. (Industrial Gases)	594
2,500	Airgas, Inc. (Industrial Gases)	195
34,951	Alcoa, Inc. (Aluminum)	302
3,400	Allegheny Technologies, Inc. (Steel)	163
108,900	Alpha Natural Resources, Inc. (Coal & Consumable Fuels) (a)	2,225
16,380	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)	1,250
12,624	Apache Corp. (Oil & Gas Exploration & Production)	1,143
7,100	Arch Coal, Inc. (Coal & Consumable Fuels)	103
73,110	Baker Hughes, Inc. (Oil & Gas Equipment & Services)	3,556
5,300	Ball Corp. (Metal & Glass Containers)	189
3,500	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	266
42,567	Cameron International Corp. (Oil & Gas Equipment & Services) (a)	2,094
5,200	Celanese Corp., Series A (Specialty Chemicals)	230
2,400	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)	348
170,153	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	3,793
51,780	Chevron Corp. (Integrated Oil & Gas)	5,509
2,900	Cimarex Energy Co. (Oil & Gas Exploration & Production)	180
4,800	Cliffs Natural Resources, Inc. (Steel)	299
3,300	Concho Resources, Inc. (Oil & Gas Exploration & Production) (a)	309
44,105	ConocoPhillips (Integrated Oil & Gas)	3,214
89,700	CONSOL Energy, Inc. (Coal & Consumable Fuels)	3,292
1,500	Continental Resources, Inc. (Oil & Gas Exploration & Production) (a)	100
5,200	Crown Holdings, Inc. (Metal & Glass Containers) (a)	175
13,400	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)	202
13,230	Devon Energy Corp. (Oil & Gas Exploration & Production)	820

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,300	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	$127
22,400	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)	1,474
30,576	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	1,400
4,678	Eastman Chemical Co. (Diversified Chemicals)	183
7,800	Ecolab, Inc. (Specialty Chemicals)	451
25,317	El Paso Corp. (Oil & Gas Storage & Transportation)	673
2,400	Energen Corp. (Oil & Gas Exploration & Production)	120
54,938	EOG Resources, Inc. (Oil & Gas Exploration & Production)	5,412
4,800	EQT Corp. (Oil & Gas Exploration & Production)	263
39,121	Exxon Mobil Corp. (Integrated Oil & Gas)	3,316
2,400	FMC Corp. (Diversified Chemicals)	206
8,000	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)	418
98,389	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	3,620
30,125	Halliburton Co. (Oil & Gas Equipment & Services)	1,040
3,600	Helmerich & Payne, Inc. (Oil & Gas Drilling)	210
10,067	Hess Corp. (Integrated Oil & Gas)	572
7,000	HollyFrontier Corp. (Oil & Gas Refining & Marketing)	164
2,700	International Flavors & Fragrances, Inc. (Specialty Chemicals)	142
13,900	International Paper Co. (Paper Products)	411
2,950	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation)	232
3,700	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)	119
23,445	Marathon Oil Corp. (Integrated Oil & Gas)	686
86,900	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)	2,893
1,500	Martin Marietta Materials, Inc. (Construction Materials)	113
5,700	MeadWestvaco Corp. (Paper Products)	171
17,646	Monsanto Co. (Fertilizers & Agricultural Chemicals)	1,236
6,100	Murphy Oil Corp. (Integrated Oil & Gas)	340
55,129	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)	3,748
4,500	Newfield Exploration Co. (Oil & Gas Exploration & Production) (a)	170
16,254	Newmont Mining Corp. (Gold)	975
5,810	Noble Energy, Inc. (Oil & Gas Exploration & Production)	548
10,600	Nucor Corp. (Steel)	419
47,863	Occidental Petroleum Corp. (Integrated Oil & Gas)	4,485

Shares	Security Description	Value (000)
	United States (continued)
5,500	Owens-Illinois, Inc. (Metal & Glass Containers) (a)	$107
66,500	Peabody Energy Corp. (Coal & Consumable Fuels)	2,202
37,200	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	3,329
4,700	Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (a)	173
5,207	PPG Industries, Inc. (Diversified Chemicals)	435
10,011	Praxair, Inc. (Industrial Gases)	1,070
5,900	QEP Resources, Inc. (Oil & Gas Exploration & Production)	173
5,400	Range Resources Corp. (Oil & Gas Exploration & Production)	334
2,300	Rock-Tenn Co., Class - A (Paper Packaging)	133
4,300	Rowan Cos., Inc. (Oil & Gas Drilling) (a)	130
5,400	Sealed Air Corp. (Paper Packaging)	93
4,100	Sigma-Aldrich Corp. (Specialty Chemicals)	256
5,700	Southern Copper Corp. (Diversified Metals & Mining)	172
83,454	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a)	2,666
21,400	Spectra Energy Corp. (Oil & Gas Storage & Transportation)	658
4,100	Sunoco, Inc. (Oil & Gas Refining & Marketing)	168
111,600	Tesoro Corp. (Oil & Gas Refining & Marketing) (a)	2,607
38,704	The Dow Chemical Co. (Diversified Chemicals)	1,113
37,671	The Mosaic Co. (Fertilizers & Agricultural Chemicals)	1,900
3,000	The Sherwin-Williams Co. (Specialty Chemicals)	268
19,364	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	639
30,000	Tidewater, Inc. (Oil & Gas Equipment & Services)	1,479
70,900	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (a)	2,101
4,800	United States Steel Corp. (Steel)	127
19,100	Valero Energy Corp. (Oil & Gas Refining & Marketing)	402
4,300	Vulcan Materials Co. (Construction Materials)	169
20,800	Walter Energy, Inc. (Diversified Metals & Mining)	1,260
40,200	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (a)	1,877
		92,929
	Total Common Stocks	290,469

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 1.33%
	Brazil — 1.28%
7,900	Bradespar SA - Preferred (Steel)	$134
5,500	Braskem SA - Preferred, Class - A (Commodity Chemicals)	38
29,900	Gerdau SA - Preferred (Steel)	233
15,700	Klabin SA - Preferred (Paper Packaging)	67
9,600	Metalurgica Gerdau SA - Preferred (Steel)	92
138,329	Petroleo Brasileiro SA - Preferred (Integrated Oil & Gas)	1,594
15,900	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Steel)	87
65,951	Vale SA - Preferred, Class - A (Steel)	1,338
121,500	Vale SA - Sponsored ADR (Steel)	2,503
		6,086
	Chile — 0.04%
3,171	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Fertilizers & Agricultural Chemicals)	171
	Russia — 0.01%
53	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation) *	67
	South Korea — 0.00%
251	LG Chem Ltd. - Preferred (Commodity Chemicals)	23
	Total Preferred Stocks	6,347
	Corporate Bonds — 1.47%
$400	Citigroup, Inc., 6.50%, 8/19/13 (Other Diversified Financial Services)	416
1,000	Citigroup, Inc., MTN, 5.50%, 10/15/14 (Other Diversified Financial Services)	1,028
700	Credit Suisse USA, Inc., 5.38%, 3/2/16 (Thrifts & Mortgage Finance)	740
1,000	Fuel Trust, 3.98%, 6/15/16 (Thrifts & Mortgage Finance) (b)	1,000
700	Georgia Pacific LLC, 7.13%, 1/15/17 (Paper Products)	726
1,400	HSBC Finance Corp., 0.65%, 1/15/14 (Other Diversified Financial Services) (c)	1,290
1,000	Morgan Stanley, MTN, 6.00%, 5/13/14 (Investment Banking & Brokerage)	1,010
800	SLM Corp., MTN, 6.25%, 1/25/16 (Other Diversified Financial Services)	778
	Total Corporate Bonds	6,988
	Asset Backed Securities — 1.07%
1,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 3.03%, 8/15/18 (b)(c)	1,049
2,000	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.38%, 5/16/16 (b)(c)	2,012
500	Commercial Industrial Finance Corp., Series 2006-2A, Class A1L, 0.79%, 3/1/21 (b)(c)	473

Shares or Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$600	Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 0.70%, 5/10/21 (b)(c)	$549
747	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11, Class A2D, 0.63%, 11/25/35 (c)	618
388	Olympic CLO Ltd., Series 2004-1A, Class A1L, 0.94%, 5/15/16 (b)(c)	381
	Total Asset Backed Securities	5,082
	Collateralized Mortgage Obligations — 1.82%
974	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.99%, 9/25/34 (c)	761
700	DBUBS Mortgage Trust, Series 2011-LC2A, Class A2, 3.39%, 6/10/16 (b)	724
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.32%, 3/6/20 (b)(c)	991
700	Gosforth Funding PLC, Series 2011-1, Class A2, 2.43%, 4/24/47 (c)	1,063
153	Granite Mortgages PLC, Series 2004-2, Class 2A1, 1.70%, 6/20/44 (c)	188
969	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1, 3.85%, 6/15/15 (b)	1,013
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A2, 3.67%, 1/15/18 (b)	1,042
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 5/15/16 (b)	1,032
801	Thornburg Mortgage Securities Trust, Series 2007-1, Class A3A, 0.36%, 3/25/37 (c)	794
1,060	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	1,051
	Total Collateralized Mortgage Obligations	8,659
	Certificate of Deposit — 0.19%
900	Dexia Credit Local SA NY, 0.82%, 3/22/12 (c)	899
	Total Certificate of Deposit	899
	U.S. Government Agency Securities — 0.65%
1,000	Fannie Mae, 2.50%, 2/10/20 (d)	1,002
900	Fannie Mae, 6.32%, 6/15/27	922
1,100	Tennessee Valley Authority, 0.00%, 4/15/42 (d)	1,154
	Total U.S. Government Agency Securities	3,078
	U.S. Treasury Obligations — 4.84%
17	U.S. Treasury Bills, 0.02%, 3/15/12 (e)	17
1,720	U.S. Treasury Bills, 0.03%, 3/22/12 (e)	1,720
6,400	U.S. Treasury Bills, 0.03%, 3/29/12 (e)	6,400
910	U.S. Treasury Bills, 0.03%, 4/5/12 (e)	910
4,300	U.S. Treasury Bills, 0.07%, 4/19/12 (e)	4,300
1,000	U.S. Treasury Bills, 0.06%, 4/26/12 (e)	1,000

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
1,000	U.S. Treasury Bills, 0.06%, 5/3/12 (e)	$1,000
800	U.S. Treasury Bills, 0.04%, 5/17/12 (e)	800
4,100	U.S. Treasury Bills, 0.05%, 6/14/12 (e)	4,099
1,700	U.S. Treasury Bills, 0.04%, 6/21/12 (e)	1,699
200	U.S. Treasury Bills, 0.05%, 6/28/12 (e)	200
900	U.S. Treasury Note, 4.88%, 2/15/12	905
	Total U.S. Treasury Obligations	23,050
	Yankee Dollars — 0.89%
	Norway — 0.08%
400,000	Nordea Eiendomskreditt AS (Diversified Banks) (b)	390
	Switzerland — 0.15%
750,000	UBS AG Stamford CT (Diversified Banks)	730
	United Kingdom — 0.43%
1,000,000	Barclays Bank PLC, Series 1 (Diversified Banks)	1,036
1,000,000	HSBC Bank PLC (Diversified Banks) (b)	986
		2,022
	United States — 0.23%
1,000,000	Merrill Lynch & Co., Series E (Investment Banking & Brokerage) (c)	1,113
	Total Yankee Dollars	4,255
	Time Deposit — 1.22%
$5,830	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	5,830
	Total Time Deposit	5,830
	Mutual Fund — 0.09%
419,221	Alliance Money Market Fund Prime Portfolio, 0.10% (f)	419
	Total Mutual Fund	419
	Call Options Purchased — 0.02%
	United States — 0.02%
10	Corn Future Expiring November, 2012 at $700	14
3	Crude Oil Future Expiring June, 2012 at $140	4
5	Crude Oil Future Expiring November, 2015 at $145	23
48	Natural Gas Future Expiring February, 2012 at $4	6
7	Natural Gas Future Expiring December, 2012 at $4	28
	Total Call Options Purchased	75
	Put Options Purchased — 0.02%
	United States — 0.02%
4	Copper Future Expiring June, 2012 at $7,000	51
300	Gold Future Expiring August, 2012 at $1,565	33
100	Gold Future Expiring August, 2012 at $1,650	16

Shares or Principal Amount (000)	Security Description	Value (000)
	United States (continued)
8	Heating Oil Future Expiring March, 2012 at $225	$5
	Total Put Options Purchased	105
	Repurchase Agreements — 23.15%
21,800	Bank of America, 0.04%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $21,800,097 collateralized by U.S. Government Agency Securities, 0.50 - 5.25%, 8/1/12 - 10/17/16 fair value $22,236,656)	$21,800
4,100	Bank of Nova Scotia, 0.05%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $4,100,023 collateralized by U.S. Treasury Note, 1.50%, 7/31/16 fair value $4,164,892)	4,100
20,200	BNP Paribas, 0.05%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $20,200,112 collateralized by U.S. Government Agency Securities, 3.50 -5.00%, 2/20/26 - 2/15/40 fair value $20,604,002)	20,200
4,100	BNP Paribas, 0.15%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $4,100,068 collateralized by U.S. Government Agency Security, 5.00%, 7/1/35 fair value $4,230,614)	4,100
3,300	Credit Suisse Securities, 0.05%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $3,300,018 collateralized by U.S. Treasury Note, 0.38%, 6/30/13 fair value $3,368,531)	3,300
4,100	Deutsche Bank Securities, Inc., 0.03%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $4,100,014 collateralized by U.S. Treasury Bond, 5.00%, 5/15/37 fair value $4,163,869)	4,100
15,000	Deutsche Bank Securities, Inc., 0.06%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $15,000,100 collateralized by U.S. Government Agency Security, 0.00%, 6/27/12 fair value $15,300,705)	15,000
21,200	JPMorgan Securities LLC, 0.04%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $21,200,094 collateralized by U.S. Government Agency Securities, 2.48 - 2.51%, 7/31/41 fair value $21,028,366)	21,200
4,100	JPMorgan Securities LLC, 0.07%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $4,100,032 collateralized by U.S. Government Agency Security, 0.87%, 9/12/14 fair value $4,163,055)	4,100
4,100	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $4,100,027 collateralized by U.S. Treasury Note, 0.25%, 12/15/14 fair value $4,182,888)	4,100

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	United States (continued)
4,100	RBS Securities, Inc., 0.06%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $4,100,027 collateralized by U.S. Government Agency Security, 0.88%, 12/27/13 fair value $4,175,645)	$4,100
4,100	UBS Securities LLC, 0.04%, 1/3/12, (Purchased on 12/30/11, proceeds at maturity $4,100,018 collateralized by U.S. Treasury Note, 3.38%, 6/30/13 fair value $4,121,425)	4,100
	Total Repurchase Agreements	110,200
	Total Investments (cost $467,953) — 97.78%	465,456
	Other assets in excess of liabilities — 2.22%	10,566
	Net Assets — 100.00%	$476,022
*	Security was fair valued on December 31, 2011, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
ˆ	Security was fair valued on December 31, 2011, and represents a Level 3 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2011.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2011.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The rate disclosed is the rate in effect on December 31, 2011.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Commodity Returns Strategy Portfolio	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	PIMCO	SSgA Funds Management, Inc. - Commodity Stock Index	Total
Common Stocks	29.87%	0.17%	—	30.98%	61.02%
Preferred Stocks	0.52%	—	—	0.81%	1.33%
Corporate Bonds	—	—	1.47%	—	1.47%
Asset Backed Securities	—	—	1.07%	—	1.07%
Collateralized Mortgage Obligations	—	—	1.82%	—	1.82%
Certificate of Deposit	—	—	0.19%	—	0.19%
US Government Agency Securities	—	—	0.65%	—	0.65%
US Treasury Obligations	—	—	4.84%	—	4.84%
Yankee Dollars	—	—	0.89%	—	0.89%
Time Deposit	1.08%	0.07%	0.07%	—	1.22%
Mutual Fund	—	—	—	0.09%	0.09%
Call Options Purchased	—	0.02%	—	—	0.02%
Put Options Purchased	—	0.01%	0.01%	—	0.02%
Repurchase Agreements	—	16.43%	6.72%	—	23.15%
Other Assets (Liabilities)	0.08%	1.70%	0.21%	0.23%	2.22%
Total Net Assets	31.55%	18.40%	17.94%	32.11%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
35	Brent Crude Future	$3,758	Jan-12	$(75)
(8)	Brent Crude Future	(848)	May-12	69
(7)	Brent Crude Future	(695)	Nov-13	(21)
14	Coffee Robusta Future	253	Apr-12	(7)
69	Corn Future	2,230	Mar-12	(71)
62	Corn Future	2,050	Jul-12	(5)
(42)	Corn Future	(1,231)	Dec-12	2
29	Cotton No. 2 Future	1,331	Mar-12	(111)
(16)	Crude Oil Future	(58)	May-12	15
8	Crude Oil Future	69	May-12	(7)
23	Gas Oil Future	2,125	Jan-12	(58)
9	Gas Oil Future	826	Feb-12	(3)
9	Gas Oil Future	14	Apr-12	(4)
(8)	Gas Oil Future	(717)	Dec-12	2
5	Gasoline RBOB Future	558	Mar-12	2
10	Gasoline RBOB Future	1,151	Jun-12	24
2	Gold Future	314	Feb-12	(16)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Long/(Short) Futures (continued)

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
113	Gold Future	$17,734	Apr-12	$(390)
(1)	Heating Oil Future	(122)	Feb-12	4
12	Heating Oil Future	1,434	Jun-12	(15)
27	Lean Hogs Futue	947	Apr-12	(79)
24	Lean Hogs Futue	917	Jun-12	(3)
48	Live Cattle Future	2,409	May-12	(5)
27	Live Cattle Future	1,345	Jul-12	(9)
45	London Metal Exchange Copper Future	8,561	Jun-12	120
8	London Metal Exchange Copper Future	1,524	Dec-12	(349)
20	London Metal Exchange Lead Future	1,017	Mar-12	45
26	London Metal Exchange Nickel Future	2,920	Mar-12	43
40	London Metal Exchange Primary Aluminum Future	2,045	Jun-12	(213)
22	London Metal Exchange Primary Aluminum Future	1,152	Dec-12	(415)
82	London Metal Exchange Zinc Future	3,819	Jun-12	(46)
11	Mill Wheat Euro Future	144	Jan-12	1
25	Mill Wheat Euro Future	316	Mar-12	13
33	Nautral Gas Future	986	Jan-12	(62)
9	Nautral Gas Future	271	Feb-12	(87)
17	Nautral Gas Future	660	Dec-12	(269)
41	Platinum Future	2,880	Apr-12	(313)
19	Silver Future	2,652	Mar-12	(353)
22	Soybean Future	1,329	Mar-12	51
38	Sugar No. 11 Future	992	Mar-12	(101)
(32)	UK Natural Gas Future	(783)	Jan-12	154
(20)	UK Natural Gas Future	(523)	Feb-12	43
(4)	UK Natural Gas Future	(104)	Apr-12	21
(4)	UK Natural Gas Future	(100)	May-12	18
(3)	UK Natural Gas Future	(87)	Sep-12	—
(3)	UK Natural Gas Future	(90)	Oct-12	(1)
(6)	UK Natural Gas Future	(196)	Nov-12	(1)
9	Wheat Future	323	Mar-12	(9)
36	Wheat Future	1,175	Mar-12	60
10	Wheat Future	366	Jul-12	25
(24)	Wheat Future	(824)	Jul-12	3
(31)	Wheat Future	(1,116)	Dec-12	(3)
42	WTI Crude Future	4,151	Jan-12	(42)
58	WTI Crude Future	5,770	May-12	544
26	WTI Crude Future	2,551	Nov-12	(320)
8	WTI Crude Future	758	Nov-13	60
				$(2,144)
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
47,065	Brazilian Real	Barclays Bank	1/4/12	$24	$25	$1
47,065	Brazilian Real	Goldman Sachs	3/2/12	26	25	(1)
482,000	Canadian Dollar	Deutsche Bank	2/9/12	472	473	1
3,198,000	Chinese Renminbi	Barclays Bank	6/1/12	500	507	7
3,180,250	Chinese Renminbi	Barclays Bank	6/1/12	500	504	4
130,000	Euro	Barclays Bank	1/17/12	169	168	(1)
100,000	Euro	Barclays Bank	1/17/12	130	129	(1)
1,032,000	Euro	Barclays Bank	1/17/12	1,348	1,336	(12)
40,560,000	Indian Rupee	JP Morgan Chase	7/12/12	873	740	(133)
642,900,000	Korean Won	Barclays Bank	2/27/12	575	558	(17)
2,113,150	Malaysian Ringgit	JP Morgan Chase	4/23/12	697	664	(33)
8,358,115	Mexican Peso	JP Morgan Chase	3/15/12	625	595	(30)
845,231	Singapore Dollar	JP Morgan Chase	2/10/12	648	652	4
	Total Currencies Purchased			$6,587	$6,376	$(211)
	Currencies Sold
430,000	Australian Dollar	JP Morgan Chase	2/23/12	$423	$437	$(14)
130,000	Australian Dollar	Barclays Bank	2/23/12	128	132	(4)
169,000	Australian Dollar	Barclays Bank	2/23/12	166	172	(6)
130,000	Australian Dollar	Barclays Bank	2/23/12	130	132	(2)
47,065	Brazilian Real	Goldman Sachs	1/4/12	26	25	1
727,000	British Pound Sterling	JP Morgan Chase	3/12/12	1,140	1,128	12
1,630,000	Euro	JP Morgan Chase	1/17/12	2,216	2,109	107
853,000	Euro	Deutsche Bank	1/17/12	1,189	1,104	85
10,200,000	Indian Rupee	Barclays Bank	7/12/12	200	186	14
2,556,500	Indian Rupee	JP Morgan Chase	7/12/12	50	47	3
8,492,983	Indian Rupee	JP Morgan Chase	7/12/12	166	155	11
2,553,500	Indian Rupee	JP Morgan Chase	7/12/12	50	47	3
5,318,000	Indian Rupee	Barclays Bank	7/12/12	100	97	3
2,230,800	Indian Rupee	Goldman Sachs	7/12/12	40	41	(1)
3,333,000	Indian Rupee	JP Morgan Chase	7/12/12	60	61	(1)
2,575,600	Indian Rupee	Barclays Bank	7/12/12	47	47	—
3,299,540	Indian Rupee	Deutsche Bank	7/12/12	59	60	(1)
52,936,000	Japanese Yen	Deutsche Bank	1/13/12	690	688	2
224,740,000	Korean Won	Barclays Bank	2/27/12	200	195	5
114,200,000	Korean Won	Barclays Bank	2/27/12	100	99	1
116,675,000	Korean Won	Barclays Bank	2/27/12	100	101	(1)
174,750,000	Korean Won	Barclays Bank	2/27/12	150	152	(2)
11,655,000	Korean Won	Goldman Sachs	2/27/12	10	10	—
2,073,500	Malaysian Ringgit	JP Morgan Chase	4/23/12	650	651	(1)
39,647	Malaysian Ringgit	Barclays Bank	4/23/12	12	12	—
484,052	Singapore Dollar	JP Morgan Chase	2/10/12	373	373	—
256,708	Singapore Dollar	Barclays Bank	2/10/12	200	198	2
32,544	Singapore Dollar	Deutsche Bank	2/10/12	25	25	—
32,548	Singapore Dollar	Barclays Bank	2/10/12	25	25	—
39,222	Singapore Dollar	Barclays Bank	2/10/12	30	30	—
	Total Currencies Sold			$8,755	$8,539	$216
	Net Unrealized Appreciation/(Depreciation)					$5

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(490)	Put - Interest Rate Option U.S. Dollar 1 – Year Interest	$2	$(24)	$(7)	Jul-13	$17
(5)	Call – Corn Future Option	950	(4)	(1)	Nov-12	3
(10)	Put – Corn Future Option	600	(26)	(36)	Nov-12	(10)
(5)	Put – Crude Oil Future Option	70	(37)	(44)	Nov-15	(7)
(8)	Put – Crude Oil Future Option	80	(17)	(5)	Mar-12	12
(3)	Call – Gasoline RBOB Future Option	350	(9)	(5)	May-12	4
(4)	Put – London Metal Exchange Copper Option	6,000	(33)	(22)	Jun-12	11
(23)	Call – Natural Gas Future Option	5	(12)	—	Feb-12	12
(7)	Call – Natural Gas Future Option	5	(10)	(15)	Feb-12	(5)
(300)	Put – Platinum Future Option	1,565	(26)	(70)	Aug-12	(44)
(100)	Put – Platinum Future Option	1,650	(13)	(30)	Aug-12	(17)
	Net Unrealized Appreciation/(Depreciation)		$(211)	$(235)		$(24)

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs International, based on the S&P GSCI Grain Index (a)	$2,261	$—	$143	2/29/12	$143
Interest Rate Swap Agreement with Goldman Sachs International, based on the S&P GSCI Grain Index (a)	3,567	—	227	11/30/12	227
Variance Swap Agreement with JPMorgan Chase Bank, based on the Natural Gas Index (b)	70	—	—	1/26/12	—
Variance Swap Agreement with JPMorgan Chase Bank, based on the Natural Gas Index (b)	100	—	—	1/26/12	—
Variance Swap Agreement with JPMorgan Chase Bank, based on the Gold Index (b)	910	—	(30)	1/13/12	(30)
Variance Swap Agreement with Deutsche Bank, based on the Crude Oil Index (b)	110	—	12	1/17/12	12
Variance Swap Agreement with Deutsche Bank, based on the Gold Index (b)	480	—	(16)	1/18/12	(16)
Variance Swap Agreement with Goldman Sachs International, based on the Gold Index (b)	150	—	(2)	3/6/12	(2)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	16,700	—	—	1/27/12	—
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	45,270	—	(5)	1/27/12	(5)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	11,420	(7)	(2)	1/27/12	5
Commodity Swap Agreement with Barclays Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	10,250	—	3	1/27/12	3
Commodity Swap Agreement with Deutsche Bank, based on the Wheat Index (b)	(221)	—	110	10/19/12	110
Commodity Swap Agreement with Deutsche Bank, based on the Calcium Index (b)	6	—	(99)	10/19/12	(99)
Commodity Swap Agreement with Deutsche Bank, based on the Gold Index (b)	—	—	62	1/30/12	62

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Commodity Swap Agreement with Deutsche Bank, based on the Platinum Index (b)	$—	$—	$(12)	3/29/12	$(12)
Commodity Swap Agreement with Barclays Bank, based on the Dated Brent Index (b)	12	—	(44)	12/31/12	(44)
Commodity Swap Agreement with Barclays Bank, based on the Argus Eurobob Barges FOB Rotterdam Index (b)	(3)	—	13	12/31/12	13
Commodity Swap Agreement with Barclays Bank, based on the 1% Fuel Cargoes FOB N.W.E. Index (b)	(4)	—	12	12/31/12	12
Commodity Swap Agreement with Barclays Bank, based on the Jet CIF N.W.E. Index (b)	(1)	—	5	12/31/12	5
Commodity Swap Agreement with Barclays Bank, based on the Jet CIF N.W.E. Index (b)	(1)	—	—	12/31/12	—
Commodity Swap Agreement with Barclays Bank, based on the Dated Brent Index (b)	12	—	1	12/31/12	1
Commodity Swap Agreement with Barclays Bank, based on the ICE Gasoil Index (b)	(4)	—	9	12/31/12	9
Commodity Swap Agreement with Barclays Bank, based on the ICE Gasoil Index (b)	(4)	—	(3)	12/31/12	(3)
Commodity Swap Agreement with Barclays Bank, based on the Total Margin Index (b)	(12)	—	(2)	12/31/12	(2)
Commodity Swap Agreement with Barclays Bank, based on the Total Margin Index (b)	(12)	—	1	12/31/12	1
Commodity Swap Agreement with Barclays Bank, based on the 1% Fuel Cargoes FOB N.W.E. Index (b)	(4)	—	(2)	12/31/12	(2)
Commodity Swap Agreement with Barclays Bank, based on the Argus Eurobob Barges FOB Rotterdam Index (b)	(3)	—	1	12/31/12	1
		$(7)	$382		$389
(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity widen.
(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity widen.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.97%
	Australia — 1.04%
223,704	Alumina Ltd. (Aluminum)	$255
128,243	Coca-Cola Amatil Ltd. (Soft Drinks)	1,509
25,880	CSL Ltd. (Biotechnology)	847
113,043	Iluka Resources Ltd. (Diversified Metals & Mining)	1,792
187,424	Myer Holdings Ltd. (Apparel, Accessories & Luxury Goods)	371
51,936	Newcrest Mining Ltd. (Gold)	1,572
975,038	Telstra Corp. Ltd. (Integrated Telecommunication Services)	3,320
357,665	Treasury Wine Estates Ltd. (Distillers & Vintners)	1,346
		11,012
	Austria — 0.22%
24,808	Andritz AG (Industrial Machinery)	2,058
7,323	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	290
		2,348
	Belgium — 1.74%
300,893	Anheuser-Busch InBev NV (Brewers)	18,420
	Bermuda — 0.30%
94,789	Seadrill Ltd. (Oil & Gas Drilling)	3,171
	Brazil — 0.19%
22,000	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	367
93,100	Hypermarcas SA (Personal Products)	425
125,800	Tele Norte Leste Participacoes SA – Sponsored ADR (Integrated Telecommunication Services)	1,196
		1,988
	Canada — 3.65%
74,700	Barrick Gold Corp. (Gold)	3,380
184,200	CAE, Inc. (Aerospace & Defense)	1,789
118,300	Cameco Corp. (Coal & Consumable Fuels)	2,139
867	Canadian National Railway Co. (Railroads)	68
209,313	Canadian Pacific Railway Ltd. (Railroads)	14,164
104,600	Cenovus Energy, Inc. (Integrated Oil & Gas)	3,474
150,500	Centerra Gold, Inc. (Gold) (a)	2,660
91,600	EnCana Corp. (Oil & Gas Exploration & Production)	1,699
31,000	First Quantum Minerals Ltd. (Diversified Metals & Mining)	610
58,700	Inmet Mining Corp. (Diversified Metals & Mining)	3,775
23,300	Intact Financial Corp. (Property & Casualty Insurance)	1,339
16,000	Onex Corp. (Multi-Sector Holdings)	521
88,200	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,728

Shares	Security Description	Value (000)
	Canada (continued)
22,700	Telus Corp. (Integrated Telecommunication Services)	$1,218
		38,564
	Cayman Islands — 0.09%
756,100	MGM China Holdings Ltd. (Casinos & Gaming) (a)(b)	989
	China — 2.52%
92,752	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (b)	10,803
3,940,613	Bank of China Ltd., H Shares (Diversified Banks)	1,451
314,846	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,889
1,452,200	China Resources Land Ltd. (Real Estate Development)	2,334
1,854,058	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,101
37,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,769
85,700	Tencent Holdings Ltd. (Internet Software & Services)	1,722
1,744,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,513
		26,582
	Curaçao — 0.51%
78,931	Schlumberger Ltd. (Oil & Gas Equipment & Services)	5,392
	Denmark — 0.43%
26,855	Novo Nordisk A/S, Class – B (Pharmaceuticals)	3,087
179,522	TDC A/S (Integrated Telecommunication Services)	1,440
		4,527
	Finland — 0.40%
168,976	Sampo Oyj, A Shares (Multi-line Insurance)	4,192
	France — 10.39%
14,798	Accor SA (Hotels, Resorts & Cruise Lines)	375
73,485	Air Liquide SA (Industrial Gases)	9,090
317,293	AXA SA (Multi-line Insurance)	4,125
215,036	BNP Paribas (Diversified Banks)	8,446
66,770	Bouygues SA (Construction & Engineering)	2,104
19,700	Compagnie de Saint-Gobain (Building Products)	756
8,900	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	526
195,642	Danone SA (Packaged Foods & Meats)	12,297
100,405	GDF Suez (Multi-Utilities)	2,744
46,215	JC Decaux SA (Advertising) (b)	1,064
6,337	L'Oréal SA (Personal Products)	662
205,648	Legrand SA (Electrical Components & Equipment) (a)	6,613
25,501	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	3,610

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
177,271	Pernod Ricard SA (Distillers & Vintners)	$16,439
132,774	Sanofi-Aventis (Pharmaceuticals)	9,751
199,264	Schneider Electric SA (Electrical Components & Equipment)	10,490
59,162	Societe Generale (Diversified Banks)	1,317
83,259	Technip SA (Oil & Gas Equipment & Services)	7,825
17,121	Total SA (Integrated Oil & Gas)	875
39,325	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	7,069
47,079	Vinci SA (Construction & Engineering)	2,057
17,173	Zodiac Aerospace (Aerospace & Defense)	1,455
		109,690
	Germany — 9.01%
34,651	Allianz SE (Multi-line Insurance)	3,314
210,064	Bayer AG (Pharmaceuticals)	13,429
18,876	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,265
93,942	Beiersdorf AG (Personal Products)	5,327
5,900	Bilfinger Berger SE (Construction & Engineering)	503
68,909	Brenntag AG (Trading Companies & Distributors) (a)	6,416
103,503	Daimler AG (Automobile Manufacturers)	4,543
23,288	Deutsche Bank AG (Diversified Capital Markets)	887
40,270	Deutsche Boerse AG (Specialized Finance) (b)	2,111
411,395	Deutsche Post AG (Air Freight & Logistics)	6,325
64,451	HeidelbergCement AG (Construction Materials)	2,735
164,111	Linde AG (Industrial Gases)	24,413
79,139	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	9,707
90,767	SAP AG (Application Software)	4,798
96,986	Siemens AG (Industrial Conglomerates)	9,280
		95,053
	Greece — 0.23%
271,140	OPAP SA (Casinos & Gaming)	2,396
	Hong Kong — 6.95%
5,774,900	AIA Group Ltd. (Life & Health Insurance) (a)	18,032
767,662	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,819
76,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	445
505,800	China Mobile Ltd. (Wireless Telecommunication Services)	4,943
932,721	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (b)	1,710
284,118	Hang Seng Bank Ltd. (Diversified Banks)	3,371
551,600	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	2,741

Shares	Security Description	Value (000)
	Hong Kong (continued)
1,456,497	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	$3,376
430,630	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,955
304,000	Li & Fung Ltd. (Distributors)	563
1,327,987	NWS Holdings Ltd. (Industrial Conglomerates)	1,956
4,770,434	Sands China Ltd. (Casinos & Gaming) (b)	13,483
3,457,801	Sino Land Co. Ltd. (Real Estate Development)	4,924
557,000	SJM Holdings Ltd. (Casinos & Gaming)	909
313,759	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	3,933
67,500	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	815
143,000	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	527
127,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	574
250,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	760
2,615,288	Wynn Macau Ltd. (Casinos & Gaming)	6,567
		73,403
	India — 0.15%
18,500	HDFC Bank Ltd. – Sponsored ADR (Diversified Banks)	486
24,300	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	642
16,800	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) *	439
		1,567
	Ireland — 0.70%
42,768	CRH PLC (Construction Materials)	850
152,900	Ryanair Holdings PLC – Sponsored ADR (Airlines) (b)	4,260
372,001	Smurfit Kappa Group PLC (Paper Packaging) (b)	2,249
		7,359
	Italy — 0.68%
486,746	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (b)	4,173
675,682	Snam Rete Gas SpA (Gas Utilities)	2,978
		7,151
	Japan — 14.06%
157,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,885
42,900	Canon, Inc. (Office Electronics)	1,901
85,300	Denso Corp. (Auto Parts & Equipment)	2,357
21,500	Fanuc Ltd. (Industrial Machinery)	3,291
6,500	Fast Retailing Co. Ltd. (Apparel Retail)	1,183
15,600	Hamamatsu Photonics K.K. (Electronic Components)	546
967,000	Haseko Corp. (Homebuilding) (b)	641
655,000	Hitachi Ltd. (Electronic Equipment & Instruments)	$3,439

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
538,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	16,416
2,945	Japan Tobacco, Inc. (Tobacco)	13,854
329,000	JGC Corp. (Construction & Engineering)	7,901
311,600	Kao Corp. (Personal Products)	8,516
786	KDDI Corp. (Wireless Telecommunication Services)	5,056
24,200	Keyence Corp. (Electronic Equipment & Instruments)	5,837
105,800	Kurita Water Industries Ltd. (Industrial Machinery)	2,750
72,800	Mitsubishi Corp. (Trading Companies & Distributors)	1,471
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	547
115,800	Murata Manufacturing Co. Ltd. (Electronic Components)	5,952
3,400	Nintendo Co. Ltd. (Home Entertainment Software)	468
55,300	Oracle Corp. Japan (Systems Software)	1,830
60,700	Sankyo Co. Ltd. (Leisure Products)	3,073
70,900	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	3,492
48,400	SMC Corp. (Industrial Machinery)	7,812
501,100	SOFTBANK Corp. (Wireless Telecommunication Services)	14,763
559,300	Sony Financial Holdings, Inc. (Life & Health Insurance)	8,242
41,800	Start Today Co. Ltd. (Internet Retail)	978
200,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	730
94,900	Sumitomo Corp. (Trading Companies & Distributors)	1,285
64,300	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	1,792
53,900	Suzuki Motor Corp. (Automobile Manufacturers)	1,115
101,100	Sysmex Corp. (Health Care Equipment)	3,295
15,800	TDK Corp. (Electronic Components)	700
28,500	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	632
59,800	Tokyo Electron Ltd. (Semiconductor Equipment)	3,042
249,900	Toyota Motor Corp. (Automobile Manufacturers)	8,330
86,600	Trend Micro, Inc. (Systems Software)	2,590
2,168	Yahoo Japan Corp. (Internet Software & Services)	698
		148,410
	Jersey — 0.85%
316,700	Glencore International PLC (Diversified Metals & Mining) (a)	1,927
186,334	Petrofac Ltd. (Oil & Gas Equipment & Services)	4,169

Shares	Security Description	Value (000)
	Jersey (continued)
82,145	Shire PLC (Pharmaceuticals)	$2,861
		8,957
	Luxembourg — 0.41%
405,900	Samsonite International SA (Apparel, Accessories & Luxury Goods) (a)(b)	637
152,485	SES – FDR, Class – A (Cable & Satellite)	3,659
		4,296
	Netherlands — 6.57%
279,194	Akzo Nobel NV (Diversified Chemicals)	13,498
109,658	ASML Holding NV (Semiconductor Equipment)	4,608
8,428	ASML Holding NV – NYS (Semiconductor Equipment)	352
45,506	European Aeronautic Defence and Space Co. (Aerospace & Defense)	1,422
70,040	Fugro NV (Oil & Gas Equipment & Services)	4,069
128,184	Gemalto NV (Computer Storage & Peripherals)	6,234
33,444	Koninklijke DSM NV (Diversified Chemicals)	1,552
310,819	Koninklijke KPN NV (Integrated Telecommunication Services)	3,719
49,148	Koninklijke Vopak NV (Marine Ports & Services)	2,597
976,662	Reed Elsevier NV (Publishing)	11,384
316,527	TNT Express NV (Air Freight & Logistics)	2,365
886,741	TNT NV (Air Freight & Logistics)	2,823
387,471	Unilever NV (Packaged Foods & Meats)	13,323
78,067	Wolters Kluwer NV (Publishing)	1,349
		69,295
	Nigeria — 0.00%
6,000	Nigerian Breweries PLC (Brewers)	3
	Papua New Guinea — 0.29%
476,397	Oil Search Ltd. (Oil & Gas Exploration & Production) (a)	3,045
	Poland — 0.07%
2,957	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (a)	265
85,700	Telekomunikacja Polska SA (Integrated Telecommunication Services)	429
		694
	Russia — 0.66%
649,567	Gazprom OAO – Sponsored GDR, Registered Shares (Integrated Oil & Gas)	6,938
	Singapore — 1.66%
151,316	City Developments Ltd. (Diversified Real Estate Activities)	1,038
348,046	DBS Group Holdings Ltd. (Diversified Banks)	3,092
2,249,787	Genting Singapore PLC (Casinos & Gaming) (b)	2,620
1,139,608	Olam International Ltd. (Food Distributors) (a)	1,872

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
323,000	SembCorp Industries Ltd. (Industrial Conglomerates)	$1,009
1,154,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,400
578,000	Singapore Airlines Ltd. (Airlines)	4,529
		17,560
	South Korea — 3.16%
72,660	Hynix Semiconductor, Inc. (Semiconductors) (b)	1,385
18,669	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (b)	4,166
4,396	Hyundai Mobis (Auto Parts & Equipment) (b)	1,115
159,247	KT&G Corp. (Tobacco) (b)	11,255
10,987	LG Chem Ltd. (Commodity Chemicals) (b)	3,029
17,736	NHN Corp. (Internet Software & Services) (b)	3,249
6,670	Samsung C&T Corp. (Trading Companies & Distributors) (b)	394
9,506	Samsung Electronics Co. Ltd. (Semiconductors)	8,733
		33,326
	Spain — 1.57%
506,776	Banco Santander SA (Diversified Banks)	3,850
308,287	Enagas (Gas Utilities)	5,701
98,018	Grifols SA (Biotechnology) (b)	1,649
6,175	Industria de Diseno Textil SA (Apparel Retail)	506
34,134	Repsol YPF SA (Integrated Oil & Gas)	1,048
105,512	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	3,791
		16,545
	Sweden — 1.86%
164,444	Assa Abloy AB, Class – B (Building Products)	4,127
191,608	Hennes & Mauritz AB, B Shares (Apparel Retail)	6,165
37,619	Lundin Petroleum AB (Oil & Gas Exploration & Production) (b)	925
130,865	Sandvik AB (Industrial Machinery)	1,607
743,981	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	4,336
92,080	Svenska Handelsbanken AB, A Shares (Diversified Banks)	2,423
		19,583
	Switzerland — 9.61%
86,178	Adecco SA (Human Resource & Employment Services)	3,611
161,148	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	8,154
16,486	Credit Suisse Group AG (Diversified Capital Markets)	387
10,281	Givaudan SA – Registered (Specialty Chemicals)	$9,799

Shares	Security Description	Value (000)
	Switzerland (continued)
35,432	Holcim Ltd. – Registered (Construction Materials)	1,896
7,606	Kuehne + Nagel International AG – Registered (Marine)	855
299,130	Nestle SA (Packaged Foods & Meats)	17,202
270,492	Novartis AG – Registered (Pharmaceuticals)	15,469
86,020	Roche Holding AG – Genusscheine (Pharmaceuticals)	14,584
3,054	Sonova Holding AG – Registered (Health Care Equipment)	320
6,505	Swisscom AG – Registered (Integrated Telecommunication Services)	2,466
11,308	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	3,312
23,366	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	8,747
11,640	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	776
24,700	Transocean Ltd. (Oil & Gas Drilling)	954
625,840	UBS AG – Registered (Diversified Capital Markets) (b)	7,451
23,965	Zurich Financial Services AG (Multi-line Insurance)	5,423
		101,406
	Taiwan — 0.28%
8,534	Asustek Computer, Inc. – Sponsored GDR, Registered Shares (Computer Hardware) *	303
203,700	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	2,630
		2,933
	United Kingdom — 17.50%
33,022	Anglo American PLC (Diversified Metals & Mining)	1,220
22,400	ARM Holdings PLC (Semiconductors)	206
912,999	Aviva PLC (Multi-line Insurance)	4,264
1,036,854	Balfour Beatty PLC (Construction & Engineering)	4,263
2,771,789	Barclays PLC (Diversified Banks)	7,577
445,927	BG Group PLC (Integrated Oil & Gas)	9,531
66,897	BHP Billiton PLC (Diversified Metals & Mining)	1,950
328,200	BowLeven PLC (Oil & Gas Exploration & Production) (b)	343
584,148	BP PLC (Integrated Oil & Gas)	4,177
247,671	British American Tobacco PLC (Tobacco)	11,750
344,400	Cable & Wireless Worldwide PLC (Alternative Carriers)	87
559,300	Cairn Energy PLC (Oil & Gas Exploration & Production) (b)	2,304
20,200	Carnival PLC (Hotels, Resorts & Cruise Lines)	667
107,563	Diageo PLC (Distillers & Vintners)	2,349
1,744,400	Dixons Retail PLC (Computer & Electronics Retail) (b)	266
334,402	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	$3,300

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
73,900	FirstGroup PLC (Railroads)	388
873,800	GKN PLC (Auto Parts & Equipment)	2,483
292,266	GlaxoSmithKline PLC (Pharmaceuticals)	6,678
1,289,170	HSBC Holdings PLC (Diversified Banks)	9,829
874,266	HSBC Holdings PLC (HK) (Diversified Banks)	6,642
439,971	Imperial Tobacco Group PLC (Tobacco)	16,634
64,923	Johnson Matthey PLC (Specialty Chemicals)	1,851
335,327	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,309
1,411,200	Lloyds Banking Group PLC (Diversified Banks) (b)	568
541,847	Michael Page International PLC (Human Resource & Employment Services)	2,934
100,660	National Grid PLC (Multi-Utilities)	977
247,400	Premier Farnell PLC (Technology Distributors)	691
134,400	Premier Oil PLC (Oil & Gas Exploration & Production) (b)	757
749,254	Prudential PLC (Life & Health Insurance)	7,428
4,372	RecKitt Benckiser Group PLC (Household Products)	216
923,274	Rexam PLC (Metal & Glass Containers)	5,058
143,884	Rio Tinto PLC (Diversified Metals & Mining)	6,981
749,668	Rolls-Royce Holdings PLC (Aerospace & Defense)	8,689
35,100	Rotork PLC (Industrial Machinery)	1,052
148,615	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	5,414
164,489	SABMiller PLC (Brewers)	5,789
55,600	Spirax-Sarco Engineering PLC (Industrial Machinery)	1,617
236,481	Standard Chartered PLC (Diversified Banks)	5,174
210,583	Tate & Lyle PLC (Packaged Foods & Meats)	2,303
1,154,309	Tesco PLC (Food Retail)	7,231
152,728	Tullow Oil PLC (Oil & Gas Exploration & Production)	3,325
2,839,503	Vodafone Group PLC (Wireless Telecommunication Services)	7,887
99,300	Whitbread PLC (Restaurants)	2,411
446,929	WPP PLC (Broadcasting)	4,687
96,334	Xstrata PLC (Diversified Metals & Mining)	1,463
		184,720
	United States — 0.22%
43,974	Accenture PLC, Class – A (IT Consulting & Other Services)	2,341
	Total Common Stocks	1,033,856

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 2.27%
$ 23,964	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	$23,964
	Total Time Deposit	23,964
	Total Investments (cost $982,767) — 100.24%	$1,057,820
	Liabilities in excess of other assets — (0.24)%	(2,530)
	Net Assets — 100.00%	$1,055,290
*	Security was fair valued on December 31, 2011, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Total
Common Stocks	33.69%	33.38%	30.90%	97.97%
Time Deposit	1.19%	0.64%	0.44%	2.27%
Other Assets (Liabilities)	-0.32%	0.07%	0.01%	-0.24%
Total Net Assets	34.56%	34.09%	31.35%	100.00%

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
2,032,242	Euro	Bank of America	1/6/12	$2,660	$2,630	$(30)
305,965	Euro	Bank of America	1/6/12	397	396	(1)
14,877,413	Japanese Yen	State Street Brokerage	1/6/12	192	193	1
	Total Currencies Purchased			$3,249	$3,219	$(30)
	Currencies Sold
305,965	Euro	Bank of America	1/6/12	$412	$396	$16
2,032,242	Euro	Bank of America	1/6/12	2,704	2,630	74
3,325,826	Euro	Bank of America	1/19/12	4,327	4,304	23
320,693	Euro	Bank of America	2/7/12	416	415	1
	Total Currencies Sold			$7,859	$7,745	$114
	Net Unrealized Appreciation/(Depreciation)					$84

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.28%
	Australia — 1.85%
262,389	Alumina Ltd. (Aluminum)	$299
127,497	BHP Billiton Ltd. (Diversified Metals & Mining)	4,488
199,179	Coca-Cola Amatil Ltd. (Soft Drinks)	2,344
21,328	Commonwealth Bank of Australia (Diversified Banks)	1,074
98,940	CSL Ltd. (Biotechnology)	3,238
231,014	Iluka Resources Ltd. (Diversified Metals & Mining)	3,662
123,765	Insurance Australia Group Ltd. (Property & Casualty Insurance)	377
31,467	Monadelphous Group Ltd. (Construction & Engineering)	647
222,120	Myer Holdings Ltd. (Apparel, Accessories & Luxury Goods)	440
82,670	Newcrest Mining Ltd. (Gold)	2,502
113,923	Tabcorp Holdings Ltd. (Casinos & Gaming)	318
1,788,621	Telstra Corp. Ltd. (Integrated Telecommunication Services)	6,091
526,123	Treasury Wine Estates Ltd. (Distillers & Vintners)	1,980
46,994	Westpac Banking Corp. (Diversified Banks)	961
116,080	Woolworths Ltd. (Food Retail)	2,979
		31,400
	Austria — 0.18%
33,050	Andritz AG (Industrial Machinery)	2,742
9,338	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	370
		3,112
	Belgium — 1.60%
429,004	Anheuser-Busch InBev NV (Brewers)	26,263
13,642	Delhaize Group SA (Food Retail)	766
		27,029
	Bermuda — 0.25%
125,423	Seadrill Ltd. (Oil & Gas Drilling)	4,196
	Brazil — 0.14%
27,700	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	462
119,700	Hypermarcas SA (Personal Products)	546
135,400	Tele Norte Leste Participacoes SA – Sponsored ADR (Integrated Telecommunication Services)	1,287
		2,295
	Canada — 3.21%
117,100	Barrick Gold Corp. (Gold)	5,299
209,100	CAE, Inc. (Aerospace & Defense)	2,030
173,000	Cameco Corp. (Coal & Consumable Fuels)	3,127
1,344	Canadian National Railway Co. (Railroads)	106

Shares	Security Description	Value (000)
	Canada (continued)
300,627	Canadian Pacific Railway Ltd. (Railroads)	$20,343
126,900	Cenovus Energy, Inc. (Integrated Oil & Gas)	4,215
700	Centerra Gold, Inc. (Gold)	12
225,400	Centerra Gold, Inc. (Gold) (a)	3,984
107,600	EnCana Corp. (Oil & Gas Exploration & Production)	1,996
39,900	First Quantum Minerals Ltd. (Diversified Metals & Mining)	785
76,400	Inmet Mining Corp. (Diversified Metals & Mining)	4,913
37,700	Intact Financial Corp. (Property & Casualty Insurance)	2,167
20,000	Onex Corp. (Multi-Sector Holdings)	652
109,700	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	2,149
48,900	Telus Corp. (Integrated Telecommunication Services)	2,623
		54,401
	Cayman Islands — 0.09%
1,117,400	MGM China Holdings Ltd. (Casinos & Gaming) (a)(b)	1,462
	China — 2.35%
134,193	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (b)	15,629
5,159,335	Bank of China Ltd., H Shares (Diversified Banks)	1,900
437,671	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,626
2,146,044	China Resources Land Ltd. (Real Estate Development)	3,449
2,259,952	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,342
77,200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	3,632
124,100	Tencent Holdings Ltd. (Internet Software & Services)	2,494
2,791,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	8,823
		39,895
	Curaçao — 0.46%
114,196	Schlumberger Ltd. (Oil & Gas Equipment & Services)	7,801
	Denmark — 0.75%
79	A.P. Moller – Maersk A/S, Class – B (Marine)	522
11,756	Coloplast A/S, Class – B (Health Care Supplies)	1,691
69,482	Novo Nordisk A/S, Class – B (Pharmaceuticals)	7,986
268,810	TDC A/S (Integrated Telecommunication Services)	2,156
2,418	Topdanmark A/S (Multi-line Insurance) (b)	377
		12,732

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland — 0.32%
221,266	Sampo Oyj, A Shares (Multi-line Insurance)	$5,489
	France — 10.05%
21,081	Accor SA (Hotels, Resorts & Cruise Lines)	534
106,721	Air Liquide SA (Industrial Gases)	13,202
6,412	Arkema SA (Commodity Chemicals)	454
618,282	AXA SA (Multi-line Insurance)	8,037
334,642	BNP Paribas (Diversified Banks)	13,143
82,658	Bouygues SA (Construction & Engineering)	2,604
27,372	Compagnie de Saint-Gobain (Building Products)	1,051
21,749	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	1,286
90,928	Credit Agricole SA (Diversified Banks) (a)	513
260,318	Danone SA (Packaged Foods & Meats)	16,362
153,074	GDF Suez (Multi-Utilities)	4,184
3,501	Gecina SA (Diversified Real Estate Investment Trusts)	294
64,167	JC Decaux SA (Advertising) (b)	1,478
12,074	L’Oreal SA (Personal Products)	1,261
326,557	Legrand SA (Electrical Components & Equipment) (a)	10,502
38,250	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	5,415
238,618	Pernod Ricard SA (Distillers & Vintners)	22,128
207,993	Sanofi-Aventis (Pharmaceuticals)	15,275
271,718	Schneider Electric SA (Electrical Components & Equipment)	14,304
38,868	SCOR SE (Reinsurance)	908
82,357	Societe Generale (Diversified Banks)	1,834
120,237	Technip SA (Oil & Gas Equipment & Services)	11,300
115,658	Total SA (Integrated Oil & Gas)	5,912
58,522	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	10,519
12,638	Valeo SA (Auto Parts & Equipment)	502
70,892	Vinci SA (Construction & Engineering)	3,097
92,576	Vivendi SA (Movies & Entertainment)	2,027
24,688	Zodiac Aerospace (Aerospace & Defense)	2,092
		170,218
	Germany — 8.66%
58,145	Allianz SE (Multi-line Insurance)	5,561
12,645	BASF SE (Diversified Chemicals)	882
299,962	Bayer AG (Pharmaceuticals)	19,176
45,474	Bayerische Motoren Werke AG (Automobile Manufacturers)	3,046
134,767	Beiersdorf AG (Personal Products)	7,642
7,126	Bilfinger Berger SE (Construction & Engineering)	608
99,953	Brenntag AG (Trading Companies & Distributors) (a)	9,307

Shares	Security Description	Value (000)
	Germany (continued)
148,791	Daimler AG (Automobile Manufacturers)	$6,531
28,520	Deutsche Bank AG (Diversified Capital Markets)	1,086
53,781	Deutsche Boerse AG (Specialized Finance) (b)	2,819
598,892	Deutsche Post AG (Air Freight & Logistics)	9,207
29,782	Hannover Rueckversicherung AG – Registered (Reinsurance)	1,477
90,702	HeidelbergCement AG (Construction Materials)	3,849
84,044	Infineon Technologies AG (Semiconductors)	633
236,533	Linde AG (Industrial Gases)	35,186
110,754	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	13,584
12,874	Porsche AG (Automobile Manufacturers)	689
64,833	RWE AG (Multi-Utilities)	2,278
159,819	SAP AG (Application Software)	8,449
146,964	Siemens AG (Industrial Conglomerates)	14,062
4,392	Volkswagen AG – Preferred (Automobile Manufacturers)	658
		146,730
	Greece — 0.24%
12,006	Leoni AG (Auto Parts & Equipment)	400
408,624	OPAP SA (Casinos & Gaming)	3,612
		4,012
	Hong Kong — 6.27%
8,063,231	AIA Group Ltd. (Life & Health Insurance) (a)	25,177
1,049,961	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,488
49,323	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	587
99,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	580
725,710	China Mobile Ltd. (Wireless Telecommunication Services)	7,092
1,314,476	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (b)	2,410
421,357	Hang Seng Bank Ltd. (Diversified Banks)	5,000
767,857	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	3,816
1,680,250	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,894
55,200	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	882
607,729	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,759
222,000	Hysan Development Co. Ltd. (Real Estate Operating Companies)	729
99,000	Kerry Properties Ltd. (Diversified Real Estate Activities)	328
344,000	Li & Fung Ltd. (Distributors)	637
1,895,700	NWS Holdings Ltd. (Industrial Conglomerates)	2,792

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
6,852,274	Sands China Ltd. (Casinos & Gaming) (b)	$19,367
4,834,216	Sino Land Co. Ltd. (Real Estate Development)	6,884
1,320,000	SJM Holdings Ltd. (Casinos & Gaming)	2,155
441,862	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	5,539
67,000	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	809
354,000	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	1,304
163,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	738
332,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	1,009
3,694,700	Wynn Macau Ltd. (Casinos & Gaming)	9,277
		106,253
	India — 0.13%
22,800	HDFC Bank Ltd. – Sponsored ADR (Diversified Banks)	599
28,800	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	761
34,815	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) *	909
		2,269
	Ireland — 0.56%
49,452	CRH PLC (Construction Materials)	983
184,900	Ryanair Holdings PLC – Sponsored ADR (Airlines) (b)	5,151
545,296	Smurfit Kappa Group PLC (Paper Packaging) (b)	3,297
		9,431
	Israel — 0.02%
27,164	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	282
	Italy — 0.84%
160,051	Eni SpA (Integrated Oil & Gas)	3,316
680,389	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (b)	5,833
1,061,863	Snam Rete Gas SpA (Gas Utilities)	4,680
45,833	UniCredit SpA (Diversified Banks)	381
		14,210
	Japan — 14.48%
252,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	3,026
331,000	Aozora Bank Ltd. (Diversified Banks)	912
313,000	Asahi Kasei Corp. (Commodity Chemicals)	1,887
102,200	Canon, Inc. (Office Electronics)	4,529
32,800	Century Tokyo Leasing Corp. (Specialized Finance)	620
21,000	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	1,801
66,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	787

Shares	Security Description	Value (000)
	Japan (continued)
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	$371
120,200	Denso Corp. (Auto Parts & Equipment)	3,321
42,700	East Japan Railway Co. (Railroads)	2,719
24,200	Fanuc Ltd. (Industrial Machinery)	3,705
8,300	Fast Retailing Co. Ltd. (Apparel Retail)	1,510
18,100	Fuji Machine Mfg. Co. Ltd. (Industrial Machinery)	323
38,200	Hamamatsu Photonics K.K. (Electronic Components)	1,337
1,460,500	Haseko Corp. (Homebuilding) (b)	968
997,000	Hitachi Ltd. (Electronic Equipment & Instruments)	5,234
98,000	Hokuetsu Kishu Paper Co. Ltd. (Paper Products)	658
785,317	Honda Motor Co. Ltd. (Automobile Manufacturers)	23,963
4,195	Japan Tobacco, Inc. (Tobacco)	19,735
535,000	JGC Corp. (Construction & Engineering)	12,848
26,500	JTEKT Corp. (Industrial Machinery)	261
8,100	K’s Holdings Corp. (Computer & Electronics Retail)	321
7,800	Kakaku.com, Inc. (Internet Software & Services)	286
443,934	Kao Corp. (Personal Products)	12,133
1,337	KDDI Corp. (Wireless Telecommunication Services)	8,601
28,500	Keyence Corp. (Electronic Equipment & Instruments)	6,874
31,400	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	734
132,600	Kurita Water Industries Ltd. (Industrial Machinery)	3,446
194,000	KYB Co. Ltd. (Auto Parts & Equipment)	918
95,900	Mitsubishi Corp. (Trading Companies & Distributors)	1,938
234,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	2,244
155,800	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	662
389,600	Mizuho Financial Group, Inc. (Diversified Banks)	527
162,900	Murata Manufacturing Co. Ltd. (Electronic Components)	8,373
163,000	Nachi-Fujikoshi Corp. (Industrial Machinery)	722
123	Net One Systems Co. Ltd. (IT Consulting & Other Services)	336
3,000	Nintendo Co. Ltd. (Home Entertainment Software)	413
26,800	Nippon Telegraph and Telephone Corp. (Integrated Telecommunication Services)	1,371
6,350	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	596
869	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,598

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
61,700	Oracle Corp. Japan (Systems Software)	$2,042
15,490	ORIX Corp. (Consumer Finance)	1,280
68,700	Sankyo Co. Ltd. (Leisure Products)	3,477
134,900	Sapporo Hokuyo Holdings, Inc. (Regional Banks)	484
107,000	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	5,270
80,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors)	336
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	242
63,600	SMC Corp. (Industrial Machinery)	10,265
697,950	SOFTBANK Corp. (Wireless Telecommunication Services)	20,562
839,000	Sony Financial Holdings, Inc. (Life & Health Insurance)	12,364
54,700	Start Today Co. Ltd. (Internet Retail)	1,280
410,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,497
188,300	Sumitomo Corp. (Trading Companies & Distributors)	2,550
123,900	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	3,452
15,830	Sumitomo Real Estate Sales Co. Ltd. (Real Estate Services)	618
65,200	Suzuki Motor Corp. (Automobile Manufacturers)	1,349
127,800	Sysmex Corp. (Health Care Equipment)	4,165
30,900	TDK Corp. (Electronic Components)	1,369
79,000	The Higo Bank Ltd. (Regional Banks)	447
63,000	The San-in Godo Bank Ltd. (Regional Banks)	472
35,100	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	778
110,200	Tokyo Electron Ltd. (Semiconductor Equipment)	5,607
69,000	Tokyo Gas Co. Ltd. (Gas Utilities)	317
157,000	Tokyo Tatemono Co. Ltd. (Diversified Real Estate Activities)	475
119,000	Toshiba Corp. (Computer Hardware)	487
421,000	Tosoh Corp. (Commodity Chemicals)	1,127
79,000	Toyo Ink SC Holdings Co. Ltd. (Specialty Chemicals)	293
415,000	Toyota Motor Corp. (Automobile Manufacturers)	13,833
102,300	Trend Micro, Inc. (Systems Software)	3,059
188,000	Ube Industries Ltd. (Diversified Chemicals)	516
92,000	UNY Co. Ltd. (Hypermarkets & Super Centers)	829
11,100	West Japan Railway Co. (Railroads)	483
3,666	Yahoo Japan Corp. (Internet Software & Services)	1,181
34,000	Zeon Corp. (Specialty Chemicals)	295
		245,409

Shares	Security Description	Value (000)
	Jersey — 1.11%
421,592	Glencore International PLC (Diversified Metals & Mining) (a)	$2,566
381,375	Petrofac Ltd. (Oil & Gas Equipment & Services)	8,533
221,503	Shire PLC (Pharmaceuticals)	7,714
		18,813
	Luxembourg — 0.34%
444,000	Samsonite International SA (Apparel, Accessories & Luxury Goods) (a)(b)	696
208,736	SES – FDR, Class – A (Cable & Satellite)	5,010
		5,706
	Netherlands — 6.14%
413,990	Akzo Nobel NV (Diversified Chemicals)	20,015
139,250	ASML Holding NV (Semiconductor Equipment)	5,852
34,772	ASML Holding NV – NYS (Semiconductor Equipment)	1,453
61,412	European Aeronautic Defence and Space Co. (Aerospace & Defense)	1,919
91,964	Fugro NV (Oil & Gas Equipment & Services)	5,343
188,615	Gemalto NV (Computer Storage & Peripherals)	9,173
198,082	ING Groep NV (Other Diversified Financial Services) (b)	1,425
50,115	Koninklijke DSM NV (Diversified Chemicals)	2,325
352,989	Koninklijke KPN NV (Integrated Telecommunication Services)	4,223
69,249	Koninklijke Vopak NV (Marine Ports & Services)	3,659
1,445,061	Reed Elsevier NV (Publishing)	16,844
14,071	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	518
425,488	TNT Express NV (Air Freight & Logistics)	3,179
1,387,141	TNT NV (Air Freight & Logistics)	4,416
633,081	Unilever NV (Packaged Foods & Meats)	21,768
115,297	Wolters Kluwer NV (Publishing)	1,993
		104,105
	Nigeria — 0.00%
10,584	Nigerian Breweries PLC (Brewers)	6
	Norway — 0.31%
46,996	DNB ASA (Diversified Banks)	460
18,705	Fred. Olsen Energy ASA (Oil & Gas Drilling)	629
136,809	Statoil ASA (Integrated Oil & Gas)	3,513
14,887	Yara International ASA (Fertilizers & Agricultural Chemicals)	598
		5,200
	Papua New Guinea — 0.21%
560,274	Oil Search Ltd. (Oil & Gas Exploration & Production) (a)	3,581
	Poland — 0.06%
3,179	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (a)	285

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
141,200	Telekomunikacja Polska SA (Integrated Telecommunication Services)	$706
		991
	Russia — 0.60%
958,622	Gazprom OAO – Sponsored GDR, Registered Shares (Integrated Oil & Gas)	10,239
	Singapore — 1.74%
228,500	City Developments Ltd. (Diversified Real Estate Activities)	1,568
413,527	DBS Group Holdings Ltd. (Diversified Banks)	3,674
3,290,163	Genting Singapore PLC (Casinos & Gaming) (b)	3,831
2,222,000	Golden Agri-Resources Ltd. (Agricultural Products)	1,225
250,000	Keppel Corp. Ltd. (Industrial Conglomerates)	1,793
1,588,897	Olam International Ltd. (Food Distributors) (a)	2,610
510,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,593
2,078,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	6,122
904,000	Singapore Airlines Ltd. (Airlines)	7,083
		29,499
	South Korea — 2.65%
94,220	Hynix Semiconductor, Inc. (Semiconductors) (b)	1,796
30,866	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (b)	6,888
5,206	Hyundai Mobis (Auto Parts & Equipment) (b)	1,320
227,764	KT&G Corp. (Tobacco) (b)	16,098
16,538	LG Chem Ltd. (Commodity Chemicals) (b)	4,559
23,890	NHN Corp. (Internet Software & Services) (b)	4,377
9,190	Samsung C&T Corp. (Trading Companies & Distributors) (b)	543
10,095	Samsung Electronics Co. Ltd. (Semiconductors)	9,273
		44,854
	Spain — 1.95%
57,020	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	493
1,033,528	Banco Santander SA (Diversified Banks)	7,851
619	Construcciones y Auxiliar de Ferrocarriles SA (Construction & Farm Machinery & Heavy Trucks)	308
573,012	Enagas (Gas Utilities)	10,596
136,871	Grifols SA (Biotechnology) (b)	2,303
14,667	Industria de Diseno Textil SA (Apparel Retail)	1,201
41,337	Red Electrica Corporacion SA (Electric Utilities)	1,769

Shares	Security Description	Value (000)
	Spain (continued)
78,208	Repsol YPF SA (Integrated Oil & Gas)	$2,402
170,431	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	6,124
		33,047
	Sweden — 2.11%
215,462	Assa Abloy AB, Class – B (Building Products)	5,407
141,727	Atlas Copco AB, A Shares (Industrial Machinery)	3,050
8,406	Elekta AB, B Shares (Health Care Equipment)	365
254,648	Hennes & Mauritz AB, B Shares (Apparel Retail)	8,193
19,252	JM AB (Homebuilding)	313
147,198	Lundin Petroleum AB (Oil & Gas Exploration & Production) (b)	3,621
194,581	Sandvik AB (Industrial Machinery)	2,389
1,152,657	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	6,718
120,824	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,179
83,653	Swedbank AB, A Shares (Diversified Banks)	1,084
42,510	Tele2 AB, B Shares (Integrated Telecommunication Services)	828
59,000	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)	646
		35,793
	Switzerland — 9.01%
121,366	Adecco SA (Human Resource & Employment Services)	5,086
240,602	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	12,174
19,923	Credit Suisse Group AG (Diversified Capital Markets)	468
15,930	Givaudan SA – Registered (Specialty Chemicals)	15,183
43,818	Holcim Ltd. – Registered (Construction Materials)	2,345
9,192	Kuehne + Nagel International AG – Registered (Marine)	1,033
442,779	Nestle SA (Packaged Foods & Meats)	25,463
384,318	Novartis AG – Registered (Pharmaceuticals)	21,979
147,343	Roche Holding AG – Genusscheine (Pharmaceuticals)	24,981
298	SGS SA – Registered (Research and Consulting Services)	493
5,974	Sonova Holding AG – Registered (Health Care Equipment)	625
12,485	Swiss Re AG (Reinsurance)	636
8,053	Swisscom AG – Registered (Integrated Telecommunication Services)	3,052
17,182	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	5,032

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
31,896	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	$11,940
19,141	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	1,276
29,114	Transocean Ltd. (Oil & Gas Drilling)	1,125
913,467	UBS AG – Registered (Diversified Capital Markets) (b)	10,876
39,578	Zurich Financial Services AG (Multi-line Insurance)	8,957
		152,724
	Taiwan — 0.19%
9,555	Asustek Computer, Inc. – Sponsored GDR, Registered Shares (Computer Hardware)*	340
228,500	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	2,950
		3,290
	United Kingdom — 17.21%
49,458	Anglo American PLC (Diversified Metals & Mining)	1,827
51,869	ARM Holdings PLC (Semiconductors)	477
7,147	AstraZeneca PLC (Pharmaceuticals)	330
1,489,525	Aviva PLC (Multi-line Insurance)	6,957
98,354	BAE Systems PLC (Aerospace & Defense)	435
1,614,971	Balfour Beatty PLC (Construction & Engineering)	6,640
4,459,904	Barclays PLC (Diversified Banks)	12,191
581,676	BG Group PLC (Integrated Oil & Gas)	12,432
87,327	BHP Billiton PLC (Diversified Metals & Mining)	2,546
346,198	BowLeven PLC (Oil & Gas Exploration & Production) (b)	361
840,572	BP PLC (Integrated Oil & Gas)	6,010
478,132	British American Tobacco PLC (Tobacco)	22,684
219,293	British Sky Broadcasting Group PLC (Cable & Satellite)	2,494
294,055	BT Group PLC (Integrated Telecommunication Services)	872
48,721	Burberry Group PLC (Apparel, Accessories & Luxury Goods)	896
432,011	Cable & Wireless Worldwide PLC (Alternative Carriers)	109
834,579	Cairn Energy PLC (Oil & Gas Exploration & Production) (b)	3,438
106,993	Capita PLC (Human Resource & Employment Services)	1,044
22,695	Carnival PLC (Hotels, Resorts & Cruise Lines)	749
172,541	Centrica PLC (Multi-Utilities)	775
311,679	Diageo PLC (Distillers & Vintners)	6,807
512,016	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	5,052
83,865	FirstGroup PLC (Railroads)	440
54,770	Fresnillo PLC (Precious Metals & Minerals)	1,299

Shares	Security Description	Value (000)
	United Kingdom (continued)
1,217,704	GKN PLC (Auto Parts & Equipment)	$3,460
521,868	GlaxoSmithKline PLC (Pharmaceuticals)	11,924
2,449,682	HSBC Holdings PLC (Diversified Banks)	18,678
1,340,000	HSBC Holdings PLC (HK) (Diversified Banks)	10,180
594,046	Imperial Tobacco Group PLC (Tobacco)	22,460
92,593	Johnson Matthey PLC (Specialty Chemicals)	2,640
477,645	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	4,713
1,593,509	Lloyds Banking Group PLC (Diversified Banks) (b)	641
881,280	Michael Page International PLC (Human Resource & Employment Services)	4,773
156,585	National Grid PLC (Multi-Utilities)	1,520
15,413	Pearson PLC (Publishing)	290
280,227	Premier Farnell PLC (Technology Distributors)	783
191,654	Premier Oil PLC (Oil & Gas Exploration & Production) (b)	1,080
40,044	Provident Financial PLC (Consumer Finance)	585
961,965	Prudential PLC (Life & Health Insurance)	9,537
6,994	RecKitt Benckiser Group PLC (Household Products)	345
1,403,216	Rexam PLC (Metal & Glass Containers)	7,687
231,913	Rio Tinto PLC (Diversified Metals & Mining)	11,253
1,124,968	Rolls-Royce Holdings PLC (Aerospace & Defense)	13,039
59,936	Rotork PLC (Industrial Machinery)	1,796
211,416	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	7,702
233,736	SABMiller PLC (Brewers)	8,226
7,400	Shire PLC – Sponsored ADR (Pharmaceuticals)	769
82,068	Spirax-Sarco Engineering PLC (Industrial Machinery)	2,387
310,804	Standard Chartered PLC (Diversified Banks)	6,800
297,598	Tate & Lyle PLC (Packaged Foods & Meats)	3,255
1,858,845	Tesco PLC (Food Retail)	11,644
209,824	Tullow Oil PLC (Oil & Gas Exploration & Production)	4,568
3,666,005	Vodafone Group PLC (Wireless Telecommunication Services)	10,183
40,885	WH Smith PLC (Specialty Stores)	337
118,038	Whitbread PLC (Restaurants)	2,866
629,696	WPP PLC (Broadcasting)	6,604
132,149	Xstrata PLC (Diversified Metals & Mining)	2,007
		291,597

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States — 0.20%
62,017	Accenture PLC, Class – A (IT Consulting & Other Services)	$3,301
	Total Common Stocks	1,631,372
	Time Deposit — 3.87
$65,580	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	65,580
	Total Time Deposit	65,580
	Mutual Fund — 0.02%
	United States — 0.02%
383,558	SSgA U.S. Government Money Market (c)	384
	Total Mutual Fund	384
	Total Investments (cost $1,746,712) — 100.17%	1,697,336

Shares	Security Description	Value (000)
	Liabilities in excess of other assets — (0.17)%	$(2,957)
	Net Assets — 100.00%	$1,694,379
*	Security was fair valued on December 31, 2011, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	Rate disclosed is the rate in effect on December 31, 2011.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Total
Common Stocks	29.90%	27.51%	29.35%	9.52%	96.28%
Time Deposit	1.72%	1.16%	0.99%	—	3.87%
Mutual Fund	—	—	—	0.02%	0.02%
Other Assets (Liabilities)	-0.38%	0.07%	0.10%	0.04%	-0.17%
Total Net Assets	31.24%	28.74%	30.44%	9.58%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
2,644,771	Euro	Bank of America	1/6/12	$3,462	$3,423	$(39)
395,081	Euro	Bank of America	1/6/12	512	511	(1)
31,640,695	Japanese Yen	State Street Brokerage	1/6/12	409	411	2
	Total Currencies Purchased			$4,383	$4,345	$(38)
	Currencies Sold
395,081	Euro	Bank of America	1/6/12	$532	$511	$21
2,644,771	Euro	Bank of America	1/6/12	3,519	3,423	96
4,321,960	Euro	Bank of America	1/19/12	5,623	5,594	29
423,223	Euro	Bank of America	2/7/12	549	548	1
	Total Currencies Sold			$10,223	$10,076	$147
	Net Unrealized Appreciation/(Depreciation)					$109

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.08%
	Bermuda — 0.48%
81,435	Aquarius Platinum Ltd. (Precious Metals & Minerals)	$199
1,660,000	Cosco Pacific Ltd. (Marine Ports & Services)	1,939
2,164,000	GOME Electrical Appliances Holdings Ltd. (Computer & Electronics Retail)	501
		2,639
	Brazil — 13.97%
181,128	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	3,021
182,313	Banco do Brasil SA (Diversified Banks)	2,317
110,753	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)	1,188
438,510	Banco Santander Brasil SA – Sponsored ADR (Diversified Banks)	3,569
109,800	BR Properties SA (Diversified Real Estate Activities)	1,089
90,400	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)	824
136,600	BRF – Brazil Foods SA (Packaged Foods & Meats)	2,668
247,700	Centrais Eletricas Brasileiras SA (Electric Utilities)	2,370
42,400	Cia de Saneamento Basico do Estado de Sao Paulo SABESP – Sponsored ADR (Water Utilities) (a)	2,360
137,100	Companhia de Bebidas das Americas – Sponsored ADR (Brewers)	4,948
137,700	Companhia de Tecidos Norte de Minas (Textiles)	271
30,900	Companhia Paranaense de Energia-Copel – Sponsored ADR (Electric Utilities)	648
148,500	Fibria Celulose SA – Sponsored ADR (Paper Products)	1,154
148,200	Gafisa SA – Sponsored ADR (Homebuilding)	682
84,450	Gerdau SA – Sponsored ADR (Steel)	660
105,000	Grendene SA (Footwear)	433
311,687	Itau Unibanco Holding SA (Diversified Banks)	5,682
26,050	Itau Unibanco Holding SA – Sponsored ADR (Diversified Banks)	484
116,531	Itausa – Investimentos Itau SA – Preferred (Diversified Banks)	705
670,400	JBS SA (Packaged Foods & Meats) (a)	2,186
273,500	Magnesita Refratarios SA (Construction Materials) (a)	846
250,900	PDG Realty SA Empreendimentos e Participacoes (Diversified Real Estate Investment Trusts)	794
522,450	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	12,983
91,360	Porto Seguro SA (Multi-line Insurance)	1,044
220,900	Redecard SA (Data Processing & Outsourced Services)	3,458

Shares	Security Description	Value (000)
	Brazil (continued)
72,700	Souza Cruz SA (Tobacco)	$893
33,400	Sul America SA (Multi-line Insurance)	271
309,220	Tele Norte Leste Participacoes SA – Sponsored ADR (Integrated Telecommunication Services)	2,941
279,814	Tim Participacoes SA (Wireless Telecommunication Services)	1,387
103,100	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	1,770
579,480	Vale SA – Sponsored ADR (Steel)	12,430
		76,076
	Cayman Islands — 0.48%
519,500	Asia Cement China Holdings Corp. (Construction Materials)	244
184,000	China Mengniu Dairy Co. Ltd. (Packaged Foods & Meats)	430
641,000	China Shanshui Cement Group Ltd. (Construction Materials)	427
712,000	Dongyue Group (Specialty Chemicals)	469
330,000	Intime Department Store Group Co. Ltd. (Department Stores)	338
26,500	Mindray Medical International Ltd. – Sponsored ADR (Health Care Equipment)	679
		2,587
	China — 11.94%
1,195,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	514
7,831,100	Bank of China Ltd., H Shares (Diversified Banks)	2,884
466,100	Bank of Communications Co. Ltd., H Shares (Diversified Banks)	326
3,258,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	1,636
3,518,000	BYD Electronic International Co. Ltd. (Communications Equipment) (a)	1,001
1,483,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,600
8,251,250	China Construction Bank Corp., H Shares (Diversified Banks)	5,758
2,349,000	China Datang Corp. Renewable Power Co. Ltd., H Shares (Independent Power Producers & Energy Traders) (a)	423
1,598,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	3,951
1,018,000	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	882
48,650	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services)	2,359
470,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	534
2,950,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	3,103
4,271,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	1,001

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,975,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	$1,089
3,016,000	China Railway Group Ltd., H Shares (Construction & Engineering)	944
2,218,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	1,262
722,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,238
212,000	ENN Energy Holdings Ltd. (Gas Utilities)	680
4,547,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	925
2,269,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	1,894
88,984	Huaneng Power International, Inc. – Sponsored ADR (Electric Utilities)	1,870
1,938,000	Huaneng Power International, Inc., H Shares (Independent Power Producers & Energy Traders)	1,031
12,032,440	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	7,142
87,800	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels)	437
344,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	743
410,000	Maanshan Iron & Steel Co. Ltd., H Shares (Steel)	131
36,800	New Oriental Education & Technology Group, Inc. – Sponsored ADR (Education Services) (a)	885
18,470	PetroChina Co. Ltd. – Sponsored ADR (Integrated Oil & Gas)	2,296
2,858,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	3,559
1,132,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	1,530
130,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	857
11,474,000	Renhe Commercial Holdings (Real Estate Operating Companies)	1,315
1,054,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	487
336,000	Shimao Property Holdings Ltd. (Real Estate Development)	287
4,753,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	845
1,236,500	Soho China Ltd. (Real Estate Development)	823
133,500	Tencent Holdings Ltd. (Internet Software & Services)	2,683
572,000	TPV Technology Ltd. (Computer Storage & Peripherals)	105
1,207,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	605

Shares	Security Description	Value (000)
	China (continued)
610,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	$1,302
253,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	402
2,586,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	1,678
		65,017
	Czech Republic — 1.14%
83,398	CEZ A/S (Electric Utilities)	3,325
13,633	Komercni Banka A/S (Diversified Banks)	2,303
30,728	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	597
		6,225
	Egypt — 0.21%
362,210	Commercial International Bank Egypt SAE (Diversified Banks)	1,124
	Hong Kong — 4.13%
754,000	Agile Property Holdings Ltd. (Real Estate Development)	676
431,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	512
8,739,000	China Dongxiang Group Co. (Apparel, Accessories & Luxury Goods)	1,485
873,500	China Mobile Ltd. (Wireless Telecommunication Services)	8,537
286,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	552
1,876,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	3,280
3,506,337	Evergrande Real Estate Group Ltd. (Real Estate Development)	1,454
744,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	588
106,000	Kingboard Chemical Holdings Ltd. (Electronic Components)	314
1,710,000	Lenovo Group Ltd. (Computer Hardware)	1,141
472,263	NWS Holdings Ltd. (Industrial Conglomerates)	696
740,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	2,053
118,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	359
178,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	875
		22,522
	Hungary — 0.04%
1,430	Richter Gedeon Nyrt (Pharmaceuticals)	201
	India — 5.92%
23,706	ACC Ltd. (Construction Materials)	508
149,552	Ambuja Cements Ltd. (Construction Materials)	437
13,497	Axis Bank Ltd. (Diversified Banks)	205

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
18,939	Bajaj Auto Ltd. (Motorcycle Manufacturers)	$568
202,940	Bank of India (Diversified Banks)	1,018
7,365	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	219
37,360	GAIL India Ltd. (Gas Utilities)	270
40,980	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	227
120,710	HDFC Bank Ltd. (Diversified Banks)	970
271,450	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	1,293
129,121	Hindustan Unilever Ltd. (Household Products)	991
85,323	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	1,048
50,946	ICICI Bank Ltd. (Diversified Banks)	657
46,870	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	1,239
1,088,751	India Cements Ltd. (Construction Materials)	1,352
58,910	India Cements Ltd. – Sponsored GDR (Construction Materials) (b)*	146
34,127	IndusInd Bank Ltd. (Diversified Banks)	145
33,320	Infosys Technologies Ltd. (IT Consulting & Other Services)	1,737
234,531	ITC Ltd. (Tobacco)	889
282,807	Jaiprakash Associates Ltd. (Industrial Conglomerates)	279
312,280	Jubilant Life Sciences Ltd. (Diversified Chemicals)	1,060
28,688	Kotak Mahindra Bank Ltd. (Other Diversified Financial Services)	233
60,269	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	251
254,820	Mahanagar Telephone Nigam Ltd. – Sponsored ADR (Integrated Telecommunication Services) (a)	204
38,475	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	494
219,780	NMDC Ltd. (Diversified Metals & Mining)	666
91,351	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	441
303,110	Oriental Bank of Commerce (Diversified Banks)	1,120
294,588	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	3,844
86,290	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)*	2,252
495,990	Rolta India Ltd. (IT Consulting & Other Services)	527
57,050	Rolta India Ltd. – Sponsored GDR (IT Consulting & Other Services) (b)*	61
4,705	Siemens India Ltd. (Industrial Conglomerates)	57

Shares	Security Description	Value (000)
	India (continued)
10,440	State Bank of India – Sponsored GDR (Diversified Banks) (b)*	$637
77,718	State Bank of India Ltd. (Diversified Banks)	2,370
364,760	Steel Authority of India Ltd. (Steel)	560
76,950	Sterlite Industries (India) Ltd. – Sponsored ADR (Diversified Metals & Mining)	533
256,860	Sterlite Industries India Ltd. (Diversified Metals & Mining)	434
53,261	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	499
40,267	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	880
212,240	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	714
9,118	Ultra Tech Cement Ltd. (Construction Materials)	200
		32,235
	Indonesia — 3.00%
1,088,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	194
75,500	PT Astra Agro Lestari Tbk (Agricultural Products)	181
322,000	PT Astra International Tbk (Automobile Manufacturers)	2,630
2,121,000	PT Bank Central Asia Tbk (Diversified Banks)	1,873
913,500	PT Bank Mandiri Tbk (Diversified Banks)	681
822,500	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	345
2,179,500	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,624
4,451,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	1,069
3,037,000	PT Charoen Pokphand Indonesia Tbk (Agricultural Products)	721
78,500	PT Gudang Garam Tbk (Tobacco)	538
2,115,500	PT Indosat Tbk (Wireless Telecommunication Services)	1,319
4,052,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	1,084
2,331,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	817
255,000	PT Semen Gresik (Persero) Tbk (Construction Materials)	322
2,191,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	1,705
424,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	1,233
		16,336
	Malaysia — 0.89%
128,500	AirAsia Berhad (Airlines)	153
218,700	Alliance Financial Group Berhad (Diversified Banks)	273
102,100	Berjaya Sports Toto Berhard (Casinos & Gaming)	142

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
314,000	Digi.com Berhad (Wireless Telecommunication Services)	$385
57,400	Genting Berhad (Casinos & Gaming)	199
28,900	Hong Leong Financial Group Berhad (Diversified Banks)	106
114,400	IOI Corp. Berhad (Agricultural Products)	194
153,713	Malayan Banking Berhad (Diversified Banks)	416
133,500	Petronas Chemicals Group Berhad (Commodity Chemicals)	261
67,800	RHB Capital Berhad (Diversified Banks)	160
105,000	Sime Darby Berhad (Other Diversified Financial Services)	305
174,900	Telekom Malaysia Berhad (Integrated Telecommunication Services)	274
1,056,700	Tenaga Nasional Berhad (Electric Utilities)	1,967
		4,835
	Mexico — 2.77%
88,100	Alfa SAB, Class – A (Industrial Conglomerates)	961
258,940	America Movil SAB de CV, Series L – Sponsored ADR (Wireless Telecommunication Services)	5,852
18,800	Compartamos SAB de CV (Consumer Finance)	23
1,072,500	Consorcio ARA SAB de CV (Homebuilding)	296
54,530	Desarrolladora Homex SA de CV – Sponsored ADR (Homebuilding) (a)	920
25,400	Fomento Economico Mexicano SAB de CV – Sponsored ADR (Soft Drinks)	1,771
514,500	Grupo Financiero Banorte SAB de CV (Diversified Banks)	1,558
553,977	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	1,457
14,700	Grupo Televisa SA – Sponsored ADR (Broadcasting)	310
23,790	Industrias Penoles SA de CV (Precious Metals & Minerals)	1,049
167,400	Mexichem SAB de CV (Commodity Chemicals)	524
127,400	Wal-Mart de Mexico SAB de CV, Series V (Hypermarkets & Super Centers)	350
		15,071
	Peru — 0.83%
57,400	Compania de Minas Buenaventura SA – Sponsored ADR (Gold)	2,201
21,400	Credicorp Ltd. (Diversified Banks)	2,342
		4,543
	Philippines — 0.96%
610,000	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	416
602,600	Ayala Land, Inc. (Diversified Real Estate Activities)	208

Shares	Security Description	Value (000)
	Philippines (continued)
441,789	Bank of the Philippine Islands (Diversified Banks)	$556
4,611,100	Energy Development Corp. (Independent Power Producers & Energy Traders)	662
239,880	First Philippine Holdings Corp. (Electric Utilities)	337
2,932,000	Metro Pacific Investments Corp. (Multi-Sector Holdings)	245
344,769	Metropolitan Bank & Trust Co. (Diversified Banks)	534
10,700	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)	617
73,380	SM Investments Corp. (Industrial Conglomerates)	975
1,512,800	SM Prime Holdings, Inc. (Real Estate Operating Companies)	459
220,120	Universal Robina Corp. (Packaged Foods & Meats)	241
		5,250
	Poland — 1.63%
74,260	Asseco Poland SA (Systems Software)	1,046
29,127	Bank Pekao SA (Diversified Banks)	1,194
6,897	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining) (a)	168
40,265	KGHM Polska Miedz SA (Diversified Metals & Mining)	1,293
179,246	PGE SA (Electric Utilities)	1,077
119,338	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	1,174
90,974	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	848
11,628	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	1,043
211,538	Tauron Polska Energia SA (Electric Utilities)	329
139,628	Telekomunikacja Polska SA (Integrated Telecommunication Services)	698
		8,870
	Russia — 7.54%
80,514,459	Federal Grid Co. Unified Energy System JSC (Electric Utilities)*	785
839,286	Gazprom – Sponsored ADR (Integrated Oil & Gas)	8,947
484,970	Gazprom OAO – Sponsored GDR, Registered Shares (Integrated Oil & Gas)	5,180
70,137	Globaltrans Investment PLC (Railroads)	964
14,133	LUKOIL (Integrated Oil & Gas)	753
131,060	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	6,972
28,246	NovaTek OAO – Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	3,536
9,559	Pharmstandard – Registered Shares GDR (Pharmaceuticals) (a)	135
306,759	Rosneft Oil Co. (Integrated Oil & Gas)*	1,940

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
131,279	Rostelecom (Integrated Telecommunication Services) (a)*	$623
1,762,018	Sberbank (Diversified Banks)	3,965
194,799	Severstal (Diversified Metals & Mining) *	2,214
82,463	Sistema JSFC (Wireless Telecommunication Services)	1,386
32,817	Tatneft – Sponsored ADR (Oil & Gas Exploration & Production)	971
20,316	Uralkali – Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	731
206,280	VimpelCom Ltd. – Sponsored ADR (Wireless Telecommunication Services)	1,954
		41,056
	South Africa — 5.97%
161,629	African Bank Investments Ltd. (Other Diversified Financial Services)	688
45,236	Anglo Platinum Ltd. (Precious Metals & Minerals)	2,985
4,556	AngloGold Ashanti Ltd. (Gold)	194
60,338	ArcelorMittal South Africa Ltd. (Steel)	513
29,520	Barloworld Ltd. (Trading Companies & Distributors)	275
208,709	Cipla Medpro South Africa Ltd. (Pharmaceuticals)	164
97,931	DRDGOLD Ltd. (Gold)	56
22,813	Exxaro Resources Ltd. (Diversified Metals & Mining)	475
177,492	FirstRand Ltd. (Other Diversified Financial Services)	457
72,870	Gold Fields Ltd. (Gold)	1,126
191,881	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	442
34,584	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	718
48,134	Investec Ltd. (Diversified Capital Markets)	263
273,110	JD Group Ltd. (Home Improvement Retail)	1,643
17,162	Kumba Iron Ore Ltd. (Steel)	1,064
16,891	Liberty Holdings Ltd. (Life & Health Insurance)	167
156,779	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities)	401
117,809	MTN Group Ltd. (Wireless Telecommunication Services)	2,100
616,571	Murray & Roberts Holdings Ltd. (Construction & Engineering) (a)	1,962
24,068	Naspers Ltd., N Shares (Cable & Satellite)	1,054
18,134	Nedbank Group Ltd. (Diversified Banks)	326
23,112	Remgro Ltd. (Multi-Sector Holdings)	340
45,480	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	1,102
156,675	Sanlam Ltd. (Life & Health Insurance)	561
398,000	Sappi Ltd. (Paper Products) (a)	1,175

Shares	Security Description	Value (000)
	South Africa (continued)
53,086	Sasol Ltd. (Integrated Oil & Gas)	$2,538
29,201	Shoprite Holdings Ltd. (Hypermarkets & Super Centers)	493
509,168	Standard Bank Group Ltd. (Diversified Banks)	6,236
74,070	Steinhoff International Holdings Ltd. (Home Furnishings)	211
443,325	Telkom South Africa Ltd. (Integrated Telecommunication Services)	1,597
17,221	Tiger Brands Ltd. (Packaged Foods & Meats)	536
47,531	Truworths International Ltd. (Apparel Retail)	435
37,709	Woolworths Holdings Ltd. (Department Stores)	183
		32,480
	South Korea — 16.32%
2,958	CJ Cheiljedang Corp. (Packaged Foods & Meats) (a)	744
12,490	Daelim Industrial Co. Ltd. (Construction & Engineering) (a)	974
20,730	DGB Financial Group, Inc. (Regional Banks) (a)	232
33,470	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,552
18,980	Dongkuk Steel Mill Co. Ltd. (Steel) (a)	338
3,519	GLOVIS Co. Ltd. (Air Freight & Logistics) (a)	587
57,350	Grand Korea Leisure Co. Ltd. (Casinos & Gaming)	906
17,508	GS Holdings (Oil & Gas Refining & Marketing) (a)	771
52,110	Hana Financial Group, Inc. (Diversified Banks)	1,608
28,363	Hanwha Corp. (Commodity Chemicals) (a)	816
3,554	Honam Petrochemical Corp. (Commodity Chemicals) (a)	920
7,274	Hyundai Department Store Co. Ltd. (Department Stores) (a)	1,029
93,850	Hyundai Development Co. (Construction & Engineering) (a)	1,369
1,842	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	411
21,960	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	658
11,883	Hyundai Mobis (Auto Parts & Equipment) (a)	3,013
30,770	Hyundai Motor Co. Ltd. (Automobile Manufacturers) (a)	5,691
9,203	Hyundai Steel Co. (Steel) (a)	765
151,020	Industrial Bank of Korea (Diversified Banks) (a)	1,639
77,551	Jinro Ltd. (Distillers & Vintners) (a)	1,693
71,434	KB Financial Group, Inc. (Diversified Banks) (a)	2,251

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
54,300	KB Financial Group, Inc. – Sponsored ADR (Diversified Banks) (a)	$1,702
1,851	KCC Corp. (Building Products)	459
30,030	Korea Electric Power Corp. (Electric Utilities) (a)	666
168,790	Korea Electric Power Corp. – Sponsored ADR (Electric Utilities) (a)	1,853
369,850	Korea Exchange Bank (Diversified Banks)	2,360
62,630	KT Corp. (Integrated Telecommunication Services) (a)	1,939
39,610	KT Corp. – Sponsored ADR (Integrated Telecommunication Services) (a)	619
41,946	KT&G Corp. (Tobacco) (a)	2,965
6,269	LG Chem Ltd. (Commodity Chemicals) (a)	1,728
19,638	LG Corp. (Industrial Conglomerates) (a)	1,047
42,632	LG Electronics, Inc. (Consumer Electronics) (a)	2,754
2,242	LG Household & Health Care Ltd. (Household Products) (a)	949
57,790	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	1,583
6,121	Nong Shim Co. Ltd. (Packaged Foods & Meats) (a)	1,236
10,483	POSCO (Steel)	3,459
17,190	POSCO – Sponsored ADR (Steel)	1,411
21,449	Samsung Electronics Co. Ltd. (Semiconductors)	19,704
10,749	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	1,969
48,010	Shinhan Financial Group Co. Ltd. (Diversified Banks) (a)	1,657
9,734	Shinsegae Co. Ltd. (Hypermarkets & Super Centers) (a)	2,071
3,950	SK Chemicals Co. Ltd. (Commodity Chemicals) (a)	220
15,652	SK Holdings Co. Ltd. (Industrial Conglomerates) (a)	1,644
19,776	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,430
152,830	SK Telecom Co. Ltd. – Sponsored ADR (Wireless Telecommunication Services)	2,080
15,190	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	193
19,611	Yuhan Corp. (Pharmaceuticals) (a)	2,171
		88,836
	Taiwan — 7.55%
392,256	Acer, Inc. (Computer Hardware)	455
1,074,636	Advanced Semiconductor Engineering, Inc. (Semiconductors)	920
331,934	Asia Cement Corp. (Construction Materials)	373
1,889,000	AU Optronics Corp. (Electronic Components)	811
222,310	AU Optronics Corp. – Sponsored ADR (Electronic Components)	960

Shares	Security Description	Value (000)
	Taiwan (continued)
43,000	Catcher Technology Co. Ltd. (Computer Storage & Peripherals)	$200
634,704	China Steel Corp. (Steel)	604
1,920,901	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	1,199
485,000	CHIPBOND Technology Corp. (Semiconductors)	473
295,108	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	975
1,161,000	Compal Electronics, Inc. (Computer Hardware)	1,158
216,000	Coretronic Corp. (Electronic Equipment & Instruments)	146
141,000	Epistar Corp. (Semiconductors)	300
309,122	Far Eastern New Century Corp. (Industrial Conglomerates)	359
125,000	Farglory Land Development Co. Ltd. (Real Estate Development)	196
65,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	172
514,000	Formosa Plastics Corp. (Commodity Chemicals)	1,372
841,133	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	891
159,000	Highwealth Construction Corp. (Real Estate Development)	229
1,361,400	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	3,729
138,248	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR (Electronic Manufacturing Services) (b)*	757
63,052	HTC Corp. (Computer Hardware)	1,035
2,372,702	KGI Securities Co. Ltd. (Investment Banking & Brokerage)	847
288,000	Lite-On Technology Corp. (Computer Storage & Peripherals)	324
1,175,200	Mega Financial Holding Co. Ltd. (Diversified Banks)	784
934,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	1,899
519,000	Novatek Microelectronics Corp. (Semiconductors)	1,301
690,620	Pou Chen Corp. (Footwear)	567
600,900	Powertech Technology, Inc. (Semiconductors)	1,273
166,000	Quanta Computer, Inc. (Computer Hardware)	349
73,000	Radiant Opto-Electronics Corp. (Semiconductors)	209
265,870	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)	1,159
415,000	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)	372
224,045	Silitech Technology Corp. (Electrical Components & Equipment)	508

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
6,986,905	SinoPac Financial Holdings Co. Ltd. (Diversified Banks)	$2,128
608,940	Taiwan Cooperative Financial Holding Co. Ltd. (Diversified Banks) (a)	366
71,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	165
166,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	519
1,596,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	3,997
86,250	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	1,113
85,000	Tatung Co. Ltd. (Consumer Electronics) (a)	21
540,000	Transcend Information, Inc. (Semiconductors)	1,413
94,350	Tripod Technology Corp. (Electronic Components)	228
82,786	Uni-President Enterprises Corp. (Packaged Foods & Meats)	121
531,000	Unimicron Technology Corp. (Electronic Components)	625
1,024,000	United Microelectronics Corp. (Semiconductors)	430
1,029,010	United Microelectronics Corp. – Sponsored ADR (Semiconductors)	2,202
428,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	880
		41,114
	Tanzania — 0.20%
155,700	African Barrick Gold Ltd. (Gold)	1,109
	Thailand — 2.42%
468,800	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	2,090
190,000	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Diversified Banks)	989
262,700	Bangkok Bank Public Co. Ltd. – NVDR (Diversified Banks)	1,279
1,278,300	Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)	1,338
213,000	Kasikornbank Public Co. Ltd. – NVDR (Diversified Banks)	824
156,000	Kasikornbank Public Co. Ltd., Foreign Shares (Diversified Banks)	616
384,963	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals) (a)	745
303,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	3,065
395,200	Siam Commercial Bank Public Co. Ltd. (Diversified Banks)	1,461
76,600	The Siam Cement Public Co. Ltd. – NVDR (Construction Materials)	761
		13,168

Shares	Security Description	Value (000)
	Turkey — 0.95%
5,406	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	$65
14,691	Arcelik AS (Household Appliances)	47
720,890	Asya Katilim Bankasi AS (Diversified Banks) (a)	606
2,925	BIM Birlesik Magazalar AS (Food Retail)	81
47,320	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	135
15,130	Koc Holding AS (Industrial Conglomerates)	45
7,512	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	159
42,002	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	156
3,046	Turk Traktor Ve Ziraat Makineleri AS (Construction & Farm Machinery & Heavy Trucks)	54
243,824	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services) (a)	1,144
21,150	Turkcell lletisim Hizmetleri AS – Sponsored ADR (Wireless Telecommunication Services) (a)	249
79,865	Turkiye Garanti Bankasi AS (Diversified Banks)	249
19,106	Turkiye Halk Bankasi AS (Diversified Banks)	100
1,180,712	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	2,065
25,717	Turkiye Sise Ve Cam Fabrikalari AS (Housewares & Specialties)	39
		5,194
	Ukraine — 0.06%
149,610	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	316
	United Arab Emirates — 0.22%
1,708,151	Emaar Properties PJSC (Real Estate Operating Companies)	1,195
	United Kingdom — 0.17%
7,878	British American Tobacco PLC (Tobacco)	375
8,457	New World Resources PLC, A Shares (Diversified Metals & Mining)	58
104,390	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)	468
		901
	United States — 0.28%
51,400	Southern Copper Corp. (Diversified Metals & Mining)	1,551
	Total Common Stocks	490,451

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 2.72%
	Brazil — 2.16%
212,865	Braskem SA – Preferred, Class – A (Commodity Chemicals)	$1,461
41,406	Centrais Eletricas Brasileiras SA – Preferred, Class – B (Electric Utilities)	596
237,000	Gerdau SA – Preferred (Steel)	1,843
249,100	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	5,852
72,155	Telefonica Brasil SA (Integrated Telecommunication Services)	2,009
		11,761
	Russia — 0.13%
572	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation) *	729
	South Korea — 0.43%
3,991	Samsung Electronics Co. Ltd. (Semiconductors)	2,311
	Total Preferred Stocks	14,801
	Time Deposit — 2.72%
$14,826	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/12	14,826
	Total Time Deposit	14,826
	Mutual Funds — 2.74%
9,249,593	Federated Prime Obligations Portfolio, 0.19% (c)	9,250
99,010	iShares MSCI Emerging Markets Index Fund	3,756
20,640	iShares MSCI Taiwan Index Fund	242
107,100	WisdomTree India Earnings Fund	1,671
	Total Mutual Funds	14,919
	Total Investments (cost $565,905) — 98.26%	534,997
	Other assets in excess of liabilities — 1.74%	9,495
	Net Assets — 100.00%	$544,492

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2011, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on December 31, 2011.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

MTN – Medium Term Note

NVDR – Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	35.21%	54.87%	90.08%
Preferred Stocks	0.42%	2.30%	2.72%
Mutual Funds	1.04%	1.70%	2.74%
Time Deposit	2.72%	—	2.72%
Other Assets (Liabilities)	0.50%	1.24%	1.74%
Total Investments	39.89%	60.11%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
125	FTSE/JSE TOP 40	$4,433	Mar-12	$88
81	H-Shares IDX Future	5,200	Jan-12	(3)
235	MSCI Taiwan Index Future	5,957	Jan-12	(23)
	Net Unrealized Appreciation/(Depreciation)			$62
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
168,000,000	Taiwan Dollar	Morgan Stanley	1/13/12	$5,567	$5,552	$(15)
27,495,600	South African Rand	Goldman Sachs	1/13/12	3,405	3,404	(1)
	Total Currencies Purchased			$8,972	$8,956	$(16)
	Net Unrealized Appreciation/(Depreciation)					$(16)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.27%
$260	Citibank Omni Master Trust, Series 2009-A17, Class A17 (a)	4.90	11/15/18	$283
	Total Asset Backed Security			283
	Collateralized Mortgage Obligation — 2.19%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (b)	5.77	5/10/45	104
255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (b)	5.63	4/10/49	272
210	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	211
190	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (b)	5.23	10/15/15	209
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (b)	5.28	4/10/37	125
255	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	273
110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	114
88	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	93
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	24
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (b)	5.83	11/12/16	146
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (b)	5.45	2/12/44	279
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (b)	5.88	7/11/17	209
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (b)	6.10	7/15/17	276
	Total Collateralized Mortgage Obligations			2,335
	U.S. Goverment Agency Mortgages — 38.07%
800	Fannie Mae, 15 YR TBA	3.50	1/25/27	837
300	Fannie Mae, 15 YR TBA	4.00	1/25/27	316
1,000	Fannie Mae, 15 YR TBA	4.50	1/25/27	1,066
700	Fannie Mae, 15 YR TBA	5.00	1/25/27	753
300	Fannie Mae, 30 YR TBA	3.50	1/25/42	309
700	Fannie Mae, 30 YR TBA	4.50	1/25/42	745
1,100	Fannie Mae, 30 YR TBA	5.00	1/25/42	1,188
1,313	Fannie Mae, Pool #190405	4.00	10/1/40	1,380
594	Fannie Mae, Pool #256843	5.50	8/1/37	647
345	Fannie Mae, Pool #603083	5.50	1/1/17	375
1,093	Fannie Mae, Pool #725228	6.00	3/1/34	1,219
65	Fannie Mae, Pool #888596	6.50	7/1/37	72
969	Fannie Mae, Pool #889117	5.00	10/1/35	1,047
291	Fannie Mae, Pool #889984	6.50	10/1/38	325
1,410	Fannie Mae, Pool #890221	5.50	12/1/33	1,546
1,153	Fannie Mae, Pool #959451	6.00	12/1/37	1,271
174	Fannie Mae, Pool #AB3192	4.50	6/1/41	186
1,219	Fannie Mae, Pool #AD0527	5.50	6/1/39	1,328
351	Fannie Mae, Pool #AE0442	6.50	1/1/39	394
305	Fannie Mae, Pool #AE0954	4.50	2/1/41	324
188	Fannie Mae, Pool #AH5859	4.00	2/1/41	198
721	Fannie Mae, Pool #AH5988	5.00	3/1/41	780

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Goverment Agency Mortgages (continued)
$1,053	Fannie Mae, Pool #AH6242	4.00	4/1/26	$1,112
1,237	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,317
236	Fannie Mae, Pool #AI1186	4.00	4/1/41	248
225	Fannie Mae, Pool #AI4815	4.50	6/1/41	240
162	Fannie Mae, Pool #AI6016	4.00	7/1/41	170
694	Fannie Mae, Pool #AI8534	4.00	8/1/41	730
488	Fannie Mae, Pool #AJ1300 (b)	2.93	10/1/41	509
398	Fannie Mae, Pool #AJ1998	3.50	10/1/41	410
497	Fannie Mae, Pool #AJ3079	3.00	11/1/26	514
199	Fannie Mae, Pool #AJ4035	3.50	10/1/41	205
299	Fannie Mae, Pool #AJ5303	4.00	11/1/41	315
269	Fannie Mae, Pool #AL0583	6.50	10/1/39	299
691	Fannie Mae, Pool #AL1107	4.50	11/1/41	736
1,000	Freddie Mac, Gold 30 YR TBA	5.00	1/15/42	1,075
300	Freddie Mac, Gold 30 YR TBA	5.50	1/15/42	326
100	Freddie Mac, Gold 30 YR TBA	6.00	1/15/41	110
707	Freddie Mac, Pool #1B7911 (b)	2.71	12/1/40	732
1,242	Freddie Mac, Pool #A96286	4.00	1/1/41	1,305
3,382	Freddie Mac, Pool #A97692	4.50	3/1/41	3,585
676	Freddie Mac, Pool #C01598	5.00	8/1/33	728
946	Freddie Mac, Pool #G01665	5.50	3/1/34	1,041
622	Freddie Mac, Pool #G02794	6.00	5/1/37	685
700	Government National Mortgage Association, 30 YR TBA	4.00	1/15/42	751
600	Government National Mortgage Association, 30 YR TBA	4.00	1/20/42	642
300	Government National Mortgage Association, 30 YR TBA	4.50	1/15/42	327
500	Government National Mortgage Association, 30 YR TBA	4.50	1/20/42	545
700	Government National Mortgage Association, 30 YR TBA	5.00	1/15/41	775
800	Government National Mortgage Association, 30 YR TBA	5.00	1/20/42	885
100	Government National Mortgage Association, 30 YR TBA	5.50	1/15/42	112
400	Government National Mortgage Association, 30 YR TBA	5.50	1/20/42	448
300	Government National Mortgage Association, 30 YR TBA	6.00	1/20/42	339
802	Government National Mortgage Association, Pool #4801	4.50	9/20/40	877
227	Government National Mortgage Association, Pool #510835	5.50	2/15/35	256
170	Government National Mortgage Association, Pool #582199	6.50	1/15/32	197
77	Government National Mortgage Association, Pool #658181	5.50	11/15/36	86
464	Government National Mortgage Association, Pool #721760	4.50	8/15/40	508
568	Government National Mortgage Association, Pool #737310	4.50	8/15/40	622
244	Government National Mortgage Association, Pool #781959	6.00	7/15/35	276
214	Government National Mortgage Association, Pool #782523	5.00	11/15/35	238
	Total U.S. Government Agency Mortgages			40,582
	U.S. Government Agency Securities — 3.83%
200	Fannie Mae (c)	1.89	6/1/17	184
100	Fannie Mae (c)	5.36	10/9/19	77

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$50	Fannie Mae, Callable 10/27/12 @ 100.00	0.50	12/27/13	$50
50	Fannie Mae, Callable 3/6/12 @ 100.00	0.60	3/6/14	50
160	Fannie Mae	0.75	12/18/13	161
70	Fannie Mae, Callable 3/12/12 @ 100.00	0.85	9/12/14	70
100	Fannie Mae, Callable 10/24/12 @ 100.00	0.85	10/24/14	100
110	Fannie Mae	1.00	9/23/13	111
88	Fannie Mae	1.05	10/22/13	89
50	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	50
152	Fannie Mae	1.63	10/26/15	156
62	Fannie Mae	2.75	3/13/14	65
93	Fannie Mae	3.88	7/12/13	98
109	Fannie Mae	5.00	3/15/16	127
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	11
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
30	Fannie Mae	6.63	11/15/30	44
81	Fannie Mae	7.25	5/15/30	126
50	Fannie Mae, Series 2, Callable 3/28/12 @ 100.00	1.50	3/28/14	50
20	Federal Farm Credit Bank, Callable 1/18/12 @ 100.00	0.35	3/8/13	20
50	Federal Farm Credit Bank, Callable 1/17/12 @ 100.00	0.48	3/13/13	50
100	Federal Farm Credit Bank	1.38	6/25/13	102
50	Federal Home Loan Bank, Callable 2/8/12 @ 100.00	1.00	8/8/14	50
200	Federal Home Loan Bank	1.75	3/8/13	203
140	Federal Home Loan Bank	3.63	10/18/13	148
25	Federal Home Loan Bank	3.63	3/12/21	28
75	Federal Home Loan Bank, Callable 1/13/12 @ 100.00	4.00	1/13/21	75
50	Federal Home Loan Bank, Callable 3/9/12 @ 100.00	4.00	12/9/31	50
10	Federal Home Loan Bank	4.75	12/16/16	12
15	Federal Home Loan Bank	5.63	6/11/21	19
275	Federal Home Loan Bank, Series 656	5.38	5/18/16	326
75	Freddie Mac, Callable 2/23/12 @ 100.00	0.50	8/23/13	75
121	Freddie Mac	1.63	4/15/13	123
337	Freddie Mac	2.88	2/9/15	359
372	Freddie Mac	4.13	9/27/13	396
106	Freddie Mac	5.25	4/18/16	125
50	Freddie Mac, MTN, Callable 6/29/12 @ 100.00	2.00	6/29/16	50
100	Freddie Mac, Series 1, Callable 10/17/12 @ 100.00	0.75	10/17/14	100
100	Tennessee Valley Authority	5.25	9/15/39	128
	Total U.S. Government Agency Securities			4,081
	Corporate Bonds — 26.20%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	212
373	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (a)	4.00	6/15/21	383
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	11
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	109

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$717	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	$728
206	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	215
117	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	129
326	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	384
155	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	186
247	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	233
370	Aviation Capital Group (Transportation Infrastructure) (a)	7.13	10/15/20	358
305	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	357
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	959
283	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	279
96	Caterpillar, Inc. (Machinery)	5.20	5/27/41	115
310	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	334
220	Cellco Partnership/Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	239
409	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	410
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	284
426	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	521
635	Citigroup, Inc. (Diversified Financial Services)	4.50	1/14/22	611
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	145
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	456
150	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	150
146	Comcast Corp. (Media)	6.45	3/15/37	177
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	432
155	Dominion Resources, Inc. (Electric Utilities)	1.95	8/15/16	156
198	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	224
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	167
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	245
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	146
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	218
337	ERAC USA Finance Co. (Specialty Retail) (a)	5.25	10/1/20	363
142	ERAC USA Finance Co. (Specialty Retail) (a)	5.60	5/1/15	155
300	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	345
188	Family Dollar Stores, Inc. (Specialty Retail)	5.00	2/1/21	194
736	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	768
600	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	625
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	207
593	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	628
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	448
324	Hewlett-Packard Co. (Computers & Peripherals)	4.50	3/1/13	333
327	Hewlett-Packard Co. (Computers & Peripherals)	4.65	12/9/21	345
793	IBM Corp. (IT Services)	0.88	10/31/14	793

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$246	IBM Corp. (IT Services)	5.60	11/30/39	$316
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	252
573	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	642
296	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	299
728	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	743
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	83
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	106
328	Kellogg Co. (Food Products)	4.25	3/6/13	341
267	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	347
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	686
118	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	123
261	MassMutual Global Funding LLC (Capital Markets) (a)	2.30	9/28/15	262
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	174
297	NBCUniversal Media LLC (Media)	5.95	4/1/41	349
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	281
408	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	439
472	PACCAR Financial Corp., MTN (Diversified Financial Services)	1.55	9/29/14	478
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
139	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	187
351	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	353
139	Roche Holdings, Inc. (Pharmaceuticals) (a)	7.00	3/1/39	197
205	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	212
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	100
222	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	227
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	337
620	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	670
293	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	376
155	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	188
200	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	209
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	134
319	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	327
102	The Progressive Corp. (Real Estate Investment Trusts)	3.75	8/23/21	106
297	The Walt Disney Co. (Media)	2.75	8/16/21	302
248	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	273
145	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	148
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	596
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	313
103	Time Warner, Inc. (Media)	6.20	3/15/40	121
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	221
260	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	321
184	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	194
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	82
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	160

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$202	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	$279
387	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	397
131	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	179
	Total Corporate Bonds			27,934
	U.S. Treasury Obligation — 31.07%
4,000	U.S. Treasury Bills (c)	0.00	1/5/12	4,000
24	U.S. Treasury Bond	3.13	11/15/41	25
31	U.S. Treasury Bond	3.50	2/15/39	35
214	U.S. Treasury Bond	3.88	8/15/40	257
212	U.S. Treasury Bond	4.25	5/15/39	270
220	U.S. Treasury Bond	4.25	11/15/40	281
199	U.S. Treasury Bond	4.38	11/15/39	258
241	U.S. Treasury Bond	4.38	5/15/40	313
201	U.S. Treasury Bond	4.38	5/15/41	262
54	U.S. Treasury Bond	4.50	2/15/36	71
232	U.S. Treasury Bond	4.50	8/15/39	307
220	U.S. Treasury Bond	4.63	2/15/40	297
83	U.S. Treasury Bond	4.75	2/15/37	113
196	U.S. Treasury Bond	4.75	2/15/41	270
118	U.S. Treasury Bond	5.00	5/15/37	166
81	U.S. Treasury Bond	5.38	2/15/31	115
69	U.S. Treasury Bond	5.50	8/15/28	97
206	U.S. Treasury Bond	6.25	8/15/23	295
269	U.S. Treasury Bond	7.50	11/15/24	429
267	U.S. Treasury Bond	7.63	2/15/25	432
19	U.S. Treasury Bond	8.00	11/15/21	30
208	U.S. Treasury Bond	11.25	2/15/15	278
109	U.S. Treasury Note	0.25	9/15/14	109
97	U.S. Treasury Note	0.50	11/15/13	97
543	U.S. Treasury Note	0.75	8/15/13	548
455	U.S. Treasury Note	0.75	9/15/13	459
800	U.S. Treasury Note	0.88	2/29/12	801
199	U.S. Treasury Note	1.00	7/15/13	201
47	U.S. Treasury Note	1.00	1/15/14	48
518	U.S. Treasury Note	1.00	5/15/14	527
191	U.S. Treasury Note	1.00	8/31/16	193
146	U.S. Treasury Note	1.00	9/30/16	148
144	U.S. Treasury Note	1.25	9/30/15	148
199	U.S. Treasury Note	1.25	10/31/15	204
1,595	U.S. Treasury Note	1.38	3/15/12	1,599
597	U.S. Treasury Note	1.38	1/15/13	604
513	U.S. Treasury Note	1.38	2/15/13	520

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligation (continued)
$10	U.S. Treasury Note	1.38	3/15/13	$10
418	U.S. Treasury Note	1.75	3/31/14	432
258	U.S. Treasury Note	1.75	7/31/15	269
260	U.S. Treasury Note	1.88	6/30/15	272
98	U.S. Treasury Note	2.00	4/30/16	104
276	U.S. Treasury Note	2.13	5/31/15	291
284	U.S. Treasury Note	2.13	8/15/21	291
344	U.S. Treasury Note	2.25	5/31/14	360
214	U.S. Treasury Note	2.25	1/31/15	226
455	U.S. Treasury Note	2.25	3/31/16	485
218	U.S. Treasury Note	2.38	8/31/14	230
117	U.S. Treasury Note	2.38	9/30/14	123
519	U.S. Treasury Note	2.38	10/31/14	548
282	U.S. Treasury Note	2.38	2/28/15	299
28	U.S. Treasury Note	2.50	3/31/13	29
276	U.S. Treasury Note	2.50	3/31/15	294
282	U.S. Treasury Note	2.50	4/30/15	301
146	U.S. Treasury Note	2.63	6/30/14	154
211	U.S. Treasury Note	2.63	7/31/14	223
32	U.S. Treasury Note	2.63	12/31/14	34
276	U.S. Treasury Note	2.63	8/15/20	298
224	U.S. Treasury Note	2.63	11/15/20	241
531	U.S. Treasury Note	2.75	11/30/16	580
386	U.S. Treasury Note	2.75	2/15/19	423
209	U.S. Treasury Note	2.88	3/31/18	231
251	U.S. Treasury Note	3.00	8/31/16	277
216	U.S. Treasury Note	3.00	9/30/16	238
466	U.S. Treasury Note	3.13	8/31/13	488
332	U.S. Treasury Note	3.13	1/31/17	369
245	U.S. Treasury Note	3.13	4/30/17	273
375	U.S. Treasury Note	3.13	5/15/21	419
279	U.S. Treasury Note	3.25	6/30/16	310
313	U.S. Treasury Note	3.25	7/31/16	348
235	U.S. Treasury Note	3.25	12/31/16	262
235	U.S. Treasury Note	3.25	3/31/17	263
545	U.S. Treasury Note	3.38	6/30/13	571
455	U.S. Treasury Note	3.38	11/15/19	519
73	U.S. Treasury Note	3.50	5/31/13	76
174	U.S. Treasury Note	3.50	5/15/20	200
356	U.S. Treasury Note	3.63	8/15/19	412
245	U.S. Treasury Note	3.63	2/15/20	284
205	U.S. Treasury Note	3.63	2/15/21	238
575	U.S. Treasury Note	3.75	11/15/18	669

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligation (continued)
181	U.S. Treasury Note	4.00	2/15/14	195
207	U.S. Treasury Note	4.00	2/15/15	230
454	U.S. Treasury Note	4.00	8/15/18	535
183	U.S. Treasury Note	4.13	5/15/15	205
451	U.S. Treasury Note	4.25	8/15/13	480
376	U.S. Treasury Note	4.25	11/15/13	404
187	U.S. Treasury Note	4.25	8/15/14	206
191	U.S. Treasury Note	4.25	8/15/15	216
1,700	U.S. Treasury Note	4.63	2/29/12	1,712
30	U.S. Treasury Note	4.63	11/15/16	35
300	U.S. Treasury Note	4.75	5/15/14	331
534	U.S. Treasury Note	4.75	8/15/17	643
137	U.S. Treasury Note	4.88	8/15/16	163
	Total U.S. Treasury Obligations			33,126
	Yankee Dollars — 6.22%
187	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	187
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	295
207	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	256
309	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	310
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	395
419	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	436
279	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	266
218	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	218
334	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	337
651	Kinross Gold Corp. (Metals & Mining) (a)	5.13	9/1/21	639
241	Shell International Finance BV (Energy Equipment & Services)	4.30	9/22/19	280
347	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	434
162	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	223
4	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	4
239	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	249
210	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	222
350	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	448
152	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	166
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	105
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	195
210	Wesfarmers Ltd. (Industrial Conglomerates) (a)	7.00	4/10/13	223
728	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	743
	Total Yankee Dollars			6,631

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 3.03%
2,225,524	SSgA U.S. Government Money Market (d)	0.00		2,226
1,000,268	SSgA U.S. Government Money Market (d)	0.00		1,000
	Total Mutual Funds			3,226
	Total Investments Before TBA Sale Commitments (cost $114,644) — 110.88%			118,198
	TBA Sale Commitments (e) — (2.53)%
$(200)	Fannie Mae, 30 YR TBA	4.00	2/25/42	(209)
(700)	Fannie Mae, 30 YR TBA	5.50	1/25/42	(762)
(700)	Fannie Mae, 30 YR TBA	6.00	1/25/42	(771)
(200)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.00	1/15/42	(210)
(700)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.50	1/15/42	(742)
	Total TBA Sale Commitments			$(2,694)
	Liabilities in excess of other assets — (8.35)%			(8,900)
	Net Assets — 100.00%			$106,604
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2011.
(c)	Rate disclosed represents effective yield at purchase.
(d)	The rate disclosed is the rate in effect on December 31, 2011.
(e)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the notes to financial statements.

Core Fixed Income Portfolio	BlackRock Financial Management, Inc.	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total
Asset Backed Security	0.27%	—	—	0.27%
Collateralized Mortgage Obligations	2.19%	—	—	2.19%
U.S. Government Agency Mortgages	38.07%	—	—	38.07%
U.S. Government Agency Securities	—	3.83%	—	3.83%
Corporate Bonds	—	0.02%	26.18%	26.20%
U.S. Treasury Obligations	7.61%	23.46%	—	31.07%
Yankee Dollars	—	—	6.22%	6.22%
Mutual Fund	2.09%	—	0.94%	3.03%
Other Assets (Liabilities)	-11.11%	-0.11%	0.34%	-10.88%
Total Net Assets	39.12%	27.20%	33.68%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 78.22%
$395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @ 105.31	10.63	3/15/15	$439
990	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88	7.75	8/1/20	1,017
814	AES Ironwood LLC (Diversified Financial Services)	8.86	11/30/25	822
500	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	542
1,185	Affinion Group Holdings, Inc. (Media) Callable 11/15/12 @ 108.72	11.63	11/15/15	984
1,775	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	7.88	12/15/18	1,500
1,665	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	11.50	10/15/15	1,453
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,407
1,205	American Airlines, Inc. (Airlines) Callable 3/15/13 @ 105.62 (a)	7.50	3/15/16	862
1,100	American General Finance Corp., MTN (Consumer Finance)	5.75	9/15/16	775
390	American General Finance Corp., Series H, MTN (Consumer Finance)	5.38	10/1/12	369
385	American General Finance Corp., Series I, MTN (Consumer Finance)	5.40	12/1/15	280
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	543
2,225	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	1,980
850	American Petroleum Tankers LLC (Energy Equipment & Services) Callable 5/1/12 @ 105.13	10.25	5/1/15	867
610	Amsted Industries, Inc. (Multi-Utilities) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	647
1,500	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 2/13/12 @ 105.62	11.25	11/1/14	1,549
425	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/15 @ 103.50 (a)	7.00	6/15/19	433
1,425	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.63 (a)	7.25	6/15/21	1,464
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,811
1,710	Avaya, Inc. (Communications Equipment) Callable 4/15/15 @ 103.50 (a)	7.00	4/1/19	1,659
1,100	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	1,036
1,265	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 10/15/14 @ 104.13	8.25	1/15/19	1,256
885	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 3/15/14 @ 104.81	9.63	3/15/18	916
900	Block Communications, Inc. (Media) Callable 2/13/12 @ 102.75 (a)	8.25	12/15/15	917
750	Building Materials Corp. of America (Building Products) Callable 5/1/16 103.38 (a)	6.75	5/1/21	787
1,035	Cablevision Systems Corp. (Media)	8.00	4/15/20	1,110
2,085	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	2,213
2,920	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	3,139
4,205	CCO Holdings LLC/CCO Holdings Capital Corp. (Software) Callable 4/30/15 @ 104.88	6.50	4/30/21	4,258
650	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25	7.00	1/15/19	678
1,355	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	1,428
760	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 12/1/15 @ 103.69	7.38	6/1/20	802
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,221
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	537
715	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	716
730	Cenveo Corp. (Paper & Forest Products) Callable 2/1/14 @ 104.44	8.88	2/1/18	637
3,040	Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	3,222
1,665	Checkout Holdings Corp. (Media) Callable 2/13/12 @ 67.49 (a)(c)	0.84	11/15/15	882
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	293
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	369
535	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	591
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	989
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,059
785	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.41 (a)	5.88	4/15/21	785

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$600	Chrysler GP/CG Co. - Issuer (Automobiles) Callable 6/15/15 @ 104.00 (a)	8.00	6/15/19	$549
1,500	Chrysler GP/CG Co. - Issuer (Automobiles) Callable 6/15/16 @ 104.13 (a)	8.25	6/15/21	1,365
390	Cinemark USA, Inc. (Media) Callable 6/15/16 @ 103.69	7.38	6/15/21	399
145	Cinemark USA, Inc. (Media) Callable 6/15/14 @ 104.31	8.63	6/15/19	158
1,705	CIT Group, Inc. (Diversified Financial Services) Callable 1/23/12 @ 100.00	7.00	5/1/15	1,708
1,745	CIT Group, Inc. (Diversified Financial Services) Callable 2/13/12 @ 100.00	7.00	5/1/16	1,745
9,000	CIT Group, Inc. (Diversified Financial Services) Callable 2/6/12 @ 100.00	7.00	5/1/17	9,000
2,225	CIT Group, Inc., Series C (Diversified Financial Services) (a)	5.25	4/1/14	2,217
775	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	856
520	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	559
405	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	437
1,770	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00	10.00	12/1/18	1,699
1,785	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	1,999
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance) Callable 5/1/15 @ 105.38 (a)	10.75	5/1/19	1,039
3,200	Community Health Systems, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 104.00 (a)	8.00	11/15/19	3,232
5,050	Community Health Systems, Inc. (Health Care Providers & Services) Callable 2/13/12 @ 104.44	8.88	7/15/15	5,214
665	Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 103.88	7.75	4/1/19	632
2,370	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	2,480
350	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	378
1,375	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	1,445
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	604
725	Darling International, Inc. (Food Products) Callable 12/15/14 @ 104.25	8.50	12/15/18	805
1,340	Delphi Corp. (Auto Components) Callable 5/15/14 @ 104.41 (a)	5.88	5/15/19	1,367
1,195	Delphi Corp. (Auto Components) Callable 5/15/16 @ 103.06 (a)	6.13	5/15/21	1,231
344	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	343
359	Delta Air Lines, Inc. (Airlines) Callable 2/13/12 @ 107.12 (a)	9.50	9/15/14	370
2,340	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00	12.00	8/15/18	2,305
465	DISH DBS Corp. (Media)	7.88	9/1/19	525
825	Ducommun, Inc. (Aerospace & Defense) Callable 7/15/15 @ 104.88 (a)	9.75	7/15/18	837
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56	7.13	1/15/21	682
510	E*TRADE Financial Corp. (Thrifts & Mortgage Finance)	6.75	6/1/16	495
1,020	E*TRADE Financial Corp. (Capital Markets) Callable 11/30/12 @ 112.50	12.50	11/30/17	1,153
420	Echostar DBS Corp. (Media)	7.13	2/1/16	453
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	764
685	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	445
1,765	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,103
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	136
275	Edison Mission Energy (Electric Utilities)	7.75	6/15/16	201
1,965	EH Holding Corp. (Communications Equipment) (a)	6.50	6/15/19	2,049
270	EH Holding Corp. (Communications Equipment) (a)	7.63	6/15/21	284
500	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	540
810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	887
350	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	408
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	171
1,790	Emdeon, Inc. (Software) Callable 12/31/15 @ 105.50 (a)	11.00	12/31/19	1,873
770	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/15 @ 103.50	7.00	7/15/19	820
790	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50	7.00	12/15/20	839
1,075	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63	7.25	1/15/22	1,144

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$5,570	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (b)(d)	10.00	1/15/20	$5,848
565	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	554
1,720	Equinix, Inc. (Internet Software & Services) Callable 7/15/16 @ 103.50	7.00	7/15/21	1,815
785	Exide Technologies (Auto Components) Callable 2/1/15 @ 104.31	8.63	2/1/18	604
575	Ferrellgas Partners LP (Gas Utilities) Callable 10/1/13 @ 104.56	9.13	10/1/17	601
735	Ferrellgas Partners LP/ Ferrellgas Finance corp. (Gas Utilities) Callable 5/1/16 @ 103.25	6.50	5/1/21	647
4,240	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	4,812
1,250	First Wind Capital LLC (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 107.69 (a)	10.25	6/1/18	1,228
4,920	Ford Motor Co. (Automobiles)	7.45	7/16/31	5,904
4,300	Ford Motor Credit Co. LLC (Consumer Finance)	3.88	1/15/15	4,284
350	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	412
1,145	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 6/1/15 @ 104.03	8.05	2/1/20	1,076
1,285	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	1,373
2,545	General Motors Financial Co., Inc. (Thrifts & Mortgage Finance) (a)	6.75	6/1/18	2,596
470	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94	7.88	12/15/18	470
4,730	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	4,789
5,205	GenOn Energy, Inc. (Multi-Utilities) Callable 10/15/15 @ 104.94	9.88	10/15/20	5,283
2,330	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	1,258
205	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	192
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	541
920	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	9.63	10/1/15	1,007
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 2/13/12 @ 104.88	9.75	12/15/14	958
9,260	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	8,936
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,431
3,360	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	3,486
748	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	817
635	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75	7.50	10/15/18	664
142	Hertz Corp. (Road & Rail) Callable 2/13/12 @ 100.00	8.88	1/1/14	143
310	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 11/1/15 @ 103.00	6.00	11/1/20	317
405	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	440
375	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/15 @ 103.44 (a)	6.88	3/15/18	367
4,950	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/16 @ 103.56 (a)	7.13	3/15/21	4,851
690	Huntsman International LLC (Chemicals) Callable 2/13/12 @ 100.00	5.50	6/30/16	676
430	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	456
260	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31	8.63	3/15/21	276
590	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/13 @ 103.88	7.75	1/15/16	612
3,010	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00	8.00	1/15/18	3,130
2,550	ILFC E-Capital Trust I (Diversified Consumer Services) Callable 2/13/12 @ 100.00 (a)(b)	4.77	12/21/65	1,504
500	ILFC E-Capital Trust ll (Diversified Consumer Services) (a)(b)	6.25	12/21/65	338
4,130	INC Research LLC (Life Sciences Tools & Services) Callable 7/15/15 @ 105.75 (a)	11.50	7/15/19	3,696
930	Insight Communications Co., Inc. (Media) Callable 7/15/13 @ 107.03 (a)	9.38	7/15/18	1,063
770	Integra Telecom (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	629
1,560	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	1,441
2,225	International Lease Finance Corp. (Diversified Financial Services)	8.25	12/15/20	2,247
1,285	International Lease Finance Corp. (Diversified Financial Services) (d)	8.75	3/15/17	1,324
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	428
980	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 10/1/15 @ 103.88	7.75	10/1/19	1,035

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$500	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 6/15/13 @ 104.00	8.00	6/15/20	$521
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	864
1,090	Jaguar Holding Co. II/Jaguar Merger Sub, Inc. (Life Sciences Tools & Services) Callable 12/1/14 @ 107.12 (a)	9.50	12/1/19	1,144
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,065
1,590	JBS USA LLC/JBS USA Finance, Inc. (Food Products) Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	1,483
1,095	JC Penney Corp., Inc. (Multiline Retail)	6.38	10/15/36	916
3,060	JMC Steel Group, Inc. (Independent Power Producers & Energy Traders) Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,983
865	KB Home (Household Durables)	9.10	9/15/17	824
2,440	Kindred Healthcare, Inc. (Health Care Providers & Services) Callable 6/1/14 @ 106.19	8.25	6/1/19	2,050
1,470	Kinetic Concepts, Inc./KCI USA (Biotechnology) Callable 11/1/15 @ 105.25 (a)	10.50	11/1/18	1,441
1,860	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	1,906
1,320	Lantheus Medical Imaging, Inc. (Pharmaceuticals) Callable 5/15/14 @ 104.88	9.75	5/15/17	1,046
285	Lear Corp. (Auto Components) Callable 3/15/14 @ 103.94	7.88	3/15/18	309
285	Lear Corp. (Auto Components) Callable 3/15/15 @ 104.06	8.13	3/15/20	314
2,530	Leucadia National Corp. (Diversified Financial Services) Callable 3/15/12 @ 103.56	7.13	3/15/17	2,546
1,650	Level 3 Communications, Inc. (Diversified Telecommunication Services) Callable 2/1/15 @ 105.94	11.88	2/1/19	1,757
2,535	Level 3 Escrow, Inc. (Diversified Telecommunication Services) Callable 7/1/15 @ 104.06 (a)	8.13	7/1/19	2,497
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/13/12 @ 100.00 (b)	4.20	2/15/15	1,629
5,077	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/13/12 @ 102.31	9.25	11/1/14	5,191
1,560	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callablle 4/1/15 @ 104.69	9.38	4/1/19	1,628
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	517
600	Liberty Mutual Group, Inc. (Insurance)(a)	7.80	3/15/37	534
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	809
760	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	806
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	617
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00 (b)	7.00	5/17/66	609
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/15 @ 103.25 (a)	6.50	5/15/19	2,834
945	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31	8.63	4/15/20	1,025
820	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	826
880	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	880
570	Lyondell Chemical Co. (Chemicals) Callable 5/1/13 @ 106.00	8.00	11/1/17	623
995	Macy’s Retail Holdings, Inc. (Multiline Retail) (b)(d)	8.38	7/15/15	1,149
100	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 104.75	9.50	10/15/15	94
1,835	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94	9.88	8/15/18	1,674
510	MarkWest Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	534
460	Martin Midstream Partners & Finance (Transportation Infrastructure) Callable 4/1/14 @ 104.44	8.88	4/1/18	474
3,400	MBIA, Inc. (Insurance)	5.70	12/1/34	2,102
340	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	361
3,485	MedImpact Holdings, Inc. (Diversified Financial Services) Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	2,962
795	MEMC Electronics Materials, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/1/14 @ 105.81	7.75	4/1/19	574

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,827	Midwest Generation LLC, Series B (Diversified Financial Services)	8.56	1/2/16	$2,862
2,815	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 5/1/16 @ 103.44	6.88	5/1/21	2,790
450	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44	8.88	4/15/17	461
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 2/13/12 @ 100.00	7.38	8/1/15	416
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 2/13/12 @ 100.00	6.88	10/31/13	473
1,940	NII Capital Corp. (Wireless Telecommunication Services) Callable 4/1/16 @ 103.81	7.63	4/1/21	1,925
910	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	958
1,710	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44	8.88	3/15/18	1,672
125	Northern Tier Energy LLC (Independent Power Producers & Energy Traders) Callable 12/1/13 @ 107.88 (a)	10.50	12/1/17	134
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,188
7,190	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 5/15/16 @ 103.94 (a)	7.88	5/15/21	7,010
3,805	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13	8.25	9/1/20	3,824
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	969
3,115	Oil States International, Inc. (Energy Equipment & Services) Callable 6/1/14 @ 104.88	6.50	6/1/19	3,185
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	157
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels) (a)	6.25	11/15/21	2,474
510	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	543
325	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	353
885	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	867
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	530
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	643
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	602
1,315	Polymer Group, Inc. (Personal Products) Callable 2/1/15 @ 103.88 (a)	7.75	2/1/19	1,361
670	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	625
730	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services) Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	566
2,190	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure) Callable 7/1/15 @ 105.25 (a)	10.50	7/1/19	2,070
230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	247
2,540	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,385
2,340	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	2,324
1,040	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	1,037
1,369	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	1,496
1,385	Rain CII Carbon LLC (Chemicals) Callable 12/1/14 @ 104.00 (a)	8.00	12/1/18	1,388
1,425	Reckson Operating Partnership LP (Diversified Financial Services)	7.75	3/15/20	1,563
1,025	Regal Entertainment Group (Media) Callable 8/15/14 @ 104.56	9.13	8/15/18	1,099
750	Regions Bank (Commercial Banks)	6.45	6/26/37	621
400	Regions Bank (Commercial Banks)	7.50	5/15/18	396
1,785	Regions Financial Corp. (Commercial Banks)	5.75	6/15/15	1,705
1,290	Regions Financial Corp. (Commercial Banks)	7.75	11/10/14	1,296
1,725	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,835

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,200	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products) Callable 8/15/15 @ 103.94 (a)	7.88	8/15/19	$1,254
950	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products) Callable 8/15/15 @ 104.94 (a)	9.88	8/15/19	921
815	Rite Aid Corp. (Food & Staples Retailing) Callable 3/1/12 @ 103.75	7.50	3/1/17	814
190	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 3/15/15 @ 105.25	10.50	3/15/18	146
390	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 4/15/13 @ 105.38	10.75	10/15/15	384
1,325	Rouse Co. (Oil, Gas & Consumable Fuels) Callable 5/9/13 @ 103.38	6.75	11/9/15	1,340
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	202
1,400	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	1,407
600	Sally Beauty Holdings, Inc. (Specialty Retail) Callable 11/15/15 @ 103.44 (a)	6.88	11/15/19	627
3,380	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	3,414
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	356
880	Sealed Air Corp. (Containers & Packaging) Callable 9/15/15 @ 104.06 (a)	8.13	9/15/19	964
660	Sealed Air Corp. (Containers & Packaging) Callable 9/15/16 @ 104.19 (a)	8.38	9/15/21	729
9,250	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	7,030
835	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	910
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	917
1,505	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	1,464
710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	772
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	825
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	605
1,230	Speedy Cash, Inc. (IT Services) Callable 5/15/15 @ 105.38 (a)	10.75	5/15/18	1,236
805	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 12/15/15 @ 103.38	6.75	12/15/20	841
305	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	331
2,350	Springleaf Finance Corp., Series J, MTN (Auto Components)	6.90	12/15/17	1,692
3,695	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,637
1,375	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	1,131
3,115	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,519
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	986
1,465	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	9.00	11/15/18	1,538
3,325	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	11.50	11/15/21	3,292
1,375	SquareTwo Financial Corp. (Thrifts & Mortgage Finance) Callable 4/1/14 @ 105.80	11.63	4/1/17	1,327
1,410	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	1,339
1,080	Stater Brothers Holdings (Food & Staples Retailing) Callable 2/13/12 @ 103.88	7.75	4/15/15	1,108
420	SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure) Callable 10/15/15 @ 104.31 (a)	8.63	4/15/16	430
175	SunGard Data Systems, Inc. (Computers & Peripherals) Callable 11/15/13 @ 105.53	7.38	11/15/18	179
1,120	SunGard Data Systems, Inc. (IT Services) Callable 11/15/15 @ 103.81	7.63	11/15/20	1,151
1,010	Syniverse Holdings, Inc. (Wireless Telecommunication Services) Callable 1/15/15 @ 104.56	9.13	1/15/19	1,066
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,199
3,195	Telcordia Technologies, Inc. (Diversified Telecommunication Services) Callable 5/1/14 @ 105.50 (a)	11.00	5/1/18	4,058
1,630	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	6.25	11/1/18	1,659
690	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	775
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	313
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	191
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,580
4,960	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (Multi-Utilities) Callable 4/1/16 @ 105.75 (a)	11.50	10/1/20	4,210
500	Texas Petrochemical Corp. (Chemicals) Callable 10/1/13 @ 106.19	8.25	10/1/17	500
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	103

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	$1,843
1,525	The Gymboree Corp. (Multiline Retail) Callable 12/1/14 @ 104.56	9.13	12/1/18	1,334
1,255	The Manitowoc Co., Inc. (Machinery) Callable 11/1/15 @ 104.25	8.50	11/1/20	1,322
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,299
1,275	Thermadyne Holdings Corp. (Machinery) Callable 12/15/13 @ 106.75	9.00	12/15/17	1,320
540	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	543
1,460	Toys “R” Us Property Co. I LLC (Specialty Retail) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,597
3,780	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	3,459
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	793
285	Triumph Group, Inc. (Aerospace & Defense) Callable 7/15/14 @ 104.31	8.63	7/15/18	312
350	United Maritime LLC/Corp. (Electric Utilities) Callable 12/15/12 @ 105.88	11.75	6/15/15	356
2,200	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25	10.50	2/28/18	2,057
2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 2/13/12 @ 104.25	8.50	6/1/15	2,742
465	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	472
400	US Oncology, Inc. (Health Care Providers & Services) (e)	0.00	12/31/49	5
1,965	USG Corp. (Building Products) Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	1,808
510	USG Corp. (Building Products) (a)	9.75	8/1/14	513
1,420	USG Corp. (Building Products) (d)	9.75	1/15/18	1,200
2,870	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	2,866
250	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 12/1/14 @ 103.44 (a)	6.88	12/1/18	249
80	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 10/1/15 @ 103.50 (a)	7.00	10/1/20	79
45	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63 (a)	7.25	7/15/22	44
800	Vertellus Specialties, Inc. (Chemicals) Callable 4/1/13 @ 104.69 (a)	9.38	10/1/15	612
1,305	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	1,338
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	418
800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	864
175	West Corp. (Diversified Telecommunication Services) Callable 11/15/14 @ 103.94	7.88	1/15/19	174
685	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31	8.63	10/1/18	692
1,575	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	1,792
1,100	Windstream Corp. (Diversified Telecommunication Services) Callable 6/1/17 @ 103.75 (a)	7.50	6/1/22	1,097
4,160	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/23	4,108
1,750	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88	7.75	10/15/20	1,809
1,890	WPX Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/21 @ 100.00 (a)	6.00	1/15/22	1,935
775	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 8/15/15 @ 103.88	7.75	8/15/20	860
400	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 11/1/13 @ 103.94	7.88	11/1/17	439
805	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	845
1,775	Zayo Group LLC/Zayo Capital, Inc. (Internet Software & Services) Callable 3/15/13 @ 105.13	10.25	3/15/17	1,895
	Total Corporate Bonds			414,479
	Yankee Dollars — 10.95%
625	Abengoa Finance SAU (Commercial Services & Supplies) (a)	8.88	11/1/17	625
750	Aguila 3 SA (Industrial Conglomerates) Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	727
1,075	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	1,126
650	Aperam SA (Metals & Mining) Callable 10/1/13 @ 103.69 (a)	7.38	4/1/16	556
600	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	498

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,000	CGGVeritas (Energy Equipment & Services) Callable 6/1/16 @ 103.25	6.50	6/1/21	$1,940
4,200	CHC Helicopter SA (Transportation Infrastructure) Callable 4/15/15 @ 104.63 (a)	9.25	10/15/20	3,780
1,125	Consolidated Minerals Ltd. (Metals & Mining) Callable 5/1/14 @ 104.44 (a)	8.88	5/1/16	973
2,000	ConvaTec Healthcare E SA (Health Care Providers & Services) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	1,785
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	667
2,340	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	2,381
700	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	710
1,500	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	1,567
1,646	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.75	11.50	2/4/17	1,589
1,650	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75 (a)	7.50	4/1/21	1,669
50	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 2/6/12 @ 104.75	9.50	6/15/16	52
2,405	Intelsat Luxembourg SA, PIK (Diversified Telecommunication Services) Callable 2/15/13 @ 105.62	11.25	2/4/17	2,327
2,705	Intelsat Luxembourg SA, PIK (Communications Equipment) Callable 2/15/13 @ 105.75 (a)	11.50	2/4/17	2,610
900	Kinove German Bondco GmbH (Chemicals) Callable 6/15/14 @ 107.22 (a)	9.63	6/15/18	855
450	LyondellBasell Industries NV (Chemicals) (a)	6.00	11/15/21	467
1,190	National Money Mart Co. (Commercial Services & Supplies) Callable 12/15/13 @ 105.19	10.38	12/15/16	1,270
990	Navios Maritime Acquisition Corp. (Transportation Infrastructure) Callable 11/1/13 @ 104.31	8.63	11/1/17	718
1,020	Navios Maritime Holdings, Inc./Navios Maritime Finance (Transportation Infrastructure) Callable 2/15/15 @ 104.06	8.13	2/15/19	760
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	887
1,055	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28	8.38	12/15/17	1,121
2,100	Offshore Group Investment Ltd. (Capital Markets) Callable 2/1/13 @ 108.62	11.50	8/1/15	2,271
651	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	651
1,825	Quadra FNX Mining Ltd. (Metals & Mining) Callable 6/15/15 @ 103.88 (a)	7.75	6/15/19	2,065
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	467
815	Quebecor Media, Inc. (Media) Callable 2/13/12 @ 103.88	7.75	3/15/16	837
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	960
2,695	Satmex Escrow SA de CV (Diversified Telecommunication Services) Callable 5/15/14 @ 104.75	9.50	5/15/17	2,749
365	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44	6.88	5/1/20	375
1,875	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/16 @ 103.50 (a)	7.00	11/1/21	1,922
159	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	180
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	960
1,500	UPCB Finance V Ltd. (Diversified Telecommunication Services) Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	1,519
1,380	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	1,257
7,900	Wind Acquisition Finance SA (Electric Utilities) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	7,189
4,078	Wind Acquisition Holdings Finance SA (Electric Utilities) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	2,987
	Total Yankee Dollars			58,049

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Common/Preferred Stocks and Rights — 1.22%
$37,775	Citigroup Capital XII Callable 3/30/15 @ 25.00 (Diversified Financial Services)			$950
66,480	General Motors Co., Series B (Automobiles)			2,277
167,400	GMAC Capital Trust I Callable 2/15/16 @ 25.00 (Consumer Finance)			3,238
	Total Common/Preferred Stocks and Rights			6,465
	Time Deposit — 7.88%
$41,740	State Street Liquidity Management Control System Time Deposit	0.01	1/3/12	41,740
	Total Time Deposit			41,740
	Total Investments (cost $519,421) — 98.27%			520,733
	Other assets in excess of liabilities — 1.73%			9,159
	Net Assets — 100.00%			$529,892
(a)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2011.
(c)	Zero Coupon Security. Effective rate shown is as of December 31, 2011.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2011.
(e)	Escrow security due to partial payment on full call.

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

PIK — Payment in Kind

ULC — Unlimited Liability Co.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 85.60%
$ 128	U.S. Treasury Bond	3.13	11/15/41	$134
1,908	U.S. Treasury Bond	3.50	2/15/39	2,146
2,491	U.S. Treasury Bond	3.75	8/15/41	2,930
1,467	U.S. Treasury Bond	4.25	5/15/39	1,866
2,348	U.S. Treasury Bond	4.25	11/15/40	2,994
1,782	U.S. Treasury Bond	4.38	11/15/39	2,314
2,305	U.S. Treasury Bond	4.38	5/15/40	2,994
2,485	U.S. Treasury Bond	4.38	5/15/41	3,238
874	U.S. Treasury Bond	4.50	5/15/38	1,152
1,607	U.S. Treasury Bond	4.50	8/15/39	2,126
1,816	U.S. Treasury Bond	4.63	2/15/40	2,449
1,006	U.S. Treasury Bond	5.38	2/15/31	1,434
2,250	U.S. Treasury Bond	6.13	11/15/27	3,344
1,890	U.S. Treasury Bond	6.25	8/15/23	2,705
1,266	U.S. Treasury Bond	6.25	5/15/30	1,958
690	U.S. Treasury Bond	7.13	2/15/23	1,044
450	U.S. Treasury Bond	7.25	8/15/22	681
7	U.S. Treasury Bond	7.88	2/15/21	11
230	U.S. Treasury Bond	9.00	11/15/18	348
1,930	U.S. Treasury Note	0.25	11/30/13	1,930
2,961	U.S. Treasury Note	0.38	7/31/13	2,968
2,745	U.S. Treasury Note	0.75	8/15/13	2,768
2,262	U.S. Treasury Note	0.75	9/15/13	2,281
622	U.S. Treasury Note	0.88	11/30/16	624
2,422	U.S. Treasury Note	1.00	7/15/13	2,451
3,525	U.S. Treasury Note	1.00	5/15/14	3,583
1,810	U.S. Treasury Note	1.13	6/15/13	1,834
890	U.S. Treasury Note	1.25	8/31/15	914
742	U.S. Treasury Note	1.25	10/31/15	761
1,285	U.S. Treasury Note	1.38	2/15/13	1,302
4,069	U.S. Treasury Note	1.38	3/15/13	4,127
3,093	U.S. Treasury Note	1.38	5/15/13	3,142
1,886	U.S. Treasury Note	1.38	11/30/15	1,943
3,172	U.S. Treasury Note	1.50	7/31/16	3,279
517	U.S. Treasury Note	1.75	4/15/13	527
1,278	U.S. Treasury Note	1.75	3/31/14	1,320
1,455	U.S. Treasury Note	1.75	7/31/15	1,519
1,466	U.S. Treasury Note	1.88	6/30/15	1,536
456	U.S. Treasury Note	1.88	9/30/17	477
1,451	U.S. Treasury Note	1.88	10/31/17	1,517
1,823	U.S. Treasury Note	2.00	1/31/16	1,923
1,152	U.S. Treasury Note	2.00	4/30/16	1,216
619	U.S. Treasury Note	2.00	11/15/21	626
5,275	U.S. Treasury Note	2.13	11/30/14	5,540

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,742	U.S. Treasury Note	2.13	5/31/15	$2,895
1,761	U.S. Treasury Note	2.13	2/29/16	1,868
2,147	U.S. Treasury Note	2.13	8/15/21	2,202
1,811	U.S. Treasury Note	2.25	1/31/15	1,913
1,353	U.S. Treasury Note	2.25	11/30/17	1,443
3,272	U.S. Treasury Note	2.25	7/31/18	3,480
3,727	U.S. Treasury Note	2.38	8/31/14	3,926
2,746	U.S. Treasury Note	2.38	9/30/14	2,897
2,071	U.S. Treasury Note	2.38	2/28/15	2,197
950	U.S. Treasury Note	2.38	3/31/16	1,017
1,365	U.S. Treasury Note	2.38	7/31/17	1,467
603	U.S. Treasury Note	2.50	3/31/13	620
1,852	U.S. Treasury Note	2.50	3/31/15	1,975
1,590	U.S. Treasury Note	2.50	4/30/15	1,697
3,198	U.S. Treasury Note	2.50	6/30/17	3,459
4,973	U.S. Treasury Note	2.63	7/31/14	5,265
2,021	U.S. Treasury Note	2.63	12/31/14	2,156
825	U.S. Treasury Note	2.63	4/30/16	893
1,258	U.S. Treasury Note	2.63	1/31/18	1,370
577	U.S. Treasury Note	2.63	4/30/18	628
3,174	U.S. Treasury Note	2.63	8/15/20	3,423
3,063	U.S. Treasury Note	2.63	11/15/20	3,298
3,076	U.S. Treasury Note	2.75	11/30/16	3,358
765	U.S. Treasury Note	2.75	12/31/17	839
2,367	U.S. Treasury Note	3.00	8/31/16	2,607
1,218	U.S. Treasury Note	3.00	9/30/16	1,343
200	U.S. Treasury Note	3.00	2/28/17	221
4,004	U.S. Treasury Note	3.13	4/30/13	4,158
2,052	U.S. Treasury Note	3.13	8/31/13	2,150
2,427	U.S. Treasury Note	3.13	1/31/17	2,698
1,382	U.S. Treasury Note	3.13	4/30/17	1,539
2,754	U.S. Treasury Note	3.13	5/15/19	3,088
2,570	U.S. Treasury Note	3.13	5/15/21	2,870
773	U.S. Treasury Note	3.25	5/31/16	858
1,335	U.S. Treasury Note	3.25	6/30/16	1,483
349	U.S. Treasury Note	3.25	7/31/16	388
2,027	U.S. Treasury Note	3.25	12/31/16	2,263
1,187	U.S. Treasury Note	3.25	3/31/17	1,329
3,685	U.S. Treasury Note	3.38	6/30/13	3,858
2,426	U.S. Treasury Note	3.38	11/15/19	2,765
2,115	U.S. Treasury Note	3.50	5/31/13	2,213
1,449	U.S. Treasury Note	3.50	2/15/18	1,652
2,391	U.S. Treasury Note	3.50	5/15/20	2,751
2,540	U.S. Treasury Note	3.63	2/15/20	2,946

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,802	U.S. Treasury Note	3.63	2/15/21	$3,253
1,974	U.S. Treasury Note	3.75	11/15/18	2,296
1,165	U.S. Treasury Note	3.88	5/15/18	1,359
2,510	U.S. Treasury Note	4.00	2/15/14	2,707
2,200	U.S. Treasury Note	4.00	8/15/18	2,591
548	U.S. Treasury Note	4.13	5/15/15	615
2,445	U.S. Treasury Note	4.25	8/15/13	2,603
2,170	U.S. Treasury Note	4.25	11/15/13	2,331
4,020	U.S. Treasury Note	4.25	8/15/14	4,428
1,200	U.S. Treasury Note	4.25	11/15/14	1,332
1,077	U.S. Treasury Note	4.25	8/15/15	1,220
169	U.S. Treasury Note	4.25	11/15/17	200
1,032	U.S. Treasury Note	4.50	11/15/15	1,186
1,343	U.S. Treasury Note	4.50	2/15/16	1,553
1,564	U.S. Treasury Note	4.63	11/15/16	1,847
2,718	U.S. Treasury Note	4.75	5/15/14	3,002
981	U.S. Treasury Note	4.75	8/15/17	1,181
1,184	U.S. Treasury Note	5.02	2/15/19	1,297
2,009	U.S. Treasury Note	6.62	8/15/19	2,327
738	U.S. Treasury Note	8.88	2/15/19	1,119
	Total U.S. Treasury Obligations			221,889
	U.S. Government Agency Securities — 13.59%
200	Fannie Mae, Callable 3/6/12 @ 100.00	0.50	9/6/13	200
350	Fannie Mae, Callable 3/6/12 @ 100.00	0.60	3/6/14	350
700	Fannie Mae	0.75	12/18/13	703
200	Fannie Mae, Callable 3/12/12 @ 100.00	0.85	9/12/14	200
2,244	Fannie Mae	1.05	10/22/13	2,268
350	Fannie Mae	1.25	9/28/16	351
250	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	250
241	Fannie Mae, Callable 10/3/12 @ 100.00	1.45	10/3/16	242
200	Fannie Mae, Callable 4/20/12 @ 100.00	1.50	10/20/16	201
1,057	Fannie Mae	1.63	10/26/15	1,083
271	Fannie Mae	2.63	11/20/14	287
2,090	Fannie Mae	2.75	2/5/14	2,185
600	Fannie Mae	2.75	3/13/14	629
695	Fannie Mae	3.88	7/12/13	733
630	Fannie Mae	4.38	3/15/13	661
2,110	Fannie Mae	5.00	3/15/16	2,459
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	33
430	Fannie Mae (a)	3.72	10/9/19	331
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	174
680	Fannie Mae	7.25	5/15/30	1,062
100	Fannie Mae, Series 1, Callable 3/6/12 @ 100.00	0.50	9/6/13	100
500	Fannie Mae, Series 2, Callable 3/28/12 @ 100.00	1.50	3/28/14	501

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.47	12/19/13	$200
100	Federal Farm Credit Bank, Callable 1/17/12 @ 100.00	0.48	3/13/13	100
200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.75	12/19/14	200
816	Federal Farm Credit Bank	1.38	6/25/13	829
1,300	Federal Home Loan Bank	2.38	3/14/14	1,353
190	Federal Home Loan Bank	2.75	3/13/15	202
1,300	Federal Home Loan Bank	3.63	5/29/13	1,360
1,250	Federal Home Loan Bank	3.63	10/18/13	1,321
450	Federal Home Loan Bank, Callable 1/13/12 @ 100.00	4.00	1/13/21	450
880	Federal Home Loan Bank	5.25	12/11/20	1,101
120	Federal Home Loan Bank	5.50	7/15/36	156
800	Federal Home Loan Bank, Series 656	5.38	5/18/16	949
300	Freddie Mac, Callable 2/23/12 @ 100.00	0.50	8/23/13	300
750	Freddie Mac, Callable 1/18/12 @ 100.00	1.13	7/18/14	750
250	Freddie Mac, Callable 10/19/12 @ 100.00	1.15	10/19/15	250
500	Freddie Mac, Callable 1/25/12 @ 100.00	1.20	7/25/14	500
1,500	Freddie Mac	1.63	4/15/13	1,525
1,267	Freddie Mac	2.88	2/9/15	1,351
700	Freddie Mac	3.75	3/27/19	799
1,398	Freddie Mac	4.13	9/27/13	1,488
510	Freddie Mac	4.50	1/15/13	532
353	Freddie Mac	4.50	7/15/13	375
2,196	Freddie Mac	5.25	4/18/16	2,587
300	Freddie Mac, MTN, Callable 3/9/12 @ 100.00	1.60	9/9/16	300
200	Freddie Mac, MTN, Callable 6/29/12 @ 100.00	2.00	6/29/16	201
506	Tennessee Valley Authority	4.70	7/15/33	597
135	Tennessee Valley Authority	5.25	9/15/39	172
190	Tennessee Valley Authority	6.15	1/15/38	269
	Total U.S. Government Agency Securities			35,220
	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	292
	Total Corporate Bond			292
	Time Deposit — 0.29%
743	State Street Liquidity Management Control System Time Deposit	0.01	1/3/12	743
	Total Time Deposit			743
	Total Investments (cost $245,552) — 99.59%			258,144
	Other assets in excess of liabilities — 0.41%			1,051
	Net Assets — 100.00%			$259,195
(a)	Rate disclosed represents effective yield at purchase.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 77.33%
$1,301	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,312
2,493	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (a)	4.00	6/15/21	2,561
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	64
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	737
1,504	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	1,568
856	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	943
2,062	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	2,428
1,175	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	1,413
1,505	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	1,418
2,690	Aviation Capital Group (Transportation Infrastructure) (a)	7.13	10/15/20	2,602
1,102	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	1,289
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,587
1,915	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	1,889
575	Caterpillar, Inc. (Machinery)	5.20	5/27/41	689
1,787	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,926
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	1,948
2,755	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	2,760
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,153
2,070	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	2,533
3,789	Citigroup, Inc. (Diversified Financial Services)	4.50	1/14/22	3,645
990	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	1,055
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,456
897	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	897
1,114	Comcast Corp. (Media)	6.45	3/15/37	1,350
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,297
1,040	Dominion Resources, Inc. (Electric Utilities)	1.95	8/15/16	1,045
1,182	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	1,336
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	869
1,670	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,861
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	1,104
1,574	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,655
2,372	ERAC USA Finance Co. (Specialty Retail) (a)	5.25	10/1/20	2,557
658	ERAC USA Finance Co. (Specialty Retail) (a)	5.60	5/1/15	720
2,275	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	2,613
1,202	Family Dollar Stores, Inc. (Specialty Retail)	5.00	2/1/21	1,237
4,395	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	4,587
3,994	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	4,162
1,309	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,502
1,989	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	2,105
3,223	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,461
1,950	Hewlett-Packard Co. (Computers & Peripherals)	4.65	12/9/21	2,057
4,721	IBM Corp. (IT Services)	0.88	10/31/14	4,723
1,541	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,584

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,768	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	$1,787
4,871	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	4,974
605	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	626
673	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	713
1,158	Kellogg Co. (Food Products)	4.25	3/6/13	1,202
2,026	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	2,636
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,628
672	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	703
1,519	MassMutual Global Funding LLC (Capital Markets) (a)	2.30	9/28/15	1,525
1,109	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,325
2,255	NBCUniversal Media LLC (Media)	5.95	4/1/41	2,651
1,624	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	1,923
3,091	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	3,325
2,927	PACCAR Financial Corp., MTN (Diversified Financial Services)	1.55	9/29/14	2,961
1,057	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	1,423
2,099	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	2,109
1,051	Roche Holdings, Inc. (Pharmaceuticals) (a)	7.00	3/1/39	1,489
1,191	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	1,231
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	728
1,392	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	1,425
2,153	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	2,254
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,375
1,914	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	2,456
1,179	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	1,433
743	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	775
878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	981
1,860	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	1,906
639	The Progressive Corp. (Real Estate Investment Trusts)	3.75	8/23/21	664
1,773	The Walt Disney Co. (Media)	2.75	8/16/21	1,806
1,479	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	1,626
975	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	994
3,968	Time Warner Cable, Inc. (Media)	5.85	5/1/17	4,519
2,025	Time Warner Cable, Inc. (Media)	8.25	2/14/14	2,283
780	Time Warner, Inc. (Media)	6.20	3/15/40	919
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,609
1,764	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	2,178
1,342	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	1,416
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	597
1,019	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,217
631	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	872
2,935	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	3,012
790	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	1,079
	Total Corporate Bonds			165,053

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Share or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars — 19.54%
$1,422	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	$1,425
1,797	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	2,080
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,862
1,853	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	1,857
2,340	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,355
2,822	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	2,939
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,741
1,433	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	1,433
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,456
4,120	Kinross Gold Corp. (Metals & Mining) (a)	5.13	9/1/21	4,043
1,440	Shell International Finance BV (Energy Equipment & Services)	4.30	9/22/19	1,671
1,458	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	1,822
1,229	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	1,691
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	58
1,738	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	1,810
1,531	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	1,618
1,130	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	1,448
1,154	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	1,260
734	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	763
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,191
1,223	Wesfarmers Ltd. (Industrial Conglomerates) (a)	7.00	4/10/13	1,297
4,774	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,875
	Total Yankee Dollars			41,695
	Mutual Funds — 2.16%
4,620,733	SSgA U.S. Government Money Market (b)	0.00		4,621
	Total Mutual Fund			4,621
	Total Investments (cost $203,162) — 99.03%			211,369
	Other assets in excess of liabilities — 0.97%			2,063
	Net Assets — 100.00%			$213,432
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	The rate disclosed is the rate in effect on December 31, 2011.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 104.65%
$5,600	Fannie Mae, 15 YR TBA	3.50	1/25/27	$5,856
700	Fannie Mae, 15 YR TBA	4.00	1/25/27	738
5,900	Fannie Mae, 15 YR TBA	4.50	1/25/27	6,289
2,900	Fannie Mae, 15 YR TBA	5.00	1/25/27	3,118
2,500	Fannie Mae, 30 YR TBA	3.50	1/25/42	2,571
1,800	Fannie Mae, 30 YR TBA	5.00	1/25/42	1,945
11,656	Fannie Mae, Pool #190405	4.00	10/1/40	12,248
4,540	Fannie Mae, Pool #256843	5.50	8/1/37	4,948
599	Fannie Mae, Pool #545400	5.50	1/1/17	651
192	Fannie Mae, Pool #545900	5.50	7/1/17	209
339	Fannie Mae, Pool #625938	5.50	3/1/17	368
273	Fannie Mae, Pool #627241	5.50	9/1/17	296
25	Fannie Mae, Pool #630942	5.50	2/1/17	27
7,453	Fannie Mae, Pool #725228	6.00	3/1/34	8,311
484	Fannie Mae, Pool #888596	6.50	7/1/37	542
6,692	Fannie Mae, Pool #889117	5.00	10/1/35	7,237
2,179	Fannie Mae, Pool #889984	6.50	10/1/38	2,439
9,928	Fannie Mae, Pool #890221	5.50	12/1/33	10,892
220	Fannie Mae, Pool #909662	5.50	2/1/22	239
295	Fannie Mae, Pool #949500	5.50	9/1/22	320
9,870	Fannie Mae, Pool #959451	6.00	12/1/37	10,879
384	Fannie Mae, Pool #976945	5.50	2/1/23	417
1,373	Fannie Mae, Pool #AB3192	4.50	6/1/41	1,462
10,403	Fannie Mae, Pool #AD0527	5.50	6/1/39	11,336
2,388	Fannie Mae, Pool #AE0442	6.50	1/1/39	2,682
1,484	Fannie Mae, Pool #AH5859	4.00	2/1/41	1,561
6,489	Fannie Mae, Pool #AH5988	5.00	3/1/41	7,018
7,897	Fannie Mae, Pool #AH6242	4.00	4/1/26	8,341
14,310	Fannie Mae, Pool #AH7521	4.50	3/1/41	15,240
2,653	Fannie Mae, Pool #AH9055	4.50	4/1/41	2,826
1,785	Fannie Mae, Pool #AI4815	4.50	6/1/41	1,901
1,275	Fannie Mae, Pool #AI6016	4.00	7/1/41	1,340
2,931	Fannie Mae, Pool #AJ1300 (a)	2.93	10/1/41	3,053
2,191	Fannie Mae, Pool #AJ1998	3.50	10/1/41	2,255
1,292	Fannie Mae, Pool #AJ4035	3.50	10/1/41	1,329
2,694	Fannie Mae, Pool #AJ5303	4.00	11/1/41	2,834
1,682	Fannie Mae, Pool #AL0583	6.50	10/1/39	1,870
351	Fannie Mae, Pool #AL0725	5.50	6/1/24	382
2,962	Fannie Mae, Pool #AL1107	4.50	11/1/41	3,155
1,600	Freddie Mac, Gold 30 YR TBA	4.00	1/15/42	1,678
7,400	Freddie Mac, Gold 30 YR TBA	5.00	1/15/42	7,952
1,800	Freddie Mac, Gold 30 YR TBA	5.50	1/15/42	1,953
1,700	Freddie Mac, Gold 30 YR TBA	6.00	1/15/41	1,867

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$4,793	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	$4,961
6,902	Freddie Mac, Pool #A96286	4.00	1/1/41	7,250
1,460	Freddie Mac, Pool #A97495	4.50	3/1/41	1,548
16,005	Freddie Mac, Pool #A97692	4.50	3/1/41	16,966
4,657	Freddie Mac, Pool #C01598	5.00	8/1/33	5,013
6,510	Freddie Mac, Pool #G01665	5.50	3/1/34	7,164
4,221	Freddie Mac, Pool #G02794	6.00	5/1/37	4,651
4,600	Government National Mortgage Association, 30 YR TBA	4.00	1/15/42	4,934
1,100	Government National Mortgage Association, 30 YR TBA	4.00	1/20/42	1,176
400	Government National Mortgage Association, 30 YR TBA	4.50	1/15/42	436
3,800	Government National Mortgage Association, 30 YR TBA	5.00	1/15/41	4,209
5,800	Government National Mortgage Association, 30 YR TBA	5.00	1/20/42	6,413
2,700	Government National Mortgage Association, 30 YR TBA	5.50	1/20/42	3,027
1,600	Government National Mortgage Association, 30 YR TBA	6.00	1/20/42	1,807
6,503	Government National Mortgage Association, Pool #4801	4.50	9/20/40	7,111
1,612	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,816
490	Government National Mortgage Association, Pool #658181	5.50	11/15/36	551
11	Government National Mortgage Association, Pool #690789	6.50	5/15/38	13
514	Government National Mortgage Association, Pool #694642	6.50	8/15/38	587
162	Government National Mortgage Association, Pool #695773	6.50	11/15/38	184
521	Government National Mortgage Association, Pool #699237	6.50	9/15/38	593
4,940	Government National Mortgage Association, Pool #717148	4.50	5/15/39	5,409
3,993	Government National Mortgage Association, Pool #721760	4.50	8/15/40	4,372
1,712	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,935
1,257	Government National Mortgage Association, Pool #782523	5.00	11/15/35	1,397
	Total U.S. Government Agency Mortgages			256,098
	U.S. Treasury Obligations — 7.69%
5,000	U.S. Treasury Bills (b)	0.01	2/9/12	5,000
2,680	U.S. Treasury Note	0.88	2/29/12	2,684
5,360	U.S. Treasury Note	1.38	3/15/12	5,374
5,715	U.S. Treasury Note	4.63	2/29/12	5,756
	Total U.S. Treasury Obligations			18,814
	Asset Backed Security — 0.89%
2,000	Citibank Omni Master Trust, Series 2009-A17, Class A17 (c)	4.90	11/15/18	2,175
	Total Asset Backed Security			2,175
	Collateralized Mortgage Obligations — 7.70%
860	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.77	5/10/45	638
1,345	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.63	4/10/49	1,437
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.57	1/15/46	893
1,240	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	1,245
1,310	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,440

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	$770
1,745	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,872
690	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	715
1,087	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	1,142
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	111
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.83	11/12/16	896
2,300	Merrill Lynch/Countrywide Commercial Mortgage Trust., Series 2007-9, Class A4	5.70	9/12/17	2,448
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,909
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	7/11/17	1,440
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	6.10	7/15/17	1,889
	Total Collateralized Mortgage Obligations			18,845
	Mutual Fund — 2.51%
6,142,099	SSgA U.S. Government Money Market (d)	0.00		6,142
	Total Mutual Fund			6,142
	Total Investments Before TBA Sale Commitments (cost $296,097) — 123.44%			302,074
	TBA Sale Commitments (e) — (13.03)%
$(2,500)	Fannie Mae, 30 YR TBA	4.00	2/25/42	(2,619)
(1,200)	Fannie Mae, 30 YR TBA	4.50	1/25/42	(1,277)
(1,100)	Fannie Mae, 30 YR TBA	4.50	2/25/42	(1,168)
(12,600)	Fannie Mae, 30 YR TBA	5.50	1/25/42	(13,720)
(11,600)	Fannie Mae, 30 YR TBA	6.00	1/25/42	(12,773)
(200)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.50	1/15/42	(212)
(100)	Government National Mortgage Association, 30 YR TBA	6.00	1/15/42	(113)
	Total TBA Sale Commitments			$(31,882)
	Liabilities in excess of other assets — (10.41)%			(25,469)
	Net Assets — 100.00%			$244,723
(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2011.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on December 31, 2011.
(e)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

TBA — Security is subject to delayed delivery.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2011.

Short Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(23)	U.S. Treasury 5 Year Note Future	$(2,835)	Apr-12	$(17)
	Net Unrealized Appreciation/(Depreciation)			$(17)
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.01%
	Alabama — 0.81%
$250	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$252
	Arizona — 5.92%
650	Arizona State Transportation Board Grant Anticipation NTS, Revenue, Series A	5.00	7/1/17	771
1,000	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	1,068
				1,839
	California — 7.66%
765	California State, GO	5.00	4/1/15	858
1,500	Los Angeles California Municipal Improvement Corp. Lease Revenue, Series C	3.00	9/1/12	1,521
				2,379
	Florida — 18.25%
1,250	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/12	1,277
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,010
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,317
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	528
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,079
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	288
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	171
				5,670
	Illinois — 3.32%
400	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	443
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	590
				1,033
	Iowa — 3.81%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,183
	Kentucky — 5.20%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,616
	Maryland — 1.05%
325	Maryland State Transportation Authority Grant & Revenue Anticipation	5.00	3/1/12	327
	Michigan — 10.57%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	438
1,500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	1,731
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,116
				3,285
	Nebraska — 3.49%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,085
	New Mexico — 1.94%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	604
	New York — 5.82%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,809
	North Carolina — 1.38%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	429
	Texas — 17.51%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	777
745	College Station Texas, GO	5.00	2/15/16	863

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$310	League City Texas, Series A, GO	4.00	2/15/15	$338
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,561
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,376
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	525
				5,440
	Washington — 9.55%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,423
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	895
650	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	650
				2,968
	Wisconsin — 1.73%
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	538
	Total Municipal Bonds			30,457
	Mutual Fund — 0.36%
112,603	SSgA Tax-Free Money Market Fund (a)	0.01		113
	Total Mutual Fund			113
	Total Investments (cost $29,738) — 98.37%			30,570
	Other assets in excess of liabilities — 1.63%			507
	Net Assets — 100.00%			$31,077
(a)	The rate disclosed is the rate in effect on December 31, 2011.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.58%
	Alabama — 2.64%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,646
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	1,649
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,824
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,876
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,331
				12,326
	Alaska — 0.57%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,649
	Arizona — 1.55%
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	259
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,321
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,050
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,619
				7,249
	Arkansas — 0.21%
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	526
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM (ADFA/ADED)	4.25	3/1/13	15
425	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	445
				986
	California — 18.52%
1,500	California Health Facilities Financing Authority Revenue, Sutter Health, Series B, Callable 8/15/20 @ 100.00	5.25	8/15/23	1,773
4,400	California State Department of Water Resources Revenue, Central Valley Project, Callable 2/13/12 @ 100.00	5.25	7/1/22	4,409
5,950	California State Department of Water Resources, Power Supply Revenue, Series L	5.00	5/1/15	6,757
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	6,035
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,085
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,958
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,944
835	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	842
2,917	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,913
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,050
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,785
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,958
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,336
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,511

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	$5,785
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,055
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,858
5,000	Southern California Public Power Authority, Windy Flats Project Revenue, Series 1, Callable 7/1/20 @ 100.00	5.00	7/1/23	5,842
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,799
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,863
				86,558
	Colorado — 0.02%
70	University of Colorado Certificates of Participation, Prerefunded 6/1/12 @ 100.00	6.00	12/1/13	71
	Delaware — 0.39%
1,730	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	1,803
	District of Columbia — 0.60%
415	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	415
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,387
				2,802
	Florida — 13.76%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,656
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,350
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,219
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,309
1,410	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,481
5,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/15	5,498
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,245
3,550	Florida State Board of Public Education, Series D, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	4,231
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,300
2,680	Florida State Turnpike Authority Revenue, Department of Transportation, Series A	5.00	7/1/14	2,948
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,724
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,534
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,419
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,633
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,134
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,483
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,864
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,673
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,941

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,400	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	$2,654
				64,296
	Georgia — 2.20%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,457
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,961
1,000	Municipal Electric Authority of Georgia Revenue, Series D, SUB, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,221
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,653
				10,292
	Hawaii — 1.51%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,893
180	Hawaii State Housing Finance & Development Corp. Single Family Mortgage Purchase Revenue, Series A, AMT (FNMA)	5.20	7/1/12	180
				7,073
	Idaho — 0.43%
1,675	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,701
330	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	331
				2,032
	Illinois — 3.88%
2,880	Chicago Illinois Increment Allocation Revenue (a)	7.46	2/15/26	2,881
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,753
500	Cicero Illinois Tax Increment, Series A (XLCA) (a)	5.00	1/1/12	500
2,230	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,277
50	Illinois State Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Pre-refunded	5.70	7/1/12	51
40	Illinois State Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Unrefunded	5.70	7/1/12	40
1,125	Illinois State Educational Facilities Authority Revenue (b)	5.55	7/1/14	981
380	Illinois State Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (c)	4.25	3/1/34	392
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,233
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	230
1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,116
3,260	Railsplitter Tobacco Settlement Authority Illinois Revenue, Callable 6/1/21 @ 100.00	5.50	6/1/23	3,597
360	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	361
585	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	586
140	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (a)	5.90	2/1/14	140
				18,138
	Indiana — 1.35%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,196

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Indiana (continued)
$1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	$1,911
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,196
				6,303
	Louisiana — 0.57%
920	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	934
1,010	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,028
680	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	720
				2,682
	Maryland — 1.80%
5,000	Howard County Maryland, Series B, GO, Callable 8/15/21 @ 100.00	5.00	8/15/23	6,236
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,266
825	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	900
				8,402
	Massachusetts — 4.50%
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,158
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,664
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,478
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,048
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,486
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,320
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,882
				21,036
	Michigan — 3.62%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,758
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,576
1,045	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,066
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,366
285	Livonia Michigan Municipal Building Authority Revenue (AMBAC)	4.00	5/1/16	308
880	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	918
120	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC) (a)	6.00	5/15/13	123
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,405
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,728

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	$2,689
				16,937
	Missouri — 1.68%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,919
1,885	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	1,941
				7,860
	Nebraska — 0.07%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A, Callable 2/13/12 @ 102.00 (d)(e)	5.50	3/15/25	140
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.45	3/15/30	67
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.55	3/15/35	107
				314
	Nevada — 0.53%
2,250	Clark County Nevada Airport Revenue System, Series D, Callable 1/1/20 @ 100.00	5.00	7/1/23	2,498
	New Jersey — 1.89%
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	4,038
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,799
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	567
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE/FGIC)	5.25	12/15/18	1,422
				8,826
	New York — 5.99%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,662
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,354
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,840
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	6,031
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 3/15/21 @ 100.00	5.00	3/15/22	3,084
250	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	259
1,040	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,071
3,250	New York State, Series B, GO	5.00	8/1/17	3,887
5,520	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	6,576
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	231
				27,995
	Ohio — 4.04%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,476
155	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (RADIAN)	5.00	6/1/12	156
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,245

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	$2,999
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (c)	4.95	7/1/37	273
1,500	Ohio State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, Callable 1/1/21 @ 100.00	5.00	1/1/25	1,640
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,589
1,000	Ohio State Water Development Authority Water Pollution Control Revenue, Water Quality, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/23	1,185
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	792
600	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	523
				18,878
	Oklahoma — 0.05%
225	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, Callable 1/23/12 @ 103.00 (GNMA)	6.70	9/1/32	232
	Pennsylvania — 6.58%
2,525	Allegheny County Pennsylvania Sanitary Authority Sewer Revenue, Callable 12/1/20 @ 100.00 (AGM)	5.00	6/1/24	2,833
70	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	70
2,825	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,138
85	McKeesport Pennsylvania Area School District, Series C, GO, ETM (AGM)	5.00	4/1/13	86
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,305
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	3,022
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	716
310	Pennsylvania State Higher Educational Facilities Authority Revenue, Allegheny Delaware Valley Obligation Group, Series A (NATL-RE)	5.88	11/15/16	310
1,000	Pennsylvania State Higher Educational Facilities Authority Revenue, St. Joseph's University (RADIAN)	5.25	12/15/18	1,025
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	6,027
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,007
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,710
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,071
780	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	786
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,127
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,500
				30,733
	Puerto Rico — 3.18%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	5,282
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,735

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Puerto Rico (continued)
$6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	$6,856
				14,873
	South Carolina — 1.34%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,186
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,063
				6,249
	South Dakota — 0.08%
340	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	377
	Tennessee — 0.85%
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,672
305	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	305
				3,977
	Texas — 7.82%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,062
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,161
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	959
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,808
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,925
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,803
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,296
3,000	Houston Texas Utility System Revenue, First Lien, Series D	5.00	11/15/19	3,698
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,872
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,474
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	3,045
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,443
				36,546
	Utah — 0.07%
315	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	316
	Virginia — 0.97%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,108
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,435
				4,543
	Washington — 4.65%
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,407
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,923
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,326
1,720	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,846
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,225
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,198

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	$1,185
3,040	Washington State, Series C, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	3,628
				21,738
	Wisconsin — 0.67%
2,625	Wisconsin State, Series 1, GO	5.00	5/1/17	3,150
	Total Municipal Bonds			460,740
	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (e)(f)*	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 0.38%
1,796	State Street Liquidity Management Control System Time Deposit	0.01	1/3/12	1,796
	Total Time Deposit			1,796
	Total Investments (cost $438,627) — 98.96%			462,536
	Other assets in excess of liabilities — 1.04%			4,866
	Net Assets — 100.00%			$467,402

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2011, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	These securities have been deemed illiquid by the Specialist Manager and represent 1.40% of the Portfolio's net assets.
(b)	Zero Coupon Security. The rate disclosed is the rate in effect on December 31, 2011.
(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2011. The maturity date represents actual maturity date.
(d)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.07% of the Portfolio.
(e)	Escrow security due to bankruptcy.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent $0 of the Portfolio.

ADFA/ADED — Arkansas Development Finance Authority / Arkansas Department of Economic Development

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ETM — Escrowed to Maturity

FGI  — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNM  — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

HUD — Housing and Urban Development

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Permanent School Fund Guaranteed

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments —  December 31, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.98%
	Alabama — 8.00%
$2,000	Alabama State Public School & College Authority Revenue, Series A	5.00	05/01/2019	$2,465
1,000	Alexander City, Series A, GO (Assured GTY)	5.00	05/01/2018	1,169
1,015	Foley Utilities Board Utilities Revenue	3.00	11/01/2013	1,050
1,050	Foley Utilities Board Utilities Revenue	4.00	11/01/2014	1,125
				5,809
	Arizona — 0.23%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	07/01/2020	164
	California — 3.95%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	05/01/2022	1,204
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	07/01/2019	1,668
				2,872
	Florida — 16.54%
1,100	Broward County Airport System Revenue, Series L (AMBAC)	5.00	10/01/2013	1,168
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	07/01/2013	1,842
2,050	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	07/15/2016	2,405
875	Jacksonville Florida Special Revenue, Series A	5.00	10/01/2015	992
400	JEA Florida Electric System Revenue, Series A	5.00	10/01/2015	452
895	Lee County Florida Water & Sewer Revenue	4.00	10/01/2015	974
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/01/2020	1,228
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/01/2016	1,169
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/01/2022	1,784
				12,014
	Hawaii — 2.49%
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/01/2023	1,810
	Illinois — 4.29%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/2016	2,166
550	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	01/01/2019	609
320	Northbrook Illinois, GO	3.00	12/01/2015	342
				3,117
	Kentucky — 1.52%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	08/01/2014	1,104
	Maine — 2.24%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	09/01/2014	1,623
	Maryland — 3.12%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	07/01/2019	2,263
	Massachusetts — 3.52%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	07/01/2021	2,559
	Michigan — 1.65%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	05/01/2018	1,200
	Nevada — 2.84%
800	Clark County Nevada Highway Improvement Revenue	5.00	07/01/2023	950
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	02/01/2019	1,116
				2,066
	New York — 6.31%
2,745	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	02/01/2022	3,407
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/01/2015	1,178
				4,585

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) —  December 31, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 3.31%
$1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/01/2021	$1,193
1,000	Ohio State, Series B, GO	5.00	09/15/2017	1,209
				2,402
	Oklahoma — 3.86%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	07/01/2017	2,802
	Pennsylvania — 3.03%
1,750	Pennsylvania State, Series A, GO	5.00	05/01/2020	2,198
	South Carolina — 3.09%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	02/01/2020	1,346
640	South Carolina State Public Service Authority Revenue, Series D, Callable 1/1/13 @ 100.00 (AGM)	5.25	01/01/2014	671
215	South Carolina State Public Service Authority Revenue, Series D, Prerefunded 1/1/13 @ 100.00 (AGM)	5.25	01/01/2014	225
				2,242
	Texas — 8.62%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/01/2023	1,520
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	02/15/2021	1,718
1,800	Texas State University Systems Financing Revenue	5.00	03/15/2017	2,132
750	Webb County Texas, GO	4.50	02/15/2019	888
				6,258
	Utah — 1.59%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	07/01/2016	1,154
	Washington — 14.09%
2,000	King County Washington Sewer Revenue	5.00	01/01/2020	2,486
1,000	King County Washington, GO	5.25	01/01/2023	1,267
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	06/01/2018	1,885
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/01/2022	1,799
2,300	Washington State, GO, Series R-2011-A	5.00	01/01/2018	2,798
				10,235
	Wisconsin — 2.69%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	04/01/2021	1,389
500	Wisconsin State, Series C, GO	5.00	05/01/2015	568
				1,957
	Total Municipal Bonds			70,434
	Mutual Fund — 1.78%
1,297,004	SSgA Tax-Free Money Market Fund (a)	0.01		1,297
	Total Mutual Fund			1,297
	Total Investments (cost $68,138) — 98.76%			71,731
	Other assets in excess of liabilities — 1.24%			899
	Net Assets — 100.00%			$72,630
(a)	The rate disclosed is the rate in effect on December 31, 2011.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

GTY — Guaranty

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of December 31, 2011 (Unaudited)
(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$517,753	$855,011	$543,055	$874,243
Unrealized appreciation (depreciation)	39,580	38,191	148,699	149,010
Investments, at value	557,333	893,202	691,754	1,023,253
Foreign currency, at value (Cost $0, $52, $0 and $94, respectively)	—	52	—	94
Unrealized appreciation on forward currency contracts	—	411	—	710
Unrealized appreciation on swap agreements	—	302	—	774
Dividends and interest receivable	930	1,760	745	1,465
Receivable for portfolio shares sold	505	1,610	5	1,630
Receivable from investments sold	14,679	19,723	711	893
Swap premiums paid	—	226	—	190
Foreign tax reclaims receivable	—	7	85	99
TBA sale commitments receivable	—	6,314	—	6,314
Segregated cash for collateral	—	265	—	288
Variation margin receivable on futures contracts	—	3	—	3,544
Prepaid expenses	18	16	22	21
Total Assets	573,465	923,891	693,322	1,039,275
LIABILITIES:
Cash overdraft	—	—	95	—
TBA sale commitments, at fair value	—	6,384	—	6,384
Written options, at fair value (premiums received $0, $60, $0 and $78, respectively)	—	4	—	5
Unrealized depreciation on forward currency contracts	—	497	—	884
Unrealized depreciation on swap agreements	—	1,759	—	1,689
Payable for investments purchased	14,732	21,882	—	546
Payable for portfolio shares redeemed	505	406	459	460
Payable to broker for futures collateral	—	540	—	626
Variation margin payable on future contracts	12	387	3	4,281
Advisory fees payable	132	209	335	476
Management fees payable	24	37	29	43
Administrative services fees payable	5	8	6	9
Other accrued expenses	25	40	8	9
Total Liabilities	15,435	32,153	935	15,412
NET ASSETS:	$558,030	$891,738	$692,387	$1,023,863
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$48	$75	$52	$76
Additional paid-in capital	777,776	868,117	743,501	885,381
Accumulated net investment income/(distributions in excess of net investment income)	4,762	5,208	8	486
Accumulated net realized gains/(losses) from investments, futures, written options, swaps and forward foreign currency transactions	(264,185)	(20,806)	(199,868)	(12,942)
Net unrealized appreciation/(depreciation) on investments, futures, written options, swaps and forward foreign currency translations	39,629	39,144	148,694	150,862
Net Assets	$558,030	$891,738	$692,387	$1,023,863
NET ASSETS:
HC Strategic Shares	$557,312	$890,421	$691,569	$1,022,353
HC Advisors Shares	718	1,317	818	1,510
Total	$558,030	$891,738	$692,387	$1,023,863
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	48,070	75,152	51,637	75,867
HC Advisors Shares	62	112	61	113
Total	48,132	75,264	51,698	75,980
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$11.59	$11.85	$13.39	$13.48
HC Advisors Shares	$11.59	$11.85	$13.38	$13.47

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2011 (Unaudited)
(Amounts in thousands except per share amounts)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$112,401	$161,451	$109,293	$467,953
Unrealized appreciation (depreciation)	9,780	14,250	26,871	(2,497)
Investments, at value	122,181	175,701	136,164	465,456
Cash	67	119	—	—
Foreign currency, at value (Cost $0, $0, $0 and $1,015, respectively)	—	—	—	1,003
Unrealized appreciation on forward currency contracts	—	—	—	266
Unrealized appreciation on swap agreements	—	—	—	604
Dividends and interest receivable	101	136	344	358
Margin deposits	—	—	—	9,684
Receivable for portfolio shares issued	3	1,750	—	1,914
Receivable from investments sold	32	413	1,763	6
Foreign tax reclaims receivable	—	—	5	23
Segregated cash for collateral	—	—	—	43
Variation margin receivable on futures contracts	—	—	—	17
Prepaid expenses	11	10	9	41
Total Assets	122,395	178,129	138,285	479,415
LIABILITIES:
Cash overdraft	—	—	—	7
Written options, at fair value (premiums received $0, $0, $0 and $211, respectively)	—	—	—	235
Unrealized depreciation on forward currency contracts	—	—	—	261
Unrealized depreciation on swap agreements	—	—	—	215
Payable for investments purchased	181	490	2,910	59
Payable for portfolio shares redeemed	8	30	53	66
Payable to broker for futures collateral	—	—	—	149
Swap premiums received	—	—	—	7
Variation margin payable on futures contracts	2	—	—	2,118
Advisory fees payable	51	98	201	206
Management fees payable	5	8	5	20
Administrative services fees payable	1	2	1	4
Other accrued expenses	—	—	13	46
Total Liabilities	248	628	3,183	3,393
NET ASSETS:	$122,147	$177,501	$135,102	$476,022
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$10	$14	$14	$45
Additional paid-in capital	185,609	185,833	108,837	531,739
Accumulated net investment income/(distributions in excess of net investment income)	124	35	(2,287)	792
Accumulated net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	(73,388)	(22,631)	869	(52,587)
Net unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	9,792	14,250	27,669	(3,967)
Net Assets	$122,147	$177,501	$135,102	$476,022
NET ASSETS:
HC Strategic Shares	$122,009	$177,282	$134,981	$475,468
HC Advisors Shares	138	219	121	554
Total	$122,147	$177,501	$135,102	$476,022
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	9,686	14,309	13,807	45,248
HC Advisors Shares	11	17	12	53
Total	9,697	14,326	13,819	45,301
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$12.60	$12.39	$9.78	$10.51
HC Advisors Shares	$12.58	$12.39	$9.78	$10.50

(a)	Statement has been consolidated. Please see Note 2K in notes to financial statements for basis of consolidation.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2011 (Unaudited)
(Amounts in thousands except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$982,767	$1,746,712	$565,905	$114,644
Unrealized appreciation (depreciation)	75,053	(49,376)	(30,908)	3,554
Investments, at value	1,057,820	1,697,336	534,997	118,198
Cash	—	—	1	—
Foreign currency, at value (Cost $1,134, $2,023, $4,842 and $0, respectively)	1,135	2,024	4,881	—
Unrealized appreciation on forward currency contracts	115	149	—	—
Dividends and interest receivable	1,143	1,759	294	857
Receivable for portfolio shares issued	1,791	1,141	8,971	257
Receivable from investments sold	1,632	591	2,227	3,065
Foreign tax reclaims receivable	1,434	1,950	12	—
TBA sale commitments receivable	—	—	—	2,681
Segregated cash for collateral	—	—	2,253	—
Prepaid expenses	31	33	33	3
Total Assets	1,065,101	1,704,983	553,669	125,061
LIABILITIES:
Cash overdraft	—	—	—	56
TBA sale commitments, at fair value	—	—	—	2,694
Unrealized depreciation on forward currency contracts	31	40	16	—
Distributions payable	—	—	—	294
Payable for investments purchased	4,400	9,484	8,149	15,246
Payable for portfolio shares redeemed	4,648	30	229	130
Variation margin payable on futures contracts	—	—	103	5
Accrued foreign capital gains tax	—	—	300	—
Advisory fees payable	611	888	335	26
Management fees payable	45	71	22	4
Administrative services fees payable	9	14	5	1
Other accrued expenses	67	77	18	1
Total Liabilities	9,811	10,604	9,177	18,457
NET ASSETS:	$1,055,290	$1,694,379	$544,492	$106,604
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$114	$190	$32	$10
Additional paid-in capital	1,138,215	1,789,734	588,885	102,748
Accumulated net investment income/(distributions in excess of net investment income)	2,433	7,319	2,878	(123)
Accumulated net realized gains/(losses) from investments, futures, written options and foreign currency transactions	(160,613)	(53,454)	(15,990)	427
Net unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	75,141	(49,410)	(31,313)	3,542
Net Assets	$1,055,290	$1,694,379	$544,492	$106,604
NET ASSETS:
HC Strategic Shares	$1,054,051	$1,692,108	$543,678	$104,389
HC Advisors Shares	1,239	2,271	814	2,215
Total	$1,055,290	$1,694,379	$544,492	$106,604
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	114,428	189,630	31,510	10,272
HC Advisors Shares	134	255	47	219
Total	114,562	189,885	31,557	10,491
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.21	$8.92	$17.25	$10.16
HC Advisors Shares	$9.22	$8.92	$17.25	$10.16

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2011 (Unaudited)
(Amounts in thousands except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio		The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$519,421		$245,552		$203,162		$296,097
Unrealized appreciation (depreciation)	1,312		12,592		8,207		5,977
Investments, at value	520,733		258,144		211,369		302,074
Dividends and interest receivable	9,638		1,954		2,315		1,154
Receivable for portfolio shares issued	826		320		686		811
Receivable from investments sold	—		7,130		—		7,854
TBA sale commitments receivable	—		—		—		31,744
Segregated cash for collateral	—		—		—		28
Prepaid expenses	23		19		18		21
Total Assets	531,220		267,567		214,388		343,686
LIABILITIES:
Cash overdraft	—		—		1		—
TBA sale commitments, at fair value	—		—		—		31,882
Distributions payable	10		430		752		1,156
Payable for investments purchased	662		7,758		—		65,628
Payable for portfolio shares redeemed	96		145		153		175
Variation margin payable on futures contracts	—		—		—		4
Advisory fees payable	534		26		39		106
Management fees payable	22		11		9		10
Administrative services fees payable	4		2		2		2
Total Liabilities	1,328		8,372		956		98,963
NET ASSETS:	$529,892		$259,195		$213,432		$244,723
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$76		$25		$21		$24
Additional paid-in capital	542,120		246,330		204,789		239,042
Accumulated net investment income/(distributions in excess of net investment income)	(88)		(4)		(3)		(1,047)
Accumulated net realized gain/(losses) from investments and futures	(13,521)		252		418		882
Net unrealized appreciation/(depreciation) on investments and futures	1,305		12,592		8,207		5,822
Net Assets	$529,892		$259,195		$213,432		$244,723
NET ASSETS:
HC Strategic Shares	$529,099		$259,195		$213,432		$244,723
HC Advisors Shares	793		N/A		N/A		N/A
Total	$529,892		$259,195		$213,432		$244,723
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	76,070		24,912		20,643		24,014
HC Advisors Shares	113		N/A		N/A		N/A
Total	76,183		24,912		20,643		24,014
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$6.95		$10.40		$10.34		$10.19
HC Advisors Shares	$6.95	$	N/A	$	N/A	$	N/A

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of December 31, 2011 (Unaudited)
(Amounts in thousands except per share amounts)

	The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost		$29,738	$438,627	$68,138
Unrealized appreciation (depreciation)		832	23,909	3,593
Investments, at value		30,570	462,536	71,731
Dividends and interest receivable		410	6,305	953
Receivable for portfolio shares issued		167	1,769	162
Prepaid expenses		7	25	7
Total Assets		31,154	470,635	72,853
LIABILITIES:
Distributions payable		68	1,853	167
Payable for portfolio shares redeemed		4	1,277	43
Advisory fees payable		3	79	8
Management fees payable		1	20	3
Administrative services fees payable		—	4	1
Other accrued expenses		1	—	1
Total Liabilities		77	3,233	223
NET ASSETS:		$31,077	$467,402	$72,630
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value		$3	$47	$7
Additional paid-in capital		30,250	471,919	69,064
Accumulated net investment income/(distributions in excess of net investment income)		(23)	(255)	(34)
Accumulated net realized gain/(losses) from investments		15	(28,218)	—
Net unrealized appreciation/(depreciation) on investments		832	23,909	3,593
Net Assets		$31,077	$467,402	$72,630
NET ASSETS:
HC Strategic Shares		$31,077	$466,490	$72,382
HC Advisors Shares		N/A	912	248
Total		$31,077	$467,402	$72,630
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares		3,033	46,700	6,884
HC Advisors Shares		N/A	92	24
Total		3,033	46,792	6,908
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares		$10.24	$9.99	$10.51
HC Advisors Shares	$	N/A	$9.99	$10.51

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations
For the Six Months Ended December 31, 2011 (Unaudited)
(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$1	$1,182	$1	$1,460
Dividends (net of foreign withholding tax of $46, $98, $23 and $20, respectively)	7,691	10,726	4,774	5,864
Total Investment Income	7,692	11,908	4,775	7,324
EXPENSES:
Advisory fees	472	808	695	1,112
Management fees	133	210	175	257
Administrative services fees	99	157	131	192
Distribution fees – HC Advisors Shares	1	2	1	2
Professional fees	30	48	27	45
Compliance service fees	5	8	5	8
Custodian fees	31	52	34	59
Registration and filing fees	8	8	9	7
Trustee fees	16	26	16	27
Other	18	32	17	24
Total Expenses before waivers and expenses paid indirectly	813	1,351	1,110	1,733
Less: Expenses waived by Specialist Manager	(94)	(130)	—	—
Distribution fees waived – HC Advisors Shares	(1)	(2)	(1)	(2)
Expenses paid indirectly	(20)	(38)	(25)	(43)
Net Expenses	698	1,181	1,084	1,688
Net Investment Income	6,994	10,727	3,691	5,636
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	4,100	(1,406)	46,569	32,527
Net realized gains/(losses) from futures transactions	19	(948)	6	(1,816)
Net realized gains/(losses) from written options transactions	—	(116)	—	(210)
Net realized gains/(losses) from swap transactions	—	(1,560)	—	(3,004)
Net realized gains/(losses) from foreign currency transactions	(1)	174	—	532
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	4,118	(3,856)	46,575	28,029
Change in unrealized appreciation/(depreciation) on investments	(41,867)	(47.615)	(70,991)	(63,972)
Change in unrealized appreciation/(depreciation) on futures	(16)	(1,519)	(51)	(4,234)
Change in unrealized appreciation/(depreciation) on written options	—	33	—	38
Change in unrealized appreciation/(depreciation) on swaps	—	(910)	—	(372)
Change in unrealized appreciation/(depreciation) on foreign currency translations	(1)	42	—	17
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(41,884)	(49,969)	(71,042)	(68,523)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency translations	(37,766)	(53,825)	(24,467)	(40,494)
Change in net assets resulting from operations	$(30,772)	$(43,098)	$(20,776)	$(34,858)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2011 (Unaudited)
(Amounts in thousands)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$7	$10	$—	$476
Dividends (net of foreign withholding tax of $3, $4, $11 and $170, respectively)	763	1,020	1,291	2,687
Total Investment Income	770	1,030	1,291	3,163
EXPENSES:
Advisory fees	314	592	457	1,540
Management fees	30	44	34	121
Administrative services fees	22	33	26	90
Distribution fees – HC Advisors Shares	—	—	—	1
Professional fees	6	10	8	38
Compliance service fees	1	2	1	3
Custodian fees	7	12	8	53
Registration and filing fees	7	6	7	9
Trustee fees	4	6	4	9
Other	5	6	9	26
Total Expenses before waivers and expenses paid indirectly	396	711	554	1,890
Less: Distribution fees waived – HC Advisors Shares	—	—	—	(1)
Expenses paid indirectly	(7)	(19)	(1)	(3)
Net Expenses	389	692	553	1,886
Net Investment Income	381	338	738	1,277
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	1,227	(1,888)	6,214	(47,484)
Net realized gains/(losses) from futures transactions	(51)	(63)	—	(5,176)
Net realized gains/(losses) from written options transactions	—	—	—	27
Net realized gains/(losses) from swap transactions	—	—	—	(10,821)
Net realized gains/(losses) from foreign currency transactions	—	—	(2)	(288)
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	1,176	(1,951)	6,212	(63,742)
Change in unrealized appreciation/(depreciation) on investments	(14,915)	(17,705)	(9,872)	(18,748)
Change in unrealized appreciation/(depreciation) on futures	(23)	(88)	—	557
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(29)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	461
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	(60)
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(14,938)	(17,793)	(9,872)	(17,819)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency translations	(13,762)	(19,744)	(3,660)	(81,561)
Change in net assets resulting from operations	$(13,381)	$(19,406)	$(2,922)	$(80,284)

(a)	Statement has been consolidated. Please see Note 2K in notes to financial statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2011 (Unaudited)
(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$2	$4	$9	$1,445
Dividends (net of foreign withholding tax of $725, $1,101, $475 and $0 respectively)	8,940	13,423	5,530	6
Total Investment Income	8,942	13,427	5,539	1,451
EXPENSES:
Advisory fees	2,296	3,569	1,915	90
Management fees	274	422	128	27
Administrative services fees	205	315	95	20
Distribution fees – HC Advisors Shares	2	3	1	3
Professional fees	51	85	26	4
Compliance service fees	8	12	4	1
Custodian fees	267	421	269	5
Registration and filing fees	9	7	8	7
Trustee fees	26	41	12	2
Other	35	75	24	2
Total Expenses before waivers and expenses paid indirectly	3,173	4,950	2,482	161
Less: Distribution fees waived – HC Advisors Shares	(2)	(3)	(1)	(3)
Expenses paid indirectly	(16)	(26)	(1)	—
Net Expenses	3,155	4,921	2,480	158
Net Investment Income	5,787	8,506	3,059	1,293
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(7,629)	(47,831)	(10,213)	1,259
Net realized gains/(losses) from futures transactions	—	—	(2,430)	(6)
Net realized gains/(losses) from foreign currency transactions	846	1,439	(2,031)	—
Net realized gains/(losses) from investments, futures and foreign currency transactions	(6,783)	(46,392)	(14,674)	1,253
Change in unrealized appreciation/(depreciation) on investments (Net of deferred foreign tax)	(192,704)	(243,069)	(91,828)	2,921
Change in unrealized appreciation/(depreciation) on futures	—	—	(388)	4
Change in unrealized appreciation/(depreciation) on foreign currency translations	143	184	(382)	1
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(192,561)	(242,885)	(92,598)	2,926
Net realized/unrealized gains/(losses) from investments, futures and foreign currency translations	(199,344)	(289,277)	(107,272)	4,179
Change in net assets resulting from operations	$(193,557)	$(280,771)	$(104,213)	$5,472

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2011 (Unaudited)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$18,943	$2,307	$4,119	$3,913
Dividends	353	—	—	—
Total Investment Income	19,296	2,307	4,119	3,913
EXPENSES:
Advisory fees	986	164	243	215
Management fees	118	68	55	64
Administrative services fees	88	51	41	48
Distribution fees – HC Advisors Shares	1	—	—	—
Professional fees	19	10	8	10
Compliance service fees	3	2	1	2
Custodian fees	21	12	10	15
Registration and filing fees	8	20	18	20
Trustee fees	12	6	5	6
Offering fees	—	2	2	2
Other	13	6	5	6
Total Expenses before waivers and expenses paid indirectly	1,269	341	388	388
Less: Distribution fees waived – HC Advisors Shares	(1)	—	—	—
Net Expenses	1,268	341	388	388
Net Investment Income	18,028	1,966	3,731	3,525
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	782	5,542	3,775	1,404
Net realized gains/(losses) from futures transactions	—	—	—	(83)
Net realized gains from investments and futures	782	5,542	3,775	1,321
Change in unrealized appreciation/(depreciation) on investments	(22,985)	10,750	7,100	2,950
Change in unrealized appreciation/(depreciation) on futures	—	—	—	(21)
Change in unrealized appreciation/(depreciation) on investments and futures	(22,985)	10,750	7,100	2,929
Net realized/unrealized gains/(losses) from investments and futures	(22,203)	16,292	10,875	4,250
Change in net assets resulting from operations	$(4,175)	$18,258	$14,606	$7,775

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (concluded)
For the Six Months Ended December 31, 2011 (Unaudited)
(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$358	$8,688	$874
Total Investment Income	358	8,688	874
EXPENSES:
Advisory fees	20	481	45
Management fees	8	120	18
Administrative services fees	6	90	14
Distribution fees – HC Advisors Shares	—	1	—
Professional fees	1	14	1
Compliance service fees	—	2	—
Custodian fees	2	25	3
Registration and filing fees	4	6	4
Trustee fees	—	6	1
Offering fees	—	—	2
Other	1	9	1
Total Expenses before waivers	42	754	89
Less: Distribution fees waived – HC Advisors Shares	—	(1)	—
Net Expenses	42	753	89
Net Investment Income	316	7,935	785
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	33	3,252	48
Change in unrealized appreciation/(depreciation) on investments	81	14,853	2,976
Net realized/unrealized gains/(losses) from investments	114	18,105	3,024
Change in net assets resulting from operations	$430	$26,040	$3,809

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)

	The Value Equity Portfolio			The Institutional Value Equity Portfolio			The Growth Equity Portfolio
	For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011
Operations:
Net investment income	$6,994	$9,606		$10,727	$14,758		$3,691	$5,751
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	4,118	49,583		(3,856)	83,991		46,575	63,799
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(41,884)	57,677		(49,969)	104,411		(71,042)	132,073
Change in net assets resulting from operations	(30,772)	116,866		(43,098)	203,160		(20,776)	201,623
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(2,935)	(9,307)		(6,467)	(13,537)		(4,154)	(5,617)
HC Advisors Shares	(4)	(10	)(a)	(10)	(19	)(a)	(5)	(5	)(a)
Net realized gains from investment transactions:
HC Strategic Shares	—	—		(13,397)	—		—	—
HC Advisors Shares	—	—		(20)	—		—	—
Change in net assets resulting from distributions	(2,939)	(9,317)		(19,894)	(13,556)		(4,159)	(5,622)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	79,029	79,095		149,679	128,114		27,881	73,645
Proceeds from reinvestment of dividends	2,562	8,006		19,237	12,555		3,471	4,741
Cost of shares redeemed	(25,337)	(71,326)		(35,725)	(198,903)		(50,156)	(128,915)
Change in net assets from HC Strategic Shares of beneficial interest	56,254	15,775		133,191	(58,234)		(18,804)	(50,529)
HC Advisors Shares
Proceeds from shares issued	107	718	(a)	130	1,159	(a)	79	882	(a)
Cost of shares redeemed	(93)	(37	)(a)	—	(91	)(a)	(175)	(62	)(a)
Change in net assets from HC Advisors Shares of beneficial interest	14	681	(a)	130	1,068	(a)	(96)	820	(a)
Change in net assets from shares of beneficial interest	56,268	16,456		133,321	(57,166)		(18,900)	(49,709)
Change in net assets	22,557	124,005		70,329	132,438		(43,835)	146,292
Net Assets:
Beginning of period	535,473	411,468		821,409	688,971		736,222	589,930
End of period	$558,030	$535,473		$891,738	$821,409		$692,387	$736,222
Accumulated net investment income/(distributions in excess of net investment income)	$4,762	$707		$5,208	$958		$8	$476
Share Transactions:
HC Strategic Shares
Issued	7,278	6,909		13,228	10,792		2,125	5,924
Reinvested	239	677		1,685	1,026		266	375
Redeemed	(2,239)	(6,031)		(3,030)	(15,732)		(3,781)	(10,069)
Change in HC Strategic Shares	5,278	1,555		11,883	(3,914)		(1,390)	(3,770)
HC Advisors Shares
Issued	9	64	(a)	12	107	(a)	6	74	(a)
Redeemed	(8)	(3	)(a)	—	(7	)(a)	(14)	(5	)(a)
Change in HC Advisors Shares	1	61	(a)	12	100	(a)	(8)	69	(a)
Total change in shares	5,279	1,616		11,895	(3,814)		(1,398)	(3,701)

(a)	For the period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional Growth Equity Portfolio			The Small Capitalization Equity Portfolio			The Institutional Small Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011
Operations:
Net investment income	$5,636	$9,705		$381	$534		$338	$767
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	28,029	70,188		1,176	13,722		(1,951)	24,040
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(68,523)	222,569		(14,938)	24,692		(17,793)	33,922
Change in net assets resulting from operations	(34,858)	302,462		(13,381)	38,948		(19,406)	58,729
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(5,726)	(7,980)		(330)	(610)		(385)	(924)
HC Advisors Shares	(8)	(10	)(a)	—	—		—	(1	)(a)
Net realized gains from investment transactions:
HC Strategic Shares	(4,776)	—		—	—		—	—
HC Advisors Shares	(7)	—		—	—		—	—
Change in net assets resulting from distributions	(10,517)	(7,990)		(330)	(610)		(385)	(925)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	60,527	193,808		8,685	12,024		12,840	37,935
Proceeds from reinvestment of dividends	10,181	7,438		287	526		328	830
Cost of shares redeemed	(75,134)	(281,725)		(7,852)	(30,032)		(4,654)	(69,649)
Change in net assets from HC Strategic Shares of beneficial interest	(4,426)	(80,479)		1,120	(17,482)		8,514	(30,884)
HC Advisors Shares
Proceeds from shares issued	53	1,358	(a)	22	142	(a)	22	207	(a)
Cost of shares redeemed	(33)	(132	)(a)	(23)	(8	)(a)	(6)	(36	)(a)
Change in net assets from HC Advisors Shares of beneficial interest	20	1,226	(a)	(1)	134	(a)	16	171	(a)
Change in net assets from shares of beneficial interest	(4,406)	(79,253)		1,119	(17,348)		8,530	(30,713)
Change in net assets	(49,781)	215,219		(12,592)	20,990		(11,261)	27,091
Net Assets:
Beginning of period	1,073,644	858,425		134,739	113,749		188,762	161,671
End of period	$1,023,863	$1,073,644		$122,147	$134,739		$177,501	$188,762
Accumulated net investment income/(distributions in excess of net investment income)	$486	$584		$124	$73		$35	$82
Share Transactions:
HC Strategic Shares
Issued	4,692	15,298		709	944		1,093	3,033
Reinvested	774	573		23	40		27	65
Redeemed	(5,641)	(20,961)		(630)	(2,331)		(374)	(5,197)
Change in HC Strategic Shares	(175)	(5,090)		102	(1,347)		746	(2,099)
HC Advisors Shares
Issued	4	121	(a)	2	12	(a)	2	19	(a)
Redeemed	(2)	(10	)(a)	(2)	(1	)(a)	(1)	(3	)(a)
Change in HC Advisors Shares	2	111	(a)	—	11	(a)	1	16	(a)
Total change in shares	(173)	(4,979)		102	(1,336)		747	(2,083)

(a)	For the period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Real Estate Securities Portfolio			The Commodity Returns Strategy Portfolio(a)			The International Equity Portfolio
	For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011
Operations:
Net investment income	$738	$4,977		$1,277	$945		$5,787	$28,428
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	6,212	53,708		(63,742)	20,679		(6,783)	107,488
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(9,872)	15,391		(17,819)	20,223		(192,561)	161,241
Change in net assets resulting from operations	(2,922)	74,076		(80,284)	41,847		(193,557)	297,157
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(2,528)	(6,328)		(432)	(1,024)		(2,797)	(29,943)
HC Advisors Shares	(2)	(9	)(b)	(1)	(1	)(c)	(3)	(35	)(a)
Net realized gains from investment transactions:
HC Strategic Shares	(54,409)	(7,533)		(6,914)	(2,592)		—	—
HC Advisors Shares	(86)	(11	)(b)	(8)	(3	)(c)	—	—
Change in net assets resulting from distributions	(57,025)	(13,881)		(7,355)	(3,620)		(2,800)	(29,978)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	7,660	25,866		64,662	346,559		135,624	150,543
Proceeds from reinvestment of dividends	56,805	13,615		6,786	3,371		2,357	25,097
Cost of shares redeemed	(16,962)	(159,295)		(9,297)	(8,123)		(92,397)	(164,284)
Change in net assets from HC Strategic Shares of beneficial interest	47,503	(119,814)		62,151	341,807		45,584	11,356
HC Advisors Shares
Proceeds from shares issued	13	382	(b)	85	601	(c)	251	1,370	(b)
Proceeds from reinvestment of dividends	1	—	(b)	—	—	(c)	—	—	(b)
Cost of shares redeemed	(40)	(230	)(b)	(30)	(21	)(c)	(235)	(45	)(b)
Change in net assets from HC Advisors Shares of beneficial interest	(26)	152	(b)	55	580	(c)	16	1,325	(b)
Change in net assets from shares of beneficial interest	47,477	(119,662)		62,206	342,387		45,600	12,681
Change in net assets	(12,470)	(59,467)		(25,433)	380,614		(150,757)	279,860
Net Assets:
Beginning of period	147,572	207,039		501,455	120,841		1,206,047	926,187
End of period	$135,102	$147,572		$476,022	$501,455		$1,055,290	$1,206,047
Accumulated net investment income/(distributions in excess of net investment income)	$(2,287)	$(495)		$792	$(52)		$2,433	$(554)
Share Transactions:
HC Strategic Shares
Issued	588	1,694		5,760	27,449		14,424	14,367
Reinvested	5,972	872		664	275		260	2,320
Redeemed	(1,125)	(9,494)		(857)	(666)		(9,924)	(15,852)
Change in HC Strategic Shares	5,435	(6,928)		5,567	27,058		4,760	835
HC Advisors Shares
Issued	1	27	(b)	7	50	(c)	25	137	(b)
Redeemed	(3)	(13	)(b)	(2)	(2	)(c)	(24)	(4	)(b)
Change in HC Advisors Shares	(2)	14	(b)	5	48	(c)	1	133	(b)
Total change in shares	5,433	(6,914)		5,572	27,106		4,761	968

(a)	Statement has been consolidated. Please see Note 2K in notes to financial statements for basis of consolidation.
(b)	For the Period July 6, 2010 (commencement of operations) to June 30, 2011.
(c)	For the Period June 8, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional International Equity Portfolio			The Emerging Markets Portfolio			The Core Fixed Income Portfolio
	For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011
Operations:
Net investment income	$8,506	$41,746		$3,059	$5,686		$1,293	$5,200
Net realized gains/(losses) from investments, futures and foreign currency transactions	(46,392)	69,008		(14,674)	18,822		1,253	11,636
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(242,885)	355,661		(92,598)	80,710		2,926	(8,364)
Change in net assets resulting from operations	(280,771)	466,415		(104,213)	105,218		5,472	8,472
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(570)	(44,250)		(5,047)	(3,213)		(1,176)	(5,798)
HC Advisors Shares	(1)	(59	)(a)	(8)	(5	)(a)	(27)	(45	)(a)
Net realized gains from investment transactions:
HC Strategic Shares	(55,893)	—		(12,583)	(4,818)		(3,842)	(7,116)
HC Advisors Shares	(78)	—		(23)	(7	)(a)	(84)	(24	)(a)
Change in net assets resulting from distributions	(56,542)	(44,309)		(17,661)	(8,043)		(5,129)	(12,983)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	255,690	309,339		174,303	159,962		8,141	93,887
Proceeds from reinvestment of dividends	56,335	39,589		17,201	7,904		4,872	12,615
Cost of shares redeemed	(37,020)	(434,027)		(36,913)	(99,371)		(12,473)	(354,536)
Change in net assets from HC Strategic Shares of beneficial interest	275,005	(85,099)		154,591	68,495		540	(248,034)
HC Advisors Shares
Proceeds from shares issued	331	2,162	(a)	194	865	(a)	26	2,701	(a)
Cost of shares redeemed	—	(166	)(a)	(117)	(21	)(a)	(492)	(25	)(a)
Change in net assets from HC Advisors Shares of beneficial interest	331	1,996	(a)	77	844	(a)	(466)	2,676	(a)
Change in net assets from shares of beneficial interest	275,336	(83,103)		154,668	69,339		74	(245,358)
Change in net assets	(61,977)	339,003		32,794	166,514		417	(249,869)
Net Assets:
Beginning of period	1,756,356	1,417,353		511,698	345,184		106,187	356,056
End of period	$1,694,379	$1,756,356		$544,492	$511,698		$106,604	$106,187
Accumulated net investment income/(distributions in excess of net investment income)	$7,319	$(616)		$2,878	$4,874		$(123)	$(213)
Share Transactions:
HC Strategic Shares
Issued	26,971	30,203		9,673	7,629		778	9,192
Reinvested	6,534	3,682		1,006	362		478	1,233
Redeemed	(3,809)	(40,582)		(1,946)	(4,597)		(1,198)	(34,952)
Change in HC Strategic Shares	29,696	(6,697)		8,733	3,394		58	(24,527)
HC Advisors Shares
Issued	36	235	(a)	10	44	(a)	2	265	(a)
Redeemed	—	(16	)(a)	(6)	(1	)(a)	(46)	(2	)(a)
Change in HC Advisors Shares	36	219	(a)	4	43	(a)	(44)	263	(a)
Total change in shares	29,732	(6,478)		8,737	3,437		14	(24,264)

(a)	For the Period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio			The U.S. Government Fixed Income Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011		For the Six Months Ended December 31, 2011	For the Period December 6, 2010 through June 30, 2011(a)	For the Six Months Ended December 31, 2011	For the Period December 6, 2010 through June 30, 2011(a)
Operations:
Net investment income	$18,028	$34,897		$1,966	$2,141	$3,731	$4,140
Net realized gains/(losses) from investments and futures	782	26,918		5,542	(716)	3,775	(1,604)
Change in unrealized appreciation/(depreciation) on investments and futures	(22,985)	12,348		10,750	1,842	7,100	1,107
Change in net assets resulting from operations	(4,175)	74,163		18,258	3,267	14,606	3,643
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(20,250)	(34,534)		(2,059)	(2,053)	(3,899)	(3,976)
HC Advisors Shares	(35)	(59	)(b)	—	—	—	—
Net realized gains from investment and futures transactions:
HC Strategic Shares	—	—		(4,574)	—	(1,753)	—
Change in net assets resulting from distributions	(20,285)	(34,593)		(6,633)	(2,053)	(5,652)	(3,976)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	128,107	90,329		11,609	346,615	10,254	279,047
Proceeds from reinvestment of dividends	19,420	33,527		6,240	1,804	5,178	3,522
Cost of shares redeemed	(46,452)	(89,788)		(62,089)	(57,823)	(44,755)	(48,435)
Change in net assets from HC Strategic Shares of beneficial interest	101,075	34,068		(44,240)	290,596	(29,323)	234,134
HC Advisors Shares
Proceeds from shares issued	51	780	(b)	—	—	—	—
Cost of shares redeemed	(34)	(5	)(b)	—	—	—	—
Change in net assets from HC Advisors Shares of beneficial interest	17	775	(b)	—	—	—	—
Change in net assets from shares of beneficial interest	101,092	34,843		(44,240)	290,596	(29,323)	234,134
Change in net assets	76,632	74,413		(32,615)	291,810	(20,369)	233,801
Net Assets:
Beginning of period	453,260	378,847		291,810	—	233,801	—
End of period	$529,892	$453,260		$259,195	$291,810	$213,432	$233,801
Accumulated net investment income/(distributions in excess of net investment income)	$(88)	$2,169		$(4)	$89	$(3)	$165
Share Transactions:
HC Strategic Shares
Issued	18,564	12,577		1,123	34,804	992	28,000
Reinvested	2,802	4,649		600	182	502	354
Redeemed	(6,509)	(12,335)		(5,958)	(5,839)	(4,315)	(4,890)
Change in HC Strategic Shares	14,857	4,891		(4,235)	29,147	(2,821)	23,464
HC Advisors Shares
Issued	7	112	(b)	—	—	—	—
Redeemed	(5)	(1	)(b)	—	—	—	—
Change in HC Advisors Shares	2	111	(b)	—	—	—	—
Total change in shares	14,859	5,002		(4,235)	29,147	(2,821)	23,464

(a)	Period from commencement of operations.
(b)	For the Period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2011	For the Period December 6, 2010 through June 30, 2011(a)	For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011	For the Six Months Ended December 31, 2011	For the Year Ended June 30, 2011
Operations:
Net investment income	$3,525	$2,269	$316	$780	$7,935	$18,137
Net realized gains/(losses) from investments and futures	1,321	1,116	33	88	3,252	480
Change in unrealized appreciation/(depreciation) on investments and futures	2,929	2,893	81	(202)	14,853	1,839
Change in net assets resulting from operations	7,775	6,278	430	666	26,040	20,456
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,750)	(2,742)	(334)	(773)	(8,681)	(18,300)
HC Advisors Shares	—	—	—	—	(18)	(29	)(b)
Net realized gains from investment and futures transactions:
HC Strategic Shares	(905)	—	(64)	(42)	—	—
Change in net assets resulting from distributions	(5,655)	(2,742)	(398)	(815)	(8,699)	(18,329)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	12,474	329,809	1,064	2,172	11,552	58,810
Proceeds from reinvestment of dividends	4,883	2,361	391	783	8,289	17,427
Cost of shares redeemed	(52,914)	(57,546)	(2,928)	(8,094)	(63,879)	(164,880)
Change in net assets from HC Strategic Shares of beneficial interest	(35,557)	274,624	(1,473)	(5,139)	(44,038)	(88,643)
HC Advisors Shares
Proceeds from shares issued	—	—	—	—	99	1,249	(b)
Cost of shares redeemed	—	—	—	—	(440)	(53	)(b)
Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	(341)	1,196	(b)
Change in net assets from shares of beneficial interest	(35,557)	274,624	(1,473)	(5,139)	(44,379)	(87,447)
Change in net assets	(33,437)	278,160	(1,441)	(5,288)	(27,038)	(85,320)
Net Assets:
Beginning of period	278,160	—	32,518	37,806	494,440	579,760
End of period	$244,723	$278,160	$31,077	$32,518	$467,402	$494,440
Accumulated net investment income/(distributions in excess of net investment income)	$(1,047)	$178	$(23)	$(5)	$(255)	$509
Share Transactions:
HC Strategic Shares
Issued	1,220	32,990	104	211	1,179	6,122
Reinvested	478	234	38	76	842	1,818
Redeemed	(5,152)	(5,756)	(285)	(788)	(6,494)	(17,230)
Change in HC Strategic Shares	(3,454)	27,468	(143)	(501)	(4,473)	(9,290)
HC Advisors Shares
Issued	—	—	—	—	10	131	(b)
Redeemed	—	—	—	—	(44)	(5	)(b)
Change in HC Advisors Shares	—	—	—	—	(34)	126	(b)
Total change in shares	(3,454)	27,468	(143)	(501)	(4,507)	(9,164)

(a)	Period from commencement of operations.
(b)	For the Intermediate Term Municipal Bond Portfolio for the Period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2011	For the Period July 13, 2010 through June 30, 2011(a)
Operations:
Net investment income	$785	$1,103
Net realized gains/(losses) from investments	48	(2)
Change in unrealized appreciation/(depreciation) on investments	2,976	617
Change in net assets resulting from operations	3,809	1,718
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(844)	(1,072)
HC Advisors Shares	(3)	(3	)(b)
Net realized gains from investment and futures transactions:
HC Strategic Shares	(46)	—
Change in net assets resulting from distributions	(893)	(1,075)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	4,380	76,892
Proceeds from reinvestment of dividends	865	1,040
Cost of shares redeemed	(8,062)	(6,277)
Change in net assets from HC Strategic Shares of beneficial interest	(2,817)	71,655
HC Advisors Shares
Proceeds from shares issued	25	326	(b)
Cost of shares redeemed	(91)	(27	)(b)
Change in net assets from HC Advisors Shares of beneficial interest	(66)	299	(b)
Change in net assets from shares of beneficial interest	(2,883)	71,954
Change in net assets	33	72,597
Net Assets:
Beginning of period	72,597	—
End of period	$72,630	$72,597
Accumulated net investment income/(distributions in excess of net investment income)	$(34)	$28
Share Transactions:
HC Strategic Shares
Issued	425	7,684
Reinvested	84	104
Redeemed	(783)	(630)
Change in HC Strategic Shares	(274)	7,158
HC Advisors Shares
Issued	2	33	(b)
Redeemed	(8)	(3	)(b)
Change in HC Advisors Shares	(6)	30	(b)
Total change in shares	(280)	7,188

(a)	Period from commencement of operations.
(b)	For the Period October 5, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments		Tax Return of Capital		Total Distributions to Shareholders
The Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$12.50	$0.16	$(1.01)	$(0.85)	$(0.06)		$—		$—	$(0.06)
Year Ended June 30, 2011	9.98	0.22	2.52	2.74	(0.22)		—		—	(0.22)
Year Ended June 30, 2010	8.84	0.21	1.13	1.34	(0.20)		—		—	(0.20)
Year Ended June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)		(0.16)		—	(0.46)
Year Ended June 30, 2008	18.26	0.32	(3.32)	(3.00)	(0.33)		(1.71)		—	(2.04)
Year Ended June 30, 2007	16.03	0.35	3.14	3.49	(0.35)		(0.91)		—	(1.26)
HC Advisors Shares
Six Months Ended December 31, 2011	$12.49	$0.16	$(1.00)	$(0.84)	$(0.06)	$		$		$(0.06)
Period Ended June 30, 2011(d)	9.93	0.21	2.57	2.78	(0.22)		—		—	(0.22)
The Institutional Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$12.96	$0.14	$(0.98)	$(0.84)	$(0.09)		$(0.18)		$—	$(0.27)
Year Ended June 30, 2011	10.26	0.23	2.67	2.90	(0.20)		—		—	(0.20)
Year Ended June 30, 2010	9.02	0.17	1.24	1.41	(0.17)		—		—	(0.17)
Period Ended June 30, 2009(f)	12.93	0.26	(3.93)	(3.67)	(0.24)		—		—	(0.24)
HC Advisors Shares
Six Months Ended December 31, 2011	$12.97	$0.14	$(0.99)	$(0.85)	$(0.09)		$(0.18)		$—	$(0.27)
Period Ended June 30, 2011(d)	10.21	0.21	2.75	2.96	(0.20)		—		—	(0.20)
The Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$13.87	$0.07	$(0.47)	$(0.40)	$(0.08)	$		$		$(0.08)
Year Ended June 30, 2011	10.39	0.10	3.48	3.58	(0.10)		—		—	(0.10)
Year Ended June 30, 2010	9.42	0.10	0.97	1.07	(0.10)		—		—	(0.10)
Year Ended June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)		—		—	(0.10)
Year Ended June 30, 2008	12.85	0.12	(0.75)	(0.63)	(0.13)		—		—	(0.13)
Year Ended June 30, 2007	11.26	0.11	1.59	1.70	(0.11)		—		—	(0.11)
HC Advisors Shares
Six Months Ended December 31, 2011	$13.85	$0.07	$(0.46)	$(0.39)	$(0.08)		$—		$—	$(0.08)
Period Ended June 30, 2011(d)	10.40	0.10	3.45	3.55	(0.10)		—		—	(0.10)
The Institutional Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$14.10	$0.07	$(0.55)	$(0.48)	$(0.07)		$(0.07)		—	$(0.14)
Year Ended June 30, 2011	10.58	0.12	3.50	3.62	(0.10)		—		—	(0.10)
Year Ended June 30, 2010	9.50	0.07	1.10	1.17	(0.09)		—		—	(0.09)
Period Ended June 30, 2009(g)	12.36	0.11	(2.88)	(2.77)	(0.09)		—		—	(0.09)
HC Advisors Shares
Six Months Ended December 31, 2011	$14.10	$0.07	$(0.57)	$(0.50)	$(0.07)		$(0.06)		—	$(0.13)
Period Ended June 30, 2011(d)	10.59	0.11	3.50	3.61	(0.10)		—		—	(0.10)
The Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$14.04	$0.04	$(1.45)	$(1.41)	$(0.03)		$—		$—	$(0.03)
Year Ended June 30, 2011	10.41	0.05	3.64	3.69	(0.06)		—		—	(0.06)
Year Ended June 30, 2010	8.94	0.04	1.47	1.51	(0.04)		—		—	(0.04)
Year Ended June 30, 2009	12.62	0.04	(3.67)	(3.63)	(0.04)		—		(0.01)	(0.05)
Year Ended June 30, 2008	15.83	0.09	(1.70)	(1.61)	(0.11)		(1.49)		—	(1.60)
Year Ended June 30, 2007	15.70	0.09	2.28	2.37	(0.08)		(2.16)		—	(2.24)
HC Advisors Shares
Six Months Ended December 31, 2011	$14.03	$0.04	$(1.46)	$(1.42)	$(0.03)		$—		$—	$(0.03)
Period Ended June 30, 2011(d)	10.13	0.05	3.91	3.96	(0.06)		—		—	(0.06)
The Institutional Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$13.90	$0.03	$(1.51)	$(1.48)	$(0.03)		$—		$—	$(0.03)
Year Ended June 30, 2011	10.32	0.05	3.59	3.64	(0.06)		—		—	(0.06)
Year Ended June 30, 2010	8.88	0.05	1.43	1.48	(0.04)		—		—	(0.04)
Period Ended June 30, 2009(h)	12.93	0.05	(4.05)	(4.00)	(0.05)		—		(0.00)(i)	(0.05)
HC Advisors Shares
Six Months Ended December 31, 2011	$13.90	$0.03	$(1.51)	$(1.48)	$(0.03)		$—		$—	$(0.03)
Period Ended June 30, 2011(d)	10.05	0.05	3.86	3.91	(0.06)		—		—	(0.06)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Portfolio Turnover does not include TBA security transactions.
(f)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(g)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(h)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(i)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$11.59	(6.75)%	$557,312	0.30%	0.26%	0.26%	2.62%	39.09%
Year Ended June 30, 2011	12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
Year Ended June 30, 2009	8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
Year Ended June 30, 2008	13.22	(17.95)%	1,090,524	0.45%	0.43%	0.45%	2.08%	76.84%
Year Ended June 30, 2007	18.26	22.40%	1,160,005	0.44%	0.42%	0.44%	2.05%	69.13%
HC Advisors Shares
Six Months Ended December 31, 2011	$11.59	(6.68)%	$718	0.55%	0.26%	0.26%	2.61%	39.09%
Period Ended June 30, 2011(d)	12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%
The Institutional Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$11.85	(6.38)%	$890,421	0.32%	0.28%	0.28%	2.56%	51.40%(e)
Year Ended June 30, 2011	12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05%(e)
Year Ended June 30, 2010	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
Period Ended June 30, 2009(f)	9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%
HC Advisors Shares
Six Months Ended December 31, 2011	$11.85	(6.46)%	$1,317	0.57%	0.28%	0.28%	2.79%	51.40%(e)
Period Ended June 30, 2011(d)	12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05%(e)
The Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$13.39	(2.87)%	$691,569	0.32%	0.31%	0.31%	1.05%	37.16%
Year Ended June 30, 2011	13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
Year Ended June 30, 2009	9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
Year Ended June 30, 2008	12.09	(4.99)%	1,793,843	0.32%	0.31%	0.32%	0.94%	42.13%
Year Ended June 30, 2007	12.85	15.02%	1,652,976	0.32%	0.32%	0.32%	0.91%	39.88%
HC Advisors Shares
Six Months Ended December 31, 2011	$13.38	(2.80)%	$818	0.57%	0.31%	0.31%	1.05%	37.16%
Period Ended June 30, 2011(d)	13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%
The Institutional Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$13.48	(3.46)%	$1,022,353	0.34%	0.33%	0.33%	1.10%	36.81%(e)
Year Ended June 30, 2011	14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12%(e)
Year Ended June 30, 2010	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
Period Ended June 30, 2009(g)	9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%
HC Advisors Shares
Six Months Ended December 31, 2011	$13.47	(3.39)%	$1,510	0.59%	0.33%	0.33%	1.10%	36.81%(e)
Period Ended June 30, 2011(d)	14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12%(e)
The Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$12.60	(10.01)%	$122,009	0.66%	0.65%	0.65%	0.63%	30.87%
Year Ended June 30, 2011	14.04	35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
Year Ended June 30, 2009	8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
Year Ended June 30, 2008	12.62	(10.87)%	663,733	0.62%	0.61%	0.62%	0.63%	111.13%
Year Ended June 30, 2007	15.83	16.68%	694,029	0.64%	0.62%	0.64%	0.59%	116.02%
HC Advisors Shares
Six Months Ended December 31, 2011	$12.58	(10.08)%	$138	0.91%	0.65%	0.65%	0.63%	30.87%
Period Ended June 30, 2011(d)	14.03	39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%
The Institutional Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$12.39	(10.67)%	$177,282	0.82%	0.79%	0.79%	0.39%	43.39%
Year Ended June 30, 2011	13.90	35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
Period Ended June 30, 2009(h)	8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%
HC Advisors Shares
Six Months Ended December 31, 2011	$12.39	(10.67)%	$219	1.07%	0.79%	0.79%	0.39%	43.39%
Period Ended June 30, 2011(d)	13.90	38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of capital		Total Distributions to Shareholders
The Real Estate Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$17.60	$0.09		$(0.71)	$(0.62)	$(0.20)	$(7.00)	$—		$(7.20)
Year Ended June 30, 2011	13.53	0.20		4.71	4.91	(0.33)	(0.51)	—		(0.84)
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—		(0.29)
Period Ended June 30, 2009(d)	10.00	0.02		0.07	0.09	(0.01)	—	—		(0.01)
HC Advisors Shares
Six Months Ended December 31, 2011	$17.60	$0.08		$(0.70)	$(0.62)	$(0.20)	$(7.00)	$—		$(7.20)
Period Ended June 30, 2011(e)	13.08	0.19		5.17	5.36	(0.33)	(0.51)	—		(0.84)
The Commodity Returns Strategy Portfolio HC Strategic Shares
Six Months Ended December 31, 2011(f)	$12.62	$0.03		$(1.97)	$(1.94)	$(0.01)	$(0.16)	$—		$(0.17)
Year Ended June 30, 2011(f)	9.57	0.04		3.19	3.23	(0.04)	(0.14)	—		(0.18)
Period Ended June 30, 2010(g)	10.00	—	(j)	(0.43)	(0.43)	—	—	—		—
HC Advisors Shares
Six Months Ended December 31, 2011(f)	$12.62	$0.03		$(1.98)	$(1.95)	$(0.01)	$(0.16)	$—		$(0.17)
Period Ended June 30, 2011(e) (f)	9.71	0.05		3.04	3.09	(0.04)	(0.14)	—		(0.18)
The International Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.98	$0.05		$(1.80)	$(1.75)	$(0.02)	$—	$—		$(0.02)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.27)	—	—		(0.27)
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—		(0.16)
Year Ended June 30, 2009	12.41	0.17		(4.17)	(4.00)	(0.13)	(0.35)	(0.01)		(0.49)
Year Ended June 30, 2008	15.35	0.26		(1.36)	(1.10)	(0.28)	(1.56)	—		(1.84)
Year Ended June 30, 2007	13.02	0.30		2.97	3.27	(0.34)	(0.60)	—		(0.94)
HC Advisors Shares
Six Months Ended December 31, 2011	$10.99	$0.05		$(1.80)	$(1.75)	$(0.02)	$—	$—		$(0.02)
Period Ended June 30, 2011(e)	8.74	0.23		2.29	2.52	(0.27)	—	—		(0.27)
The Institutional International Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.97	$0.05		$(1.79)	$(1.74)	$—	$(0.31)	$—		$(0.31)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.28)	—	—		(0.28)
Period Ended June 30, 2010(h)	9.64	0.14		(1.14)	(1.00)	(0.13)	—	—		(0.13)
HC Advisors Shares
Six Months Ended December 31, 2011	$10.96	$0.05		$(1.78)	$(1.73)	$—	$(0.31)	$—		$(0.31)
Period Ended June 30, 2011(e)	8.73	0.24		2.27	2.51	(0.28)	—	—		(0.28)
The Emerging Markets Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$22.42	$0.04		$(4.60)	$(4.56)	$(0.17)	$(0.44)	$—		$(0.61)
Year Ended June 30, 2011	17.81	0.25		4.72	4.97	(0.15)	(0.21)	—		(0.36)
Period Ended June 30, 2010(i)	18.84	0.12		(1.15)	(1.03)	—(j)	—	—	(j)	—
HC Advisors Shares
Six Months Ended December 31, 2011	$22.42	$0.05		$(4.61)	$(4.56)	$(0.17)	$(0.44)	$—		$(0.61)
Period Ended June 30, 2011(e)	18.17	0.25		4.36	4.61	(0.15)	(0.21)	—		(0.36)
The Core Fixed Income Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.14	$0.13		$0.40	$0.53	$(0.12)	$(0.39)	$—		$(0.51)
Year Ended June 30, 2011	10.25	0.19		0.15	0.34	(0.25)	(0.20)	—		(0.45)
Year Ended June 30, 2010	9.57	0.32		0.70	1.02	(0.34)	—	—		(0.34)
Year Ended June 30, 2009	9.78	0.46		(0.17)	0.29	(0.50)	—	—		(0.50)
Year Ended June 30, 2008	9.69	0.51		0.09	0.60	(0.51)	—	—		(0.51)
Year Ended June 30, 2007	9.67	0.48		0.02	0.50	(0.48)	—	—		(0.48)
HC Advisors Shares
Six Months Ended December 31, 2011	$10.13	$0.13		$0.41	$0.54	$(0.12)	$(0.39)	$—		$(0.51)
Period Ended June 30, 2011(e)	10.27	0.24		0.07	0.31	(0.25)	(0.20)	—		(0.45)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Statement has been consolidated. Please see Note 2K in notes to financial statements for basis of consolidation.
(g)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(h)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(i)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.
(j)	Amount rounds to less than $0.005 per share.
(k)	Portfolio Turnover does not include TBA security transactions.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Real Estate Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$9.78	(1.59)%	$134,981	0.81%	0.81%	0.81%	1.08%	38.38%
Year Ended June 30, 2011	17.60	37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	13.53	37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
Period Ended June 30, 2009(d)	10.08	0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%
HC Advisors Shares
Six Months Ended December 31, 2011	$9.78	(1.59)%	$121	1.06%	0.81%	0.81%	1.06%	38.38%
Period Ended June 30, 2011(e)	17.60	41.98%	246	1.05%	0.80%	0.80%	2.08%	79.82%
The Commodity Returns Strategy Portfolio HC Strategic Shares
Six Months Ended December 31, 2011(f)	$10.51	(15.34)%	$475,468	0.78%	0.78%	0.78%	0.53%	69.63%
Year Ended June 30, 2011(f)	12.62	33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010(g)	9.57	(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%
HC Advisors Shares
Six Months Ended December 31, 2011(f)	$10.50	(15.43)%	$554	1.03%	0.78%	0.78%	0.52%	69.63%
Period Ended June 30, 2011(e) (f)	12.62	31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%
The International Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$9.21	(15.90)%	$1,054,051	0.58%	0.58%	0.58%	1.06%	22.98%
Year Ended June 30, 2011	10.98	32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	8.51	9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
Year Ended June 30, 2009	7.92	(31.95)%	1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
Year Ended June 30, 2008	12.41	(8.11)%	1,811,359	0.81%	0.81%	0.81%	1.80%	57.27%
Year Ended June 30, 2007	15.35	25.81%	1,934,888	0.34%	0.33%	0.34%	2.19%	53.77%
HC Advisors Shares
Six Months Ended December 31, 2011	$9.22	(15.88)%	$1,239	0.83%	0.58%	0.58%	1.06%	22.98%
Period Ended June 30, 2011(e)	10.99	28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%
The Institutional International Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$8.92	(15.77)%	$1,692,108	0.59%	0.58%	0.58%	1.01%	26.20%
Year Ended June 30, 2011	10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010(h)	8.51	(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%
HC Advisors Shares
Six Months Ended December 31, 2011	$8.92	(15.69)%	$2,271	0.84%	0.58%	0.58%	1.02%	26.20%
Period Ended June 30, 2011(e)	10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%
The Emerging Markets Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$17.25	(20.30)%	$543,678	0.97%	0.97%	0.97%	1.20%	21.28%
Year Ended June 30, 2011	22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010(i)	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%
HC Advisors Shares
Six Months Ended December 31, 2011	$17.25	(20.30)%	$814	1.22%	0.97%	0.97%	0.73%	21.28%
Period Ended June 30, 2011(e)	22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%
The Core Fixed Income Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.16	5.20%	$104,389	0.30%	0.30%	0.30%	2.45%	37.43%(k)
Year Ended June 30, 2011	10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04%(k)
Year Ended June 30, 2010	10.25	10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41%(k)
Year Ended June 30, 2009	9.57	3.19%	299,234	0.38%	0.38%	0.38%	4.88%	221.65%(k)
Year Ended June 30, 2008	9.78	6.20%	310,476	0.34%	0.34%	0.34%	5.09%	201.23%(k)
Year Ended June 30, 2007	9.69	5.22%	267,050	0.35%	0.35%	0.35%	4.87%	159.95%(k)
HC Advisors Shares
Six Months Ended December 31, 2011	$10.16	5.31%	$2,215	0.55%	0.30%	0.30%	2.45%	37.43%(k)
Period Ended June 30, 2011(e)	10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04%(k)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Fixed Income Opportunity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$7.39	$0.27	$(0.40)	$(0.13)	$(0.31)	$—	$(0.31)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	(0.57)
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	(0.56)
Year Ended June 30, 2009	6.92	0.49	(0.73)	(0.24)	(0.49)	—	(0.49)
Year Ended June 30, 2008	7.58	0.52	(0.57)	(0.05)	(0.61)	—	(0.61)
Year Ended June 30, 2007	7.29	0.57	0.20	0.77	(0.48)	—	(0.48)
HC Advisors Shares
Six Months Ended December 31, 2011	$7.39	$0.27	$(0.40)	$(0.13)	$(0.31)	$—	$(0.31)
Period Ended June 30, 2011(d)	6.74	0.53	0.69	1.22	(0.57)	—	(0.57)
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.01	$0.08	$0.58	$0.66	$(0.08)	$(0.19)	$(0.27)
Period Ended June 30, 2011(e)	10.00	0.07	0.01	0.08	(0.07)	—	(0.07)
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$9.96	$0.18	$0.47	$0.65	$(0.18)	$(0.09)	$(0.27)
Period Ended June 30, 2011(e)	10.00	0.18	(0.04)	0.14	(0.18)	—	(0.18)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.13	$0.14	$0.15	$0.29	$(0.19)	$(0.04)	$(0.23)
Period Ended June 30, 2011(e)	10.00	0.10	0.13	0.23	(0.10)	—	(0.10)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.24	$0.10	$0.03	$0.13	$(0.11)	$(0.02)	$(0.13)
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	(0.29)
Year Ended June 30, 2009	10.04	0.31	0.20	0.51	(0.31)	(0.01)	(0.32)
Year Ended June 30, 2008	9.93	0.33	0.12	0.45	(0.34)	—	(0.34)
Year Ended June 30, 2007	9.93	0.34	— (g)	0.34	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$9.64	$0.17	$0.36	$0.53	$(0.18)	$—	$(0.18)
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	(0.34)
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	(0.36)
Year Ended June 30, 2009	9.58	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)
Year Ended June 30, 2008	9.77	0.41	(0.19)	0.22	(0.41)	—	(0.41)
Year Ended June 30, 2007	9.77	0.43	— (g)	0.43	(0.43)	—	(0.43)
HC Advisors Shares
Six Months Ended December 31, 2011	$9.64	$0.17	$0.36	$0.53	$(0.18)	$—	$(0.18)
Period Ended June 30, 2011(d)	9.61	0.32	0.05	0.37	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.10	$0.11	$0.43	$0.54	$(0.12)	$(0.01)	$(0.13)
Period Ended June 30, 202011(h)	10.00	0.17	0.10	0.27	(0.17)	—	(0.17)
HC Advisors Shares
Six Months Ended December 31, 2011	$10.10	$0.11	$0.43	$0.54	$(0.12)	$(0.01)	$(0.13)
Period Ended June 30, 202011(i)	10.11	0.14	(0.01)	0.13	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Portfolio Turnover does not include TBA security transactions.
(g)	Amount rounds to less than $0.005 per share.
(h)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
(i)	For the period October 6, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Fixed Income Opportunity Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$6.95	(1.72)%	$529,099	0.54%	0.54%	0.54%	7.66%	33.66%
Year Ended June 30, 2011	7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
Year Ended June 30, 2009	6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
Year Ended June 30, 2008	6.92	(0.64)%	157,623	0.57%	0.57%	0.57%	7.23%	113.40%
Year Ended June 30, 2007	7.58	10.40%	145,576	0.61%	0.61%	0.61%	7.46%	139.66%
HC Advisors Shares
Six Months Ended December 31, 2011	$6.95	(1.72)%	$793	0.79%	0.54%	0.54%	7.68%	33.66%
Period Ended June 30, 2011(d)	7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.40	6.58%	$259,195	0.25%	0.25%	0.25%	1.45%	46.96%
Period Ended June 30, 2011(e)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.34	6.58%	$213,432	0.35%	0.35%	0.35%	3.38%	34.51%
Period Ended June 30, 2011(e)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.19	2.90%	$244,723	0.30%	0.30%	0.30%	2.75%	11.22%(f)
Period Ended June 30, 2011(e)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64%(f)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.24	1.27%	$31,077	0.26%	0.26%	0.26%	1.97%	14.55%
Year Ended June 30, 2011	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
Year Ended June 30, 2009	10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
Year Ended June 30, 2008	10.04	4.53%	32,801	0.31%	0.31%	0.31%	3.26%	37.07%
Year Ended June 30, 2007	9.93	3.44%	29,710	0.30%	0.30%	0.30%	3.35%	33.45%
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$9.99	5.55%	$466,490	0.31%	0.31%	0.31%	3.31%	9.06%
Year Ended June 30, 2011	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
Year Ended June 30, 2009	9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
Year Ended June 30, 2008	9.58	2.29%	583,889	0.33%	0.33%	0.33%	4.26%	17.20%
Year Ended June 30, 2007	9.77	4.38%	575,373	0.34%	0.34%	0.34%	4.32%	14.63%
HC Advisors Shares
Six Months Ended December 31, 2011	$9.99	5.55%	$912	0.56%	0.31%	0.31%	3.32%	9.06%
Period Ended June 30, 2011(d)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Six Months Ended December 31, 2011	$10.51	5.37%	$72,382	0.25%	0.25%	0.25%	2.18%	6.06%
Period Ended June 30, 202011(h)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%
HC Advisors Shares
Six Months Ended December 31, 2011	$10.51	5.37%	$248	0.50%	0.25%	0.25%	2.18%	6.06%
Period Ended June 30, 202011(i)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Notes to Financial Statements — December 31, 2011 (Unaudited)

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2011, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (formerly known as The Commodity Related Securities Portfolio) (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

On July 29, 2011, The Commodity Related Securities Portfolio changed its name to The Commodity Returns Strategy Portfolio (“Commodity Portfolio”). As of September 25, 2011, the Commodity Portfolio is no longer required to invest at least 80% of its assets in a portfolio of commodity-related investments.

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2011, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation, and are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price and typically categorized as Level 2 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities):   Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for “Fixed Income Securities”, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):  Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2011 (amounts in thousands):

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$548,517	$—	$—	$548,517
U.S. Treasury Obligations	—	284	—	284
Time Deposit	—	6,327	—	6,327
Mutual Fund	2,205	—	—	2,205
Total Investments	$550,722	$6,611	$—	$557,333
Other Financial Instruments[2]
Futures	$49	$—	$—	$49
Institutional Value Portfolio
Common Stocks[1]	$782,260	$—	$—	$782,260
Corporate Bond[1]	—	7,421	—	7,421
Asset Backed Securities	—	2,680	—	2,680
Collateralized Mortgage Obligations	—	19,954	—	19,954
Certificates of Deposit	—	465	—	465
Global Bonds[3]	—	8,699	—	8,699
Municipal Bonds[4]	—	1,555	—	1,555
U.S. Government Agency Mortgages	—	6,406	—	6,406
U.S. Treasury Obligations	—	37,263	—	37,263
Yankee Dollars[1]	—	7,631	—	7,631
Time Deposit	—	10,416	—	10,416
Mutual Funds	8,450	—	—	8,450

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Institutional Value Portfolio (continued)
Put Option Purchased	2	—	—	2
Total Investments	$790,712	$102,490	$—	$893,202
TBA Sale Commitments	$—	$(6,384)	$—	$(6,384)
Other Financial Instruments[2]
Futures	$2,485	$—	$—	$2,485
Currency Contracts	—	(86)	—	(86)
Written Options	—	(4)	—	(4)
Swaps	—	(1,480)	—	(1,480)
Growth Portfolio
Common Stocks[1]	$684,638	$—	$—	$684,638
U.S. Treasury Obligation	—	65	—	65
Time Deposit	—	6,874	—	6,874
Mutual Fund	177	—	—	177
Total Investments	$684,815	$6,939	$—	$691,754
Other Financial Instruments[2]
Futures	$(5)	$—	$—	$(5)
Institutional Growth Portfolio
Common Stocks[1]	$826,599	$—	$—	$826,599
Corporate Bond[1]	—	10,835	—	10,835
Asset Backed Securities	—	4,890	—	4,890
Collateralized Mortgage Obligations	—	32,234	—	32,234
Certificate of Deposit	—	651	—	651
Global Bonds[3]	—	15,232	—	15,232
Municipal Bonds[4]	—	1,968	—	1,968
U.S. Government Agency Mortgages	—	7,665	—	7,665
U.S. Treasury Obligations	—	99,936	—	99,936
Yankee Dollars[1]	—	8,891	—	8,891
Time Deposit	—	7,136	—	7,136
Mutual Funds	7,213	—	—	7,213
Put Option Purchased	3	—	—	3
Total Investments	$833,815	$189,438	$—	$1,023,253
TBA Sale Commitments	$—	$(6,384)	$—	$(6,384)
Other Financial Instruments[2]
Futures	$3,087	$—	$—	$3,087
Currency Contracts	—	(174)	—	(174)
Written Options	—	(5)	—	(5)
Swaps	—	(1,137)	—	(1,137)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Cap Portfolio
Common Stocks[1]	$120,006	$—	$—	$120,006
Preferred Stocks[1]	30	—	—	30
Rights[5]	—	—	—	—
Warrant[5]	—	—	—	—
U.S. Treasury Obligations	—	54	—	54
Time Deposit	—	1,525	—	1,525
Mutual Fund	566	—	—	566
Total Investments	$120,602	$1,579	$—	$122,181
Other Financial Instruments[2]
Futures	$12	$—	$—	$12
Institutional Small Cap Portfolio
Common Stocks[1]	$173,868	$—	$—	$173,868
Preferred Stocks[1]	25	—	—	25
Rights[5]	—	—	—	—
Time Deposit	—	981	—	981
Mutual Funds	827	—	—	827
Total Investments	$174,720	$981	$—	$175,701
Real Estate Portfolio
Common Stocks[1]	$131,507	$—	$—	$131,507
Time Deposit	—	4,657	—	4,657
Total Investments	$131,507	$4,657	$—	$136,164
Commodity Portfolio
Common Stocks[1,5,6,7]	$286,539	$3,803	$127	$290,469
Preferred Stocks[1,5,6]	6,280	67	—	6,347
Corporate Bond[1]	—	6,988	—	6,988
Asset Backed Securities	—	5,082	—	5,082
Collateralized Mortgage Obligations	—	8,659	—	8,659
Certificate of Deposit	—	899	—	899
U.S. Government Agency Securities	—	3,078	—	3,078
U.S. Treasury Obligations	—	23,050	—	23,050
Yankee Dollars[3]	—	4,255	—	4,255
Time Deposit	—	5,830	—	5,830
Mutual Fund	419	—	—	419
Call Options Purchased	75	—	—	75
Put Options Purchased	5	100	—	105
Repurchase Agreements	—	110,200	—	110,200
Total Investments	$293,318	$172,011	$127	$465,456
Other Financial Instruments[2]
Futures	$(2,144)	$—	$—	$(2,144)
Currency Contracts	—	5	—	5

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Written Options	—	(235)	—	(235)
Swaps	—	389	—	389
International Portfolio
Common Stocks[1,5,6]	$1,033,114	$742	$—	$1,033,856
Time Deposit	—	23,964	—	23,964
Total Investments	$1,033,114	$24,706	$—	$1,057,820
Other Financial Instruments[2]
Currency Contracts	$—	$84	$—	$84
Institutional International Portfolio
Common Stocks[1,5,6]	$1,630,123	$1,249	$—	$1,631,372
Time Deposit	—	65,580	—	65,580
Mutual Fund	384	—	—	384
Total Investments	$1,630,507	$66,829	$—	$1,697,336
Other Financial Instruments[2]
Currency Contracts	$—	$109	$—	$109
Emerging Markets Portfolio
Common Stocks[1,5,6]	$476,004	$14,447	$—	$490,451
Preferred Stocks[1,5,6]	14,072	729	—	14,801
Time Deposit	—	14,826	—	14,826
Mutual Funds	14,919	—	—	14,919
Total Investments	$504,995	$30,002	$—	$534,997
Other Financial Instruments[2]
Futures	$62	$—	$—	$62
Currency Contracts	—	(16)	—	(16)
Core Fixed Income Portfolio
Asset Backed Security	$—	$283	$—	$283
Collateralized Mortgage Obligations	—	2,335	—	2,335
U.S. Government Agency Mortgages	—	40,582	—	40,582
U.S. Government Agency Securities	—	4,081	—	4,081
Corporate Bond[1]	—	27,934	—	27,934
U.S. Treasury Obligations	—	33,126	—	33,126
Yankee Dollars[1]	—	6,631	—	6,631
Mutual Funds	3,226	—	—	3,226
Total Investments	$3,226	$114,972	$—	$118,198
TBA Sale Commitments	$—	$(2,694)	$—	$(2,694)
Fixed Opportunity Portfolio
Corporate Bond[1]	$—	$414,479	$—	$414,479
Yankee Dollars[1]	—	58,049	—	58,049

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Fixed Opportunity Portfolio (continued)
Common/Preferred Stocks and Rights[1]	6,465	—	—	6,465
Time Deposits	—	41,740	—	41,740
Total Investments	$6,465	$514,268	$—	$520,733
U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$—	$221,889	$—	$221,889
U.S. Government Agency Securities	—	35,220	—	35,220
Corporate Bond[1]	—	292	—	292
Time Deposit	—	743	—	743
Total Investments	$—	$258,144	$—	$258,144
U.S. Corporate Fixed Income Portfolio
Corporate Bond[1]	$—	$165,053	$—	$165,053
Yankee Dollars[1]	—	41,695	—	41,695
Mutual Fund	4,621	—	—	4,621
Total Investments	$4,621	$206,748	$—	$211,369
U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$—	$256,098	$—	$256,098
U.S. Treasury Obligations	—	18,814	—	18,814
Asset Backed Security	—	2,175	—	2,175
Collateralized Mortgage Obligations	—	18,845	—	18,845
Mutual Fund	6,142	—	—	6,142
Total Investments	$6,142	$295,932	$—	$302,074
TBA Sale Commitments	$—	$(31,882)	$—	$(31,882)
Other Financial Instruments[2]
Futures	$(17)	$—	$—	$(17)
Short-Term Municipal Portfolio
Municipal Bonds[4]	$—	$30,457	$—	$30,457
Mutual Fund	113	—	—	113
Total Investments	$113	$30,457	$—	$30,570
Intermediate Municipal Portfolio
Municipal Bonds[4]	$—	$460,740	$—	$460,740
Time Deposit	—	1,796	—	1,796
Total Investments	$—	$462,536	$—	$462,536

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Intermediate Municipal II Portfolio
Municipal Bonds[4]	$—	$70,434	$—	$70,434
Corporate Bond[1]	—	—	—	—
Mutual Fund	1,297	—	—	1,297
Total Investments	$1,297	$70,434	$—	$71,731

[1]	Please see the Portfolio of Investments for industry classification.
[2]	Other Financial Instruments are derivative instruments, including futures, currency contracts, written options and swap agreements. Swap agreements are valued at the unrealized appreciation/(depreciation) on the instrument and written options are valued at fair value.
[3]	Please see the Portfolio of Investments for country classification.
[4]	Please see the Portfolio of Investments for state classification.
[5]	Please see the Portfolio of Investments for securities noted as Level 1.
[6]	Please see the Portfolio of Investments for securities noted as Level 2.
[7]	Please see the Portfolio of Investments for securities noted as Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (amounts in thousands).

Commodity Portfolio
Investments in Common Stocks (000’s)
Balance as of June 30, 2011	$—
Gross Purchases	—
Gross (Sales)	—
Net Realized Gain/(Loss)	—
Change in Unrealized Appreciation / (Depreciation)	—
Transfers Into/(Out of) Level 3*	127
Balance as of December 31, 2011	$127

*	Sino-Forest Corp. was valued at its current market value and in accordance with the Trust’s pricing procedures during the period ended August 25, 2011 and was classified in the fair value hierarchy within Level 1. On August 26, 2011 through December 31, 2011, trading in the security was halted on the Toronto Stock Exchange. During the trading halt, the security was valued at its fair value as determined in accordance with the Trust’s pricing procedures. Pursuant to the Valuation Procedures, fair value is the price that would reasonably be expected to be received for the position upon current sale. See Note 2. Factors considered in making this determination included significant unobservable inputs, including information obtained from the relevant Specialist Manager (including information received from market participants such as market makers, news reports and the issuer) and information supplied by pricing vendors. Accordingly, at December 31, 2011, the security was classified in the fair value hierarchy within Level 3.

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2011, based on valuation at June 30, 2011, was $2,105.

The Trust’s policy is to disclose significant transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 or 2 as of December 31, 2011.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements and related disclosures has not been determined.

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Allocations.  Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, such as distribution fees, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

E.  Dividends and Capital Gain Distributions to Shareholders.  The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Fixed Opportunity Portfolio, and Commodity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

F.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

G.  TBA Purchase Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

H.  Commission Recapture.  Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended December 31, 2011, the following commissions were recaptured (amounts in thousands):

Portfolio
Value Portfolio	$20
Institutional Value Portfolio	38
Growth Portfolio	25
Institutional Growth Portfolio	43
Small Cap Portfolio	7
Institutional Small Cap Portfolio	19
Real Estate Portfolio	1
Commodity Portfolio	3
International Portfolio	16
Institutional International Portfolio	26
Emerging Markets Portfolio	1

I.  Foreign Exchange Transactions.  The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

J.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2011 (amounts in thousands).

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Futures Contracts
Equity Exposure:	Value Portfolio Institutional Value Portfolio Growth Portfolio Institutional Growth Portfolio Small Cap Portfolio Emerging Markets Portfolio	Net unrealized appreciation on futures contracts	$ 49 2,202 — 2,654 12 88	Net unrealized depreciation on futures contracts	$ — — 5 — — 26
Interest Rate Exposure:	Institutional Value Portfolio Institutional Growth Portfolio U.S. Mortgage/Asset Backed Fixed Income Portfolio		283 433 —		— — 17
Commodity Exposure:	Commodity Portfolio		1,319		3,463

Options Contracts
Equity Exposure:	Institutional Value Portfolio Institutional Growth Portfolio	Investments, at value	2 3	Written Options, at fair value	— —
Interest Rate Exposure:	Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio		— — —		4 5 7
Commodity Exposure:	Commodity Portfolio		—		228

Forward Currency Contracts
Currency Exchange Rate Exposure:	Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio International Portfolio Institutional International Portfolio Emerging Markets Portfolio	Unrealized appreciation on forward currency contracts	411 710 266 115 149 —	Unrealized depreciation on forward currency contracts	497 884 261 31 40 16
Swap Agreements Interest Rate Exposure:	Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio	Swaps premium paid, Unrealized appreciation on swap agreements	302 774 370	Unrealized depreciation on swap agreements	1,759 1,689 —
Commodity Exposure:	Commodity Portfolio		234		215

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For written options, the amounts represent the fair value of the investments. For purchased options, the amounts represent market value as reported in the Portfolios of Investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Portfolios of Investments. For swap agreements, the amounts represent the appreciation/depreciation of these swap agreements as reported in the Portfolios of Investments and Statements of Assets and Liabilities. The premium paid is reported on the Statements of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

The following is the summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2011 (amounts in thousands).

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Portfolio	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Exposure:	Net realized gains/(losses) from futures transactions, Change in unrealized appreciation/((depreciation)) on futures	Value Portfolio Institutional Value Portfolio Growth Portfolio Institutional Growth Portfolio Small Cap Portfolio Institutional Small Cap Portfolio Commodity Portfolio Emerging Markets Portfolio	$ 19 (1,834) 6 (2,706) (51) (63) — (2,430)	$ (16) (1,999) (51) (4,861) (23) (88) (4) (388)
Interest Rate Exposure:		Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio Core Fixed Income Portfolio U.S. Mortgage/Asset Backed Fixed Income Portfolio	886 890 103 (6) (83)	480 627 11 4 (21)
Commodity Exposure:		Commodity Portfolio	(5,279)	550
Options Contracts
Equity Exposure:	Net realized gains/(losses) from investment transactions, Net realized gains/(losses) from options transactions,	Institutional Value Portfolio Institutional Growth Porfolio	(14) (25)	— —
Interest Rate Exposure:	Change in unrealized appreciation/(depreciation) on investments, Change in unrealized appreciation/ (depreciation) on options	Institutional Value Portfolio Institutional Growth Porfolio Commodity Portfolio	(102) (185) 44	33 38 17
Commodity Exposure:		Commodity Portfolio	(17)	(46)
Forward Currency Contracts Currency
Exchange Rate Exposure:	Net realized gains/(losses) on foreign currency transactions, Change in unrealized appreciation/(depreciation) on foreign currency translations	Value Portfolio
Institutional Value Portfolio
Institutional Growth Portfolio
Real Estate Portfolio
Commodity Portfolio
International Portfolio
Institutional International
  Portfolio
Emerging Markets Portfolio
		Core Fixed Income Portfolio	(1) 174 532 (2) (288) 846 1,439 (2,031) —	(1) 42 17 — (60) 143 184 (382) 1

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Portfolio	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Swap Agreements
Interest Rate Exposure:	Net realized gains/(losses) on swap transactions, Change in unrealized appreciation/(depreciation) on swap transactions	Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio	(1,560) (3,004) (1,143)	(910) (372) 314
Commodity Exposure:		Commodity Portfolio	(9,678)	(532)
Total Return Exposure:		Commodity Portfolio	—	679

Forward Currency Contracts:  Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2011 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at December 31, 2011, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable from investments purchased.” The contract amount of the forwards outstanding as of December 31, 2011 and the month-end average contract amount for all forwards during the period ended December 31, 2011 are detailed in the table below:

Portfolio	Average Month-End Contract Amount (000)	Forwards Outstanding at December 31, 2011 (000)
Institutional Value Portfolio	$12,956	$25,707
Institutional Growth Portfolio	22,291	48,073
Commodity Portfolio	14,656	15,369
International Portfolio	8,949	11,339
Institutional International Portfolio	12,209	11,923
Emerging Markets Portfolio	4,798	8,972

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Financial Futures Contracts:  Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statements of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statements of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at December 31, 2011 and the month-end average notional amount for the period ended December 31, 2011 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000’s)	Futures Contracts Outstanding at December 31, 2011 (000’s)
Value Portfolio	$1,254	$3,145
Institutional Value Portfolio	78,940	109,189
Growth Portfolio	400	820
Institutional Growth Portfolio	129,008	205,640
Small Cap Portfolio	308	431
Institutional Small Cap Portfolio	600	—
Commodity Portfolio	48,323	96,788
Emerging Markets Portfolio	10,577	15,528
Core Fixed Income Portfolio	101	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,062	2,818

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Option contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from options transactions” on the Statements of Operations. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Value Portfolio, Institutional Growth Portfolio, and Commodity Portfolio had the following transactions in written call and put options during the period ended December 31, 2011:

Institutional Value Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2011	(1,174)	$(159)
Options purchased	(89)	(71)
Options expired	—	—
Options closed	243	170
Options outstanding at December 31, 2011	(1,020)	$(60)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2011	(1,598)	$(254)
Options purchased	(161)	(129)
Options expired	—	—
Options closed	439	305
Options outstanding at December 31, 2011	(1,320)	$(78)

Commodity Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2011	(9)	$(62)
Options purchased	(1,012)	(225)
Options expired	36	58
Options closed	30	18
Options outstanding at December 31, 2011	(955)	$(211)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:  Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions”.

A Portfolio may enter into total return swap agreements that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swap.

Variance Swap Agreements:  Certain Portfolios may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of a swap are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at December 31, 2011 is disclosed in the swap tables included in the Portfolios of Investments.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

The notional value of the swap agreements outstanding at December 31, 2011 and the month-end average notional amount for the period ended December 31, 2011 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000’s)	Swap Agreements Outstanding at December 31, 2011 (000’s)
Institutional Value Portfolio	$33,548	$46,609
Institutional Growth Portfolio	49,006	63,926
Commodity Portfolio	95,682	91,288

K.  Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio (the “Portfolio”) and act as investment vehicles for the Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivatives instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of the Funds, shares issued by the Funds give the Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds, and rights to the assets of the Funds in the event that they are liquidated. As of December 31, 2011, the Portfolio’s aggregate investment in the Funds was $49,817,542, representing 10.47% of the Portfolio’s net assets.

The Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.  The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the Portfolio managed.

For the period ended December 31, 2011, the Portfolios incurred the following investment advisory fee expenses, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s):

Value Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
SSgA Funds Management, Inc.*	$62	0.04%
Institutional Capital, LLC	131	0.35%
AllianceBernstein L.P.	279	0.38	%(a)
	$472	0.18%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Institutional Value Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
SSgA Funds Management, Inc.*	$82	0.04%
Institutional Capital, LLC	224	0.35%
AllianceBernstein L.P.	385	0.38	%(a)
Pacific Investment Management Company LLC	117	0.25%
	$808	0.19%

Growth Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Jennison Associates LLC	$263	0.25	%(b)
SSgA Funds Management, Inc.*	55	0.04%
Sustainable Growth Advisers	377	0.35%
	$695	0.20%

Institutional Growth Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Jennison Associates LLC	$348	0.25	%(b)
SSgA Funds Management, Inc.*	59	0.04%
Sustainable Growth Advisers	475	0.35%
Pacific Investment Management Company LLC	230	0.25%
	$1,112	0.22%

Small Capitalization Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Frontier Capital Management Company, LLC	$60	0.45%
IronBridge Capital Management LP	129	0.95%
SSgA Funds Management, Inc.*	14	0.04%
Pzena Investment Management, LLC	111	1.00%
	$314	0.51%

Institutional Small Capitalization Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Frontier Capital Management Company, LLC	$76	0.45%
IronBridge Capital Management LP	188	0.95%
SSgA Funds Management, Inc.*	9	0.04%
Pzena Investment Management, LLC	181	1.00%
Cupps Capital Management, LLC	138	0.85%
	$592	0.68%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Real Estate Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Wellington Management Company, LLP	$457	0.67	%(c)

Commodity Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Wellington Management Company, LLP	$978	0.85	%(d)
Wellington Management Company, LLP	326	0.75	%(e)
Pacific Investment Management Company LLC	212	0.49%
SSgA Funds Management, Inc.*	24	0.06	%(f)
	$1,540	0.64%

International Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Artisan Partners Limited Partnership	$762	0.47	%(g)
Capital Guardian Trust Company.	732	0.35	%(h)
Causeway Capital Management LLC	802	0.45%
	$2,296	0.42%

Institutional International Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Artisan Partners Limited Partnership	$1,229	0.47	%(g)
Capital Guardian Trust Company.	972	0.35	%(h)
Causeway Capital Management LLC	1,186	0.45%
Lazard Asset Management LLC	182	0.43	%(i)
	$3,569	0.42%

Emerging Markets Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
SSgA Funds Management, Inc.*	$1,394	0.73	%(j)
Boston Company Asset Management, LLC	521	0.83	%(k)
	$1,915	0.75%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

Core Fixed Income Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
BlackRock Financial Management, Inc.	$31	0.17	%(l)
Seix Investment Advisors LLC	39	0.22	%(m)
Mellon Capital Management Corporation	20	0.12%
	$90	0.17%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000’s)	Fee
Seix Investment Advisors LLC	$986	0.42	%(n)

U.S. Government Fixed Income Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Mellon Capital Management Corporation	$164	0.12%

U.S. Corporate Fixed Income Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Seix Investment Advisors LLC	$243	0.22	%(m)

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
BlackRock Financial Management, Inc.	$215	0.17	%(l)

Short-Term Municipal Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Breckinridge Capital Advisors, Inc.	$20	0.125%

Intermediate Municipal Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Standish Mellon Asset Management Company LLC	$481	0.20%

Intermediate Municipal II Portfolio

Specialist Manager	Amount Earned (000’s)	Fee
Breckinridge Capital Advisors, Inc.	$45	0.125%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

(a)	AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined hereafter). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio managed by AllianceBernstein; the average net assets of the Institutional Value Portfolio managed by AllianceBernstein; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein under the unified managed account program managed by the Trust’s primary adviser. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and June 30, 2011, AllianceBernstein has contractually agreed to waive the portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and will waive that portion of the fee to which it is entitled that exceeds 0.31% of the Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. The amounts waived are disclosed on the Statements of Operations. For the period ended December 31, 2011, the Value Portfolio and the Institutional Value Portfolio paid Alliance Bernstein $184,894 and $255,150, respectively.
(b)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million; and

— 0.20% on the balance

(c)	Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the average net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington under the unified managed account program managed by the Trust’s primary adviser.

(d)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.85% so long as at least $50 million in assets are present in the Global National Resources Strategy (GNRS) and 1.00% if less than $50 million in assets are present in the GNRS.
(e)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy.
(f)	SSgA FM began serving as a Specialist Manager to the Commodity Portfolio on September 26, 2011. SSgA FM receives a fee, which shall be payable monthly in arrears at the annual rate of 0.06% of the average daily net assets managed allocated to SSgA FM.
(g)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

— 0.80% on assets up to $50 million;

— 0.60% on assets from $50 million to $100 million; and

— 0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the average net assets of the International Portfolio managed by Artisan and the average net assets of the Institutional International Portfolio managed by Artisan.

(h)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based upon an account size of $50 million) is $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(i)	Lazard Asset Management LLC (“Lazard”) began serving as the Specialist Manager to the Institutional International Portfolio on September 27, 2011. Lazard receives a fee which shall be payable monthly in arrears of 0.45% of the average daily net assets of the first $100 million, 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of Institutional International allocated to Lazard.
(j)	SSgA FM receives a fee, based on the average daily net assets of the Portfolio’s assets, which shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million.
(k)	Boston Company Asset Management, LLC receives an annual fee of 0.90% of the average daily net assets of the first $50 million of the account; 0.85% of the average daily net assets on the next $50 million on the account; 0.70% of the average daily net assets on the next $100 million on account; and 0.60% of the average daily net assets on the account over $200 million.
(l)	BlackRock Financial Management, Inc. (“BlackRock”) receives a fee, which shall be calculated daily and payable monthly, at the annual rate of 0.175% of the first $200 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the average net assets managed by BlackRock in the Core Fixed Income Portfolio, the average net assets managed by BlackRock in the U.S. Mortgage/Asset Backed Fixed Income Portfolio and the average net assets of certain other accounts managed with the same strategy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

(m)	Seix Investment Advisors LLC (“Seix”), receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the average net assets managed by Seix in the Core Fixed Income Portfolio and the average net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.

(n)	Seix Investment Advisors LLC (“Seix”) receives a fee, based on the average daily net assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The Agreement also provides that, to the extent that other client account assets of the Trust’s primary adviser are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Trust has requested an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of 0.054% of the Trust’s Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Trust’s Portfolios’ average daily net assets in excess of $6 billion. As such, the Trust paid an aggregate amount of $1,723,652 to Citi for the period ended December 31, 2011.

The Trust has adopted a Distribution Plan for the Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, as amended, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., serves as the Trust’s principal underwriter. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $110,000 per year.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

4.  PURCHASE AND SALE TRANSACTIONS.  The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the period ended December 31, 2011, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$264,468	$206,294
Institutional Value Portfolio	431,490	446,508
Growth Portfolio	257,875	277,436
Institutional Growth Portfolio	337,049	425,023
Small Cap Portfolio	38,304	36,998
Institutional Small Cap Portfolio	84,850	74,843
Real Estate Portfolio	51,688	59,492
Commodity Portfolio	306,924	235,271
International Portfolio	307,683	247,729
Institutional International Portfolio	657,763	432,112
Emerging Markets Portfolio	237,633	104,067
Core Fixed Income Portfolio	12,474	13,701
Fixed Opportunity Portfolio	211,520	148,430
U.S. Government Fixed Income Portfolio	—	1,413
U.S. Corporate Fixed Income Portfolio	72,028	118,966
U.S. Mortgage/Asset Backed Fixed Income Portfolio	—	657
Short-Term Municipal Portfolio	4,483	5,180
Intermediate Municipal Portfolio	42,687	87,646
Intermediate Municipal II Portfolio	4,268	6,651

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended December 31, 2011, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Value Portfolio	$13,018	$25,516
Institutional Growth Portfolio	31,308	44,836
Commodity Portfolio	1,599	444
Core Fixed Income Portfolio	23,818	27,490
U.S. Government Fixed Income Portfolio	125,456	169,573
U.S. Mortgage/Asset Backed Fixed Income Portfolio	24,808	24,652

5.  FEDERAL INCOME TAXES.  It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.  Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	547,356	97,235	(28,052)	69,183
Institutional Value Portfolio	873,613	97,620	(40,827)	56,793
Growth Portfolio	557,193	176,698	(13,861)	162,837
Institutional Growth Portfolio	886,154	178,777	(17,856)	160,921
Small Cap Portfolio	114,159	20,595	(9,057)	11,538
Institutional Small Cap Portfolio	163,874	26,554	(9,881)	16,673
Real Estate Portfolio	110,035	28,189	(576)	27,613
International Portfolio	1,005,485	175,410	(77,639)	97,771
Institutional International Portfolio	1,768,252	141,037	(168,873)	(27,836)
Emerging Markets	569,696	36,392	(63,509)	(27,117)
Core Fixed Income Portfolio	114,724	3,783	(149)	3,634
Fixed Opportunity Portfolio	519,519	17,803	(16,393)	1,410
U.S. Government Fixed Income Portfolio	245,643	12,686	(3)	12,683
U.S. Corporate Fixed Income Portfolio	203,164	8,818	(609)	8,209
U.S. Mortgage/Asset Backed Portfolio	296,099	6,363	(384)	5,979
Short-Term Municipal Portfolio	29,738	832	—	832
Intermediate Municipal Portfolio	438,558	29,877	(6,037)	23,840
Intermediate Municipal II Portfolio	68,138	3,599	(6)	3,593

Amounts designated as “—” are $0 or have been rounded to $0.

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for acquisition premium and market discount.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

B.  Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2011 and 2010 were as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2011	Ordinary Income	Net Long Term Gains
Value Portfolio	$9,317	$—	$9,317	$—	$9,317
Institutional Value Portfolio	13,556	—	13,556	—	13,556
Growth Portfolio	5,622	—	5,622	—	5,622
Institutional Growth Portfolio	7,990	—	7,990	—	7,990
Small Cap Portfolio	610	—	610	—	610
Institutional Small Cap Portfolio	925	—	925	—	925
Real Estate Portfolio	9,792	4,089	13,881	—	13,881
International Portfolio	29,978	—	29,978	—	29,978
Institutional International Portfolio	44,309	—	44,309	—	44,309
Emerging Markets Portfolio	8,043	—	8,043	—	8,043
Core Fixed Income Portfolio	10,056	3,067	13,123	—	13,123
Fixed Opportunity Portfolio	34,593	—	34,593	—	34,593
U.S. Government Fixed Income Portfolio	1,663	—	1,663	—	1,663
U.S. Corporate Fixed Income Portfolio	3,240	—	3,240	—	3,240
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,025	—	2,025	—	2,025
Short-Term Municipal Portfolio	—	42	42	780	822
Intermediate Municipal Portfolio	240	—	240	18,106	18,346
Intermediate Municipal II Portfolio	—	—	—	953	953

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2010	Ordinary Income	Net Long Term Gains
Value Portfolio	$9,150	$—	$9,150	$—	$9,150
Institutional Value Portfolio	9,051	—	9,051	—	9,051
Growth Portfolio	6,664	—	6,664	—	6,664
Institutional Growth Portfolio	5,926	—	5,926	—	5,926
Small Cap Portfolio	846	—	846	—	846
Institutional Small Cap Portfolio	716	—	716	—	716
Real Estate Portfolio	3,733	25	3,758	—	3,758
International Portfolio	20,524	—	20,524	—	20,524
Institutional International Portfolio	20,952	—	20,952	—	20,952
Emerging Markets Portfolio	61	—	61	—	61
Fixed Income Portfolio	18,165	—	18,165	—	18,165
Core Fixed Income Portfolio	12,536	—	12,536	—	12,536
Fixed Opportunity Portfolio	31,005	—	31,005	—	31,005
Short-Term Municipal Portfolio	14	88	102	855	957
Intermediate Municipal Portfolio	846	—	846	20,113	20,959

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios use equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

C.  Components of Accumulated Earnings

As of June 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$707	$—	$707	$—	$(235,624)	$48,834	$(186,083)
Institutional Value Portfolio	841	13,417	14,258	—	—	72,281	86,539
Growth Portfolio	476	—	476	—	(225,962)	199,255	(26,231)
Institutional Growth Portfolio	404	—	404	—	(13,338)	196,715	183,781
Small Cap Portfolio	123	—	123	—	(72,147)	22,263	(49,761)
Institutional Small Cap Portfolio	144	—	144	—	(18,017)	29,325	11,452
Real Estate Portfolio	8,411	40,767	49,178	—	(11)	37,037	86,204
International Portfolio	248	—	248	—	(131,154)	244,224	113,318
Institutional International Portfolio	571	55,971	56,542	—	(1,161)	186,401	241,782
Emerging Markets Portfolio	8,745	8,915	17,660	—	—	59,816	77,476
Core Fixed Income Portfolio	84	3,170	3,254	(254)	—	503	3,503
Fixed Opportunity Portfolio	2,232	—	2,232	—	(14,295)	24,219	12,156
U.S. Government Fixed Income Portfolio	481	—	481	(390)	(543)	1,669	1,217
U.S. Corporate Fixed Income Portfolio	902	—	902	(736)	(1,603)	1,105	(332)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,426	—	1,426	(717)	(59)	2,889	3,539
Short-Term Municipal Portfolio	75	47	122	(64)	—	751	809
Intermediate Municipal Portfolio	1,980	—	1,980	(1,471)	(31,678)	9,264	(21,905)
Intermediate Municipal II Portfolio	183	—	183	(122)	(2)	617	676

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

D.  Capital Loss Carryforwards

As of June 30, 2011, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

Portfolio	Amount (in thousands)	Expires
Value Portfolio	48,035	2017
Value Portfolio	187,589	2018
Growth Portfolio	110,278	2017
Growth Portfolio	115,684	2018
Institutional Growth Portfolio	13,338	2018
Small Cap Portfolio	29,589	2017
Small Cap Portfolio	42,558	2018
Institutional Small Cap Portfolio	18,017	2018
International Portfolio	130,403	2018
Fixed Opportunity Portfolio	1,390	2016
Fixed Opportunity Portfolio	12,905	2017
Intermediate Municipal Portfolio	432	2013
Intermediate Municipal Portfolio	423	2014
Intermediate Municipal Portfolio	645	2015
Intermediate Municipal Portfolio	256	2016
Intermediate Municipal Portfolio	1,901	2017
Intermediate Municipal Portfolio	18,308	2018
Intermediate Municipal Portfolio	9,713	2019

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2011, the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Income Opportunity Portfolio and Intermediate Municipal Portfolio utilized $32,353, $82,224, $53,607, $77,621, $13,402, $15,997, $95,153, $15,023, $450, $500, and $26,640 respectively, of net capital loss carryforwards.

E.  Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2011 was $474,393, resulting in accumulated net unrealized depreciation of $8,937 consisting of $13,067 in gross unrealized appreciation and $22,004 in gross unrealized depreciation.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2011 (Unaudited)

The tax characteristics of distributions paid during the tax years ended December 31, 2011 and December 31, 2010 were as follows (amounts in thousands):

Year Ended December 31, 2011	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$8,099	$—	$8,099	$—	$8,099

Year Ended December 31, 2010
Commodity Portfolio	$2,875	$—	$2,875	$—	$2,875

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios use equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.
Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$2,342	$—	$2,342	$—	$(24,655)	$(9,061)	$(31,374)

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2011, the Commodity Portfolio had capital loss carry forwards to offset future capital gains, if any, as summarized in the table below (amounts in thousands):

Capital loss carry forward originating in current tax year

Short-Term Capital Loss	Long-Term Capital Loss	Total
$23,453	$—	$23,453

Amounts designated as “—” are $0 or have been rounded to $0.

The Regulated Investment Company Modernization Act of 2010, (the “Modernization Act”), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies (“RICs”) that will generally be effective for the tax year ended December 31, 2011. The Modernization Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryforwards from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Modernization Act further provides that losses arising in taxable years after December 22, 2010 shall be utilized prior to loss carryforwards arising in taxable years beginning prior to December 22, 2010. As a result, pre-enactment loss carryforwards may be more likely to expire unused.

HC CAPITAL TRUST
Notes to Financial Statements (concluded) — December 31, 2011 (Unaudited)

F.  Post October Losses

Under current tax law, net capital losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year. The Real Estate Portfolio, International Portfolio, Institutional International Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and the Intermediate Municipal II Portfolio had deferred post October capital and currency losses of $11, $751, $1,161, $543, $59, $1,603, and $2, respectively.

6.  RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk like all mutual funds. Mutual fund shareholders run the risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses relating to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from a lack of diversification. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.  SUBSEQUENT EVENTS.  Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2011.

HC CAPITAL TRUST
Additional Information — December 31, 2011 (Unaudited)

1.  SECURITY PROXY VOTING.  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the twelve months ended June 30, 2011, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.  SHAREHOLDER VOTES.  During the six months ended December 31, 2011, the following actions were taken by the shareholders of certain of the Portfolios.

SPECIAL MEETING OF THE SHAREHOLDERS

A special meeting of shareholders of each of The Institutional International Equity Portfolio, The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio was held on September 23, 2011. At the September 23, 2011 meeting, shareholders of The Institutional International Equity Portfolio approved a new portfolio management agreement between the Trust and Lazard Asset Management, LLC (“Lazard”). Additionally, shareholders of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio approved new portfolio management agreements between the Trust and SSgA Funds Management, Inc. (“SSgA FM”). The results of the September 23, 2011 meeting are presented below:

1. Approval of Lazard Asset Management, LLC as a Specialist Manager for The Institutional International Equity Portfolio and related contract;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional International Equity Portfolio	171,009,814.455	124,292,952.889	72.681%	124,292,952.889	72.681%

2. Approval of SSgA Funds Management, Inc. as a Specialist Manager for The Real Estate Securities Portfolio and related contract;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Real Estate Securities Portfolio	8,520,308.997	7,835,465.035	91.962%	6,223,144.035	73.039%

3. Approval of SSgA Funds Management, Inc. as a Specialist Manager for The Commodity Returns Strategy Portfolio and related contract;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Commodity Returns Strategy Portfolio	41,239,044.998	36,893,274.857	89.462%	32,469,316.857	78.734%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

3.  EXPENSE EXAMPLE.  As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 through December 31, 2011.

Actual Expenses:  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value, July 1, 2011	Ending Account Value, December 31, 2011	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$932.50	$1.27	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
	HC Advisors Shares	Actual	$1,000.00	$933.20	$1.27	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$936.20	$1.37	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$935.40	$1.37	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$971.30	$1.54	0.31%
		Hypothetical[1]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$972.00	$1.54	0.31%
		Hypothetical[1]	$1,000.00	$1,023.64	$1.58	0.31%
Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$966.10	$1.64	0.33%
		Hypothetical[1]	$1,000.00	$1,023.54	$1.68	0.33%
	HC Advisors Shares	Actual	$1,000.00	$965.40	$1.63	0.33%
		Hypothetical[1]	$1,000.00	$1,023.54	$1.68	0.33%
Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$899.90	$3.11	0.65%
		Hypothetical[1]	$1,000.00	$1,021.93	$3.31	0.65%
	HC Advisors Shares	Actual	$1,000.00	$899.20	$3.11	0.65%
		Hypothetical[1]	$1,000.00	$1,021.93	$3.31	0.65%
Institutional Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$893.30	$3.77	0.79%
		Hypothetical[1]	$1,000.00	$1,021.22	$4.02	0.79%
	HC Advisors Shares	Actual	$1,000.00	$893.30	$3.77	0.79%
		Hypothetical[1]	$1,000.00	$1,021.22	$4.02	0.79%
Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$984.10	$4.05	0.81%
		Hypothetical[1]	$1,000.00	$1,021.12	$4.13	0.81%
	HC Advisors Shares	Actual	$1,000.00	$984.10	$4.05	0.81%
		Hypothetical[1]	$1,000.00	$1,021.12	$4.13	0.81%
Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$846.60	$3.58	0.77%
		Hypothetical[1]	$1,000.00	$1,021.32	$3.92	0.77%
	HC Advisors Shares	Actual	$1,000.00	$845.70	$3.58	0.77%
		Hypothetical[1]	$1,000.00	$1,021.32	$3.92	0.77%
International Portfolio	HC Strategic Shares	Actual	$1,000.00	$841.00	$2.69	0.58%
		Hypothetical[1]	$1,000.00	$1,022.28	$2.96	0.58%
	HC Advisors Shares	Actual	$1,000.00	$841.20	$2.65	0.57%
		Hypothetical[1]	$1,000.00	$1,022.33	$2.91	0.57%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

			Beginning Account Value, July 1, 2011	Ending Account Value, December 31, 2011	Expenses Paid During Period[2]	Annualized Expense Ratio
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$842.30	$2.69	0.58%
		Hypothetical[1]	$1,000.00	$1,022.28	$2.96	0.58%
	HC Advisors Shares	Actual	$1,000.00	$843.10	$2.69	0.58%
		Hypothetical[1]	$1,000.00	$1,022.28	$2.96	0.58%
Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$797.00	$4.39	0.97%
		Hypothetical[1]	$1,000.00	$1,020.32	$4.94	0.97%
	HC Advisors Shares	Actual	$1,000.00	$797.00	$4.39	0.97%
		Hypothetical[1]	$1,000.00	$1,020.32	$4.94	0.97%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,052.00	$1.55	0.30%
		Hypothetical[1]	$1,000.00	$1,023.69	$1.53	0.30%
	HC Advisors Shares	Actual	$1,000.00	$1,053.10	$1.55	0.30%
		Hypothetical[1]	$1,000.00	$1,023.69	$1.53	0.30%
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$982.80	$2.70	0.54%
		Hypothetical[1]	$1,000.00	$1,022.48	$2.75	0.54%
	HC Advisors Shares	Actual	$1,000.00	$982.80	$2.70	0.54%
		Hypothetical[1]	$1,000.00	$1,022.48	$2.75	0.54%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,065.80	$1.30	0.25%
		Hypothetical[1]	$1,000.00	$1,023.95	$1.28	0.25%
U.S. Corporate Fixed Income Portfolo	HC Strategic Shares	Actual	$1,000.00	$1,065.80	$1.82	0.35%
		Hypothetical[1]	$1,000.00	$1,023.44	$1.79	0.35%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,029.00	$1.53	0.30%
		Hypothetical[1]	$1,000.00	$1,023.69	$1.53	0.30%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,012.70	$1.32	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,055.50	$1.61	0.31%
		Hypothetical[1]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,055.50	$1.61	0.31%
		Hypothetical[1]	$1,000.00	$1,023.64	$1.58	0.31%
Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,053.70	$1.24	0.24%
		Hypothetical[1]	$1,000.00	$1,024.00	$1.22	0.24%
	HC Advisors Shares	Actual	$1,000.00	$1,053.70	$1.24	0.24%
		Hypothetical[1]	$1,000.00	$1,024.00	$1.22	0.24%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

4.  ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.  Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid for Commodity Portfolio during the tax year ended December 31, 2011, qualify for the corporate dividend received deduction for the following Portfolios:

Portfolio	Dividends Received Deduction
Commodity Portfolio	8.28%

B.  Qualified Dividends. For the Commodity Portfolio tax year ended December 31, 2011, the following dividends paid may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Portfolio	Dividends Paid
Commodity Portfolio	22.55%

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2011 Form 1099-DIV.

C.  Short Term Capital Gains. The Commodity Portfolio declared short term distributions of realized gains as follows:

Portfolio	Amounts (in thousands)
Commodity Portfolio	$6,922

5.  ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

6.  ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Energy	11.8%
Materials	3.1%
Industrials	8.3%
Consumer Discretionary	10.9%
Consumer Staples	10.6%
Health Care	15.9%
Financials	19.3%
Information Technology	9.9%
Telecommunications Services	5.1%
Utilities	3.5%
Other	1.6%
Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Energy	10.3%
Materials	2.9%
Industrials	7.4%
Consumer Discretionary	9.9%
Consumer Staples	9.6%
Health Care	14.3%
Financials	18.3%
Information Technology	8.9%
Telecommunications Services	4.6%
Utilities	3.0%
Asset Backed Securities	0.3%
Collateralized Mortgage Obligations	2.2%
Certificates of Deposit	0.1%
Global Bonds	1.0%
Municipal Bonds	0.2%
U.S. Government Agency Mortgages	0.7%
U.S. Treasury Obligations	4.2%
Sovereign	0.2%
Other	1.9%
Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Energy	7.0%
Materials	5.0%
Industrials	6.7%
Consumer Discretionary	16.5%
Consumer Staples	14.9%
Health Care	17.0%
Financials	3.1%
Information Technology	28.1%
Telecommunications Services	0.7%
Utilities	0.0%
Other	1.0%
Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Energy	5.7%
Materials	4.1%
Industrials	5.2%
Consumer Discretionary	13.9%
Consumer Staples	11.7%
Health Care	13.7%
Financials	2.6%
Information Technology	23.2%
Telecommunications Services	0.6%
Utilities	0.0%
Asset Backed Securities	0.5%
Collateralized Mortgage Obligations	3.1%
Certificates of Deposit	0.1%
Corporate Bonds	1.1%
Yankee Dollars	0.9%
Global Bonds	1.5%
Municipal Bonds	0.2%
U.S. Government Agency Mortgages	0.7%
U.S. Treasury Obligations	9.8%
Other	1.4%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

Small Cap Portfolio

Security Allocation	Percentage of Value
Energy	6.7%
Materials	4.6%
Industrials	20.9%
Consumer Discretionary	13.0%
Consumer Staples	2.0%
Health Care	11.8%
Financials	17.8%
Information Technology	18.5%
Telecommunications Services	0.9%
Utilities	2.0%
Other	1.8%
Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Energy	5.7%
Materials	4.0%
Industrials	22.8%
Consumer Discretionary	13.0%
Consumer Staples	1.9%
Health Care	10.3%
Financials	18.1%
Information Technology	20.4%
Telecommunications Services	0.7%
Utilities	2.1%
Other	1.0%
Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Office	17.3%
Diversified	0.9%
Healthcare Real Estate	1.7%
Retail Real Estate Investment Trusts	21.6%
Residential Real Estate Investment Trusts	19.0%
Specialized Real Estate Investment Trusts	17.7%
Diversified Real Estate Investment Trusts	6.1%
Wireless Telecommunication Services	4.9%
Hotels, Resorts & Cruise Lines	4.4%
Real Estate Operating Companies	3.0%
Other	3.4%
Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	38.1%
Materials	24.7%
Industrials	0.7%
Financials	0.2%
Corporate Bonds	1.5%
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency	0.7%
U.S. Treasury Obligations	5.0%
Yankee Dollars	0.9%
Certificates of Deposit	0.2%
Repurchase Agreements	23.7%
Other/Cash	1.3%
Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Energy	7.2%
Materials	10.8%
Industrials	14.8%
Consumer Discretionary	12.6%
Consumer Staples	16.2%
Health Care	6.8%
Financials	16.3%
Information Technology	7.1%
Telecommunications Services	4.4%
Utilities	1.5%
Other	2.3%
Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Energy	7.3%
Materials	10.8%
Industrials	14.4%
Consumer Discretionary	12.1%
Consumer Staples	15.4%
Health Care	7.2%
Financials	16.5%
Information Technology	6.4%
Telecommunications Services	4.2%
Utilities	1.8%
Other	3.9%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Energy	15.6%
Materials	11.7%
Industrials	5.3%
Consumer Discretionary	6.0%
Consumer Staples	5.8%
Health Care	0.9%
Financials	23.4%
Information Technology	11.9%
Telecommunications Services	9.3%
Utilities	4.5%
Other	5.6%
Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	28.0%
Agency	37.9%
Mortgage	2.0%
Corporate	23.6%
Non-Dollar	0.0%
Taxable Municipal	0.0%
ABS	0.2%
Yankee Dollar	5.6%
Mutual Funds	2.7%
Cash/Other	0.0%
Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Aerospace/Defense/Airlines	2.6%
Chemicals	1.9%
Consumer Products/Textiles	2.6%
Energy	5.4%
Financial	16.3%
Food/Drug/Restaurants	1.9%
Forest Products/Containers	0.7%
Gaming/Leisure	0.0%
Healthcare	4.9%
Hotels/REITs	3.2%
Housing/Building Materials	1.1%
Information Technology	2.2%
Manufacturing/Capital Goods	5.3%
Metals/Minerals	1.5%
Retail	3.1%
Services/Environmental/Other	5.5%
Cable/Wireless Video	5.3%
Telecom ex wireless	9.5%
Wireless	4.3%
Utilities	14.7%
Cash	8.0%
Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	86.0%
Agency	13.6%
Corporate	0.1%
Time Deposits	0.3%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Banking	1.8%
Basic Industry	5.1%
Brokerage	0.7%
Capital Goods	3.2%
Communications	17.8%
Consumer Cyclical	2.5%
Consumer Non Cyclical	4.1%
Corporate	0.0%
Electric	1.1%
Energy	3.4%
Financial	20.4%
Industrials	5.1%
Insurance	4.8%
Materials	5.6%
Natural Gas	10.4%
Real Estate Investment Trusts	4.4%
Technology	3.2%
Transportation	1.9%
Utilities	4.5%
Cash	0.0%
Other	0.0%
Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	6.2%
Agency	84.9%
Mortgage	0.0%
Corporate	0.0%
Collateralized Mortgage Backed Securities	6.2%
Taxable Municipal	0.0%
Asset Backed Securities	0.7%
Cash/Other	2.0%
Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
General Obligation	28.0%
Utilities	14.0%
Other Revenue	11.0%
Lease Revenue	5.5%
Transportation	11.4%
University	5.5%
Sales tax revenue	5.7%
Water/Sewer Revenue	8.4%
Escrowed to Maturity/Pre-Refunded	0.0%
Cash & Equivalents	4.9%
Hospital	2.8%
Toll Road	2.8%
Corporate	0.0%
Moral Obligation	0.0%
Special Assessment	0.0%
Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
General Obligation	15.4%
Special Tax	1.0%
Power	11.9%
Water/Sewer Revenue	10.0%
Airport	10.4%
Hospital	6.1%
Education	8.4%
Transportation	0.9%
Escrowed to Maturity/Pre-Refunded	0.0%
Other Revenue	20.4%
Housing	3.2%
Industrial Development	0.0%
Tobacco	1.0%
Lease Revenue	2.1%
Tolls	2.4%
Bond Bank	0.0%
Retirement	0.0%
Taxable Bonds	0.0%
Human Services	0.0%
Cash & Equivalents	0.0%
LIBOR Floaters	0.0%
Waste Services	0.6%
Pre-paid Gas	6.2%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Local General Obligation	34.7%
Cash/Other	27.3%
Water/Sewer Revenue	8.1%
State General Obligation	0.0%
Electric	7.9%
State – Appropriation/Lease	0.0%
Dedicated Tax	8.1%
Airport	3.9%
Toll Road Revenue	0.0%
University	2.0%
Local – Appropriation/Lease	6.0%
Facilities	2.0%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

7.  BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

As of the date of this report, the Trust offered nineteen portfolios (“Portfolios”). The Trust’s investment adviser is HC Capital Solutions, an operating division of Hirtle Callaghan & Co. LLC (the “Adviser”). The Trust has entered into investment advisory agreements on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Thirteen of the Portfolios are currently managed by two or more Specialist Managers.1

During the six-month period covered by this report, the Trust’s Board took action with respect to several of the Portfolio Management Agreements relating to the several Portfolios of the Trust. The Board’s actions are summarized below.

Continuing Agreements.  During the six-month period covered by this report, the Trust’s Board approved the continuation of portfolio management agreements (“Continuing Agreements”) with nine of the Trust’s Specialist Managers, as follows:

Specialist Manager	Portfolio
SSgA Funds Management, Inc	The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio
The Emerging Markets Portfolio (two separate agreements)
The International Equity Portfolio
The Institutional International Equity Portfolio
Frontier Capital Management Company, LLC	The Small Capitalization Equity Portfolio The Institutional Small Capitalization Equity Portfolio
IronBridge Capital Management, L.P	The Small Capitalization Equity Portfolio The Institutional Small Capitalization Equity Portfolio
Pzena Investment Management, LLC	The Small Capitalization Equity Portfolio The Institutional Small Capitalization Equity Portfolio
Artisan Partners Limited Partnership	The International Equity Portfolio The Institutional International Equity Portfolio
Capital Guardian Trust Company	The International Equity Portfolio The Institutional International Equity Portfolio
Causeway Capital Management, LLC	The International Equity Portfolio The Institutional International Equity Portfolio
The Boston Company Asset Management, LLC	The Emerging Markets Portfolio
Wellington Management Company, LLP	The Real Estate Securities Portfolio The Commodity Returns Strategy Portfolio (two separate agreements)

In approving the Continuing Agreements referenced above, the Board concluded that the terms and conditions of the relevant agreements were in the best interests of the Trust and consistent with the expectations of the Trust’s

[1]	See Note 3 for details.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

shareholders based on the specific circumstances of the Trust and its Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements certain asset allocation strategies on behalf of its investment advisory clients; that shares of the Trust are generally available only to such clients or clients of financial intermediaries that have contracted with the Adviser; and that the Adviser recommended that each of the Continuing Agreements be approved by the Board. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds (“peer funds”) managed by other investment advisory organizations. While the Board found such comparisons to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust.

In approving the continuation of these Continuing Agreements, the Board had before it information to the effect that the Specialist Managers are responsible only for day-to-day investment decisions for, and do not participate in the administration or distribution of shares of, the Portfolios. The Specialist Managers receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for which they provide investment management services. The Board reviewed the services provided by the Specialist Managers, their relative performance, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) in the case of multi-manager Portfolios, the individual contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was fair and reasonable and in the best interest of shareholders.

The Board also determined that the rate at which each of the Specialist Managers that serve the Portfolios to which the Continuing Agreements relate is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services to the Portfolios, the profitability of such managers, fees charged by such managers to other institutional clients and/or information on fees charged to peer funds for similar services. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including, in several cases, negotiated fee reductions, waivers and scheduled breakpoints designed to recognize economies of scale in appropriate cases.

New Agreements.  The Board also approved two portfolio management agreements (“New SSgA Agreements”) relating to the The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio with SSgA Funds Management, Inc. (“SSgA FM”). Additionally, the Board approved a portfolio management agreement relating to The Institutional International Equity Portfolio with Lazard Asset Management, LLC (“Lazard”).

In approving the terms and conditions of the new agreements with SSgA FM and Lazard (collectively, the “New Agreements”) the Board determined that such approvals were in the best interests of the respective portfolios to which such agreements related (the “Affected Portfolios”) and consistent with the expectations of shareholders of the Affected Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds; the Adviser’s recommendations with respect to each of the Specialist Managers; and information relating to the anticipated profitability and revenues of the Specialist Managers and related factors. While the Board found this information to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust, including the fact that the Trust’s Portfolios

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

are designed to serve as vehicles for executing selected investment strategies and that all of the Trust’s shareholders are clients of the Adviser or clients of financial intermediaries that have contracted with the Adviser. The Board also noted that SSgA FM was already engaged by several other Portfolios of the Trust to provide advisory services using similar methodologies as those expected to be employed in The Real Estate Securities and Commodities Returns Strategy Portfolios.

Additionally, in approving the New Agreements, the Board had before it information to the effect that the Specialist Managers would be responsible only for day-to-day investment decisions, would not participate in the administration or distribution of shares of The Affected Portfolios and would receive limited, if any, benefit from their association with the Trust other than the fee paid to them by The Affected Portfolios. The Board reviewed the services expected to be provided by the Specialist Managers, the performance achieved by the Specialist Managers in accounts following similar strategies to those that would be used with respect to The Affected Portfolios, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that approval of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the anticipated nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to the success and future ability of The Affected Portfolios to capture the desired asset classes. The Board also met with representatives of Lazard and reviewed the firm’s history and the background of the individuals who were expected to provide portfolio management services to the Affected Portfolio. Based on the foregoing, the Board concluded that the approval of such contracts was fair and reasonable and in the best interest of shareholders.

Amended Agreements.  Finally, the Board amended the terms of the portfolio management agreements between the Trust and SSgA FM relating to The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, and The Emerging Markets Portfolio (“Amended Agreements”).

The amendments presented to and approved by the Board eliminated certain provisions under which SSgA FM was entitled to a specified minimum annual fee.

In connection with its deliberations with respect to the implementation of the amendments to existing agreements with SSgA FM relating to the several Portfolios referenced in the above table, the Board had before it information to the effect that each of the amendments would effectively reduce the fees payable by each of the portfolios to SSgA FM, without changing or impairing the services to be provided to such portfolio in any way, by removing the minimum annual fee provisions. The Board also reviewed information with respect to SSgA’s services to the Portfolios and the role that the firm plays in multi-manager structure of each Portfolio. Based on all of the information presented, the Board concluded that such amendments were fair and reasonable.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2011 (Unaudited)

OFFICERS AND AFFILIATED TRUSTEES.  The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 65	Trustee and President	Indefinite; Since 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal of Hirtle Callaghan Holdings, Inc. He continues to serve on that company’s Board of Managing Members.	19	None
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 50	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with that company for more than the past five years.	19	None
Christopher Lewis Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 41	Chief Compliance Officer	Indefinite; Since 6/14/2011	Mr. Lewis has been the General Counsel and a Director at Alaric since January 2009. Prior to that he was a Partner at Thacher Proffitt and Wood LLP from September 2004 through December 2008.	19	NA
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 32	Secretary	Indefinite; Since 12/10/09	Ms. Schantz has been an Assistant Vice President with Citi Fund Services Ohio, Inc. since January 2008. Prior to that she was an Assistant Vice President at Bank of America Corporation from September 2006 to January 2008 and Assistant Counsel at BISYS Fund Services Ohio, Inc. from October 2005 to September 2006.	19	NA

*	Mr. Callaghan and Mr. Zion may be deemed to be “interested persons” of the Adviser as that term is defined by the Investment Company Act, as a result of their past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST
Additional Information (concluded) — December 31, 2011 (Unaudited)

INDEPENDENT TRUSTEES.  The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	19	Old Mutual Advisors Funds I & II
Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 72	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	19	Atlas Energy LP
R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 66	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	19	Franklin Square Energy and Power Fund
Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway – Suite 1570 Houston, TX 77019-2125 Age: 73	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President of The Wortham Foundation and has been a Trustee for more than the past five years.	19	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST

Trustees

DONALD E. CALLAGHAN*

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Investment Adviser	Independent Registered Public Accounting Firm
HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	PricewaterhouseCoopers LLP 41 South High Street Suite 2500 Columbus, Ohio 43215
Administrator	Custodian
Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219	State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, Massachusetts 02111-2900
Distributor
Unified Financial Securities, Inc. 2960 North Meridian Street Suite 300 Indianapolis, Indiana 46208-4715

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/12

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Not applicable.
(b)	Not applicable.
(b)(1)	Not applicable.
(b)(2)	Not applicable.
(b)(3)	Not applicable.
(b)(4)	Not applicable.
(b)(5)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: March 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion, Principal Financial Officer
Robert J. Zion, Principal Financial Officer

Date: March 6, 2012

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: March 6, 2012